UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08789

VALIC Company II

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

Kurt W. Bernlohr

Senior Vice President

The Variable Annuity Life Insurance Company

2929 Allen Parkway

Houston, TX 77019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 831-6133

Date of fiscal year end: August 31

Date of reporting period: August 31, 2010

Item 1. Reports to Stockholders

VALIC Company II, Annual Report at August 31, 2010.

VALIC Company II

Annual Report, August 31, 2010

SAVING : INVESTING : PLANNING

VALIC Company II

ANNUAL REPORT AUGUST 31, 2010

VALIC Company II

PRESIDENT’S LETTER

Dear Valued Investor:

We are pleased to provide you with the following Annual Report for VALIC Company II. The report contains the investment portfolio information and the financial statements of VALIC Company II for the twelve-month period ending August 31, 2010. We encourage you to carefully read this report and hope you find it informative and helpful.

The reporting period showed continued improvement in general economic conditions over the prior year. As confirmed by some of the major market barometers, most U.S. equity and bond markets continued for the most part the recovery that began early in 2009, although improvements in equity markets overseas were more modest and showed slightly negative returns for the reporting period. The twelve-months ending August 31, 2010 saw total returns of 4.91% for the S&P 500® Index*, 9.18% for the Barclays Capital U.S. Aggregate Bond Index**, and -1.93% for the MSCI EAFE Index (gross)***. Among the factors driving this improvement were interest rates at near record lows, modest inflation and manufacturing and corporate earnings that mostly exceeded expectations. The various government stimulus programs and central bank interventions put in place throughout the world in the last few years were also believed to have had a positive impact as the effects of their increased liquidity continued to work their way through the financial system.

Events both at home and abroad, however, demonstrated that U.S. and overseas economies remain fragile and continue to face important challenges. Domestically, the real estate market remained weak, unemployment high and consumers wary. The massive oil spill in the Gulf of Mexico and the uncertainty surrounding the financial effects of health care and financial reform legislation further illustrated the fragility of any recovery. Overseas, a sovereign debt crisis in Europe late in the period, highlighted by events in Greece, brought structural budget deficits to the forefront and highlighted the unsustainable budget trajectories of many countries, including the U.S. and its states and municipalities. Clearly, questions remain about the sustainability of any long-term global recovery.

Challenging times like these highlight the importance for investors to stay focused on the long-term and stick to tried-and-true investment fundamentals. We believe a well-diversified portfolio across assets classes, investment styles and geographic borders is one such fundamental. Another is staying invested consistent with your risk tolerance, time horizon and long-term investment strategy. Your financial advisor can assist with other fundamentals to help you take greater control of your financial future.

Thank you for your investment with VALIC Company II. We appreciate your ongoing confidence in us and look forward to helping you meet your investment goals in the years ahead.

Sincerely,

Kurt W. Bernlohr, President

VALIC Company II

*

The S&P 500® Index, widely regarded as the best single gauge of the U.S. Equity market, is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Barclays Capital U.S. Aggregate Bond Index, a broad measure of the bond market, is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.
***	The Morgan Stanley Capital International (MSCI), Europe, Australasia, Far East (EAFE) Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

Past performance of an index does not guarantee the future performance of any investment.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2010 (Unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company II (“VC II”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at March 1, 2010 and held until August 31, 2010. Shares of VC II are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) and qualified retirement plans (the “Plans”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC II and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts and Plans are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your Variable Contract prospectus or Plan document for more details on the fees associated with the Variable Contract or Plans.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended August 31, 2010” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended August 31, 2010” column and the “Expense Ratio as of August 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2010” column would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended August 31, 2010” column and the “Expense Ratio as of August 31, 2010” column do not include fees and expenses that may be charged by the Variable Contracts or Plans, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended August 31, 2010” column would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts or Plans. Please refer to your Variable Contract prospectus or Plan document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

VALIC Company II

EXPENSE EXAMPLE — August 31, 2010 (Unaudited) — (continued)

	Actual			Hypothetical
Fund#	Beginning Account Value at March 1, 2010	Ending Account Value Using Actual Return at August 31, 2010	Expenses Paid During the Six Months Ended August 31, 2010*	Beginning Account Value at March 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at August 31, 2010	Expenses Paid During the Six Months Ended August 31, 2010*	Expense Ratio as of August 31, 2010*
Aggressive Growth Lifestyle	$1,000.00	$1,001.35	$0.50	$1,000.00	$1,024.70	$0.51	0.10%
Capital Appreciation	$1,000.00	$942.35	$4.16	$1,000.00	$1,020.92	$4.33	0.85%
Conservative Growth Lifestyle	$1,000.00	$1,031.00	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Core Bond	$1,000.00	$1,068.00	$4.01	$1,000.00	$1,021.32	$3.92	0.77%
High Yield Bond	$1,000.00	$1,057.47	$4.98	$1,000.00	$1,020.37	$4.89	0.96%
International Small Cap Equity	$1,000.00	$1,007.17	$5.06	$1,000.00	$1,020.16	$5.09	1.00%
Large Cap Value@	$1,000.00	$949.74	$3.98	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth@	$1,000.00	$944.36	$4.17	$1,000.00	$1,020.92	$4.33	0.85%
Mid Cap Value@	$1,000.00	$972.14	$5.22	$1,000.00	$1,019.91	$5.35	1.05%
Moderate Growth Lifestyle	$1,000.00	$1,012.17	$0.51	$1,000.00	$1,024.70	$0.51	0.10%
Money Market II	$1,000.00	$1,000.05	$1.41	$1,000.00	$1,023.79	$1.43	0.28%
Small Cap Growth@	$1,000.00	$991.25	$5.82	$1,000.00	$1,019.36	$5.90	1.16%
Small Cap Value@	$1,000.00	$953.57	$4.68	$1,000.00	$1,020.42	$4.84	0.95%
Socially Responsible	$1,000.00	$960.91	$2.77	$1,000.00	$1,022.38	$2.85	0.56%
Strategic Bond	$1,000.00	$1,067.55	$4.64	$1,000.00	$1,020.72	$4.53	0.89%

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days. These ratios do not reflect fees and expenses associated with the Variable Contracts or Plans. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts or your Plan document for details on the administration fees charged by your Plan sponsor.
#	During the stated period, the investment adviser waived a portion of or all fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended August 31, 2010” and the “Expense Ratios” would have been higher.
@	Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses has been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Fund#	Beginning Account Value at March 1, 2010	Ending Account Value Using Actual Return at August 31, 2010	Expenses Paid During the Six Months Ended August 31, 2010*	Beginning Account Value at March 1, 2010	Ending Account Value Using a Hypothetical 5% Assumed Return at August 31, 2010	Expenses Paid During the Six Months Ended August 31, 2010*	Expense Ratio as of August 31, 2010*
Large Cap Value Fund	$1,000.00	$949.74	$3.98	$1,000.00	$1,021.12	$4.13	0.81%
Mid Cap Growth Fund	$1,000.00	$944.36	$4.12	$1,000.00	$1,020.97	$4.28	0.84%
Mid Cap Value Fund	$1,000.00	$972.14	$5.12	$1,000.00	$1,020.01	$5.24	1.03%
Small Cap Growth Fund	$1,000.00	$991.25	$5.77	$1,000.00	$1,019.41	$5.85	1.15%
Small Cap Value Fund	$1,000.00	$953.57	$4.63	$1,000.00	$1,020.47	$4.79	0.94%

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Domestic Equity Investment Companies	51.3%
Fixed Income Investment Companies	29.0
International Equity Investment Companies	11.7
Real Estate Investment Companies	7.9

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Aggressive Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 51.3%
VALIC Co. I Blue Chip Growth Fund	752,753	$6,255,381
VALIC Co. I Science & Technology Fund	442,740	5,565,241
VALIC Co. I Small Cap Special Values Fund	981,533	7,116,114
VALIC Co. I Stock Index Fund	609,793	12,939,806
VALIC Co. I Value Fund	662,995	5,270,814
VALIC Co. II Capital Appreciation Fund	718,910	5,758,466
VALIC Co. II Mid Cap Value Fund	783,942	10,669,455
VALIC Co. II Small Cap Growth Fund†	234,233	2,389,172
VALIC Co. II Small Cap Value Fund	678,503	6,968,223

Total Domestic Equity Investment Companies
(cost $57,806,714)		62,932,672

Fixed Income Investment Companies — 29.0%
VALIC Co. II Core Bond Fund	316,479	3,380,000
VALIC Co. II High Yield Bond Fund	2,023,012	14,889,370
VALIC Co. II Strategic Bond Fund	1,544,773	17,332,357

Total Fixed Income Investment Companies
(cost $32,170,484)		35,601,727

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 11.7%
VALIC Co. I Foreign Value Fund	870,067	$7,004,038
VALIC Co. I International Equities Fund	1,298,976	7,300,243

Total International Equity Investment Companies
(cost $13,920,478)		14,304,281

Real Estate Investment Companies — 7.9%
VALIC Co. I Global Real Estate Fund (cost $7,302,987)	1,234,947	9,719,027

TOTAL INVESTMENTS
(cost $111,200,663)(2)	99.9%	122,557,707
Other assets less liabilities	0.1	97,714

NET ASSETS —	100.0%	$122,655,421

†	Non-income producing security
#	The Aggressive Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$62,932,672	$—	$—	$62,932,672
Fixed Income Investment Companies	35,601,727	—	—	35,601,727
International Equity Investment Companies	14,304,281	—	—	14,304,281
Real Estate Investment Companies	9,719,027	—	—	9,719,027

Total	$122,557,707	$—	$—	$122,557,707

See Notes to Financial Statements

VALIC Company II Capital Appreciation Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Computers	6.5%
Retail — Discount	5.1
Retail — Restaurants	4.6
Aerospace/Defense	4.3
Chemicals — Specialty	3.9
Cosmetics & Toiletries	3.8
Medical Products	3.1
Auto/Truck Parts & Equipment — Original	3.0
Medical — Biomedical/Gene	2.9
Internet Infrastructure Software	2.8
Time Deposits	2.7
Medical — Drugs	2.6
Retail — Apparel/Shoe	2.4
Toys	2.4
Oil Companies — Integrated	2.1
Retail — Major Department Stores	2.1
Distribution/Wholesale	2.1
Coffee	2.0
Savings & Loans/Thrifts	1.9
Electronic Components — Semiconductors	1.8
Medical — Generic Drugs	1.8
Medical Instruments	1.8
E-Commerce/Services	1.8
Telecommunication Equipment	1.6
Oil Companies — Exploration & Production	1.4
Web Portals/ISP	1.4
Pharmacy Services	1.4
Insurance — Life/Health	1.3
Computers — Memory Devices	1.3
Transport — Services	1.2
Energy — Alternate Sources	1.2
Beverages — Wine/Spirits	1.2
Schools	1.1
Coatings/Paint	1.1
Food — Misc.	1.1
Apparel Manufacturers	1.1
Retail — Auto Parts	1.1
Cellular Telecom	1.1
Gold Mining	1.1
Insurance — Property/Casualty	1.1
Transport — Rail	1.1
Disposable Medical Products	1.1
Software Tools	1.0
Banks — Super Regional	1.0
Medical — Wholesale Drug Distribution	1.0
Commercial Services — Finance	1.0
Electronic Parts Distribution	1.0
Diversified Manufacturing Operations	1.0
Enterprise Software/Service	1.0
Electronic Connectors	1.0
Applications Software	1.0
Engines — Internal Combustion	1.0
Medical Labs & Testing Services	1.0
Retail — Drug Store	0.9

102.4%

*	Calculated as a percentage of net assets

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.7%
Aerospace/Defense — 4.3%
Lockheed Martin Corp.	14,400	$1,001,088
Northrop Grumman Corp.	7,000	378,840
Raytheon Co.	8,500	373,320

		1,753,248

Apparel Manufacturers — 1.1%
Coach, Inc.	12,300	440,832

Applications Software — 1.0%
Microsoft Corp.	17,000	399,160

Auto/Truck Parts & Equipment - Original — 3.0%
TRW Automotive Holdings Corp.†	35,200	1,223,552

Banks - Super Regional — 1.0%
Wells Fargo & Co.	17,800	419,190

Beverages - Wine/Spirits — 1.2%
Brown - Forman Corp., Class B	7,900	484,191

Cellular Telecom — 1.1%
MetroPCS Communications, Inc.†	48,800	436,272

Chemicals - Specialty — 3.9%
Ashland, Inc.	8,600	399,556
Ecolab, Inc.	10,400	492,960
Lubrizol Corp.	7,300	681,163

		1,573,679

Coatings/Paint — 1.1%
The Sherwin - Williams Co.	6,400	450,432

Coffee — 2.0%
Green Mountain Coffee Roasters, Inc.†	25,800	795,156

Commercial Services - Finance — 1.0%
Mastercard, Inc., Class A	2,100	416,556

Computers — 6.5%
Apple, Inc.†	5,100	1,241,187
Hewlett - Packard Co.	15,000	577,200
International Business Machines Corp.	6,600	813,318

		2,631,705

Computers - Memory Devices — 1.3%
SanDisk Corp.†	15,300	508,572

Cosmetics & Toiletries — 3.8%
The Estee Lauder Cos., Inc., Class A	18,600	1,042,902
The Procter & Gamble Co.	8,400	501,228

		1,544,130

Disposable Medical Products — 1.1%
C.R. Bard, Inc.	5,600	430,248

Distribution/Wholesale — 2.1%
WW Grainger, Inc.	7,900	835,741

Diversified Manufacturing Operations — 1.0%
General Electric Co.	28,300	409,784

E - Commerce/Services — 1.8%
Expedia, Inc.	18,100	413,766
NetFlix, Inc.†	2,400	301,248

		715,014

Electronic Components - Semiconductors — 1.8%
Intel Corp.	42,200	747,784

Electronic Connectors — 1.0%
Thomas & Betts Corp.†	11,000	406,450

Electronic Parts Distribution — 1.0%
Arrow Electronics, Inc.†	18,100	414,128

Security Description	Shares	Value (Note 2)

Energy - Alternate Sources — 1.2%
First Solar, Inc.†	3,800	$485,830

Engines - Internal Combustion — 1.0%
Cummins, Inc.	5,300	394,373

Enterprise Software/Service — 1.0%
Oracle Corp.	18,600	406,968

Food - Misc. — 1.1%
General Mills, Inc.	12,200	441,152

Gold Mining — 1.1%
Newmont Mining Corp.	7,100	435,372

Insurance - Life/Health — 1.3%
Aflac, Inc.	11,200	529,200

Insurance - Property/Casualty — 1.1%
The Travelers Cos., Inc.	8,800	431,024

Internet Infrastructure Software — 2.8%
Akamai Technologies, Inc.†	15,200	700,264
F5 Networks, Inc.†	4,900	428,407

		1,128,671

Medical Instruments — 1.8%
Intuitive Surgical, Inc.†	1,400	371,042
Medtronic, Inc.	11,300	355,724

		726,766

Medical Labs & Testing Services — 1.0%
Quest Diagnostics, Inc.	9,000	391,500

Medical Products — 3.1%
Johnson & Johnson	7,600	433,352
Varian Medical Systems, Inc.†	15,200	809,248

		1,242,600

Medical - Biomedical/Gene — 2.9%
Gilead Sciences, Inc.†	26,700	850,662
Life Technologies Corp.†	7,900	337,883

		1,188,545

Medical - Drugs — 2.6%
Bristol - Myers Squibb Co.	15,975	416,628
Forest Laboratories, Inc.†	23,700	646,773

		1,063,401

Medical - Generic Drugs — 1.8%
Mylan, Inc.†	42,600	731,016

Medical - Wholesale Drug Distribution — 1.0%
AmerisourceBergen Corp.	15,300	417,384

Oil Companies - Exploration & Production — 1.4%
Southwestern Energy Co.†	18,000	588,960

Oil Companies - Integrated — 2.1%
Chevron Corp.	5,600	415,296
Exxon Mobil Corp.	7,300	431,868

		847,164

Pharmacy Services — 1.4%
Express Scripts, Inc.†	13,400	570,840

Retail - Apparel/Shoe — 2.4%
Ross Stores, Inc.	11,900	590,597
The Gap, Inc.	23,900	403,671

		994,268

Retail - Auto Parts — 1.1%
AutoZone, Inc.†	2,100	440,538

VALIC Company II Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Retail - Discount — 5.1%
Big Lots, Inc.†	12,600	$393,876
Dollar Tree, Inc.†	5,550	251,581
Family Dollar Stores, Inc.	23,200	992,728
Wal-Mart Stores, Inc.	8,600	431,204

		2,069,389

Retail - Drug Store — 0.9%
CVS Caremark Corp.	14,000	378,000

Retail - Major Department Stores — 2.1%
TJX Cos., Inc.	21,200	841,428

Retail - Restaurants — 4.6%
McDonald’s Corp.	17,200	1,256,632
Starbucks Corp.	26,500	609,235

		1,865,867

Savings & Loans/Thrifts — 1.9%
Hudson City Bancorp, Inc.	68,500	789,463

Schools — 1.1%
Apollo Group, Inc., Class A†	4,100	174,168
ITT Educational Services, Inc.†	5,400	287,604

		461,772

Software Tools — 1.0%
VMware, Inc. Class A†	5,400	424,278

Telecommunication Equipment — 1.6%
Harris Corp.	15,600	656,292

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 2.4%
Hasbro, Inc.	24,400	$984,784

Transport - Rail — 1.1%
Union Pacific Corp.	5,900	430,346

Transport - Services — 1.2%
C.H. Robinson Worldwide, Inc.	7,800	506,922

Web Portals/ISP — 1.4%
Google, Inc., Class A†	1,300	585,026

Total Long - Term Investment Securities
(cost $39,794,391)		40,484,963

SHORT - TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 2.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10 (cost $1,078,000)	$1,078,000	1,078,000

TOTAL INVESTMENTS
(cost $40,872,391)(1)	102.4%	41,562,963
Liabilities in excess of other assets	(2.4)	(961,591)

NET ASSETS —	100.0%	$40,601,372

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$2,631,705	$—	$—	$2,631,705
Retail - Discount	2,069,389	—	—	2,069,389
Other Industries*	35,783,869	—	—	35,783,869
Short-Term Investment Securities:
Time Deposits	—	1,078,000	—	1,078,000

Total	$40,484,963	$1,078,000	$—	$41,562,963

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	64.5%
Domestic Equity Investment Companies	27.8
International Equity Investment Companies	5.6
Real Estate Investment Companies	2.0

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Conservative Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 27.8%
VALIC Co. I Blue Chip Growth Fund	157,105	$1,305,546
VALIC Co. I Science & Technology Fund	170,021	2,137,165
VALIC Co. I Small Cap Special Values Fund	410,288	2,974,589
VALIC Co. I Stock Index Fund	266,203	5,648,825
VALIC Co. I Value Fund	149,330	1,187,172
VALIC Co. II Capital Appreciation Fund	237,283	1,900,639
VALIC Co. II Mid Cap Value Fund	450,262	6,128,068
VALIC Co. II Small Cap Value Fund	159,461	1,637,669

Total Domestic Equity Investment Companies
(cost $21,091,050)		22,919,673

Fixed Income Investment Companies — 64.5%
VALIC Co. II Core Bond Fund	2,081,506	22,230,482
VALIC Co. II High Yield Bond Fund	2,133,868	15,705,272
VALIC Co. II Strategic Bond Fund	1,363,137	15,294,399

Total Fixed Income Investment Companies
(cost $48,545,203)		53,230,153

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 5.6%
VALIC Co. I Foreign Value Fund	264,979	$2,133,073
VALIC Co. I International Equities Fund	446,287	2,508,130

Total International Equity Investment Companies
(cost $4,255,007)		4,641,203

Real Estate Investment Companies — 2.0%
VALIC Co. I Global Real Estate Fund (cost $1,251,329)	209,928	1,652,131

TOTAL INVESTMENTS
(cost $75,142,589)(2)	99.9%	82,443,160
Other assets less liabilities	0.1	65,228

NET ASSETS —	100.0%	$82,508,388

#	The Conservative Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$22,919,673	$—	$—	$22,919,673
Fixed Income Investment Companies	53,230,153	—	—	53,230,153
International Equity Investment Companies	4,641,203	—	—	4,641,203
Real Estate Investment Companies	1,652,131	—	—	1,652,131

Total	$82,443,160	$—	$—	$82,443,160

See Notes to Financial Statements

VALIC Company II Core Bond Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Federal Home Loan Mtg. Corp.	17.4%
United States Treasury Notes	13.0
Federal National Mtg. Assoc.	12.5
Diversified Financial Services	8.9
Government National Mtg. Assoc.	4.9
Repurchase Agreements	4.1
United States Treasury Bonds	3.2
Sovereign	2.8
Diversified Banking Institutions	2.5
Banks — Commercial	2.4
Pipelines	1.7
Oil Companies — Exploration & Production	1.5
Banks — Super Regional	1.5
Special Purpose Entities	1.2
Cable/Satellite TV	1.2
Electric — Integrated	1.0
Telephone — Integrated	0.9
Finance — Investment Banker/Broker	0.9
Oil Companies — Integrated	0.8
Insurance — Multi-line	0.8
Multimedia	0.8
Insurance — Life/Health	0.7
Non-Hazardous Waste Disposal	0.6
Telecom Services	0.5
Electric — Generation	0.5
Retail — Drug Store	0.4
Food — Misc.	0.4
Medical — Hospitals	0.4
Wireless Equipment	0.4
Advertising Agencies	0.4
Computer Services	0.4
Insurance — Mutual	0.4
Transport — Air Freight	0.3
Cellular Telecom	0.3
Steel — Producers	0.3
Oil & Gas Drilling	0.3
Satellite Telecom	0.3
Medical Products	0.3
Medical — Drugs	0.3
Paper & Related Products	0.3
Independent Power Producers	0.2
Distribution/Wholesale	0.2
Banks — Fiduciary	0.2
Finance — Auto Loans	0.2
Brewery	0.2
Diversified Minerals	0.2
Consumer Products — Misc.	0.2
Chemicals — Diversified	0.2
Television	0.2
Enterprise Software/Service	0.2
Finance — Credit Card	0.2
Gas — Transportation	0.2
Diversified Manufacturing Operations	0.2
Medical — HMO	0.2
Transport — Equipment & Leasing	0.2
Food — Retail	0.2
Casino Hotels	0.2
Real Estate Investment Trusts	0.2
Finance — Commercial	0.2
Oil — Field Services	0.2
Gambling (Non-Hotel)	0.2
Airlines	0.2
Electronic Components — Semiconductors	0.2
Finance — Consumer Loans	0.2
Transport — Services	0.2
E-Commerce/Services	0.1
Medical — Biomedical/Gene	0.1
Coal	0.1
Retail — Regional Department Stores	0.1

Finance — Other Services	0.1
Funeral Services & Related Items	0.1
Medical Instruments	0.1
Computers — Periphery Equipment	0.1
Telecom Equipment — Fiber Optics	0.1
Transport — Rail	0.1
Electronic Components — Misc.	0.1
Metal — Diversified	0.1
Retail — Restaurants	0.1
Auto/Truck Parts & Equipment — Original	0.1
Food — Confectionery	0.1
Medical — Generic Drugs	0.1
Energy — Alternate Sources	0.1
Electronic Measurement Instruments	0.1
Publishing — Periodicals	0.1
SupraNational Banks	0.1
Insurance — Reinsurance	0.1
Physicians Practice Management	0.1
Commercial Services	0.1
Chemicals — Plastics	0.1
Rental Auto/Equipment	0.1
Containers — Paper/Plastic	0.1
Savings & Loans/Thrifts	0.1
Tools — Hand Held	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Toy Stores	0.1
Hotels/Motels	0.1
Machinery — Farming	0.1
Rubber — Tires	0.1
Building — Residential/Commercial	0.1
Broadcast Services/Program	0.1
Decision Support Software	0.1
Municipal Bonds	0.1
Hazardous Waste Disposal	0.1
Printing — Commercial	0.1
Web Hosting/Design	0.1
Firearms & Ammunition	0.1
Aerospace/Defense	0.1
Retail — Propane Distribution	0.1
Photo Equipment & Supplies	0.1

100.9%

Credit Quality†#

Government — Agency	36.2%
Government — Treasury	16.9
AAA	0.9
AA	2.3
A	10.9
BBB	15.8
BB	8.4
B	4.8
CCC	0.9
Not Rated@	2.9

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 8.1%
Diversified Financial Services — 8.1%
Applebee’s Enterprises LLC Series 2007-1A, Class A22A 6.43% due 12/20/37*	$973,338	$906,421
Banc of America Commercial Mtg., Inc. Series 2007-1, Class AJ 5.52% due 01/15/49(1)(2)	1,000,000	573,322
Bank One Issuance Trust Series 2003-C3, Class C3 4.77% due 02/16/16	690,000	732,319
Bear Stearns Commercial Mtg. Securities Series 2006-T24, Class AM 5.57% due 10/12/41(1)(2)	1,000,000	961,581
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(1)(2)	1,150,000	1,028,791
Citigroup Commercial Mtg. Trust Series 2007-FL3A, Class A1 0.35% due 04/15/22*(1)(4)	746,240	670,958
Citigroup Commercial Mtg. Trust Series 2006-C5, Class AM 5.46% due 10/15/49(1)	500,000	486,799
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.52% due 02/05/19*(1)(4)	1,035,000	922,217
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class AM 5.99% due 06/10/46(1)(2)	1,500,000	1,462,202
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	1,817,000	1,766,723
GMAC Mortgage Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(5)	1,226,577	1,250,035
GS Mortgage Securities Trust Series 2007-GG10, Class A4 6.00% due 08/10/45(1)(2)	1,000,000	1,033,538
Merrill Lynch Mtg. Trust Series 2006-C2, Class AM 5.78% due 08/12/43(1)(2)	1,000,000	976,923
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-8, Class AJ 6.18% due 08/12/49(1)(2)	1,000,000	722,487
Morgan Stanley Capital I Series 2007-T27, Class AM 5.65% due 06/11/42(1)(2)	1,000,000	955,146
Morgan Stanley Capital I Series 2007-IQ15, Class AM 6.08% due 06/11/49(1)(2)	2,500,000	2,159,943
Morgan Stanley Capital I Pass Through Certs. Series 2006-HQ9, Class B 5.83% due 07/12/44(1)(2)	500,000	379,981
Morgan Stanley Capital I, Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)(2)	2,000,000	1,747,362
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	904,081	895,703

Total Asset Backed Securities
(cost $18,487,790)		19,632,451

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(3)(6)(8)(9)(11) (cost $28,000)	$28,000	$24,360

U.S. CORPORATE BONDS & NOTES — 29.3%
Advertising Agencies — 0.4%
The Interpublic Group of Cos., Inc. Notes 6.25% due 11/15/14	919,000	955,760

Advertising Services — 0.0%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(12)	95,000	96,900

Aerospace/Defense — 0.1%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	113,000	116,108

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	33,000	35,096

Airlines — 0.2%
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	287,000	307,807
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	66,621	73,283

		381,090

Auto - Heavy Duty Trucks — 0.1%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	170,000	178,075

Auto/Truck Parts & Equipment - Original — 0.1%
Cooper - Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	65,000	66,463
Lear Corp. Company Guar. Notes 7.88% due 03/15/18	50,000	51,750
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	140,000	145,250

		263,463

Banks - Commercial — 1.0%
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(4)	217,000	193,620
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	141,833	133,367
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	804,000	876,600
HSBC Bank USA NA Sub. Notes 4.88% due 08/24/20	270,000	278,959
KeyBank NA Sub. Notes 7.41% due 10/15/27	82,000	91,886

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	$272,000	$276,281
US Bank NA Sub. Notes 3.78% due 04/29/20(4)	230,000	238,922
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	329,000	371,258

		2,460,893

Banks - Fiduciary — 0.2%
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/15/37(4)	784,000	579,594

Banks - Money Center — 0.0%
Chase Capital III Ltd. Guar. Notes 1.09% due 03/01/27(4)	92,000	69,818

Banks - Super Regional — 1.2%
BAC Capital Trust XIII Ltd. Guar. Notes 0.94% due 03/15/12(4)(13)	822,000	522,679
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(4)	205,000	126,686
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	474,000	534,712
PNC Preferred Funding Trust II Jr. Sub. Bonds 6.11% due 03/15/12*(4)(13)	250,000	181,469
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	190,000	208,324
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	45,000	43,699
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(4)(13)	168,000	131,040
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(4)(13)	738,000	625,455
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(4)(13)	235,000	242,637
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	311,000	347,370

		2,964,071

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	100,000	104,750

Brewery — 0.2%
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	425,000	544,327

Security Description	Principal Amount	Value (Note 2)

Broadcast Services/Program — 0.1%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	$75,000	$55,312
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	75,000	76,219

		131,531

Building - Residential/Commercial — 0.1%
KB Home Company Guar. Notes 9.10% due 09/15/17	25,000	25,250
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	125,000	120,313

		145,563

Cable/Satellite TV — 1.2%
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	550,000	635,275
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	260,000	296,046
COX Communications, Inc. Notes 7.13% due 10/01/12	156,000	173,457
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	105,000	117,075
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	250,000	249,178
DIRECTV Holdings LLC/DIRECTTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	215,000	222,525
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	215,000	237,037
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	104,000	108,680
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	354,000	361,965
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	466,000	531,461

		2,932,699

Capacitors — 0.0%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	100,000	104,500

Casino Hotels — 0.2%
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	164,000	175,480
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	187,000	208,972
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	84,000	84,840

		469,292

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.3%
AT&T Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	$594,000	$615,412
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	91,000	90,090

		705,502

Chemicals - Diversified — 0.2%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	112,000	109,340
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	175,000	182,875
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	144,000	129,060

		421,275

Chemicals - Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	205,000	189,625

Coal — 0.1%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	105,000	113,662
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	111,000	117,799
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	23,000	24,064
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	75,000	74,437

		329,962

Commercial Services — 0.1%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	215,000	199,144

Computer Services — 0.4%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	206,000	222,663
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	82,000	86,202
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	475,000	576,061
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	54,000	55,147

		940,073

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	244,000	276,336

Security Description	Principal Amount	Value (Note 2)

Consulting Services — 0.0%
FTI Consulting, Inc. Company Guar. Notes 7.75% due 10/01/16	$95,000	$98,563

Consumer Products - Misc. — 0.2%
SC Johnson & Son, Inc. Senior Notes 4.80% due 09/01/40*	550,000	537,900

Containers - Metal/Glass — 0.0%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	67,000	71,858
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	32,000	30,240

		102,098

Containers - Paper/Plastic — 0.1%
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	100,000	92,000
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	89,000	94,785

		186,785

Cosmetics & Toiletries — 0.0%
Revlon Consumer Products Corp. Notes 9.75% due 11/15/15	105,000	109,069

Decision Support Software — 0.1%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	139,000	127,533

Direct Marketing — 0.0%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	120,000	89,700

Distribution/Wholesale — 0.2%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	150,000	156,750
Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	250,000	255,535
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	200,000	176,500

		588,785

Diversified Banking Institutions — 2.2%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	8,000	8,189
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	75,000	82,821
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(4)(13)	475,000	484,548
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	188,000	193,171

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
Citigroup, Inc. Notes 5.38% due 08/09/20	$510,000	$514,704
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	800,000	821,973
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	225,000	242,740
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	225,000	213,837
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	169,000	175,760
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	317,000	315,198
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(4)(13)	250,000	262,930
Morgan Stanley Senior Notes 5.55% due 04/27/17	611,000	640,181
Morgan Stanley Senior Notes 5.63% due 09/23/19	315,000	320,563
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	236,000	253,608
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	388,000	406,647
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	463,000	472,856

		5,409,726

Diversified Financial Services — 0.7%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(4)	362,000	375,575
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	370,000	380,394
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	344,000	353,716
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	547,000	581,431

		1,691,116

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 5.25% due 12/06/17	119,000	133,495
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	46,000	43,815

		177,310

E - Commerce/Services — 0.1%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	344,000	351,310

Security Description	Principal Amount	Value (Note 2)

Electric - Generation — 0.5%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	$540,000	$551,426
Edison Mission Energy Senior Notes 7.20% due 05/15/19	317,000	210,805
The AES Corp. Senior Notes 8.00% due 10/15/17	354,000	372,585

		1,134,816

Electric - Integrated — 1.0%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	252,000	253,260
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	266,000	315,216
Dominion Resources, Inc. Senior Notes 2.25% due 09/01/15	93,000	93,126
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	439,000	491,420
Georgia Power Co. Senior Notes 4.75% due 09/01/40	215,000	214,147
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	250,000	250,653
Idaho Power Co. 1st Mtg. Bonds 4.85% due 08/15/40	176,000	176,557
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	215,000	194,037
Mirant Mid - Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	111,816	116,009
Southern California Edison Co. 1st Mtg. Bonds 4.50% due 09/01/40	159,000	159,130
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(6)(11)	150,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	205,000	130,688
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series B 10.25% due 11/01/15	28,000	17,850

		2,412,093

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	109,000	117,448
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	143,000	155,512

		272,960

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electronic Components - Semiconductors — 0.2%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(10)	$77,000	$71,417
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	71,000	71,177
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	57,000	58,568
National Semiconductor Corp. Senior Notes 6.15% due 06/15/12	168,000	179,468

		380,630

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc. Senior Notes 5.50% due 09/14/15	207,000	231,906

Energy - Alternate Sources — 0.1%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	220,000	232,100

Enterprise Software/Service — 0.2%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	205,000	209,100
Oracle Corp. Senior Notes 5.38% due 07/15/40*	285,000	308,937

		518,037

Finance - Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	350,000	380,077
Ford Motor Credit Co. LLC Senior Notes 12.00% due 05/15/15	150,000	177,273

		557,350

Finance - Commercial — 0.2%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	410,000	429,053

Finance - Consumer Loans — 0.2%
SLM Corp. Senior Notes 5.13% due 08/27/12	174,000	170,731
SLM Corp. Senior Notes 8.00% due 03/25/20	235,000	205,625

		376,356

Finance - Credit Card — 0.2%
Discover Financial Services Senior Notes 6.45% due 06/12/17	465,000	496,264

Finance - Investment Banker/Broker — 0.7%
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(4)	103,000	73,850

Security Description	Principal Amount	Value (Note 2)

Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 0.00% due 05/31/12†(4)(7)(9)(13)	$148,000	$15
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(7)(9)	179,000	56
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(7)(9)	230,000	71
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	807,000	854,828
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	338,000	384,068
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	383,000	403,933

		1,716,821

Finance - Other Services — 0.1%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	245,000	250,948
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	70,000	61,775

		312,723

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 5.70% due 12/01/34	75,000	49,186

Firearms & Ammunition — 0.1%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	114,000	118,845

Food - Confectionery — 0.1%
WM Wrigley Jr Co. Company Guar. Notes 3.70% due 06/30/14*	245,000	253,897

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	89,000	99,346

Food - Misc. — 0.4%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	450,000	533,812
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	256,000	296,938
Sara Lee Corp. Senior Notes 4.10% due 09/15/20	245,000	246,405

		1,077,155

Food - Retail — 0.2%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	194,000	237,249

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Food - Retail (continued)
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	$235,000	$235,588

		472,837

Funeral Services & Related Items — 0.1%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	139,000	136,220
Service Corp. International Senior Notes 8.00% due 11/15/21	164,000	173,020

		309,240

Gambling (Non - Hotel) — 0.2%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	407,000	388,685

Gas - Transportation — 0.2%
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	557,000	493,641

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	120,000	123,000

Home Furnishings — 0.0%
Norcraft Cos LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	95,000	98,088

Hotel/Motels — 0.1%
Starwood Hotels & Resorts Worldwide, Inc. Senior Notes 6.75% due 05/15/18	156,000	164,970

Independent Power Producers — 0.2%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	75,000	75,188
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(6)(11)	380,000	0
Dynegy - Roseton / Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	240,000	218,400
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	206,000	207,545
RRI Energy, Inc. Senior Notes 7.88% due 06/15/17	105,000	96,862

		597,995

Insurance - Life/Health — 0.7%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	186,000	196,475
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(4)	250,000	227,500
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	256,000	271,336

Security Description	Principal Amount	Value (Note 2)

Insurance - Life/Health (continued)
Principal Life Income Funding Trusts Senior Sec. Notes 0.60% due 11/08/13(4)	$291,000	$286,806
Protective Life Corp. Senior Notes 8.45% due 10/15/39	636,000	704,286

		1,686,403

Insurance - Multi-line — 0.6%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	240,000	238,535
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	275,000	289,419
MetLife, Inc. Senior Notes 6.75% due 06/01/16	175,000	207,769
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	360,000	370,436
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	279,000	338,911

		1,445,070

Insurance - Mutual — 0.4%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	220,000	230,743
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	247,000	226,418
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	441,000	388,080

		845,241

Machinery - Farming — 0.1%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	120,000	126,300
CNH America LLC Notes 7.25% due 01/15/16	20,000	20,650

		146,950

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	40,000	39,800
Medtronic, Inc. Senior Notes 3.00% due 03/15/15	255,000	269,404

		309,204

Medical Products — 0.3%
Johnson & Johnson Notes 2.95% due 09/01/20	125,000	126,951
Johnson & Johnson Senior Notes 4.50% due 09/01/40	257,000	269,169

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical Products (continued)
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(10)	$235,000	$236,175

		632,295

Medical - Biomedical/Gene — 0.1%
Bio - Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	110,000	117,975
Life Technologies Corp. Senior Notes 3.38% due 03/01/13	225,000	231,493

		349,468

Medical - Drugs — 0.3%
Schering - Plough Corp Senior Notes 6.00% due 09/15/17	339,000	412,185
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	185,000	209,975

		622,160

Medical - Generic Drugs — 0.1%
Watson Pharmaceuticals, Inc. Senior Notes 6.13% due 08/15/19	205,000	240,870

Medical - HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	195,000	199,352
WellPoint, Inc. Senior Notes 5.80% due 08/15/40	269,000	287,379

		486,731

Medical - Hospitals — 0.4%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	157,000	162,495
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	196,000	203,350
HCA, Inc. Senior Notes 7.50% due 11/15/95	214,000	162,907
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	400,000	438,500
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	100,000	94,250

		1,061,502

Multimedia — 0.8%
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	460,000	515,063
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	265,000	306,971
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	460,000	535,948

Security Description	Principal Amount	Value (Note 2)

Multimedia (continued)
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	$256,000	$336,315
Time Warner, Inc. Bonds 6.63% due 05/15/29	250,000	283,677

		1,977,974

Music — 0.0%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	105,000	109,725

Non - Hazardous Waste Disposal — 0.6%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	646,000	694,450
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	399,000	443,303
Republic Services, Inc. Notes 6.09% due 03/15/35	75,000	81,144
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	196,000	223,399

		1,442,296

Oil & Gas Drilling — 0.3%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	371,000	389,086
Rowan Cos, Inc. Senior Notes 5.00% due 09/01/17	250,000	251,436

		640,522

Oil Companies - Exploration & Production — 1.4%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	80,000	68,457
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	920,000	910,339
Apache Corp. Senior Notes 5.10% due 09/01/40	284,000	292,867
Atlas Energy Operating Co. LLC/ Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	279,000	307,597
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	90,000	72,450
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	150,000	153,000
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	104,500
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	550,000	584,970
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	206,000	208,575

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	$216,000	$218,653
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	200,000	211,000
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	125,000	130,313
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	92,000	117,318

		3,380,039

Oil Companies - Integrated — 0.3%
Hess Corp. Senior Notes 5.60% due 02/15/41	477,000	494,799
Hess Corp. Senior Notes 7.88% due 10/01/29	265,000	342,867

		837,666

Oil - Field Services — 0.2%
Baker Hughes, Inc. Senior Notes 5.13% due 09/15/40	282,000	294,641
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	95,000	103,550

		398,191

Paper & Related Products — 0.3%
Georgia - Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	120,000	126,600
Georgia - Pacific LLC Senior Notes 7.75% due 11/15/29	130,000	132,600
Westvaco Corp. Bonds 7.95% due 02/15/31	278,000	315,389
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	175,000	194,722

		769,311

Photo Equipment & Supplies — 0.1%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	118,000	112,690

Physicians Practice Management — 0.1%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	196,000	202,860

Pipelines — 1.5%
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	105,000	105,000
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	200,000	211,625

Security Description	Principal Amount	Value (Note 2)

Pipelines (continued)
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 6.50% due 04/01/20	$555,000	$592,499
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	207,000	231,122
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	245,000	284,938
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	180,000	192,600
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	126,000	131,465
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	420,000	459,017
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	145,000	157,325
Tennessee Gas Pipeline Co. Senior Notes 8.00% due 02/01/16	269,000	316,747
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	230,000	279,323
Williams Partners LP Senior Notes 7.50% due 06/15/11	583,000	610,897

		3,572,558

Printing - Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	111,000	115,718

Private Corrections — 0.0%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	60,000	63,750

Publishing - Books — 0.0%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	115,000	109,825

Publishing - Periodicals — 0.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16	190,000	213,038

Real Estate Investment Trusts — 0.2%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	217,000	219,817
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	100,000	105,750
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	103,000	114,764

		440,331

Real Estate Management/Services — 0.0%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	79,000	89,665

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(7)(9)(10)	$100,000	$200

Rental Auto/Equipment — 0.1%
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	139,000	141,780
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	55,000	55,138

		196,918

Retail - Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	615,000	708,283
CVS Pass - Through Trust Pass Through Certs. 7.51% due 01/10/32*	162,475	191,556
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	175,000	179,813

		1,079,652

Retail - Propane Distribution — 0.1%
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	110,000	115,363

Retail - Regional Department Stores — 0.1%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	193,000	186,245
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	53,000	52,867
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	90,000	89,550

		328,662

Retail - Restaurants — 0.1%
Brinker International, Inc. Senior Notes 5.75% due 06/01/14	89,000	94,374
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	164,000	172,200

		266,574

Retail - Toy Stores — 0.1%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	165,000	171,600

Rubber - Tires — 0.1%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	139,000	145,603

Satellite Telecom — 0.0%
Intelsat Corp. Senior Notes 9.25% due 06/15/16	25,000	26,500

Security Description	Principal Amount	Value (Note 2)

Savings & Loans/Thrifts — 0.1%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	$185,000	$184,784

Seismic Data Collection — 0.0%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	105,000	87,675

Special Purpose Entities — 0.5%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	344,000	371,520
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	82,000	47,560
Goldman Sachs Capital II Ltd. Guar. Bonds 5.79% due 06/01/12(4)(13)	75,000	60,281
Goldman Sachs Capital III Company Guar. Notes 1.31% due 09/01/12(4)(13)	322,000	218,960
OMX Timber Finance Investments I LLC Sec. Notes 5.42% due 01/29/20*	350,000	359,188
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	124,000	145,544
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	96,000	103,907

		1,306,960

Steel - Producers — 0.2%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	175,000	176,312
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15	105,000	108,019
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	117,000	120,803
United States Steel Corp. Senior Notes 7.38% due 04/01/20	120,000	121,500

		526,634

Storage/Warehousing — 0.0%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	89,000	92,226

Telecom Equipment - Fiber Optics — 0.1%
Corning, Inc. Senior Notes 5.75% due 08/15/40	257,000	275,465

Telecom Services — 0.5%
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	115,000	119,025
Qwest Corp. Senior Notes 7.50% due 10/01/14	135,000	150,356
Qwest Corp. Senior Notes 8.88% due 03/15/12	652,000	717,200

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	$236,000	$256,060

		1,242,641

Telephone - Integrated — 0.4%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	22,000	21,340
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	36,000	38,070
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	36,000	38,205
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	318,000	341,850
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	142,000	118,570
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	148,000	142,635
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	155,000	165,052

		865,722

Television — 0.2%
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	381,000	399,662
Paxson Communications Corp. Escrow Notes 7.38% due 01/15/13*†(6)(11)	226,373	1,132
Umbrella Acquisition, Inc. Company Guar. Notes 9.75% due 03/15/15*(10)	140,000	126,000
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(6)(11)	105,000	1

		526,795

Tools - Hand Held — 0.1%
Stanley Black & Decker, Inc. Company Guar. Notes 5.20% due 09/01/40	184,000	183,862

Transport - Air Freight — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	235,233	237,586
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	322,905	277,698
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	199,941	193,943

		709,227

Security Description	Principal Amount	Value (Note 2)

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.75% due 10/01/12	$257,000	$270,407
GATX Corp. Senior Notes 4.75% due 05/15/15	190,000	202,716

		473,123

Transport - Rail — 0.1%
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	235,000	274,002

Transport - Services — 0.2%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	155,000	155,000
Ryder System, Inc. Notes 3.60% due 03/01/16	203,000	205,323

		360,323

Web Hosting/Design — 0.1%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	115,000	120,175

Wireless Equipment — 0.4%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	467,000	493,643
Motorola, Inc. Debentures 6.50% due 09/01/25	489,000	541,195

		1,034,838

Total U.S. Corporate Bonds & Notes
(cost $70,028,518)		71,280,913

FOREIGN CORPORATE BONDS & NOTES — 4.3%
Banks - Commercial — 1.1%
ANZ National International, Ltd. Bank Guar. Notes 2.38% due 12/21/12*	153,000	155,046
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	215,000	239,888
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(4)(13)	361,000	315,875
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	330,000	355,197
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(4)(13)	201,000	176,880
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	215,000	230,548
Groupe BPCE Notes 3.35% due 09/30/10(4)(13)	132,000	83,272
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(4)(13)	164,000	176,546

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Sumitomo Mitsui Banking Corp. Senior Notes 3.15% due 07/22/15*	$245,000	$254,672
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 03/31/11(4)(13)	820,000	492,000

		2,479,924

Chemicals - Diversified — 0.1%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	110,000	116,387

Chemicals - Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	10,000	9,075

Computers - Memory Devices — 0.1%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	105,000	102,900

Diversified Banking Institutions — 0.1%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(4)(13)	113,000	96,050
Natixis Sub. Notes 0.78% due 01/15/19(4)	150,000	133,663

		229,713

Diversified Manufacturing Operations — 0.1%
Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	300,000	315,167

Diversified Minerals — 0.2%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	451,000	543,312

Electric - Integrated — 0.0%
TransAlta Corp. Senior Notes 4.75% due 01/15/15	50,000	53,786

Forestry — 0.0%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	50,000	48,000

Insurance - Multi-line — 0.2%
Aegon NV Sub. Notes 3.23% due 07/15/14(4)(13)	104,000	63,060
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	297,000	315,465
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	194,000	209,365

		587,890

Insurance - Reinsurance — 0.1%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	215,000	210,376

Security Description	Principal Amount	Value (Note 2)

Metal - Diversified — 0.1%
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	$252,000	$272,692

Oil Companies - Exploration & Production — 0.1%
Nexen, Inc. Senior Notes 5.88% due 03/10/35	206,000	214,767
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	159,000	122,430

		337,197

Oil Companies - Integrated — 0.5%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	450,000	445,757
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	626,000	809,988

		1,255,745

Paper & Related Products — 0.0%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	89,000	100,793

Pipelines — 0.2%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(4)	415,000	378,787

Printing - Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 8.75% due 03/15/16†*(6)(11)	165,000	6,806

Satellite Telecom — 0.3%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(12)	428,000	444,050
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	159,000	164,168

		608,218

Special Purpose Entities — 0.5%
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	290,000	306,402
Aries Vermoegensverwaltungs GmbH Sec. Notes 9.60% due 10/25/14	500,000	655,600
SMFG Preferred Capital, Ltd. Jr. Sub. Notes 6.08% due 01/25/17*(4)(13)	272,000	260,706

		1,222,708

Steel - Producers — 0.1%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	165,000	162,938

SupraNational Banks — 0.1%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	176,000	212,327

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated — 0.5%
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	$606,000	$645,032
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(4)	220,000	213,882
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15	207,000	228,706
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19	50,000	54,500

		1,142,120

Total Foreign Corporate Bonds & Notes
(cost $9,862,525)		10,396,861

FOREIGN GOVERNMENT AGENCIES — 2.8%
Sovereign — 2.8%
Republic of Argentina Senior Bonds 8.28% due 12/31/33	385,448	295,831
Republic of Colombia Senior Bonds 6.13% due 01/18/41	400,000	447,000
Republic of Indonesia Senior Bonds 6.63% due 02/17/37	850,000	1,041,748
Republic of the Philippines Senior Bonds 6.38% due 10/23/34	1,000,000	1,173,750
Republic of Turkey Senior Bonds 11.88% due 01/15/30	650,000	1,107,437
Republic of Venezuela Senior Bonds 9.25% due 09/15/27	1,410,000	1,001,100
Russian Federation Senior Bonds 7.50% due 03/31/30(12)	736,000	874,074
United Mexican States Notes 5.95% due 03/19/19	800,000	922,000

Total Foreign Government Agencies
(cost $6,377,144)		6,862,940

MUNICIPAL BONDS & NOTES — 0.1%
Municipal Bonds — 0.1%
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30 (cost $115,000)	115,000	126,487

U.S. GOVERNMENT AGENCIES — 34.8%
Federal Home Loan Mtg. Corp. — 17.4%
4.50% due 11/01/18	290,570	310,504
4.50% due 02/01/19	303,334	324,238
4.50% due 01/01/39	950,006	998,297
4.50% due 12/01/39	2,894,983	3,040,335
4.50% due 06/01/40	2,990,496	3,140,643
5.00% due 03/01/19	123,400	132,167
5.00% due 10/01/33	41,113	44,057
5.00% due 06/01/34	220,286	235,717
5.00% due 12/01/34	278,685	298,207
5.00% due 07/01/35	372,185	396,862
5.00% due 08/01/35	922,352	983,507
5.00% due 11/01/35	564,262	601,674

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
5.00% due 11/01/36	$317,076	$337,306
5.00% due 01/01/37	338,657	360,264
5.00% due 03/01/38	707,008	751,304
5.00% due 08/01/39	1,420,306	1,511,267
5.00% due 10/01/39	1,343,872	1,427,934
5.50% due 11/01/18	129,076	139,326
5.50% due 10/01/33	316,442	341,640
5.50% due 07/01/34	230,481	248,114
5.50% due 02/01/35	412,940	443,500
5.50% due 07/01/35	10,797	11,596
5.50% due 08/01/35	2,315,572	2,486,708
5.50% due 01/01/36	1,424,523	1,529,946
5.50% due 05/01/37	836,867	894,176
5.50% due 09/01/37	1,175,717	1,256,231
5.50% due 10/01/37	4,578,663	4,892,213
5.50% due 07/01/38	219,442	234,470
6.00% due 07/01/35	327,109	353,931
6.00% due 12/01/36	303,357	327,094
6.00% due 08/01/37	2,024,591	2,179,848
6.00% due 02/01/39	977,950	1,052,125
6.00% due 04/01/40	1,391,635	1,497,188
6.50% due 12/01/32	432,087	478,859
6.50% due 02/01/36	115,185	126,160
6.50% due 09/01/36	3,569	3,891
6.50% due 05/01/37	448,244	487,871
6.50% due 11/01/37	1,392,215	1,515,293
7.00% due 11/01/16	15,887	17,113
7.00% due 07/01/32	39,648	44,778
7.50% due 12/01/30	4,250	4,846
7.50% due 04/01/31	41,572	47,427
8.00% due 02/01/30	4,889	5,628
8.00% due 07/01/30	1,163	1,339
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	779,000	807,683
Series 3317, Class PD
5.00% due 09/15/31	1,000,000	1,053,688
Series 3116, Class PD
5.00% due 10/15/34	3,355,000	3,651,249
Series 3349, Class HB
5.50% due 06/15/31	1,338,000	1,419,087

		42,447,301

Federal National Mtg. Assoc. — 12.5%
2.13% due 01/25/13	333,000	335,097
4.00% due 06/01/39	1,370,635	1,429,556
4.00% due September TBA	4,500,000	4,659,610
4.50% due 06/01/18	69,546	74,435
4.50% due 01/01/25	1,865,593	1,980,005
4.50% due 01/01/40	1,198,873	1,274,675
4.50% due 02/01/40	2,956,940	3,143,933
4.50% due 05/01/40	1,489,258	1,570,982
4.50% due 08/01/40	1,495,314	1,572,260
5.00% due 03/15/16	248,000	289,064
5.00% due 09/01/18	25,319	27,102
5.00% due 10/01/18	22,359	23,933
5.00% due 02/01/20	40,810	43,710
5.00% due 06/01/22	1,099,188	1,169,836
5.00% due 10/01/24	893,268	953,613
5.00% due 03/01/37	324,163	344,744
5.00% due 06/01/37	94,423	100,417
5.00% due 07/01/37	509,692	542,052
5.00% due 04/01/40	3,201,483	3,404,244
5.00% due 05/01/40	2,966,029	3,153,878
5.50% due 10/01/17	47,571	51,596

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 05/01/18	$43,825	$47,533
5.50% due 11/01/19	47,095	51,079
5.50% due 11/01/22	284,210	306,150
5.50% due 12/01/33	275,604	297,852
5.50% due 05/01/34	135,864	146,831
5.50% due 12/01/35	58,939	63,420
5.50% due 11/01/36	395,708	424,312
6.00% due 09/01/16	67,870	73,332
6.00% due 12/01/16	15,830	17,104
6.00% due 12/01/33	305,056	335,027
6.00% due 07/01/34	263,239	287,907
6.00% due 10/01/36	710,351	767,267
6.00% due 10/01/37	474,394	511,663
6.50% due 02/01/17	25,644	27,883
6.50% due 03/01/17	33,708	36,651
6.50% due 04/01/29	43,487	48,276
6.50% due 06/01/29	106,275	117,979
6.50% due 07/01/32	37,643	41,788
6.50% due 02/01/37	591,201	645,498
7.00% due 09/01/31	91,914	104,188

		30,496,482

Government National Mtg. Assoc. — 4.9%
4.50% due 05/15/39	1,814,698	1,940,188
4.50% due 01/15/40	1,684,598	1,799,616
5.00% due 05/15/34	1,073,822	1,161,360
5.00% due 01/15/40	1,457,693	1,579,364
5.50% due 12/15/39	2,642,859	2,865,325
6.00% due 10/15/39	2,374,291	2,588,517
6.50% due 06/15/29	10,007	11,227
7.00% due 09/15/28	5,296	6,051

		11,951,648

Total U.S. Government Agencies
(cost $81,759,107)		84,895,431

U.S. GOVERNMENT TREASURIES — 16.2%
United States Treasury Bonds — 3.2%
4.25% due 05/15/39	402,000	454,071
4.38% due 02/15/38	674,000	779,945
4.38% due 11/15/39	1,805,000	2,079,699
4.38% due 05/15/40	658,000	759,168
4.50% due 05/15/38	588,000	694,208
4.50% due 08/15/39	1,401,000	1,647,489
4.63% due 02/15/40	284,000	340,711
5.25% due 11/15/28	559,000	718,228
8.13% due 08/15/19	158,000	232,309

		7,705,828

United States Treasury Notes — 13.0%
0.88% due 03/31/11	600,000	602,227
0.88% due 02/29/12	4,000,000	4,028,600
1.00% due 07/31/11	2,000,000	2,013,046
1.00% due 07/15/13	5,410,000	5,456,905
1.13% due 01/15/12	500,000	505,078
1.13% due 06/15/13	3,000,000	3,036,570
1.75% due 07/31/15	250,000	255,235
1.88% due 06/30/15	250,000	256,875
2.25% due 05/31/14	26,000	27,255
2.38% due 09/30/14	141,000	148,347
2.38% due 02/28/15	168,000	176,662
2.63% due 02/29/16	2,750,000	2,908,983
2.75% due 02/15/19	760,000	789,866
3.13% due 05/15/19	262,000	279,112
3.38% due 11/15/19	1,099,000	1,187,006

Security Description	Shares/ Principal Amount	Value (Note 2)

United States Treasury Notes (continued)
3.50% due 05/15/20	$472,000	$514,296
3.63% due 08/15/19	78,000	86,013
3.63% due 02/15/20	2,161,000	2,378,282
3.75% due 11/15/18	505,000	565,442
3.88% due 05/15/18	5,000,000	5,652,735
4.25% due 08/15/15	750,000	855,176

		31,723,711

Total U.S. Government Treasuries
(cost $37,555,761)		39,429,539

COMMON STOCK — 0.2%
Banks - Commercial — 0.2%
Lloyds Banking Group PLC†	416,870	444,273

Independent Power Producers — 0.0%
Mirant Corp.†	186	1,804

Oil Companies - Integrated — 0.0%
CB Simmons Co.†(6)(11)	7,000	0

Total Common Stock
(cost $255,378)		446,077

PREFERRED STOCK — 1.1%
Banks - Commercial — 0.1%
CoBank ACB 11.00%	7,302	402,523

Banks - Super Regional — 0.3%
US Bancorp 7.19%(4)	523	405,652
Wachovia Capital Trust IX 6.38%	10,650	263,587

		669,239

Diversified Banking Institutions — 0.2%
Ally Financial, Inc. 7.00%*	134	110,688
HSBC Holdings PLC 8.00%	12,780	339,054

		449,742

Diversified Financial Services — 0.1%
General Electric Capital Corp. 4.50%(12)	6,441	162,893

Finance - Investment Banker/Broker — 0.2%
JPMorgan Chase Capital XXIX 6.70%	21,960	554,490

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. 0.00%(4)	6,900	2,277

Special Purpose Entity — 0.2%
Structured Repackaged Asset-Backed Trust Securities 3.00%(4)	21,200	422,940

Total Preferred Stock
(cost $2,741,006)		2,664,104

WARRANTS — 0.0%
Publishing - Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(6) (cost $396)	382	0

Total Long-Term Investment Securities
(cost $227,210,625)		235,759,163

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 4.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $10,355,003 and collateralized by $9,495,000 of United States Treasury Bonds bearing interest at 3.13%, due 04/30/17 and having an approximate value of $10,357,146 (cost $10,055,000)	$10,055,000	$10,055,000

TOTAL INVESTMENTS
(cost $237,265,625)(14)	100.9%	245,814,163
Liabilities in excess of other assets	(0.9)	(2,236,648)

NET ASSETS —	100.0%	$243,577,515

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $19,195,776 representing 7.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of August 31, 2010, maturity date reflects the stated maturity date.
(3)	Bond is in default and did not pay principal at maturity.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(5)	Collateralized Mortgage Obligation
(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(7)	Bond in default
(8)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Core Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$25,000	$25,000
	02/15/08	1,000	1,000
	09/11/08	1,000	1,000
	02/15/09	1,000	1,000

		$28,000	$28,000	$24,360	$87.00	0.01%

(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Income may be received in cash or additional shares at the discretion of the issuer.
(11)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $32,299 representing 0.0% of net assets.
(12)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(13)	Perpetual maturity — maturity date reflects the next call date.
(14)	See Note 5 for cost of investments on a tax basis.

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$19,632,451	$—	$19,632,451
Convertible Bonds & Notes	—	—	24,360	24,360
U.S. Corporate Bonds & Notes	—	70,211,365	1,069,548	71,280,913
Foreign Corporate Bonds & Notes	—	10,390,055	6,806	10,396,861
Foreign Government Agencies	—	6,862,940	—	6,862,940
Municipal Bonds & Notes	—	126,487	—	126,487
U.S. Government Agencies	—	84,895,431	—	84,895,431
U.S. Government Treasuries	—	39,429,539	—	39,429,539
Common Stock	446,077	—	0	446,077
Preferred Stock	1,745,241	918,863	—	2,664,104
Warrants	—	—	0	0
Repurchase Agreement	—	10,055,000	—	10,055,000

Total	$2,191,318	$242,522,131	$1,100,714	$245,814,163

VALIC Company II Core Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 8/31/2009	$9,800	$612,651	$—	$—	$—
Accrued discounts/premiums	—	1,260	—	—	—
Realized gain (loss)	—	37,038	—	—	—
Change in unrealized appreciation (depreciation)(1)	14,560	187,666	6,806	—	(396)
Net purchases (sales)	—	229,801	0	0	396
Transfers in and/or out of Level 3(2)	—	1,132	—	—	—

Balance as of 8/31/2010	$24,360	$1,069,548	$6,806	$0	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2010 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$14,560	$196,780	$6,806	$—	$(396)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II High Yield Bond Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Medical — Hospitals	4.0%
Diversified Banking Institutions	3.6
Auto/Truck Parts & Equipment — Original	3.5
Banks — Commercial	3.3
Repurchase Agreements	2.6
Telephone — Integrated	2.6
Special Purpose Entities	2.4
Finance — Auto Loans	2.3
Cable/Satellite TV	2.3
Diversified Manufacturing Operations	2.2
Computer Services	2.2
Auto — Cars/Light Trucks	2.2
Casino Hotels	2.1
Cellular Telecom	1.9
Banks — Super Regional	1.9
Diversified Financial Services	1.9
Retail — Regional Department Stores	1.8
Independent Power Producers	1.7
Theaters	1.7
Telecom Services	1.7
Satellite Telecom	1.6
Electric — Integrated	1.6
Data Processing/Management	1.6
Broadcast Services/Program	1.6
Electric — Generation	1.6
Pipelines	1.5
Casino Services	1.5
Oil Companies — Exploration & Production	1.5
Paper & Related Products	1.4
Transport — Marine	1.3
Electronic Components — Semiconductors	1.2
Web Hosting/Design	1.1
Medical — Drugs	1.1
Publishing — Periodicals	1.1
Auto/Truck Parts & Equipment — Replacement	1.1
Coal	1.0
Oil — Field Services	1.0
Oil Field Machinery & Equipment	1.0
Retail — Drug Store	0.9
Medical Products	0.9
Chemicals — Specialty	0.8
Machinery — Farming	0.8
Food — Meat Products	0.7
Banks — Mortgage	0.7
Medical Information Systems	0.7
Chemicals — Diversified	0.7
Direct Marketing	0.7
Containers — Paper/Plastic	0.7
Diagnostic Kits	0.7
Diversified Operations/Commercial Services	0.6
Computers — Memory Devices	0.6
Investment Companies	0.6
E-Commerce/Services	0.6
Banks — Money Center	0.6
Machinery — General Industrial	0.6
Building Products — Cement	0.6
Rubber — Tires	0.6
Insurance — Multi-line	0.5
Agricultural Chemicals	0.5
Retail — Arts & Crafts	0.5
Medical Labs & Testing Services	0.5
Medical — Outpatient/Home Medical	0.5
Pharmacy Services	0.5
Television	0.5
Storage/Warehousing	0.5
Real Estate Investment Trusts	0.4
Chemicals — Plastics	0.4
Athletic Equipment	0.4

Building Products — Air & Heating	0.4
Retail — Apparel/Shoe	0.4
Metal — Aluminum	0.4
Metal — Diversified	0.4
Commercial Services	0.4
Airlines	0.4
Telecommunication Equipment	0.4
Funeral Services & Related Items	0.3
Finance — Consumer Loans	0.3
Beverages — Wine/Spirits	0.3
Steel Pipe & Tube	0.3
Advertising Services	0.3
Consumer Products — Misc.	0.3
Printing — Commercial	0.3
Office Supplies & Forms	0.3
Diversified Minerals	0.2
Rental Auto/Equipment	0.2
Containers — Metal/Glass	0.2
Enterprise Software/Service	0.2
Multimedia	0.2
Oil & Gas Drilling	0.2
Building & Construction — Misc.	0.1
Firearms & Ammunition	0.1
Hazardous Waste Disposal	0.1
Food — Retail	0.1
Beverages — Non-alcoholic	0.1
Diversified Operations	0.1
Food — Misc.	0.1
Aerospace/Defense	0.1
Building & Construction Products — Misc.	0.1

97.3%

Credit Quality†#

A	2.3%
BBB	1.0
BB	30.7
B	50.0
CCC	13.9
Not Rated@	2.1

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Principal Amount	Value (Note 2)

CONVERTIBLE BONDS & NOTES — 0.6%
Auto - Cars/Light Trucks — 0.6%
Ford Motor Co. Senior Notes 4.25% due 11/15/16 (cost $1,051,000)	$1,051,000	$1,458,262

U.S. CORPORATE BONDS & NOTES — 80.8%
Advertising Services — 0.3%
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	85,000	86,700
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(1)	640,000	652,800

		739,500

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. 7.00% due 08/01/20*	165,000	167,888

Agricultural Chemicals — 0.5%
CF Industries, Inc. Senior Notes 6.88% due 05/01/18	300,000	315,750
CF Industries, Inc. Senior Notes 7.13% due 05/01/20	970,000	1,040,325

		1,356,075

Airlines — 0.4%
Continental Airlines, Inc. Senior Notes 4.50% due 01/15/15	500,000	658,750
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	308,614	316,638

		975,388

Athletic Equipment — 0.4%
Easton-Bell Sports, Inc. Senior Sec. Notes 9.75% due 12/01/16	1,075,000	1,136,813

Auto - Cars/Light Trucks — 1.6%
Ford Motor Co. Notes 7.45% due 07/16/31	4,325,000	4,216,875

Auto/Truck Parts & Equipment - Original — 2.8%
ArvinMeritor, Inc. Senior Notes 8.13% due 09/15/15	2,325,000	2,330,812
ArvinMeritor, Inc. Company Guar. Notes 10.63% due 03/15/18	1,095,000	1,188,075
Tenneco, Inc. Senior Notes 7.75% due 08/15/18*	275,000	280,500
Tenneco, Inc. Company Guar. Notes 8.13% due 11/15/15	120,000	124,650
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	530,000	543,250
TRW Automotive, Inc. Company Guar. Notes 7.00% due 03/15/14*	750,000	772,500

Security Description	Principal Amount	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/17*	$2,030,000	$2,075,675

		7,315,462

Auto/Truck Parts & Equipment - Replacement — 1.1%
Affinia Group Holdings, Inc. Company Guar. Notes 9.00% due 11/30/14	1,710,000	1,752,750
Affinia Group Holdings, Inc. Senior Sec. Notes 10.75% due 08/15/16*	910,000	1,005,550
Exide Corp. Escrow Notes 10.00% due 03/15/25†(2)(3)	300,000	0

		2,758,300

Banks - Commercial — 2.7%
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/13	300,906	298,273
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/14	451,360	439,512
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/15	451,360	433,870
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/16	2,147,268	2,039,905
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	4,073,175	3,830,055

		7,041,615

Banks - Money Center — 0.6%
NB Capital Trust IV Bank Guar. Notes 8.25% due 04/15/27	1,475,000	1,511,415

Banks - Mortgage — 0.8%
Provident Funding Associates Senior Sec. Notes 10.25% due 04/15/17*	1,915,000	1,948,512

Banks - Super Regional — 1.9%
BAC Capital Trust XI Ltd. Guar. Notes 6.63% due 05/23/36	1,575,000	1,563,640
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(4)(5)	3,250,000	3,355,625

		4,919,265

Beverages - Wine/Spirits — 0.3%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	750,000	785,625

Broadcast Services/Program — 1.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class A 9.25% due 12/15/17	210,000	217,875
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Class B 9.25% due 12/15/17	830,000	870,462

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	$806,000	$798,948
Liberty Media LLC Debentures 8.25% due 02/01/30	1,130,000	1,073,500
Liberty Media LLC Senior Notes 8.50% due 07/15/29	820,000	779,000
Nexstar Broadcasting, Inc. Company Guar. Notes 0.50% due 01/15/14*(6)(7)	326,183	300,088
Nexstar Broadcasting, Inc. Company Guar. Notes 7.00% due 01/15/14	108,000	105,840

		4,145,713

Building & Construction Products - Misc. — 0.1%
Associated Materials LLC/Associated Materials Finance, Inc. Senior Sec. Notes 9.88% due 11/15/16	145,000	153,700

Building & Construction - Misc. — 0.1%
Esco Corp. Senior Notes 8.63% due 12/15/13*	335,000	342,119

Building Products - Air & Heating — 0.4%
Goodman Global Group, Inc. Senior Notes 0.00% due 12/15/14	1,740,000	1,104,900

Building Products - Cement — 0.6%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16*	1,550,000	1,488,000

Cable/Satellite TV — 2.3%
Cablevision Systems Corp. Senior Notes 8.00% due 04/15/20	830,000	886,025
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 13.50% due 11/30/16	1,090,065	1,291,727
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.88% due 04/30/18*	400,000	414,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/20*	315,000	331,538
Mediacom LLC / Mediacom Capital Corp. Notes 9.13% due 08/15/19	3,015,000	3,015,000

		5,938,290

Casino Hotels — 2.1%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(3)(6)	429,222	392,738
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(2)(3)	475,000	420,541
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	1,895,000	2,027,650

Security Description	Principal Amount	Value (Note 2)

Casino Hotels (continued)
MGM Resorts International Senior Sec. Notes 9.00% due 03/15/20*	$480,000	$498,000
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	900,000	1,005,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st Mtg. Notes 7.75% due 08/15/20*	1,165,000	1,176,650

		5,521,329

Casino Services — 0.9%
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/13†(2)(3)	930,000	0
Peninsula Gaming LLC Senior Sec. Notes 8.38% due 08/15/15	770,000	798,875
Peninsula Gaming LLC Company Guar. Notes 10.75% due 08/15/17	460,000	483,000
Scientific Games International, Inc. Company Guar. Notes 9.25% due 06/15/19	975,000	1,033,500

		2,315,375

Cellular Telecom — 1.9%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/16	750,000	774,375
Cricket Communications, Inc. Company Guar. Notes 10.00% due 07/15/15	1,705,000	1,785,987
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/14	1,246,000	1,084,020
MetroPCS Wireless, Inc. Company Guar. Notes 9.25% due 11/01/14	904,000	940,160
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	429,000	424,710

		5,009,252

Chemicals - Diversified — 0.7%
Lyondell Chemical Co. Senior Sec. Notes 8.00% due 11/01/17*	215,000	230,856
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	1,180,000	1,151,975
Momentive Performance Materials, Inc. Company Guar. Notes 12.50% due 06/15/14	403,000	448,338

		1,831,169

Chemicals - Plastics — 0.4%
Hexion US Finance Corp. Sec. Notes 9.75% due 11/15/14	1,175,000	1,154,437

Chemicals - Specialty — 0.8%
Ferro Corp. Senior Notes 7.88% due 08/15/18	550,000	561,000

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Chemicals - Specialty (continued)
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	$910,000	$887,250
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	110,000	110,825
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12†(8)(9)	677,000	624,532

		2,183,607

Coal — 1.0%
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	255,000	266,794
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/20	2,321,000	2,439,951

		2,706,745

Computer Services — 2.2%
Stream Global Services, Inc. Senior Sec. Notes 11.25% due 10/01/14	649,000	642,510
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	490,000	500,412
SunGard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	1,030,000	1,081,500
SunGard Data Systems, Inc. Company Guar. Notes 10.63% due 05/15/15	175,000	193,375
Unisys Corp. Senior Sec. Notes 12.75% due 10/15/14*	1,850,000	2,155,250
Unisys Corp. Senior Sec. Notes 14.25% due 09/15/15*	1,045,000	1,222,650

		5,795,697

Consumer Products - Misc. — 0.3%
Yankee Acquisition Corp. Company Guar. Notes 9.75% due 02/15/17	715,000	729,300

Containers - Metal/Glass — 0.2%
Ball Corp. Company Guar. Notes 7.13% due 09/01/16	125,000	134,063
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	185,000	198,412
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	275,000	259,875

		592,350

Containers - Paper/Plastic — 0.2%
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	600,000	639,000

Security Description	Principal Amount	Value (Note 2)

Data Processing/Management — 1.6%
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/17*	$220,000	$229,350
Fidelity National Information Services, Inc. Company Guar. Notes 7.88% due 07/15/20*	180,000	189,000
First Data Corp. Company Guar. Notes 9.88% due 09/24/15	2,335,000	1,774,600
First Data Corp. Company Guar. Notes 10.55% due 09/24/15(6)	2,634,316	1,982,323

		4,175,273

Diagnostic Kits — 0.7%
Alere, Inc. Senior Notes 7.88% due 02/01/16	1,735,000	1,700,300

Direct Marketing — 0.7%
Sitel LLC/Sitel Finance Corp. Senior Notes 11.50% due 04/01/18*	2,350,000	1,762,500

Diversified Banking Institutions — 3.6%
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	1,005,000	950,081
GMAC LLC Company Guar. Notes 6.88% due 09/15/11	2,703,000	2,750,303
GMAC LLC Company Guar. Notes 7.50% due 09/15/20*	985,000	975,150
GMAC LLC Sub. Notes 8.00% due 12/31/18	1,475,000	1,421,531
GMAC LLC Company Guar. Notes 8.00% due 03/15/20*	1,385,000	1,419,625
GMAC LLC Company Guar. Notes 8.00% due 11/01/31	1,860,000	1,832,100

		9,348,790

Diversified Financial Services — 1.5%
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/13	80,084	82,787
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/14	120,126	124,481
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/15	120,126	124,180
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/16	200,211	206,968
CIT Group Funding Co. of Delaware LLC Senior Sec. Notes 10.25% due 05/01/17	280,296	289,756
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(4)	2,975,000	3,086,562

		3,914,734

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 1.2%
Harland Clarke Holdings Corp. Notes 6.00% due 05/15/15(4)	$400,000	$336,000
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	2,590,000	2,466,975
SPX Corp. Senior Notes 7.63% due 12/15/14	400,000	431,000

		3,233,975

Diversified Operations — 0.1%
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow LLC Senior Sec. Notes 7.75% due 10/15/16*	230,000	231,725

Diversified Operations/Commercial Services — 0.6%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	1,600,000	1,650,000

E-Commerce/Services — 0.6%
NetFlix, Inc. Company Guar. Notes 8.50% due 11/15/17	235,000	256,150
Open Solutions, Inc. Company Guar. Notes 9.75% due 02/01/15*	1,715,000	1,303,400

		1,559,550

Electric - Generation — 1.5%
Edison Mission Energy Senior Notes 7.63% due 05/15/27	630,000	398,475
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	359,100	328,576
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	329,738	321,495
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	509,991	530,391
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	450,000	469,125
The AES Corp. Senior Notes 8.00% due 10/15/17	1,175,000	1,236,687
The AES Corp. Senior Notes 8.00% due 06/01/20	450,000	472,500
The AES Corp. Senior Sec. Notes 8.75% due 05/15/13*	214,000	217,478

		3,974,727

Electric - Integrated — 1.4%
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	550,000	562,375
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	1,100,000	992,750

Security Description	Principal Amount	Value (Note 2)

Electric - Integrated (continued)
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	$328,292	$340,603
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(2)(3)	1,225,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series A 10.25% due 11/01/15	2,060,000	1,313,250
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes Series B 10.25% due 11/01/15	110,000	70,125
TXU Corp. Senior Notes 5.55% due 11/15/14	803,000	403,507

		3,682,610

Electronic Components - Semiconductors — 1.2%
Freescale Semiconductor, Inc. Company Guar. Notes 8.88% due 12/15/14	2,760,000	2,559,900
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	565,000	566,412

		3,126,312

Enterprise Software/Service — 0.2%
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	545,000	555,900

Finance - Auto Loans — 2.3%
Credit Acceptance Corp. Company Guar. Notes 9.13% due 02/01/17*	1,060,000	1,097,100
Ford Motor Credit Co., LLC Senior Notes 8.13% due 01/15/20	1,735,000	1,897,660
Ford Motor Credit Co., LLC Senior Notes 8.70% due 10/01/14	2,725,000	2,975,356

		5,970,116

Finance - Consumer Loans — 0.3%
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/15*	825,000	866,250

Firearms & Ammunition — 0.1%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	325,000	338,813

Food - Meat Products — 0.8%
Smithfield Foods, Inc. Senior Notes 7.75% due 07/01/17	1,290,000	1,254,525
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	625,000	697,656

		1,952,181

Food - Retail — 0.1%
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	275,000	275,688

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Funeral Services & Related Items — 0.3%
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings Company Guar. Notes 10.25% due 12/01/17*	$845,000	$889,363

Hazardous Waste Disposal — 0.1%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	280,000	287,000

Independent Power Producers — 1.7%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(2)(3)	3,278,000	0
Dynegy-Roseton / Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	2,085,000	1,897,350
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,440,000	1,450,800
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	550,000	554,125
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	690,000	636,525

		4,538,800

Insurance - Multi-line — 0.5%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(4)	1,465,000	1,421,050

Investment Companies — 0.3%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	775,000	791,469

Machinery - Farming — 0.8%
Case New Holland, Inc. Company Guar. Notes 7.75% due 09/01/13	1,175,000	1,233,750
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	705,000	742,012

		1,975,762

Machinery - General Industrial — 0.6%
CPM Holdings, Inc. Senior Sec. Notes 10.63% due 09/01/14*	1,390,000	1,501,200

Medical Information Systems — 0.7%
IMS Health, Inc. Senior Notes 12.50% due 03/01/18*	1,645,000	1,906,144

Medical Labs & Testing Services — 0.5%
American Renal Holdings Senior Sec. Notes 8.38% due 05/15/18*	1,270,000	1,270,000

Medical Products — 0.9%
DJO Finance LLC/DJO Finance Corp. Company Guar. Notes 10.88% due 11/15/14	400,000	428,500
LVB Acquisition Holding LLC Company Guar. Notes 10.00% due 10/15/17	1,133,000	1,229,305

Security Description	Principal Amount	Value (Note 2)

Medical Products (continued)
LVB Acquisition Holding LLC Company Guar. Notes 10.38% due 10/15/17(11)	$636,000	$691,650

		2,349,455

Medical - Drugs — 0.3%
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15	825,000	847,688

Medical - Hospitals — 4.0%
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,800,000	1,867,500
HCA, Inc. Senior Notes 6.25% due 02/15/13	900,000	900,000
HCA, Inc. Senior Notes 7.88% due 02/01/11	725,000	735,875
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/20	2,370,000	2,553,675
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	750,000	822,188
HCA, Inc. Senior Notes 8.75% due 09/01/10	360,000	360,000
HCA, Inc. Sec. Notes 9.25% due 11/15/16	1,189,000	1,275,202
Tenet Healthcare Corp. Senior Sec. Notes 9.00% due 05/01/15	1,720,000	1,831,800

		10,346,240

Medical - Outpatient/Home Medical — 0.5%
Radiation Therapy Services, Inc. Senior Sub. Notes 9.88% due 04/15/17*	1,290,000	1,264,200

Multimedia — 0.0%
Haights Cross Operating Co. Bonds 16.00% due 03/15/14†(2)(3)(4)	100,864	97,838

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(2)(3)(10)(12)	210,000	0

Office Supplies & Forms — 0.3%
ACCO Brands Corp. Senior Sec. Notes 10.63% due 03/15/15	625,000	687,500

Oil & Gas Drilling — 0.2%
Pride International, Inc. Senior Notes 6.88% due 08/15/20	385,000	403,769

Oil Companies - Exploration & Production — 1.5%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/17	805,000	796,547

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
Antero Resources Finance Corp. Company Guar. 9.38% due 12/01/17	$825,000	$851,812
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	425,000	478,125
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	845,000	846,056
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	120,000	129,000
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	200,000	192,000
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/18*	545,000	555,900

		3,849,440

Oil Field Machinery & Equipment — 0.6%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	40,000	40,500
Thermon Industries, Inc. Senior Sec. Notes 9.50% due 05/01/17*	1,520,000	1,573,200

		1,613,700

Oil - Field Services — 1.0%
Aquilex Holdings LLC/Aquilex Finance Corp. Senior Notes 11.13% due 12/15/16*	855,000	845,381
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	925,000	1,008,250
Hornbeck Offshore Services, Inc. Company Guar. Notes 8.00% due 09/01/17	830,000	780,200

		2,633,831

Paper & Related Products — 1.1%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(2)(3)(11)	180,739	177,124
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	163,000	168,705
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	205,000	216,275
Georgia-Pacific LLC Company Guar. Notes 8.25% due 05/01/16*	550,000	602,250
Neenah Paper, Inc. Senior Notes 7.38% due 11/15/14	1,325,000	1,325,000
NewPage Corp. Senior Sec. Notes 11.38% due 12/31/14	505,000	410,313

		2,899,667

Security Description	Principal Amount	Value (Note 2)

Pharmacy Services — 0.5%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/15	$1,240,000	$1,253,950

Pipelines — 1.5%
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	775,000	820,045
El Paso Corp. Senior Notes 7.00% due 06/15/17	1,590,000	1,679,245
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Senior Notes 6.88% due 11/01/14	600,000	606,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	305,000	318,725
The Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	370,000	449,346

		3,873,361

Printing - Commercial — 0.3%
Cenveo Corp. Company Guar. Notes 7.88% due 12/01/13	755,000	719,138

Publishing - Periodicals — 1.1%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 11.50% due 05/01/16(1)	525,000	588,656
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16	2,315,000	2,294,744

		2,883,400

Real Estate Investment Trusts — 0.4%
DuPont Fabros Technology LP Company Guar. 8.50% due 12/15/17	1,100,000	1,163,250

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(8)(9)(11)	2,565,000	5,130

Rental Auto/Equipment — 0.2%
RSC Equipment Rental, Inc./RSC Holdings III LLC Senior Sec. Notes 10.00% due 07/15/17*	550,000	598,125

Retail - Apparel/Shoe — 0.4%
Limited Brands, Inc. Senior Notes 5.25% due 11/01/14	183,000	184,373
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	651,000	587,527
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	275,000	310,750

		1,082,650

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Retail - Arts & Crafts — 0.5%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	$1,235,000	$1,324,537

Retail - Drug Store — 0.9%
Rite Aid Corp. Senior Sec. Notes 9.75% due 06/12/16	150,000	159,375
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	725,000	744,938
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	1,475,000	1,524,781

		2,429,094

Retail - Music Store — 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(2)(3)(8)(9)	15,273	153

Retail - Regional Department Stores — 1.8%
Macy’s Retail Holdings, Inc. Company Guar. Notes 5.90% due 12/01/16	2,522,000	2,597,660
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	329,000	319,130
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	308,000	307,230
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	314,000	312,430
The Neiman-Marcus Group, Inc. Company Guar. Notes 9.75% due 10/15/15(11)	1,205,000	1,220,062

		4,756,512

Rubber - Tires — 0.6%
The Goodyear Tire & Rubber Co. Senior Notes 9.00% due 07/01/15	500,000	523,750
The Goodyear Tire & Rubber Co. Senior Notes 10.50% due 05/15/16	825,000	915,750

		1,439,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(2)(3)(10)(12)	50,000	0

Special Purpose Entity — 0.2%
UCI Holdco, Inc. Senior Notes 8.54% due 12/15/13(6)	455,350	446,243

Steel Pipe & Tube — 0.3%
Mueller Water Products, Inc. Company Guar. Notes 8.75% due 09/01/20*	765,000	768,825

Storage/Warehousing — 0.5%
Mobile Mini, Inc. Notes 6.88% due 05/01/15	535,000	509,587

Security Description	Principal Amount	Value (Note 2)

Storage/Warehousing (continued)
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	$660,000	$683,925

		1,193,512

Telecom Services — 1.1%
GCI, Inc. Senior Notes 7.25% due 02/15/14	460,000	466,900
Qwest Corp. Senior Notes 8.38% due 05/01/16	425,000	495,125
West Corp. Company Guar. Notes 9.50% due 10/15/14	1,975,000	2,014,500

		2,976,525

Telecommunication Equipment — 0.4%
Sorenson Communications, Inc. Senior Sec. Notes 10.50% due 02/01/15*	1,920,000	916,800

Telephone - Integrated — 2.6%
Cincinnati Bell, Inc. Company Guar. Notes 8.75% due 03/15/18	2,185,000	2,086,675
Frontier Communications Corp. Senior Notes 7.13% due 03/15/19	825,000	812,625
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	600,000	636,000
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	165,000	174,488
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	185,000	196,331
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	513,000	522,619
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	375,000	403,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	1,293,000	1,246,129
Valor Telecommunications Enterprises LLC Company Guar. Notes 7.75% due 02/15/15	250,000	257,500
Windstream Corp. Company Guar. 8.13% due 09/01/18*	425,000	432,437

		6,767,929

Television — 0.5%
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(11)	144,185	83,627
LIN Television Corp. Company Guar. Notes 8.38% due 04/15/18*	360,000	367,650
Paxson Communications Corp. Escrow Notes 7.38% due 01/15/13*†(2)(3)	1,738,596	8,693

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Television (continued)
Sinclair Television Group, Inc. Senior Sec. Notes 9.25% due 11/01/17*	$745,000	$767,350
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(2)(3)	385,000	4
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(2)(3)	540,000	6

		1,227,330

Theaters — 1.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	1,558,000	1,542,420
AMC Entertainment, Inc. Senior Notes 8.75% due 06/01/19	550,000	567,875
Marquee Holdings, Inc. Senior Disc. Notes 9.51% due 08/15/14(1)	1,795,000	1,471,900
Regal Entertainment Group Company Guar. Notes 9.13% due 08/15/18	415,000	425,375

		4,007,570

Transport - Marine — 0.6%
Marquette Transportation Co./Marquette Transportation Finance Corp. Senior Sec. Notes 10.88% due 01/15/17*	1,630,000	1,662,600

Web Hosting/Design — 1.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	465,000	485,925
Terremark Worldwide, Inc. Senior Sec. Notes 12.00% due 06/15/17	2,220,000	2,508,600

		2,994,525

Total U.S. CORPORATE BONDS & NOTES
(cost $204,383,960)		210,907,935

FOREIGN CORPORATE BONDS & NOTES — 9.8%
Banks - Commercial — 0.4%
Barclays Bank PLC Sub. Notes 8.55% due 06/15/11*(4)(5)	1,075,000	1,080,375

Computers - Memory Devices — 0.6%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	1,575,000	1,598,625

Diversified Manufacturing Operations — 1.0%
Bombardier, Inc. Senior Notes 7.50% due 03/15/18*	535,000	569,775
Bombardier, Inc. Senior Notes 7.75% due 03/15/20*	540,000	580,500
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	1,410,000	1,473,450

		2,623,725

Security Description	Principal Amount	Value (Note 2)

Diversified Minerals — 0.2%
Teck Resources, Ltd. Senior Sec. Notes 10.75% due 05/15/19	$500,000	$621,250

Electric - Generation — 0.1%
Intergen NV Sec. Notes 9.00% due 06/30/17*	160,000	164,400

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(3)(8)(13)	475,000	0

Investment Companies — 0.3%
Offshore Group Investments, Ltd. Senior Sec. Notes 11.50% due 08/01/15*	805,000	802,987

Medical - Drugs — 0.6%
Elan Corp. PLC Company Guar. Notes 8.75% due 10/15/16*	720,000	698,400
Elan Corp. PLC Company Guar. Notes 8.88% due 12/01/13	760,000	765,700

		1,464,100

Metal - Aluminum — 0.4%
Novelis, Inc. Company Guar. Notes 11.50% due 02/15/15	955,000	1,050,500

Metal - Diversified — 0.4%
Vedanta Resources PLC Senior Notes 9.50% due 07/18/18*	1,000,000	1,050,000

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	275,000	280,500

Oil Field Machinery & Equipment — 0.4%
Sevan Marine ASA Sec. Notes 12.00% due 08/10/15*	900,000	913,500

Paper & Related Products — 0.2%
Cascades, Inc. Company Guar. Notes 7.88% due 01/15/20	575,000	590,813

Satellite Telecom — 1.7%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(1)	759,000	787,463
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/17(11)	972,188	1,001,353
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.50% due 01/15/13	910,000	921,375
Intelsat Subsidiary Holding Co., Ltd. Company Guar. Notes 8.88% due 01/15/15	1,531,000	1,580,757

		4,290,948

Special Purpose Entities — 2.3%
Fibria Overseas Finance, Ltd. Company Guar. Notes 7.50% due 05/04/20*	1,671,000	1,725,307

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Hellas Telecommunications Luxembourg II Sub. Notes 0.00% due 01/15/15*†(4)(8)(9)	$925,000	$11,563
LBG Capital No.1 PLC Bank Guar. Notes 7.88% due 11/01/20	4,470,000	4,157,100

		5,893,970

Telecom Services — 0.5%
Wind Acquisition Finance SA Senior Notes 11.75% due 07/15/17*	1,000,000	1,100,000
Wind Acquisition Finance SA Company Guar. Bonds 12.00% due 12/01/15*	252,000	265,860

		1,365,860

Transport - Marine — 0.6%
Navios Maritime Holdings, Inc./ Navios Maritime Finance U.S., Inc. Notes 8.88% due 11/01/17*	1,600,000	1,660,000

Transport - Rail — 0.0%
TFM SA de CV Senior Notes 9.38% due 05/01/12	43,000	44,021

Total Foreign Corporate Bonds & Notes (cost $25,173,371)		25,495,574

LOANS(3)(14)(15) — 3.0%
Auto/Truck Parts & Equipment - Original — 0.5%
Federal Mogul Corp. Term Loan C 2.21% due 12/27/15	437,303	381,937
Federal Mogul Corp. Tranche B B0 2.21% due 12/27/15	102,895	89,868
Federal Mogul Corp. Term Loan B A2 2.22% due 12/27/15	51,447	44,934
Federal Mogul Corp. Tranche B 2.24% due 12/29/14	808,238	705,910
Federal Mogul Corp. Term Loan B D6 2.24% due 12/27/15	20,579	17,973
Federal Mogul Corp. Tranche C F1 2.24% due 12/27/15	64,309	56,167

		1,296,789

Beverages - Non-alcoholic — 0.1%
Le-Natures, Inc. 10.25% due 03/01/11†(8)(9)	600,000	232,500

Building - Residential/Commercial — 0.0%
TOUSA, Inc. 12.25% due 08/15/13	1,419,838	24,847

Casino Services — 0.6%
Herbst Gaming, Inc. Delayed Draw 12.50% due 12/02/11†(8)(9)	718,859	403,909
Herbst Gaming, Inc. Tranche 1 12.50% due 12/02/11†(8)(9)	262,572	147,532

Security Description	Shares/ Principal Amount	Value (Note 2)

Casino Services (continued)
Holding Gaming Borrower LP 10.00% due 02/19/13	$995,000	$991,269

		1,542,710

Commercial Services — 0.4%
Vertrue, Inc. 7.54% due 08/14/15	1,215,000	984,150

Containers - Paper/Plastic — 0.4%
Consolidated Container Company 5.81% due 09/28/14	1,250,000	1,102,084

Diversified Financial Services — 0.4%
Wind Finance SL S.A 7.66% due 11/26/14	1,000,000	999,583

Electric - Integrated — 0.2%
Texas Competitive Electric Holdings Co. LLC 3.85% due 10/10/14	672,830	509,837
Texas Competitive Electric Holdings Co. LLC 4.03% due 10/22/14	3,477	2,635

		512,472

Medical - Drugs — 0.3%
Triax Pharmaceuticals LLC 16.50% due 08/30/11†(2)(8)(16)	1,088,469	678,497

Theaters — 0.1%
AMC Entertainment Holdings, Inc. 5.54% due 06/15/12	375,534	369,901

Total Loans (cost $9,900,990)		7,743,533

COMMON STOCK — 0.4%
Banks - Commercial — 0.2%
CIT Group, Inc.†	11,701	429,193

Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings†	754	28,652

Casino Services — 0.0%
Greektown, Inc.(3)	703	0

Energy - Alternate Sources — 0.0%
VeraSun Energy Corp.†(2)(3)	65,000	0

Food - Misc. — 0.1%
Wornick Co.†(2)(3)	3,444	210,411

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(2)(3)	2,501	35,527

Gas - Distribution — 0.0%
MXEnergy Holdings, Inc.†(2)(3)	96,187	89,954

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC†(2)(3)(17)	85,612	428

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(2)(3)	13,262	1,658

Multimedia — 0.0%
Haights Cross Communication, Inc.†(2)(3)	10,439	28,968

Paper & Related Products — 0.1%
Caraustar Industries, Inc.†(2)(3)	80	209,997

Retail - Music Store — 0.0%
MTS, Inc.†(2)(3)	3,863	0

Total Common Stock
(cost $2,802,610)		1,034,788

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

PREFERRED STOCK — 0.1%
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Series A†(3)	4,680	$341,827

Medical - Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C(2)(3)(17)	26,118	131

Total Preferred Stock
(cost $205,950)		341,958

WARRANTS — 0.0%
Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp.† Expires 11/09/14 (strike price $.01)	1,164	85,112

Building Products - Doors & Windows — 0.0%
Masonite Worldwide Holdings† Expires 06/09/14(3) (strike price $55.31)	3,658	10,974
Masonite Worldwide Holdings† Expires 06/09/16(3) (strike price $55.31)	2,743	8,229

		19,203

Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc.† Expires 12/15/10(2)(3) (Strike price $4.31)	13,811	0

Publishing - Periodicals — 0.0%
The Reader’s Digest Association, Inc.† Expires 02/19/14(2)(3)	4,508	0

Total Warrants
(cost $76,972)		104,315

Total Long - Term Investment Securities
(cost $243,594,853)		247,086,365

REPURCHASE AGREEMENT — 2.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $6,832,002 and collateralized by $6,890,000 of Federal Home Loan , bearing interest at 4.38% due 09/17/10 and having approximate value of $7,040,202 (cost $6,832,000)	$6,832,000	6,832,000

TOTAL INVESTMENTS
(cost $250,426,853)(18)	97.3%	253,918,365
Other assets less liabilities	2.7	7,131,753

NET ASSETS —	100.0%	$261,050,118

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $55,002,477 representing 21.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $9,778,724 representing 3.7% of net assets.
(4)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(5)	Perpetual maturity — maturity date reflects the next call date.
(6)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(7)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of August 31, 2010.
(8)	Bond in default
(9)	Company has filed for Chapter 11 bankruptcy protection.
(10)	Bond is in default and did not pay principal at maturity.
(11)	Income may be received in cash or additional shares at the discretion of the issuer.
(12)	Company has filed for Chapter 7 bankruptcy.
(13)	Company has filed bankruptcy in the country of issuance.
(14)	The Fund invests in Senior Loans which generally pay interests at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(15)	Senior Loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(16)	A portion of the interest is paid in the form of additional bonds/loans.
(17)	Consists of more than one class of securities traded together as a unit.
(18)	See Note 5 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,458,262	$—	$1,458,262
U.S. Corporate Bonds & Notes	—	209,494,200	1,413,735	210,907,935
Foreign Corporate Bonds & Notes	—	25,495,574	0	25,495,574
Loans	—	3,910,928	3,832,605	7,743,533
Common Stock	457,845	—	576,943	1,034,788
Preferred Stock	341,827	—	131	341,958
Warrants	104,315	—	0	104,315
Repurchase Agreements	—	6,832,000	—	6,832,000

Total	$903,987	$247,190,964	$5,823,414	$253,918,365

VALIC Company II High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
Balance as of 8/31/2009	$98,350	$3,218,031	$—	$5,233,524	$348,147	$261	$0
Accrued discounts/premiums	—	1,477	—	106,994	—	—	—
Realized gain (loss)	(137,690)	322,822	—	9,642	—	—	—
Change in unrealized appreciation (depreciation)(1)	182,650	43,414	—	(539,263)	(1,007,294)	(130)	(4,669)
Net purchases (sales)	(143,310)	(2,573,449)	—	(978,292)	1,236,090	—	4,669
Transfers in and/or out of Level 3(2)	—	401,440	0	—	—	—	—

Balance as of 8/31/2010	$—	$1,413,735	$0	$3,832,605	$576,943	$131	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2010 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Preferred Stock	Warrants
$—	$280,298	$—	$(555,349)	$(1,007,294)	$(130)	$(4,669)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Banks — Commercial	6.9%
Exchange — Traded Funds	4.5
Electronic Components — Misc.	3.6
Diversified Manufacturing Operations	2.5
Machinery — General Industrial	2.4
Auto/Truck Parts & Equipment — Original	2.3
Insurance — Property/Casualty	1.8
Chemicals — Diversified	1.7
Real Estate Operations & Development	1.5
Diversified Operations	1.5
Repurchase Agreements	1.4
Paper & Related Products	1.4
Oil Companies — Exploration & Production	1.4
Transport — Services	1.3
Building & Construction — Misc.	1.3
Distribution/Wholesale	1.2
Electronic Components — Semiconductors	1.2
Airlines	1.2
Medical Products	1.2
Machinery — Electrical	1.2
Building Products — Cement	1.1
Advertising Services	1.1
Building — Heavy Construction	1.0
Chemicals — Specialty	1.0
Audio/Video Products	1.0
Finance — Other Services	1.0
Veterinary Products	0.9
Food — Misc.	0.9
Oil — Field Services	0.9
Television	0.9
Electronics — Military	0.8
Telecom Services	0.8
Food — Retail	0.8
Real Estate Management/Services	0.8
Insurance — Life/Health	0.8
Diagnostic Kits	0.8
Security Services	0.7
Petrochemicals	0.7
Semiconductor Equipment	0.7
Cosmetics & Toiletries	0.7
Auto — Cars/Light Trucks	0.7
Financial Guarantee Insurance	0.7
Internet Content — Information/News	0.7
Retail — Apparel/Shoe	0.7
Auto/Truck Parts & Equipment — Replacement	0.7
Electronic Measurement Instruments	0.6
Beverages — Non-alcoholic	0.6
Computers	0.6
Transport — Marine	0.6
Appliances	0.6
Agricultural Operations	0.6
Investment Companies	0.6
Satellite Telecom	0.6
Insurance — Reinsurance	0.5
Internet Connectivity Services	0.5
Gold Mining	0.5
Engineering/R&D Services	0.5
Cellular Telecom	0.5
Transport — Rail	0.5
Medical — Generic Drugs	0.5
Advanced Materials	0.5
Recreational Vehicles	0.5
Machinery — Material Handling	0.5
Consulting Services	0.5
Building — Maintance & Services	0.5
Building — Residential/Commercial	0.5
Consumer Products — Misc.	0.5
Alternative Waste Technology	0.5
Medical — Drugs	0.5

Commercial Services	0.5
E-Commerce/Services	0.5
Machine Tools & Related Products	0.5
Publishing — Periodicals	0.5
Food — Baking	0.5
Oil Field Machinery & Equipment	0.5
Photo Equipment & Supplies	0.5
Insurance — Multi-line	0.4
Commercial Services — Finance	0.4
Motorcycle/Motor Scooter	0.4
Medical Labs & Testing Services	0.4
Electric Products — Misc.	0.4
Food — Dairy Products	0.4
Pipelines	0.4
Transport — Truck	0.4
Metal — Copper	0.4
Publishing — Newspapers	0.4
Rental Auto/Equipment	0.4
Aerospace/Defense	0.4
Diversified Financial Services	0.4
Gambling (Non — Hotel)	0.4
Computers — Periphery Equipment	0.4
Machinery — Construction & Mining	0.4
Retail — Discount	0.4
Multimedia	0.4
Hotels/Motels	0.4
Electric — Transmission	0.4
Metal — Diversified	0.3
Electric — Integrated	0.3
Athletic Footwear	0.3
Containers — Paper/Plastic	0.3
Extended Service Contracts	0.3
Enterprise Software/Service	0.3
Building Products — Doors & Windows	0.3
Tools — Hand Held	0.3
Internet Infrastructure Software	0.3
Rubber/Plastic Products	0.3
Retail — Restaurants	0.3
Miscellaneous Manufacturing	0.3
Machinery — Print Trade	0.3
Real Estate Investment Trusts	0.3
Optical Supplies	0.3
Retail — Misc./Diversified	0.2
Applications Software	0.2
Finance — Leasing Companies	0.2
Rubber — Tires	0.2
Banks — Money Center	0.2
Apparel Manufacturers	0.2
Computers — Integrated Systems	0.2
Direct Marketing	0.2
Coatings/Paint	0.2
Batteries/Battery Systems	0.2
Transport — Equipment & Leasing	0.2
Power Converter/Supply Equipment	0.2
Wireless Equipment	0.2
Food — Meat Products	0.2
Textile — Products	0.2
Retail — Hypermarkets	0.2
Web Portals/ISP	0.2
Medical Instruments	0.2
Brewery	0.2
Steel — Specialty	0.2
Travel Services	0.2
Building & Construction Products — Misc.	0.2
Coal	0.2
Entertainment Software	0.1
Finance — Credit Card	0.1
Computer Services	0.1
Building Products — Air & Heating	0.1

VALIC Company II International Small Cap Equity Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Public Thoroughfares	0.1%
Educational Software	0.1
Electronic Connectors	0.1
Retail — Pubs	0.1
Funeral Services & Related Items	0.1
Time Deposits	0.1
Mining Services	0.1
Finance — Investment Banker/Broker	0.1
Tobacco	0.1
Venture Capital	0.1
Beverages — Wine/Spirits	0.1
Retail — Pawn Shops	0.1
Retail — Catalog Shopping	0.1
Metal Processors & Fabrication	0.1
Chemicals — Plastics	0.1
Instruments — Controls	0.1
Schools	0.1
Internet Financial Services	0.1
Steel — Producers	0.1
Water	0.1
Industrial Audio & Video Products	0.1
Retail — Bookstores	0.1
Advertising Agencies	0.1
Platinum	0.1
Industrial Gases	0.1
Internet Content — Entertainment	0.1
Transactional Software	0.1
Energy — Alternate Sources	0.1
Medical Information Systems	0.1
Computer Software	0.1
Investment Management/Advisor Services	0.1
Gas — Distribution	0.1
Capacitors	0.1
Veterinary Diagnostics	0.1
Communications Software	0.1

99.7%

Country Allocation*

Japan	20.5%
United Kingdom	12.4
France	8.2
United States	4.5
South Korea	4.5
Switzerland	3.8
Cayman Islands	3.2
Ireland	2.9
Spain	2.8
Bermuda	2.6
Netherlands	2.6
Luxembourg	2.3
Australia	2.2
Italy	1.9
Hong Kong	1.9
Austria	1.9
China	1.9
Finland	1.7
Germany	1.6
Taiwan	1.5
Indonesia	1.4
Brazil	1.4
Jersey	1.4
Norway	1.2
Sweden	1.1
Singapore	1.1
Belgium	1.0
Thailand	0.7
Denmark	0.7
India	0.6
Turkey	0.5
Philippines	0.4
Portugal	0.4
Guernsey	0.4
South Africa	0.4
Mexico	0.4
Russia	0.3
Greece	0.2
Chile	0.2
Cyprus	0.2
Panama	0.2
Malaysia	0.1
Czech Republic	0.1
Papua New Guinea	0.1
Mauritius	0.1
Canada	0.1
British Virgin Islands	0.1

99.7%

*	Calculated as a percentage of net assets

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 93.1%
Australia — 2.2%
Bendigo and Adelaide Bank, Ltd.	239,404	$1,795,572
Billabong International, Ltd.	175,275	1,178,923
carsales.com.au, Ltd.	255,511	1,182,107
Centamin Egypt, Ltd.†	929,886	2,538,494
Centennial Coal Co., Ltd.	117,618	631,008
Emeco Holdings, Ltd.	2,175,468	1,490,346
Mineral Resources, Ltd.	75,000	568,518
Premier Investments, Ltd.	160,529	935,489
Transfield Services, Ltd.	545,990	1,598,175
White Energy Co., Ltd.†	5,415	16,621
White Energy Co., Ltd. 2010 Performance Shares(1)	5,863	0
White Energy Co., Ltd. 2011 Performance Shares(1)	5,863	0

		11,935,253

Austria — 1.9%
Andritz AG	35,800	2,177,643
Conwert Immobilien Invest SE	212,219	2,456,180
Oesterreichische Post AG	123,186	3,184,594
Schoeller - Bleckmann Oilfield Equipment AG	46,720	2,454,086

		10,272,503

Belgium — 1.0%
Ackermans & van Haaren NV	32,268	2,188,112
Barco NV†	65,209	3,002,997

		5,191,109

Bermuda — 2.6%
China Gas Holdings, Ltd.	4,358,000	2,218,567
China Yurun Food Group, Ltd.	553,000	2,011,879
Digital China Holdings, Ltd.†	822,000	1,278,637
Hiscox, Ltd.	100,508	565,863
Jardine Matheson Holdings, Ltd.	35,600	1,545,040
Kunlun Energy Co., Ltd.	930,000	1,152,524
Lancashire Holdings, Ltd.	282,443	2,310,956
Midland Holdings, Ltd.	670,000	534,019
Omega Insurance Holdings, Ltd.	344,114	472,337
Pacific Basin Shipping, Ltd.	935,000	635,854
Peace Mark Holdings, Ltd.†(1)	686,000	0
Skyworth Digital Holdings, Ltd.	2,322,000	1,214,918
Texwinca Holdings, Ltd.	284,000	280,760

		14,221,354

Brazil — 1.0%
Aliansce Shopping Centers SA	69,000	469,495
Brookfield Incorporacoes SA	90,000	464,285
Cia Hering	19,000	729,167
EDP - Energias do Brasil SA	26,000	555,012
Even Construtora e Incorporadora SA	133,000	624,011
Iguatemi Empresa de Shopping Centers SA	25,500	490,761
Julio Simoes Logistica SA†	72,000	348,470
Localiza Rent a Car SA	33,000	460,356
Odontoprev SA	49,000	521,458
SEB - Sistema Educacional Brasileiro SA	26,400	443,445
Totvs SA	7,600	562,562

		5,669,022

British Virgin Islands — 0.1%
Playtech, Ltd.	50,382	327,038

Canada — 0.1%
C&C Energia, Ltd.†	45,700	308,567
Western Coal Corp.†	46,491	171,122

		479,689

Cayman Islands — 3.2%
AAC Acoustic Technologies Holdings, Inc.	1,238,000	2,259,952

Security Description	Shares	Value (Note 2)

Cayman Islands (continued)
Agile Property Holdings, Ltd.	1,388,000	$1,620,188
Charm Communications, Inc. ADR†	49,312	401,400
China High Speed Transmission Equipment Group Co., Ltd.	234,000	522,223
China Mengniu Dairy Co., Ltd.	521,000	1,440,013
Coastal Energy Co.†	29,878	114,556
Comba Telecom Systems Holdings, Ltd.	1,042,200	1,067,824
Daphne International Holdings, Ltd.	1,842,000	1,896,760
E - House China Holdings, Ltd. ADR	9,057	145,184
Fufeng Group, Ltd.	1,404,000	902,459
HKR International, Ltd.	1,350,400	529,483
KWG Property Holding, Ltd.	1,115,000	758,264
Lee & Man Paper Manufacturing, Ltd.	1,499,000	1,040,604
Li Ning Co., Ltd.	163,750	527,326
Mindray Medical International, Ltd. ADR	6,366	171,882
NetEase.com, Inc. ADR†	10,900	433,057
O - Net Communications Group, Ltd.†	417,000	254,636
Shanda Interactive Entertainment, Ltd. ADR†	9,323	384,853
Shenguan Holdings Group, Ltd.	1,008,000	1,057,404
SINA Corp.†	11,900	509,558
SPG Land Holdings, Ltd.	1,518,025	657,656
Yingde Gases Group Co., Ltd.†	417,500	391,805

		17,087,087

Chile — 0.2%
CAP SA	10,800	427,234
Cia Cervecerias Unidas SA	57,500	668,671

		1,095,905

China — 1.9%
Bank of China, Ltd.	1,420,000	713,765
China Construction Bank Corp.	1,117,000	921,888
Guangzhou Automobile Group Co., Ltd.†	389,649	457,335
Shandong Chenming Paper Holdings, Ltd.	574,500	429,098
Shandong Weigao Group Medical Polymer Co., Ltd.	40,000	200,289
Weichai Power Co., Ltd.	422,900	3,525,639
Wumart Stores, Inc.	466,000	976,481
Zhejiang Expressway Co., Ltd.	818,000	728,747
Zhuzhou CSR Times Electric Co., Ltd.	789,000	2,048,890

		10,002,132

Cyprus — 0.2%
Globaltrans Investment PLC GDR	73,770	1,010,649

Czech Republic — 0.1%
Philip Morris CR AS	1,220	551,344

Denmark — 0.7%
FLSmidth & Co. A/S	38,198	2,256,293
SimCorp A/S	426	57,505
Tryg A/S	26,442	1,417,850

		3,731,648

Finland — 1.7%
Konecranes Oyj	117,208	3,572,192
Pohjola Bank PLC, Class A	214,326	2,348,023
UPM - Kymmene Oyj	234,472	3,217,969

		9,138,184

France — 7.1%
Euler Hermes SA†	47,382	3,602,692
Eutelsat Communications	87,089	3,131,015
Groupe Eurotunnel SA	243,213	1,807,046
Guyenne et Gascogne SA	20,505	2,072,301
Havas SA	625,596	2,869,888
JC Decaux SA†	120,133	2,870,459
Lagardere SCA	53,990	1,944,806

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
France (continued)
Sa des Ciments Vicat	20,077	$1,213,993
Safran SA	166,601	4,093,717
SCOR SE	112,514	2,447,444
SEB SA	44,822	3,294,441
SOITEC†	214,137	1,816,247
Thales SA	59,795	1,911,809
UBISOFT Entertainment†	91,083	787,660
Virbac SA	36,241	4,294,580

		38,158,098

Germany — 1.6%
Adidas AG	35,712	1,817,709
Aixtron AG	64,338	1,598,034
Bilfinger Berger AG	57,324	3,417,531
Rheinmetall AG	36,507	2,020,790

		8,854,064

Greece — 0.2%
Public Power Corp. SA	90,492	1,286,665

Guernsey — 0.4%
Tetragon Financial Group, Ltd.	536,922	2,265,811

Hong Kong — 2.3%
Bank of East Asia, Ltd.	33,140	124,401
China Everbright International, Ltd.	5,948,000	2,660,972
China Taiping Insurance Holdings Co., Ltd.†	688,200	2,141,018
Dah Sing Banking Group, Ltd.†	404,800	621,348
Hutchison Whampoa, Ltd.	160,000	1,183,738
Lenovo Group, Ltd.	2,968,000	1,701,723
Shanghai Industrial Holdings, Ltd.	111,000	540,820
Techtronic Industries Co.	798,000	695,541
West China Cement, Ltd.†	7,033,350	1,925,954
Wharf Holdings, Ltd.	121,000	650,985

		12,246,500

India — 0.6%
HDFC Bank, Ltd. ADR	7,600	1,214,480
Jagran Prakashan, Ltd.	174,905	474,073
Sun TV Network, Ltd.	165,224	1,678,583

		3,367,136

Indonesia — 1.4%
AKR Corporindo Tbk PT	2,572,392	350,199
Bank Mandiri Tbk PT	4,161,500	2,717,526
BW Plantation Tbk PT†	25,086,000	2,276,759
Perusahaan Gas Negara PT	681,500	301,716
United Tractors Tbk PT	987,666	2,011,406

		7,657,606

Ireland — 2.1%
DCC PLC (London)	179,562	4,516,868
DCC PLC (Dublin)	6,569	164,494
FBD Holdings PLC	447,899	3,927,793
Glanbia PLC	184,300	785,910
Paddy Power PLC	60,103	2,035,144

		11,430,209

Isle of Man — 0.0%
Hansard Global PLC	32,202	81,488

Italy — 1.9%
Banca Popolare di Milano Scarl	470,077	2,043,269
Buzzi Unicem SpA	96,430	874,959
DiaSorin SpA	87,965	3,562,699
Gruppo Editoriale L’Espresso SpA†	872,703	1,685,442
Piaggio & C SpA	901,141	2,355,316

		10,521,685

Security Description	Shares	Value (Note 2)

Japan — 20.5%
Aica Kogyo Co., Ltd.	184,200	$2,061,040
Alpha Systems, Inc.	13,800	286,644
Asahi Diamond Industrial Co., Ltd.	114,000	1,684,014
Axell Corp.	20,400	605,856
Chugoku Marine Paints, Ltd.	167,000	1,137,055
COOKPAD, Inc.	6,800	361,409
Credit Saison Co., Ltd.	60,200	764,592
Dai - ichi Seiko Co., Ltd.	17,500	690,543
Daiseki Co., Ltd.	52,400	952,444
Dena Co., Ltd.	54,300	1,627,513
Disco Corp.	7,000	349,542
Don Quijote Co., Ltd.	52,300	1,276,840
Doshisha Co., Ltd.	18,600	440,590
Eiken Chemical Co., Ltd.	17,600	161,524
en - japan, Inc.	620	884,871
Enplas Corp.	20,900	331,375
EPS Co., Ltd.	449	1,125,573
Exedy Corp.	43,200	1,245,452
Ferrotec Corp.	42,600	460,938
Foster Electric Co., Ltd.	26,700	572,393
FP Corp.	33,100	1,792,703
Fuji Machine Manufacturing Co., Ltd.	99,100	1,568,897
Fujimi, Inc.	108,900	1,489,419
GS Yuasa Corp.	63,000	371,206
Hajime Construction Co., Ltd.	58,000	1,591,358
Harmonic Drive Systems, Inc.	124	495,203
HIS Co., Ltd.	39,600	845,642
Hitachi Metals, Ltd.	79,000	851,030
IDEC Corp.	33,100	302,199
Internet Initiative Japan, Inc.	165	434,055
Jafco Co., Ltd.	24,300	540,032
Japan Petroleum Exploration Co.	16,700	602,321
JVC Kenwood Holdings, Inc.†	241,400	591,934
Kajima Corp.	838,000	1,965,076
Kakaku.com, Inc.	419	2,047,369
Kawasaki Kisen Kaisha, Ltd.†	662,000	2,466,444
Koito Manufacturing Co., Ltd.	45,000	621,355
Komori Corp.	148,000	1,416,403
Konica Minolta Holdings, Inc.	278,500	2,433,270
Kureha Corp.	223,000	1,133,448
Lintec Corp.	54,300	1,103,322
M3, Inc.	545	2,471,670
Mani, Inc.	19,000	654,743
Mazda Motor Corp.	1,059,000	2,369,861
Micronics Japan Co., Ltd.	149,100	1,561,814
Mitsubishi UFJ Lease & Finance Co., Ltd.	35,230	1,253,871
Mori Seiki Co., Ltd.	211,500	1,800,054
Moshi Moshi Hotline, Inc.	56,100	1,141,900
Nabtesco Corp.	77,000	1,156,696
Nichicon Corp.	27,200	291,394
Nidec Copal Corp.	43,700	676,749
Nihon M&A Center, Inc.	147	429,924
Nippon Seiki Co., Ltd.	25,000	240,745
Nipro Corp.	26,900	529,931
Nishimatsuya Chain Co., Ltd.	75,200	653,446
Nissha Printing Co., Ltd.	52,000	1,146,959
Nomura Real Estate Holdings, Inc.	39,000	516,224
NTT Urban Development Corp.	3,659	2,852,809
Ohara, Inc.	96,300	1,231,118
Okuma Corp.†	559,000	2,708,166
Osaka Securities Exchange Co., Ltd.	270	1,311,272
Otsuka Corp.	17,600	1,158,529
Pigeon Corp.	15,000	551,720
Pioneer Corp.†	900,700	2,669,614
Rinnai Corp.	12,200	729,008

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Japan (continued)
Saint Marc Holdings Co., Ltd.	17,600	$679,824
Sakai Chemical Industry Co., Ltd.	38,000	143,840
Sanwa Holdings Corp.	593,000	1,743,495
Sawai Pharmaceutical Co., Ltd.	10,200	1,045,376
SBI Holdings, Inc.	3,466	430,310
Shimadzu Corp.	81,000	548,613
Shin - Etsu Polymer Co., Ltd.	83,000	462,373
Star Micronics Co., Ltd.	325,200	2,790,968
Sumco Corp.†	170,600	2,901,885
Sumitomo Rubber Industries, Ltd.	138,000	1,251,708
Suruga Bank, Ltd.	725,000	6,334,365
Sysmex Corp.	5,900	372,920
T - Gaia Corp.	270	422,950
Taiheiyo Cement Corp.†	2,183,000	2,442,590
Taiko Pharmaceutical Co., Ltd.	17,000	193,251
Taiyo Ink Manufacturing Co., Ltd.	36,800	995,672
The Daiei, Inc.†	288,300	1,166,790
The Japan Steel Works, Ltd.	59,000	522,509
Tokyo Seimitsu Co., Ltd.†	87,100	1,066,848
Tokyu Livable, Inc.	69,500	775,991
Toridoll.corp.	450	765,445
Toshiba Machine Co., Ltd.	432,000	1,383,264
Toshiba Plant Systems & Services Corp.	70,000	801,571
Towa Corp.†	70,600	389,935
TS Tech Co., Ltd.	79,600	1,150,273
Tsugami Corp.	100,000	609,451
Union Tool Co.	118,000	2,550,744
Village Vanguard Co., Ltd.	142	409,047
Works Applications Co., Ltd.	1,398	668,131
Yamaguchi Financial Group, Inc.	67,000	634,032
Yamaha Motor Co., Ltd.†	203,500	2,734,811
Yamatake Corp.	35,900	878,163

		111,058,256

Jersey — 1.1%
Beazley PLC	255,889	438,753
Charter International PLC	320,437	2,997,774
United Business Media, Ltd.	292,923	2,479,813

		5,916,340

Luxembourg — 0.9%
Acergy SA	136,194	2,091,273
GlobeOp Financial Services	47,289	172,246
Millicom International Cellular SA	26,046	2,398,316

		4,661,835

Malaysia — 0.1%
IJM Corp. BHD	402,160	639,478

Mauritius — 0.1%
Golden Agri - Resources, Ltd.	1,195,474	493,888

Mexico — 0.4%
Corp GEO SAB de CV, Series B†	152,000	391,533
Genomma Lab Internacional SA de CV†	321,500	572,393
Industrias CH SAB de CV†	142,000	500,035
Mexichem SAB de CV	202,000	520,786

		1,984,747

Netherlands — 2.6%
Aalberts Industries NV	236,715	3,352,245
ASM International NV†	107,977	2,385,699
Koninklijke Bam Groep NV	218,138	1,091,920
Koninklijke Vopak NV	55,542	2,230,873
SBM Offshore NV	157,087	2,389,818

Security Description	Shares	Value (Note 2)

Netherlands (continued)
SNS Reaal NV†	289,169	$1,222,109
X5 Retail Group NV GDR†	33,000	1,201,200

		13,873,864

Norway — 1.2%
Aker Solutions ASA	83,856	924,665
Orkla ASA	218,000	1,823,190
Sparebank 1 SR Bank	453,700	3,589,405

		6,337,260

Panama — 0.2%
Copa Holdings SA, Class A	12,000	585,360
Intergroup Financial Services Corp.	13,700	339,075

		924,435

Papua New Guinea — 0.1%
New Britain Palm Oil, Ltd.	58,804	520,817

Philippines — 0.4%
Filinvest Land, Inc.	30,610,000	776,047
Metro Pacific Investments Corp.	5,639,000	418,947
Security Bank Corp.	738,600	1,221,230

		2,416,224

Portugal — 0.4%
Portucel Empresa Produtora de Pasta e Papel SA	827,367	2,285,689

Russia — 0.3%
LSR Group OJSC GDR†	61,300	489,174
Pharmstandard GDR†	37,400	891,990

		1,381,164

Singapore — 1.1%
Cambridge Industrial Trust	1,787,000	672,350
Fortune Real Estate Investment Trust	1,540,000	722,610
Goodpack, Ltd.	764,000	1,087,805
SIA Engineering Co., Ltd.	205,000	624,603
Venture Corp., Ltd.	438,000	2,811,214

		5,918,582

South Africa — 0.4%
Aspen Pharmacare Holdings, Ltd.†	117,700	1,342,179
Impala Platinum Holdings, Ltd.	17,000	401,085
Truworths International, Ltd.	63,300	502,537

		2,245,801

South Korea — 4.3%
Cheil Industries, Inc.	35,627	3,105,365
Daegu Bank	48,610	565,610
Glovis Co., Ltd.	15,863	2,169,933
Hyundai Home Shopping Network Corp.†(1)	1,587	119,134
Hyundai Mobis	17,341	3,138,708
Intelligent Digital Integrated Security	33,905	412,889
Korea Investment Holdings Co., Ltd.	24,340	638,496
Korean Reinsurance Co.	53,773	482,158
LG Chemical Co., Ltd.	10,022	2,883,969
LG Electronics, Inc.	2,361	189,841
LG Household & Health Care, Ltd.	8,961	3,004,689
OCI Materials Co., Ltd.	16,156	1,521,405
Samsung Electronics Co., Ltd.	1,992	1,256,112
Shinhan Financial Group Co., Ltd.	17,430	667,309
Sungwoo Hitech Co., Ltd.	237,397	2,316,744
Synopex, Inc.†	117,934	323,632
Taewoong Co., Ltd.	11,572	468,131

		23,264,125

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Spain — 2.8%
Antena 3 de Television SA	303,676	$2,058,859
Bankinter SA	410,898	2,671,767
Iberia Lineas Aereas de Espana SA†	592,681	1,911,487
Obrascon Huarte Lain SA	160,973	4,018,664
Red Electrica Corp. SA	46,260	1,906,420
Vueling Airlines SA†	237,567	2,682,417

		15,249,614

Sweden — 1.1%
AarhusKarlshamn AB	54,271	1,068,305
Husqvarna AB, Class B	424,367	2,664,512
Intrum Justitia AB	232,822	2,362,380

		6,095,197

Switzerland — 3.8%
Acino Holding AG	8,770	818,476
Aryzta AG	57,674	2,471,134
Banque Cantonale Vaudoise	8,359	3,993,219
Clariant AG†	241,381	3,105,083
EFG International AG	213,462	2,291,786
Gategroup Holding AG†	34,142	1,281,271
Sonova Holding AG	26,135	3,343,941
Sulzer AG	32,170	3,190,858

		20,495,768

Taiwan — 1.5%
Advantech Co., Ltd.	509,000	1,153,568
Chicony Electronics Co., Ltd.	261,259	468,951
Chimei Innolux Display Corp.†	247,370	255,602
China Life Insurance Co., Ltd.†	738,562	599,445
Delta Electronics, Inc.	144,000	546,170
Hon Hai Precision Industry Co., Ltd. GDR†	82,208	608,339
Polaris Securities Co., Ltd.	757,000	336,744
Simplo Technology Co., Ltd.	155,760	760,955
St Shine Optical Co., Ltd.	140,000	1,359,181
Ta Chong Bank Co., Ltd.†	1,634,000	411,127
Wistron Corp.	341,346	533,853
Yageo Corp.†	2,442,000	956,705

		7,990,640

Thailand — 0.7%
BEC World PCL(2)	956,100	970,001
Big C Supercenter PCL(2)	392,200	726,876
Kasikornbank PCL	326,000	1,187,538
Thoresen Thai Agencies PCL	265,630	205,408
TMB Bank PCL†(2)	8,949,600	772,134

		3,861,957

Turkey — 0.5%
BIM Birlesik Magazalar AS GDR	43,500	1,189,303
Turk Hava Yollari†	478,000	1,502,505

		2,691,808

United Kingdom — 12.4%
Abbey Protection PLC	222,241	276,932
Advanced Medical Solutions Group PLC†	419,180	334,295
Afren PLC†	131,587	207,459
Alternative Networks PLC	146,180	353,098
Amlin PLC	77,193	481,125
Aveva Group PLC	17,097	374,171
Avocet Mining PLC†	198,522	358,506
Axis - Shield PLC†	66,174	294,315
Babcock International Group PLC	229,033	1,775,602
Brewin Dolphin Holdings PLC	123,300	226,919
Britvic PLC	462,633	3,422,712
BTG PLC†	168,350	518,962

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Caretech Holdings PLC	34,835	$172,295
Carillion PLC	107,384	500,327
Chemring Group PLC	95,065	3,793,625
Cohort PLC	140,659	159,634
CPP Group PLC†	88,874	337,347
Croda International PLC	239,892	4,709,254
CVS Group PLC†	210,165	290,088
Datacash Group PLC	59,275	327,266
Davis Service Group PLC	40,471	236,170
Dechra Pharmaceuticals PLC	129,090	838,441
Devro PLC	48,371	177,003
Dignity PLC	59,846	650,740
Domino Printing Sciences PLC	118,905	838,850
E2V Technologies PLC†	174,211	165,651
eaga PLC	211,981	331,607
Education Development International PLC	110,000	159,423
EMIS Group PLC†	67,761	329,691
Fenner PLC	330,580	1,032,747
Fidessa Group PLC	20,291	426,646
Filtrona PLC	126,917	457,808
G4S PLC†	1,035,200	4,014,240
Group NBT PLC	40,452	203,954
Gulfsands Petroleum PLC†	95,615	441,020
H&T Group PLC	115,740	515,651
Hargreaves Services PLC	21,843	209,372
Hill & Smith Holdings PLC	56,104	239,632
Homeserve PLC	255,170	1,780,996
Hunting PLC	26,276	243,603
IG Group Holdings PLC	463,772	3,712,799
Immunodiagnostic Systems Holdings PLC	42,724	491,428
Intec Telecom Systems PLC	195,669	190,556
James Halstead PLC	30,092	291,903
JD Wetherspoon PLC	102,698	659,622
Jupiter Fund Management PLC†	102,823	317,360
Kazakhmys PLC	121,968	2,162,371
Laird PLC	100,769	201,217
Latchways PLC	12,500	136,111
Marston’s PLC	167,481	239,391
May Gurney Integrated Services PLC	189,341	530,675
Mears Group PLC	229,510	918,689
Melrose PLC	209,849	828,725
Micro Focus International PLC	114,793	530,622
Microgen PLC	229,674	299,404
Millennium & Copthorne Hotels PLC	257,148	1,916,663
Mitie Group PLC	236,066	706,707
Morson Group PLC	133,571	203,827
Mouchel Group PLC	250,899	448,282
N Brown Group PLC	149,289	512,635
Northgate PLC†	65,625	185,188
Pace PLC	131,207	413,519
PayPoint PLC	87,675	407,422
Phoenix IT Group, Ltd.	137,928	419,365
Premier Oil PLC†	153,363	3,565,712
PZ Cussons PLC	49,207	246,624
RM PLC	273,977	550,442
Rotork PLC	18,862	455,901
RPS Group PLC	49,659	129,547
RWS Holdings PLC	122,935	485,489
Salamander Energy PLC†	99,005	335,261
SDL PLC†	38,956	340,845
Serco Group PLC	165,500	1,477,228
Spectris PLC	33,342	449,221
Spirax - Sarco Engineering PLC	18,752	455,543
St James’s Place PLC	818,917	3,208,908
Synergy Health PLC	221,213	2,342,614

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
United Kingdom (continued)
Telecity Group PLC†	89,034	$658,157
Ultra Electronics Holdings PLC	18,241	466,908
Valiant Petroleum PLC†	27,383	286,622
Vedanta Resources PLC	64,209	1,860,177
Victrex PLC	15,775	260,320
Xchanging PLC	331,784	658,440
YouGov PLC†	211,761	127,471

		67,293,088

United States — 1.8%
AsiaInfo - Linkage, Inc.†	93,540	1,670,624
Autoliv, Inc.	66,689	3,610,542
Central European Distribution Corp.†	23,400	535,392
Gran Tierra Energy, Inc.†	53,000	333,005
Virgin Media, Inc.	167,487	3,485,405

		9,634,968

Total Common Stock
(cost $490,353,364)		503,817,724

EXCHANGE - TRADED FUNDS — 4.5%
France — 1.1%
Lyxor ETF Eastern Europe	76,473	1,896,537
Lyxor ETF Russia	107,000	3,924,143

		5,820,680

Ireland — 0.8%
iShares MSCI EM Latin America	179,364	4,629,385

Luxembourg — 1.4%
db x - trackers - MSCI Emerging Latin America TRN Index ETF†	135,000	7,608,600

United States — 1.2%
iShares MSCI South Africa Index Fund	87,740	5,124,016
iShares MSCI Turkey Index Fund	21,617	1,306,964

		6,430,980

Total Exchange - Traded Funds
(cost $24,210,100)		24,489,645

PREFERRED STOCK — 0.6%
Brazil — 0.4%
Banco ABC Brasil SA	63,000	496,826
Parana Banco SA	72,000	420,213
Suzano Papel e Celulose SA	51,000	463,465
Ultrapar Participacoes SA	11,000	604,413

		1,984,917

Security Description	Shares/ Principal Amount	Value (Note 2)

South Korea — 0.2%
Hyundai Motor Co.	22,858	$962,823

Total Preferred Stock
(cost $2,699,257)		2,947,740

RIGHTS — 0.0%
Australia — 0.0%
White Energy Co., Ltd. Expires 10/20/10 (strike price 2.50 AUD)†(1) (cost $0)	13,793	0

Total Long - Term Investment Securities
(cost $517,262,721)		531,255,109

SHORT - TERM INVESTMENT SECURITIES — 0.1%
Time Deposits — 0.1%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10 (cost $649,000)	$649,000	649,000

REPURCHASE AGREEMENT — 1.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $7,608,002 and collateralized by $7,670,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $7,837,206 (cost $7,608,000)	7,608,000	7,608,000

TOTAL INVESTMENTS
(cost $525,519,721)(3)	99.7%	539,512,109
Other assets less liabilities	0.3	1,813,868

NET ASSETS —	100.0%	$541,325,977

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

GDR—Global Depository Receipt

Currency Legend

AUD—Australian Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
France	$38,158,098	$—	$—	$38,158,098
Japan	111,058,256	—	—	111,058,256
United Kingdom	67,293,088	—	—	67,293,088
Other Countries*	284,720,137	2,469,011	119,134	287,308,282
Exchange-Traded Funds	24,489,645	—	—	24,489,645
Preferred Stock	2,947,740	—	—	2,947,740
Rights	—	—	0	0

*	Sum of all other countries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by country, please refer to the Portfolio of Investments.

VALIC Company II International Small Cap Equity Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Time Deposits	$—	$649,000	$—	$649,000
Repurchase Agreement	—	7,608,000	—	7,608,000

Total	$528,666,964	$10,726,011	$119,134	$539,512,109

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Common Stock	Rights
Balance as of 8/31/2009	$16,643	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	0	—
Change in unrealized appreciation (depreciation)(1)	(258)	—
Net purchases (sales)	102,749	0
Transfers in and/or (out) of Level 3	—	—

Balance as of 8/31/2010	$119,134	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2010 includes:

Common Stock	Rights
$(0)	$—

See Notes to Financial Statements

VALIC Company II Large Cap Value Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Diversified Banking Institutions	8.7%
Oil Companies — Exploration & Production	7.6
Banks — Super Regional	5.0
Medical — Drugs	4.9
Diversified Manufacturing Operations	4.7
Telephone — Integrated	4.4
Oil Companies — Integrated	3.2
Multimedia	2.9
U.S. Government Agencies	2.3
Beverages — Non-alcoholic	2.2
Electric — Integrated	2.0
Applications Software	2.0
Insurance — Life/Health	1.9
Wireless Equipment	1.8
Investment Management/Advisor Services	1.8
Medical — HMO	1.6
Medical Products	1.5
Oil — Field Services	1.4
Retail — Drug Store	1.4
Networking Products	1.4
Insurance Brokers	1.3
Transport — Rail	1.3
Oil Field Machinery & Equipment	1.2
Auto/Truck Parts & Equipment — Original	1.2
Computers	1.2
Retail — Building Products	1.1
Insurance — Property/Casualty	1.1
Advertising Agencies	1.1
Metal — Copper	1.0
Medical — Biomedical/Gene	0.9
Insurance — Reinsurance	0.9
Aerospace/Defense — Equipment	0.8
Medical — Wholesale Drug Distribution	0.8
Agricultural Chemicals	0.8
Tobacco	0.8
Cruise Lines	0.8
Office Automation & Equipment	0.8
Insurance — Multi-line	0.7
Finance — Credit Card	0.7
Machinery — Construction & Mining	0.7
Building — Residential/Commercial	0.7
Web Portals/ISP	0.7
Retail — Discount	0.6
Batteries/Battery Systems	0.6
Enterprise Software/Service	0.6
Instruments — Scientific	0.6
Retail — Apparel/Shoe	0.6
Finance — Investment Banker/Broker	0.6
Banks — Fiduciary	0.5
Medical Instruments	0.5
Food — Misc.	0.5
Engines — Internal Combustion	0.5
Mining	0.5
Aerospace/Defense	0.5
Retail — Regional Department Stores	0.5
Cellular Telecom	0.5
Consumer Products — Misc.	0.5
Computers — Integrated Systems	0.4
Engineering/R&D Services	0.4
Industrial Gases	0.4
Toys	0.4
Gas — Distribution	0.4
Coal	0.3
Chemicals — Diversified	0.3
Electronic Components — Semiconductors	0.3
Retail — Office Supplies	0.3
Auto — Heavy Duty Trucks	0.3
Real Estate Investment Trusts	0.3
Food — Retail	0.3

Paper & Related Products	0.3
Internet Security	0.3
Appliances	0.3
Medical Labs & Testing Services	0.3
Cosmetics & Toiletries	0.3
Retail — Restaurants	0.2
Semiconductor Equipment	0.2
Brewery	0.2
Agricultural Operations	0.2
Computers — Memory Devices	0.2
Banks — Commercial	0.2
Commercial Services — Finance	0.2
Entertainment Software	0.2
Cable/Satellite TV	0.2
Savings & Loans/Thrifts	0.1
Machinery — Farming	0.1
Computer Services	0.1
X-Ray Equipment	0.1
Retail — Major Department Stores	0.1
Pipelines	0.1
Tools — Hand Held	0.1
Forestry	0.1

99.6%

*	Calculated as a percentage of net assets

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.3%
Advertising Agencies — 1.1%
Omnicom Group, Inc.	44,240	$1,548,842

Aerospace/Defense — 0.5%
Rockwell Collins, Inc.	13,070	704,865

Aerospace/Defense - Equipment — 0.8%
United Technologies Corp.	18,760	1,223,340

Agricultural Chemicals — 0.8%
CF Industries Holdings, Inc.	12,860	1,189,550

Agricultural Operations — 0.2%
Archer - Daniels-Midland Co.	8,760	269,633

Appliances — 0.3%
Whirlpool Corp.	5,410	401,206

Applications Software — 2.0%
Microsoft Corp.	121,140	2,844,367

Auto - Heavy Duty Trucks — 0.3%
PACCAR, Inc.	11,660	477,943

Auto/Truck Parts & Equipment - Original — 1.2%
Johnson Controls, Inc.	66,190	1,756,021

Banks - Commercial — 0.2%
BB&T Corp.	10,900	241,108

Banks - Fiduciary — 0.5%
State Street Corp.	22,740	797,719

Banks - Super Regional — 5.0%
Capital One Financial Corp.	12,700	480,822
Comerica, Inc.	27,800	956,598
PNC Financial Services Group, Inc.	25,600	1,304,576
SunTrust Banks, Inc.	30,000	674,700
US Bancorp	33,300	692,640
Wells Fargo & Co.	134,550	3,168,652

		7,277,988

Batteries/Battery Systems — 0.6%
Energizer Holdings, Inc.†	14,800	933,140

Beverages - Non - alcoholic — 2.2%
Dr Pepper Snapple Group, Inc.	13,640	502,225
PepsiCo, Inc.	35,780	2,296,360
The Coca - Cola Co.	7,800	436,176

		3,234,761

Brewery — 0.2%
Molson Coors Brewing Co., Class B	8,000	348,480

Building - Residential/Commercial — 0.7%
NVR, Inc.†	710	428,953
Toll Brothers, Inc.†	31,260	540,173

		969,126

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	13,300	227,696

Cellular Telecom — 0.5%
Vodafone Group PLC ADR	27,900	674,622

Chemicals - Diversified — 0.3%
The Dow Chemical Co.	20,300	494,711

Coal — 0.3%
Alpha Natural Resources, Inc.†	6,940	257,682
Peabody Energy Corp.	5,890	252,092

		509,774

Commercial Services - Finance — 0.2%
The Western Union Co.	15,300	239,904

Security Description	Shares	Value (Note 2)

Computer Services — 0.1%
Accenture PLC, Class A	5,200	$190,320

Computers — 1.2%
Hewlett - Packard Co.	29,600	1,139,008
International Business Machines Corp.	4,900	603,827

		1,742,835

Computers - Integrated Systems — 0.4%
Teradata Corp.†	16,400	536,936

Computers - Memory Devices — 0.2%
EMC Corp.†	13,700	249,888

Consumer Products - Misc. — 0.5%
Clorox Co.	7,940	514,671
Kimberly - Clark Corp.	2,400	154,560

		669,231

Cosmetics & Toiletries — 0.3%
The Procter & Gamble Co.	6,200	369,954

Cruise Lines — 0.8%
Carnival Corp.	36,700	1,144,306

Diversified Banking Institutions — 8.7%
Bank of America Corp.	270,860	3,372,207
Citigroup, Inc.†	249,000	926,280
HSBC Holdings PLC ADR	5,900	290,280
JPMorgan Chase & Co.	136,520	4,963,867
Morgan Stanley	39,100	965,379
The Goldman Sachs Group, Inc.	15,860	2,171,869

		12,689,882

Diversified Manufacturing Operations — 4.7%
3M Co.	4,500	353,475
Dover Corp.	27,830	1,245,671
Eaton Corp.	7,030	488,444
General Electric Co.	218,420	3,162,722
Honeywell International, Inc.	12,350	482,761
Illinois Tool Works, Inc.	11,600	478,616
Tyco International, Ltd.	17,400	648,672

		6,860,361

Electric - Integrated — 2.0%
Entergy Corp.	17,030	1,342,645
NextEra Energy, Inc.	26,810	1,440,501
Public Service Enterprise Group, Inc.	5,200	166,192

		2,949,338

Electronic Components - Semiconductors — 0.3%
Intel Corp.	27,700	490,844

Engineering/R&D Services — 0.4%
KBR, Inc.	9,400	218,080
URS Corp.†	8,700	310,329

		528,409

Engines - Internal Combustion — 0.5%
Cummins, Inc.	10,210	759,726

Enterprise Software/Service — 0.6%
BMC Software, Inc.†	25,520	920,251

Entertainment Software — 0.2%
Activision Blizzard, Inc.	13,700	146,453
Electronic Arts, Inc.†	5,800	88,392

		234,845

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Finance - Credit Card — 0.7%
American Express Co.	12,340	$491,996
Discover Financial Services	36,000	522,360

		1,014,356

Finance - Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.†	56,900	831,309

Food - Misc. — 0.5%
General Mills, Inc.	4,000	144,640
Kellogg Co.	3,500	173,880
Unilever PLC ADR	16,700	443,552

		762,072

Food - Retail — 0.3%
Safeway, Inc.	6,800	127,840
The Kroger Co.	17,000	335,410

		463,250

Forestry — 0.1%
Weyerhaeuser Co.	5,100	80,070

Gas - Distribution — 0.4%
Questar Corp.	31,550	513,634

Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	7,090	524,873

Instruments - Scientific — 0.6%
Thermo Fisher Scientific, Inc.†	21,000	884,520

Insurance Brokers — 1.3%
AON Corp.	29,670	1,075,241
Marsh & McLennan Cos., Inc.	33,640	797,941

		1,873,182

Insurance - Life/Health — 1.9%
Prudential Financial, Inc.	55,650	2,814,221

Insurance - Multi - line — 0.7%
Genworth Financial, Inc., Class A†	43,900	475,437
The Allstate Corp.	19,900	549,240

		1,024,677

Insurance - Property/Casualty — 1.1%
Chubb Corp.	10,500	578,760
Fidelity National Financial, Inc., Class A	32,600	473,026
The Progressive Corp.	8,000	158,400
The Travelers Cos., Inc.	8,000	391,840

		1,602,026

Insurance - Reinsurance — 0.9%
Berkshire Hathaway, Inc., Class B†	8,500	669,630
Everest Re Group, Ltd.	4,800	379,872
PartnerRe, Ltd.	4,000	297,800

		1,347,302

Internet Security — 0.3%
Symantec Corp.†	31,000	422,530

Investment Management/Advisor Services — 1.8%
Ameriprise Financial, Inc.	37,100	1,616,818
Franklin Resources, Inc.	4,000	386,040
Invesco, Ltd.	30,500	552,050

		2,554,908

Machinery - Construction & Mining — 0.7%
Caterpillar, Inc.	15,560	1,013,890

Machinery - Farming — 0.1%
Deere & Co.	3,400	215,118

Security Description	Shares	Value (Note 2)

Medical Instruments — 0.5%
Beckman Coulter, Inc.	5,100	$232,764
Medtronic, Inc.	7,600	239,248
St. Jude Medical, Inc.†	9,100	314,587

		786,599

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	5,100	370,362

Medical Products — 1.5%
Baxter International, Inc.	12,000	510,720
Becton, Dickinson and Co.	5,500	375,045
Covidien PLC	9,000	318,060
Johnson & Johnson	5,700	325,014
Zimmer Holdings, Inc.†	12,820	604,719

		2,133,558

Medical - Biomedical/Gene — 0.9%
Amgen, Inc.†	26,550	1,355,112

Medical - Drugs — 4.9%
Abbott Laboratories	11,300	557,542
Eli Lilly & Co.	13,400	449,704
Merck & Co., Inc.	67,700	2,380,332
Pfizer, Inc.	233,780	3,724,115

		7,111,693

Medical - HMO — 1.6%
CIGNA Corp.	24,470	788,423
UnitedHealth Group, Inc.	40,330	1,279,268
WellPoint, Inc.†	4,400	218,592

		2,286,283

Medical - Wholesale Drug Distribution — 0.8%
AmerisourceBergen Corp.	17,780	485,038
McKesson Corp.	12,310	714,596

		1,199,634

Metal - Copper — 1.0%
Freeport - McMoRan Copper & Gold, Inc.	20,480	1,474,150

Mining — 0.5%
Goldcorp, Inc.	16,200	716,364

Multimedia — 2.9%
News Corp., Class A	144,050	1,810,709
Time Warner, Inc.	73,040	2,189,739
Viacom, Inc., Class B	8,700	273,354

		4,273,802

Networking Products — 1.4%
Cisco Systems, Inc.†	98,850	1,981,943

Office Automation & Equipment — 0.8%
Pitney Bowes, Inc.	58,880	1,132,851

Oil Companies - Exploration & Production — 7.6%
Anadarko Petroleum Corp.	27,000	1,241,730
Apache Corp.	2,700	242,595
Comstock Resources, Inc.†	4,500	97,965
Devon Energy Corp.	3,500	210,980
EOG Resources, Inc.	27,670	2,403,693
EQT Corp.	5,000	163,000
Forest Oil Corp.†	3,300	86,196
Noble Energy, Inc.	6,400	446,592
Occidental Petroleum Corp.	64,290	4,698,313
QEP Resources, Inc.	39,340	1,142,040
Southwestern Energy Co.†	7,000	229,040
Ultra Petroleum Corp.†	2,700	105,327

		11,067,471

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Integrated — 3.2%
ConocoPhillips	38,260	$2,005,972
Exxon Mobil Corp.	37,330	2,208,443
Hess Corp.	10,400	522,600

		4,737,015

Oil Field Machinery & Equipment — 1.2%
Cameron International Corp.†	40,910	1,504,670
National Oilwell Varco, Inc.	7,900	296,961

		1,801,631

Oil - Field Services — 1.4%
Schlumberger, Ltd.	38,890	2,074,004

Paper & Related Products — 0.3%
International Paper Co.	20,700	423,522

Pipelines — 0.1%
Plains All American Pipeline LP	2,500	150,100

Real Estate Investment Trusts — 0.3%
Equity Residential	2,300	105,409
Public Storage	2,200	215,644
Simon Property Group, Inc.	1,700	153,765

		474,818

Retail - Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A	14,990	518,654
The Gap, Inc.	20,400	344,556

		863,210

Retail - Building Products — 1.1%
Home Depot, Inc.	47,890	1,331,821
Lowe’s Cos., Inc.	14,400	292,320

		1,624,141

Retail - Discount — 0.6%
Target Corp.	3,600	184,176
Wal - Mart Stores, Inc.	15,100	757,114

		941,290

Retail - Drug Store — 1.4%
CVS Caremark Corp.	74,490	2,011,230

Retail - Major Department Stores — 0.1%
TJX Cos., Inc.	4,200	166,698

Retail - Office Supplies — 0.3%
Staples, Inc.	27,130	482,100

Retail - Regional Department Stores — 0.5%
Kohl’s Corp.†	3,900	183,222
Macy’s, Inc.	26,100	507,384

		690,606

Retail - Restaurants — 0.2%
McDonald’s Corp.	5,000	365,300

Security Description	Shares/ Principal Amount	Value (Note 2)

Savings & Loans/Thrifts — 0.1%
People’s United Financial, Inc.	17,200	$218,784

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	34,700	360,533

Telephone - Integrated — 4.4%
AT&T, Inc.	164,200	4,438,326
CenturyLink, Inc.	11,300	408,608
Verizon Communications, Inc.	51,160	1,509,732

		6,356,666

Tobacco — 0.8%
Philip Morris International, Inc.	22,980	1,182,091

Tools - Hand Held — 0.1%
Snap - On, Inc.	3,300	136,059

Toys — 0.4%
Mattel, Inc.	24,660	517,613

Transport - Rail — 1.3%
Kansas City Southern†	7,600	255,132
Norfolk Southern Corp.	13,380	718,238
Union Pacific Corp.	11,810	861,422

		1,834,792

Web Portals/ISP — 0.7%
AOL, Inc.†	43,200	959,904

Wireless Equipment — 1.8%
Motorola, Inc.†	69,480	523,184
QUALCOMM, Inc.	56,390	2,160,301

		2,683,485

X - Ray Equipment — 0.1%
Hologic, Inc.†	12,900	183,051

Total Long - Term Investment Securities
(cost $145,177,525)		141,772,325

SHORT - TERM INVESTMENT SECURITIES — 2.3%
U.S. Government Agencies — 2.3%
Federal Home Loan Bank Disc. Notes 0.10% due 09/01/10 (cost $3,400,000)	$3,400,000	3,400,000

TOTAL INVESTMENTS
(cost $148,577,525)(1)	99.6%	145,172,325
Other assets less liabilities	0.4	605,796

NET ASSETS —	100.0%	$145,778,121

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Large Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Super Regional	$7,277,988	$—	$—	$7,277,988
Diversified Banking Institutions	12,689,882	—	—	12,689,882
Oil Companies - Exploration & Production	11,067,471	—	—	11,067,471
Other Industries*	110,736,984	—	—	110,736,984
Short-Term Investment Securities:
U.S. Government Agencies	—	3,400,000	—	3,400,000

Total	$141,772,325	$3,400,000	$—	$145,172,325

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Mid Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Repurchase Agreements	9.0%
Electronic Components — Semiconductors	6.4
Oil Companies — Exploration & Production	4.7
Medical — Biomedical/Gene	3.8
Computer Services	3.0
Apparel Manufacturers	2.6
Chemicals — Specialty	2.5
Internet Infrastructure Software	2.3
Casino Hotels	2.2
Hotels/Motels	2.2
Engineering/R&D Services	2.1
Medical — HMO	2.0
Transport — Truck	2.0
Retail — Apparel/Shoe	2.0
Medical Products	1.8
Finance — Credit Card	1.7
Investment Management/Advisor Services	1.6
Real Estate Management/Services	1.5
Commercial Services	1.5
Wireless Equipment	1.5
Retail — Regional Department Stores	1.4
Auto/Truck Parts & Equipment — Original	1.4
Retail — Restaurants	1.4
Schools	1.4
Aerospace/Defense — Equipment	1.4
Food — Confectionery	1.3
Machinery — Electrical	1.3
Dialysis Centers	1.2
Applications Software	1.2
E-Commerce/Services	1.2
Medical — Drugs	1.2
Retail — Perfume & Cosmetics	1.1
Computers — Integrated Systems	1.1
Non — Hazardous Waste Disposal	1.1
Oil — Field Services	1.1
Transport — Services	1.1
Retail — Auto Parts	1.1
Computers — Memory Devices	1.1
Electronic Connectors	1.1
Broadcast Services/Program	1.1
X-Ray Equipment	1.0
Machinery — Pumps	1.0
Auction Houses/Art Dealers	1.0
Internet Content — Information/News	1.0
Medical — Hospitals	0.9
Retail — Automobile	0.9
Research & Development	0.9
Machinery — Construction & Mining	0.9
Machinery — Farming	0.8
Financial Guarantee Insurance	0.8
Telecom Equipment — Fiber Optics	0.8
Machine Tools & Related Products	0.8
Distribution/Wholesale	0.7
Coal	0.7
Medical Instruments	0.7
Private Corrections	0.6
Human Resources	0.6
Cosmetics & Toiletries	0.6
Diversified Manufacturing Operations	0.6
Computer Aided Design	0.6
Soap & Cleaning Preparation	0.5
Internet Security	0.5
Computer Software	0.5
Retirement/Aged Care	0.4
Semiconductor Components — Integrated Circuits	0.3
Electronic Components — Misc.	0.2
Containers — Metal/Glass	0.2

99.2%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 90.2%
Aerospace/Defense-Equipment — 1.4%
BE Aerospace, Inc.†	84,297	$2,271,804

Apparel Manufacturers — 2.6%
Coach, Inc.	53,981	1,934,679
Hanesbrands, Inc.†	96,257	2,304,393

		4,239,072

Applications Software — 1.2%
Check Point Software Technologies, Ltd.†	57,047	1,990,370

Auction House/Art Dealers — 1.0%
KAR Auction Services, Inc.†	134,175	1,624,859

Auto/Truck Parts & Equipment - Original — 1.4%
BorgWarner, Inc.†	53,110	2,318,251

Broadcast Services/Program — 1.1%
Discovery Communications, Inc., Class A†	45,569	1,720,230

Casino Hotels — 2.2%
Las Vegas Sands Corp.†	74,119	2,099,791
MGM Resorts International†	172,084	1,550,477

		3,650,268

Chemicals - Specialty — 2.5%
Albemarle Corp.	49,510	1,984,856
Lubrizol Corp.	23,356	2,179,348

		4,164,204

Coal — 0.7%
Massey Energy Co.	38,581	1,109,204

Commercial Services — 1.5%
Alliance Data Systems Corp.†	44,153	2,480,957

Computer Aided Design — 0.6%
Autodesk, Inc.†	32,769	909,340

Computer Services — 3.0%
Cognizant Technology Solutions Corp., Class A†	38,609	2,224,071
IHS, Inc., Class A†	44,087	2,724,136

		4,948,207

Computer Software — 0.5%
Smart Technologies, Inc., Class A†	64,174	735,434

Computers - Integrated Systems — 1.1%
Teradata Corp.†	56,114	1,837,172

Computers - Memory Devices — 1.1%
NetApp, Inc.†	43,140	1,744,582

Containers - Metal/Glass — 0.2%
Crown Holdings, Inc.†	13,213	368,114

Cosmetics & Toiletries — 0.6%
The Estee Lauder Cos., Inc., Class A	16,419	920,613

Dialysis Centers — 1.2%
Fresenius Medical Care AG & Co. KGaA	35,981	2,037,271

Distribution/Wholesale — 0.7%
Fastenal Co.	25,556	1,156,920

Diversified Manufacturing Operations — 0.6%
Cooper Industries PLC	21,775	916,510

E - Commerce/Services — 1.2%
Ctrip.com International, Ltd. ADR†	46,513	1,883,311

Electronic Components - Misc. — 0.2%
Gentex Corp.	22,964	403,477

Electronic Components - Semiconductors — 6.4%
Altera Corp.	60,665	1,496,606

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Avago Technologies, Ltd.†	129,682	$2,613,092
Broadcom Corp., Class A	38,311	1,148,181
Cavium Networks, Inc.†	69,717	1,682,968
Rovi Corp.†	47,981	2,087,653
Xilinx, Inc.	55,712	1,345,445

		10,373,945

Electronic Connectors — 1.1%
Amphenol Corp., Class A	42,334	1,723,840

Engineering/R&D Services — 2.1%
Foster Wheeler AG†	67,489	1,439,540
The Shaw Group, Inc.†	60,766	1,968,819

		3,408,359

Finance - Credit Card — 1.7%
Discover Financial Services	194,063	2,815,854

Financial Guarantee Insurance — 0.8%
Assured Guaranty, Ltd.	86,710	1,339,670

Food - Confectionery — 1.3%
The Hershey Co.	47,189	2,192,873

Hotels/Motels — 2.2%
Marriott International, Inc., Class A	52,907	1,693,553
Orient - Express Hotels, Ltd., Class A†	212,033	1,831,965

		3,525,518

Human Resources — 0.6%
Robert Half International, Inc.	46,463	1,002,672

Internet Content - Information/News — 1.0%
Baidu, Inc. ADR†	20,668	1,620,991

Internet Infrastructure Software — 2.3%
Akamai Technologies, Inc.†	34,018	1,567,209
TIBCO Software, Inc.†	156,694	2,270,496

		3,837,705

Internet Security — 0.5%
VeriSign, Inc.†	28,120	819,136

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	41,022	2,634,023

Machine Tools & Related Products — 0.8%
Kennametal, Inc.	49,676	1,251,835

Machinery - Construction & Mining — 0.9%
Bucyrus International, Inc.	24,513	1,409,252

Machinery - Electrical — 1.3%
Baldor Electric Co.	61,332	2,151,527

Machinery - Farming — 0.8%
AGCO Corp.†	41,300	1,364,965

Machinery - Pumps — 1.0%
Flowserve Corp.	18,736	1,674,624

Medical Instruments — 0.7%
NuVasive, Inc.†	37,773	1,108,638

Medical Products — 1.8%
American Medical Systems Holdings, Inc.†	74,778	1,362,455
CareFusion Corp.†	70,495	1,521,282

		2,883,737

Medical - Biomedical/Gene — 3.8%
Genzyme Corp.†	24,607	1,725,197
Human Genome Sciences, Inc.†	52,537	1,528,301
Life Technologies Corp.†	35,819	1,531,979

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
United Therapeutics Corp.†	29,132	$1,346,481

		6,131,958

Medical - Drugs — 1.2%
Furiex Pharmaceuticals, Inc.†	1	10
Shire PLC	87,184	1,879,960

		1,879,970

Medical - HMO — 2.0%
Aetna, Inc.	42,405	1,133,061
AMERIGROUP Corp.†	59,062	2,179,388

		3,312,449

Medical - Hospitals — 0.9%
Universal Health Services, Inc., Class B	48,795	1,532,163

Non-Hazardous Waste Disposal — 1.1%
Republic Services, Inc.	61,923	1,822,394

Oil Companies - Exploration & Production — 4.7%
Atlas Energy, Inc.†	34,263	931,954
Concho Resources, Inc.†	35,747	2,088,340
Continental Resources, Inc.†	49,531	2,006,996
Oasis Petroleum, Inc.†	66,679	1,098,203
Plains Exploration & Production Co.†	67,399	1,609,488

		7,734,981

Oil - Field Services — 1.1%
Key Energy Services, Inc.†	225,734	1,808,129

Private Corrections — 0.6%
Corrections Corp. of America†	45,785	1,021,463

Real Estate Management/Services — 1.5%
Jones Lang LaSalle, Inc.	33,221	2,508,518

Research & Development — 0.9%
Pharmaceutical Product Development, Inc.	63,184	1,451,336

Retail - Apparel/Shoe — 2.0%
American Eagle Outfitters, Inc.	137,598	1,739,239
Rue21, Inc.†	69,560	1,467,020

		3,206,259

Retail - Auto Parts — 1.1%
O’Reilly Automotive, Inc.†	37,146	1,755,891

Retail - Automobile — 0.9%
Copart, Inc.†	45,969	1,519,275

Retail - Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	81,212	1,839,452

Retail - Regional Department Stores — 1.4%
Macy’s, Inc.	119,269	2,318,589

Retail - Restaurants — 1.4%
Texas Roadhouse, Inc., Class A†	173,152	2,295,996

Security Description	Shares/ Principal Amount	Value (Note 2)

Retirement/Aged Care — 0.4%
Brookdale Senior Living, Inc.†	48,351	$647,903

Schools — 1.4%
Grand Canyon Education, Inc.†	66,480	1,136,143
ITT Educational Services, Inc.†	21,617	1,151,322

		2,287,465

Semiconductor Components - Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.†	27,690	441,379

Soap & Cleaning Preparation — 0.5%
Church & Dwight Co., Inc.	13,725	840,382

Telecom Equipment - Fiber Optics — 0.8%
Finisar Corp.†	100,228	1,281,916

Transport - Services — 1.1%
UTi Worldwide, Inc.	127,189	1,781,918

Transport - Truck — 2.0%
J.B. Hunt Transport Services, Inc.	53,869	1,763,671
Knight Transportation, Inc.	79,263	1,493,315

		3,256,986

Wireless Equipment — 1.5%
Crown Castle International Corp.†	59,225	2,435,332

X - Ray Equipment — 1.0%
Hologic, Inc.†	118,529	1,681,927

Total Long-Term Investment Securities
(cost $140,200,584)		147,363,365

REPURCHASE AGREEMENT — 9.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $14,692,004 and collateralized by $14,810,000 of Federal Home Loan Bank Bonds, bearing interest at 4.38% due 09/17/10 and having approximate value of $15,132,858 (cost $14,692,000)	$14,692,000	14,692,000

TOTAL INVESTMENTS
(cost $154,892,584)(1)	99.2%	162,055,365
Other assets less liabilities	0.8	1,308,404

NET ASSETS —	100.0%	$163,363,769

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Electronic Components - Semiconductors	$10,373,945	$—	$—	$10,373,945
Other Industries*	136,989,420	—	—	136,989,420
Repurchase Agreement	—	14,692,000	—	14,692,000

Total	$147,363,365	$14,692,000	$—	$162,055,365

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Mid Cap Value Fund

PORTFOLIO PROFILE — August 31, 2010

Industry Allocation*

Electric — Integrated	7.1%
Real Estate Investment Trusts	5.2
Oil Companies — Exploration & Production	4.4
Insurance — Reinsurance	3.7
Diversified Manufacturing Operations	3.5
Investment Management/Advisor Services	3.3
Insurance — Life/Health	3.3
Banks — Super Regional	2.7
Gas — Distribution	2.2
Time Deposits	2.0
Chemicals — Diversified	2.0
Containers — Metal/Glass	1.9
Agricultural Chemicals	1.9
Retail — Apparel/Shoe	1.8
Banks — Commercial	1.7
Telecom Services	1.6
Building — Residential/Commercial	1.5
Commercial Services	1.5
Medical — Wholesale Drug Distribution	1.5
Chemicals — Specialty	1.4
Toys	1.4
Television	1.4
Applications Software	1.4
Airlines	1.3
Electronic Connectors	1.3
Electronic Parts Distribution	1.2
Medical — HMO	1.2
Electronic Components — Misc.	1.2
Telephone — Integrated	1.2
Real Estate Operations & Development	1.2
Insurance — Property/Casualty	1.2
Agricultural Operations	1.1
Semiconductor Equipment	1.1
Aerospace/Defense — Equipment	1.1
Repurchase Agreements	1.0
Aerospace/Defense	0.9
Food — Misc.	0.9
Electric Products — Misc.	0.8
Retail — Regional Department Stores	0.8
Non — Hazardous Waste Disposal	0.8
Coal	0.8
Engines — Internal Combustion	0.8
Finance — Credit Card	0.8
Medical — Drugs	0.8
Pipelines	0.7
Drug Delivery Systems	0.7
Medical — Generic Drugs	0.7
Food — Confectionery	0.6
Office Automation & Equipment	0.6
Enterprise Software/Service	0.6
Disposable Medical Products	0.6
Beverages — Non-alcoholic	0.6
Finance — Investment Banker/Broker	0.6
Tools — Hand Held	0.6
Brewery	0.6
Networking Products	0.6
Forestry	0.6
Medical — Hospitals	0.6
Containers — Paper/Plastic	0.6
Machinery — Construction & Mining	0.6
Medical Instruments	0.6
Power Converter/Supply Equipment	0.6
Advertising Agencies	0.6
Oil Field Machinery & Equipment	0.6
Building & Construction — Misc.	0.5
Apparel Manufacturers	0.5
Machinery — Electrical	0.5
Transport — Rail	0.5
Food — Canned	0.5

Real Estate Management/Services	0.5
Retail — Restaurants	0.5
Engineering/R&D Services	0.5
Machinery — Farming	0.5
Metal — Iron	0.4
Cable/Satellite TV	0.4
Oil & Gas Drilling	0.4
Transport — Truck	0.4
Oil — Field Services	0.4
Transport — Marine	0.3
Travel Services	0.3
Computer Graphics	0.3
Human Resources	0.3
Computers — Integrated Systems	0.2
Schools	0.2
Registered Investment Companies	0.2
Medical — Outpatient/Home Medical	0.2
Appliances	0.2
Semiconductor Components — Integrated Circuits	0.2
Savings & Loans/Thrifts	0.1

101.2%

*	Calculated as a percentage of net assets

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 98.2%
Advertising Agencies — 0.6%
The Interpublic Group of Cos., Inc.†	292,676	$2,496,526

Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	49,800	2,290,800
Teledyne Technologies, Inc.†	51,800	1,874,124

		4,164,924

Aerospace/Defense - Equipment — 1.1%
BE Aerospace, Inc.†	73,602	1,983,574
Goodrich Corp.	42,271	2,894,718

		4,878,292

Agricultural Chemicals — 1.9%
Agrium, Inc.	42,400	2,949,768
CF Industries Holdings, Inc.	59,330	5,488,025

		8,437,793

Agricultural Operations — 1.1%
Bunge, Ltd.	67,340	3,569,020
China Agri - Industries Holdings, Ltd.	1,204,000	1,464,225

		5,033,245

Airlines — 1.3%
Delta Air Lines, Inc.†	572,675	5,990,180

Apparel Manufacturers — 0.5%
VF Corp.	34,300	2,422,266

Appliances — 0.2%
Whirlpool Corp.	12,265	909,572

Applications Software — 1.4%
Check Point Software Technologies, Ltd.†	174,555	6,090,224

Banks - Commercial — 1.7%
BOK Financial Corp.	58,407	2,595,607
Popular, Inc.†	518,766	1,328,041
Regions Financial Corp.	231,042	1,485,600
Susquehanna Bancshares, Inc.	193,200	1,528,212
Umpqua Holdings Corp.	82,400	856,960

		7,794,420

Banks - Super Regional — 2.7%
Comerica, Inc.	188,612	6,490,139
Fifth Third Bancorp	269,206	2,974,726
Huntington Bancshares, Inc.	202,031	1,068,744
SunTrust Banks, Inc.	80,477	1,809,928

		12,343,537

Beverages - Non-alcoholic — 0.6%
Dr Pepper Snapple Group, Inc.	74,682	2,749,791

Brewery — 0.6%
Molson Coors Brewing Co., Class B	62,200	2,709,432

Building & Construction - Misc. — 0.5%
Multiplan Empreendimentos Imobiliarios SA	129,700	2,459,223

Building - Residential/Commercial — 1.5%
MDC Holdings, Inc.	149,200	3,971,704
Toll Brothers, Inc.†	170,600	2,947,968

		6,919,672

Cable/Satellite TV — 0.4%
Cablevision Systems Corp., Class A	77,087	1,934,113

Chemicals - Diversified — 2.0%
Celanese Corp., Series A	54,115	1,444,870
FMC Corp.	67,000	4,172,760
PPG Industries, Inc.	50,248	3,307,826

		8,925,456

Security Description	Shares	Value (Note 2)

Chemicals - Specialty — 1.4%
Albemarle Corp.	76,079	$3,050,007
Methanex Corp.	162,000	3,458,700

		6,508,707

Coal — 0.8%
Consol Energy, Inc.	54,800	1,764,560
Walter Energy, Inc.	25,857	1,862,738

		3,627,298

Commercial Services — 1.5%
PHH Corp.†	369,400	6,837,594

Computer Graphics — 0.3%
Compagnie Generale de Geophysique - Veritas ADR†	83,600	1,398,628

Computers - Integrated Systems — 0.2%
Brocade Communications Systems, Inc.†	198,726	997,605

Containers - Metal/Glass — 1.9%
Greif, Inc., Class A	55,100	3,132,435
Owens - Illinois, Inc.†	136,700	3,425,702
Rexam PLC	439,808	2,041,073

		8,599,210

Containers - Paper/Plastic — 0.6%
Packaging Corp. of America	117,049	2,609,022

Disposable Medical Products — 0.6%
C.R. Bard, Inc.	36,475	2,802,374

Diversified Manufacturing Operations — 3.5%
Barnes Group, Inc.	215,000	3,270,150
Dover Corp.	56,400	2,524,464
Eaton Corp.	40,275	2,798,307
Pentair, Inc.	142,400	4,286,240
Textron, Inc.	163,600	2,792,652

		15,671,813

Drug Delivery Systems — 0.7%
Alkermes, Inc.†	241,300	3,199,638

Electric Products - Misc. — 0.8%
AMETEK, Inc.	86,200	3,705,738

Electric - Integrated — 7.1%
CMS Energy Corp.	250,113	4,376,977
Edison International	122,554	4,136,198
Hawaiian Electric Industries, Inc.	86,594	2,079,988
Northeast Utilities	161,400	4,675,758
NV Energy, Inc.	404,400	5,176,320
Westar Energy, Inc.	85,300	2,044,641
Wisconsin Energy Corp.	127,818	7,124,575
Xcel Energy, Inc.	100,392	2,239,746

		31,854,203

Electronic Components - Misc. — 1.2%
Flextronics International, Ltd.†	251,762	1,241,187
Kingboard Laminates Holdings, Ltd.	4,210,500	4,032,553

		5,273,740

Electronic Connectors — 1.3%
Amphenol Corp., Class A	57,506	2,341,644
Thomas & Betts Corp.†	94,200	3,480,690

		5,822,334

Electronic Parts Distribution — 1.2%
Arrow Electronics, Inc.†	245,192	5,609,993

Engineering/R&D Services — 0.5%
URS Corp.†	60,775	2,167,844

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Engines - Internal Combustion — 0.8%
Cummins, Inc.	48,105	$3,579,493

Enterprise Software/Service — 0.6%
BMC Software, Inc.†	80,500	2,902,830

Finance - Credit Card — 0.8%
Discover Financial Services	242,085	3,512,653

Finance - Investment Banker/Broker — 0.6%
TD Ameritrade Holding Corp.†	187,000	2,732,070

Finance - Other Services — 0.0%
Solar Cayman Ltd.†*(1)(2)(3)(4)	120,200	52,888

Food - Canned — 0.5%
Del Monte Foods Co.	172,473	2,249,048

Food - Confectionery — 0.6%
The J.M. Smucker Co.	49,885	2,917,275

Food - Misc. — 0.9%
ConAgra Foods, Inc.	99,721	2,152,976
PureCircle, Ltd.†	629,344	1,775,957

		3,928,933

Forestry — 0.6%
Sino-Forest Corp.†*(1)	84,300	1,452,235
Sino-Forest Corp.†	71,900	1,238,621

		2,690,856

Gas - Distribution — 2.2%
CenterPoint Energy, Inc.	156,528	2,315,049
Sempra Energy	75,141	3,826,180
UGI Corp.	131,116	3,618,801

		9,760,030

Human Resources — 0.3%
Team Health Holdings, Inc.†	104,500	1,317,745

Insurance - Life/Health — 3.3%
Lincoln National Corp.	122,951	2,872,135
Principal Financial Group, Inc.	133,600	3,079,480
Unum Group	440,614	8,834,311

		14,785,926

Insurance - Property/Casualty — 1.2%
Arch Capital Group, Ltd.†	47,686	3,805,343
Fidelity National Financial, Inc., Class A	96,000	1,392,960

		5,198,303

Insurance - Reinsurance — 3.7%
Everest Re Group, Ltd.	48,544	3,841,772
PartnerRe, Ltd.	46,472	3,459,840
Platinum Underwriters Holdings, Ltd.	101,555	4,083,527
Reinsurance Group of America, Inc.	117,259	5,128,909

		16,514,048

Investment Management/Advisor Services — 3.3%
Affiliated Managers Group, Inc.†	34,476	2,213,704
Ameriprise Financial, Inc.	219,646	9,572,173
Invesco, Ltd.	180,400	3,265,240

		15,051,117

Machinery - Construction & Mining — 0.6%
Terex Corp.†	142,800	2,600,388

Machinery - Electrical — 0.5%
Regal-Beloit Corp.	41,808	2,312,819

Machinery - Farming — 0.5%
AGCO Corp.†	63,200	2,088,760

Security Description	Shares	Value (Note 2)

Medical Instruments — 0.6%
St. Jude Medical, Inc.†	73,899	$2,554,688

Medical - Drugs — 0.8%
Endo Pharmaceuticals Holdings, Inc.†	125,793	3,417,796

Medical - Generic Drugs — 0.7%
Impax Laboratories, Inc.†	199,015	3,118,565

Medical - HMO — 1.2%
CIGNA Corp.	167,800	5,406,516

Medical - Hospitals — 0.6%
Universal Health Services, Inc., Class B	83,603	2,625,134

Medical - Outpatient/Home Medical — 0.2%
Amedisys, Inc.†	41,700	964,104

Medical - Wholesale Drug Distribution — 1.5%
AmerisourceBergen Corp.	249,308	6,801,122

Metal - Iron — 0.4%
Cliffs Natural Resources, Inc.	31,979	1,956,795

Networking Products — 0.6%
Polycom, Inc.†	94,626	2,694,948

Non-Hazardous Waste Disposal — 0.8%
Republic Services, Inc.	124,574	3,666,213

Office Automation & Equipment — 0.6%
Xerox Corp.	345,522	2,916,206

Oil & Gas Drilling — 0.4%
Ensco PLC ADR	45,200	1,859,076

Oil Companies - Exploration & Production — 4.4%
Cabot Oil & Gas Corp.	48,400	1,347,456
Cobalt International Energy, Inc.†	115,500	942,480
Concho Resources, Inc.†	44,617	2,606,525
Newfield Exploration Co.†	138,882	6,667,725
Pioneer Natural Resources Co.	38,352	2,217,513
Quicksilver Resources, Inc.†	137,900	1,682,380
Whiting Petroleum Corp.†	50,666	4,298,503

		19,762,582

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	67,257	2,473,712

Oil - Field Services — 0.4%
SBM Offshore NV	102,978	1,566,639

Pipelines — 0.7%
Spectra Energy Corp.	161,863	3,292,293

Power Converter/Supply Equipment — 0.6%
Hubbell, Inc., Class B	55,700	2,505,386

Real Estate Investment Trusts — 5.2%
AMB Property Corp.	56,700	1,348,893
Boston Properties, Inc.	29,573	2,407,242
Chimera Investment Corp.	408,716	1,606,254
Duke Realty Corp.	236,300	2,648,923
Essex Property Trust, Inc.	29,367	3,106,148
Federal Realty Investment Trust	45,237	3,586,842
Liberty Property Trust	72,724	2,208,628
RioCan Real Estate Investment Trust	48,100	941,837
Ventas, Inc.	75,620	3,819,566
Vornado Realty Trust	18,906	1,532,520

		23,206,853

Real Estate Management/Services — 0.5%
BR Malls Participacoes SA	142,900	2,237,580

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Real Estate Operations & Development — 1.2%
BR Properties SA	443,100	$3,567,507
Iguatemi Empresa de Shopping Centers SA	85,400	1,643,570

		5,211,077

Registered Investment Companies — 0.2%
Solar Capital, Ltd.(1)(4)	49,526	972,691

Retail - Apparel/Shoe — 1.8%
American Eagle Outfitters, Inc.	70,800	894,912
AnnTaylor Stores Corp.†	167,426	2,566,641
Foot Locker, Inc.	122,480	1,437,915
Ross Stores, Inc.	64,000	3,176,320

		8,075,788

Retail - Regional Department Stores — 0.8%
Macy’s, Inc.	190,288	3,699,199

Retail - Restaurants — 0.5%
Darden Restaurants, Inc.	53,683	2,214,961

Savings & Loans/Thrifts — 0.1%
Beneficial Mutual Bancorp, Inc.†	72,204	602,181

Schools — 0.2%
DeVry, Inc.	25,600	975,616

Semiconductor Components - Integrated Circuits — 0.2%
Linear Technology Corp.	28,600	819,390

Semiconductor Equipment — 1.1%
Varian Semiconductor Equipment Associates, Inc.†	198,450	4,925,529

Telecom Services — 1.6%
Virgin Media, Inc.	338,800	7,050,428

Telephone - Integrated — 1.2%
Qwest Communications International, Inc.	467,512	2,641,443
Windstream Corp.	223,667	2,579,999

		5,221,442

Television — 1.4%
CBS Corp., Class B	455,812	6,299,322

Tools - Hand Held — 0.6%
Stanley Black & Decker. Inc.	50,906	2,730,598

Toys — 1.4%
Mattel, Inc.	303,245	6,365,113

Transport - Marine — 0.3%
Overseas Shipholding Group, Inc.	46,200	1,487,640

Transport - Rail — 0.5%
All America Latina Logistica	249,200	2,297,252

Transport - Truck — 0.4%
Werner Enterprises, Inc.	90,329	1,801,160

Travel Services — 0.3%
Thomas Cook Group PLC	511,469	1,425,282

Total Long - Term Investment Securities
(cost $424,810,386)		442,340,466

SHORT - TERM INVESTMENT SECURITIES — 2.0%
Time Deposits — 2.0%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10 (cost $9,185,000)	$9,185,000	9,185,000

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.0%
Agreement with State Street Bank & Trust Co., bearing interest 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $4,319,001 and collateralized by $4,355,000 of Federal Home Loan Bank Notes, bearing interest at 4.38%, due 09/17/10 and having an approximate value of $4,449,938 (cost $4,319,000)	$4,319,000	$4,319,000

TOTAL INVESTMENTS
(cost $438,314,386)(5)	101.2%	455,844,466
Liabilities in excess of other assets	(1.2)	(5,266,377)

NET ASSETS —	100.0%	$450,578,089

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $1,505,123 representing 0.3% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Mid Cap Value Fund held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Solar Capital, Ltd. Common Stock	3/9/2007	46,243	$1,678,652
	4/1/2010	735	16,414
	6/15/2010	1,548	30,019
	8/26/2010	1,000	19,766

		49,526	$1,744,851	$972,691	$19.64	0.2%

Solar Cayman, Ltd. Common Stock	3/9/2007	120,200	1,803,000	52,888	0.44	0.0
Sino-Forest Corp. Common Stock	12/11/2009	84,300	1,338,032	1,452,235	17.23	0.3

				$2,477,814		0.5%

(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(3)	Consists of more than one type of security traded together as a unit.
(4)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $972,691 representing 0.2% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.

ADR—American Depository Receipt

VALIC Company II Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Electric - Integrated	$31,854,203	$—	$—	$31,854,203
Real Estate Investments Trusts	23,206,853	—	—	23,206,853
Other Industries*	387,226,522	—	52,888	387,279,410
Short-Term Investment Securities:
Time Deposit	—	9,185,000	—	9,185,000
Repurchase Agreement	—	4,319,000	—	4,319,000

Total	$442,287,578	$13,504,000	$52,888	$455,844,466

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 8/31/2009	$1,121,466
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)(1)	686,342
Net purchases (sales)	(1,754,920)
Transfers in and/or out of Level 3(2)	—

Balance as of 8/31/2010	$52,888

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2010 includes:

Common Stock
$686,342

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Fixed Income Investment Companies	44.0%
Domestic Equity Investment Companies	41.9
International Equity Investment Companies	9.0
Real Estate Investment Companies	5.0

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Moderate Growth Lifestyle Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES#(1) — 99.9%
Domestic Equity Investment Companies — 41.9%
VALIC Co. I Blue Chip Growth Fund	1,011,292	$8,403,834
VALIC Co. I Science & Technology Fund	547,378	6,880,545
VALIC Co. I Small Cap Special Values Fund	1,249,409	9,058,214
VALIC Co. I Stock Index Fund	815,117	17,296,793
VALIC Co. I Value Fund	976,666	7,764,493
VALIC Co. II Capital Appreciation Fund	875,615	7,013,677
VALIC Co. II Mid Cap Value Fund	1,125,342	15,315,902
VALIC Co. II Small Cap Growth Fund†	158,053	1,612,139
VALIC Co. II Small Cap Value Fund	728,289	7,479,524

Total Domestic Equity Investment Companies
(cost $72,973,672)		80,825,121

Fixed Income Investment Companies — 44.0%
VALIC Co. II Core Bond Fund	2,651,926	28,322,571
VALIC Co. II High Yield Bond Fund	3,391,211	24,959,312
VALIC Co. II Strategic Bond Fund	2,818,710	31,625,923

Total Fixed Income Investment Companies
(cost $76,346,833)		84,907,806

Security Description	Shares	Value (Note 2)

International Equity Investment Companies — 9.0%
VALIC Co. I Foreign Value Fund	1,015,346	$8,173,538
VALIC Co. I International Equities Fund	1,620,238	9,105,743

Total International Equity Investment Companies
(cost $15,938,484)		17,279,281

Real Estate Investment Companies — 5.0%
VALIC Co. I Global Real Estate Fund (cost $7,206,466)	1,236,435	9,730,743

TOTAL INVESTMENTS
(cost $172,465,455)(2)	99.9%	192,742,951
Other assets less liabilities	0.1	97,606

NET ASSETS —	100.0%	$192,840,557

†	Non-income producing security
#	The Moderate Growth Lifestyle Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such fund’s prospectuses and shareholder reports is available at our website, www.valic.com.
(1)	See Note 3
(2)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Affiliated Registered Investment Companies:
Domestic Equity Investment Companies	$80,825,121	$—	$—	$80,825,121
Fixed Income Investment Companies	84,907,806	—	—	84,907,806
International Equity Investment Companies	17,279,281	—	—	17,279,281
Real Estate Investment Companies	9,730,743	—	—	9,730,743

Total	$192,742,951	$—	$—	$192,742,951

See Notes to Financial Statements

VALIC Company II Money Market II Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

U.S. Government Agencies	59.4%
Repurchase Agreement	10.2
U.S. Government Treasuries	4.4
Money Center Banks	4.4
Commercial Banks — Canadian	4.3
Foreign Bank	3.5
Diversified Financial Services	3.5
Super - Regional Banks — US	3.4
Commercial Banks	2.6
Finance	2.3
Finance — Investment Banker/Broker	2.0

100.0%

Weighted Average Days to Maturity	52.6

Credit Quality@#

A-1	100.0%

*	Calculated as a percentage of net assets.
@	Source: Standard & Poors.
#	Calculated as a percentage of total debt issues.

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Principal Amount	Value (Note 2)

SHORT - TERM INVESTMENT SECURITIES — 89.8%
Certificates of Deposit — 16.5%
BNP Paribas 0.25% due 09/07/10	$3,750,000	$3,750,000
Citibank NA 0.20% due 09/27/10	3,750,000	3,750,000
Citibank NA 0.23% due 10/26/10	3,750,000	3,750,000
Credit Agricole SA 0.23% due 09/24/10	3,650,000	3,650,000
Lloyds Bank PLC 0.30% due 09/01/10	3,770,000	3,770,000
Nordea Bank Finland 0.21% due 09/20/10	3,700,000	3,700,000
Royal Bank of Canada 0.26% due 09/23/10(1)	3,520,000	3,520,000
Royal Bank of Canada 0.29% due 09/09/10(1)	3,500,000	3,500,000
Royal Bank of Canada 0.30% due 09/07/10(1)	2,200,000	2,200,090
State Street Bank & Trust Co. 0.28% due 11/10/10(1)	3,750,000	3,750,000

Total Certificates of Deposit
(amortized cost $35,340,090)		35,340,090

Commercial Paper — 1.7%
Bank of America Corp. 0.19% due 09/03/10 (amortized cost $3,679,961)	3,680,000	3,679,961

Medium Term Notes — 5.1%
General Electric Capital Corp. 0.59% due 10/06/10(1)	950,000	950,172
General Electric Capital Corp. 0.62% due 10/21/10(1)	250,000	250,089
General Electric Capital Corp. FDIC Guar. Notes 1.17% due 09/09/10(1)	3,500,000	3,508,010
General Electric Capital Corp. FDIC Guar. Notes 1.63% due 01/07/11	269,000	270,307
JPMorgan Chase & Co. 0.86% due 09/24/10(1)	4,000,000	4,000,883
Wachovia Bank NA 0.61% due 09/02/10(1)	1,855,000	1,854,720

Total Medium Term Notes
(amortized cost $10,834,181)		10,834,181

U.S. Corporate Bonds & Notes — 2.7%
Bank of America NA 0.31% due 11/24/10(1)	3,650,000	3,650,000
JPMorgan Chase & Co. FDIC Guar. Notes 0.42% due 11/23/10(1)	1,000,000	1,000,000
JPMorgan Chase & Co. FDIC Guar. Notes 2.63% due 12/01/10	570,000	573,395
Morgan Stanley FDIC Guar. Notes 2.90% due 12/01/10	540,000	543,582

Total U.S. Corporate Bonds & Notes
(amortized cost $5,766,977)		5,766,977

U.S. Government Agencies — 59.4%
Federal Farm Credit Bank 0.33% due 09/27/10(1)	4,000,000	3,999,866
5.25% due 09/13/10	35,000	35,049

Security Description	Principal Amount	Value (Note 2)

U.S. Government Agencies (continued)
Federal Home Loan Bank 0.16% due 09/17/10	$750,000	$749,947
0.16% due 10/13/10	3,020,000	3,019,436
0.17% due 09/24/10	2,970,000	2,969,677
0.17% due 11/05/10	3,020,000	3,019,073
0.17% due 11/16/10	3,010,000	3,008,920
0.17% due 11/17/10	3,010,000	3,008,906
0.18% due 09/10/10	3,700,000	3,699,833
0.18% due 10/27/10	3,200,000	3,199,104
0.18% due 11/05/10	2,340,000	2,339,261
0.18% due 11/17/10	3,750,000	3,748,556
0.18% due 11/29/10	3,500,000	3,498,442
0.19% due 10/22/10	1,860,000	1,859,499
0.19% due 11/05/10	3,740,000	3,738,751
0.20% due 09/01/10	1,130,000	1,130,000
0.20% due 09/03/10	3,640,000	3,639,960
0.22% due 09/04/10(1)	2,700,000	2,699,580
0.25% due 12/27/10	3,710,000	3,706,986
0.25% due 12/28/10	2,230,000	2,229,897
0.27% due 10/29/10	2,100,000	2,099,880
0.28% due 12/15/10	2,900,000	2,897,632
0.39% due 02/25/11	1,430,000	1,427,258
0.41% due 03/17/11	2,160,000	2,155,154
0.48% due 10/08/10(1)	5,000,000	5,000,025
0.50% due 10/19/10	7,600,000	7,599,842
0.61% due 05/26/11	1,410,000	1,410,000
5.00% due 09/01/10	40,000	40,000
Federal Home Loan Mtg. Corp. 0.18% due 11/17/10	900,000	899,653
0.18% due 11/22/10	2,450,000	2,448,995
0.20% due 12/01/10	1,130,000	1,129,429
0.21% due 09/08/10	1,420,000	1,419,942
0.22% due 01/11/11	2,180,000	2,178,241
0.23% due 09/30/10	3,570,000	3,569,339
0.28% due 10/26/10	2,500,000	2,498,950
0.32% due 09/14/10	1,000,000	999,884
0.58% due 10/07/10(1)	3,500,000	3,499,791
Federal National Mtg. Assoc. 0.17% due 11/03/10	3,020,000	3,019,102
0.18% due 09/22/10	3,720,000	3,719,609
0.18% due 11/17/10	190,000	189,927
0.20% due 11/01/10	1,300,000	1,299,559
0.20% due 11/15/10	2,520,000	2,518,950
0.20% due 01/19/11	3,000,000	2,997,667
0.24% due 12/08/10	750,000	749,510
0.25% due 09/20/10	2,840,000	2,839,625
0.25% due 10/20/10	3,630,000	3,628,765
0.25% due 12/20/10	7,210,000	7,204,492
0.28% due 03/01/11	2,230,000	2,226,861

Total U.S. Government Agencies
(amortized cost $126,968,825)		126,968,825

U.S. Government Treasuries — 4.4%
United States Treasury Bills 0.18% due 12/23/10	2,220,000	2,218,746
0.22% due 11/26/10	3,570,000	3,568,124
0.22% due 12/16/10	3,570,000	3,567,687

Total U.S. Government Treasuries
(amortized cost $9,354,557)		9,354,557

Total Short - Term Investment Securities — 89.8%
(amortized cost $191,944,591)		191,944,591

VALIC Company II Money Market II Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 10.2%
UBS Securities LLC Joint Repurchase Agreement(2) (amortized cost $21,842,000)	$21,842,000	$21,842,000

TOTAL INVESTMENTS
(amortized cost $213,786,591)(3)	100.0%	213,786,591
Other assets less liabilities	0.0	20,377

NET ASSETS —	100.0%	$213,806,968

(1)	Variable Rate Security - the rate reflected is as of August 31, 2010, maturity date reflects next reset date.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

FDIC—Federal Deposit Insurance Corp.

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Short-Term Investment Securities:
Certificates of Deposit	$—	$35,340,090	$—	$35,340,090
Commercial Paper	—	3,679,961	—	3,679,961
Medium Term Notes	—	10,834,181	—	10,834,181
U.S. Corporate Bonds & Notes	—	5,766,977	—	5,766,977
U.S. Government Agencies	—	126,968,825	—	126,968,825
U.S. Government Treasuries	—	9,354,557	—	9,354,557
Repurchase Agreement	—	21,842,000	—	21,842,000

Total	$—	$213,786,591	$—	$213,786,591

See Notes to Financial Statements

VALIC Company II Small Cap Growth Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Enterprise Software/Service	5.2%
Medical — Biomedical/Gene	4.1
Electronic Components — Semiconductors	3.4
Applications Software	3.3
Medical Instruments	2.9
Oil Companies — Exploration & Production	2.9
Medical — HMO	2.8
Apparel Manufacturers	2.3
Building & Construction Products — Misc.	2.3
Transport — Truck	2.3
Medical — Drugs	2.2
Investment Management/Advisor Services	2.1
Retail — Apparel/Shoe	2.1
Patient Monitoring Equipment	1.9
Internet Application Software	1.9
Computers — Integrated Systems	1.8
Banks — Commercial	1.6
Aerospace/Defense — Equipment	1.6
Computer Data Security	1.6
Retail — Convenience Store	1.5
Networking Products	1.4
Retirement/Aged Care	1.4
Medical Imaging Systems	1.4
Internet Security	1.4
Machinery — Electrical	1.4
Building Products — Air & Heating	1.3
Satellite Telecom	1.2
Machinery — Pumps	1.2
Schools	1.2
Retail — Office Supplies	1.2
Wireless Equipment	1.2
Chemicals — Diversified	1.2
Retail — Appliances	1.1
Machinery — General Industrial	1.1
Theaters	1.1
Oil — Field Services	1.1
Web Hosting/Design	1.1
Therapeutics	1.1
Computers — Periphery Equipment	1.0
Rental Auto/Equipment	1.0
Semiconductor Components — Integrated Circuits	1.0
Hotels/Motels	1.0
Batteries/Battery Systems	1.0
Communications Software	1.0
Footwear & Related Apparel	1.0
Drug Delivery Systems	0.9
Investment Companies	0.9
Diversified Manufacturing Operations	0.9
Educational Software	0.9
Power Converter/Supply Equipment	0.9
Retail — Restaurants	0.9
Private Corrections	0.8
Metal Processors & Fabrication	0.8
Semiconductor Equipment	0.8
Auction Houses/Art Dealers	0.8
Time Deposits	0.8
Human Resources	0.8
Insurance — Property/Casualty	0.8
Computer Aided Design	0.8
Retail — Discount	0.8
Medical Labs & Testing Services	0.8
Finance — Investment Banker/Broker	0.8
Decision Support Software	0.7
Lasers — System/Components	0.7
Building — Heavy Construction	0.6
Retail — Perfume & Cosmetics	0.6
Internet Telephone	0.5

Commercial Services — Finance	0.5
Telecom Services	0.5
Advanced Materials	0.5
Retail — Building Products	0.5
Retail — Automobile	0.5
Resorts/Theme Parks	0.4
Internet Content — Information/News	0.4
Savings & Loans/Thrifts	0.4
Seismic Data Collection	0.3

100.2%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 99.4%
Advanced Materials — 0.5%
STR Holdings, Inc.†	10,600	$219,102

Aerospace/Defense-Equipment — 1.6%
HEICO Corp.	18,100	750,969

Apparel Manufacturers — 2.3%
G-III Apparel Group, Ltd.†	14,600	352,152
Oxford Industries, Inc.	15,100	297,772
Under Armour, Inc., Class A†	13,000	466,310

		1,116,234

Applications Software — 3.3%
NetSuite, Inc.†	37,450	711,550
Nuance Communications, Inc.†	41,890	614,945
RealPage, Inc.†	14,800	248,196

		1,574,691

Auction House/Art Dealers — 0.8%
Sotheby’s	14,800	393,828

Banks-Commercial — 1.6%
City National Corp.	7,000	339,080
Columbia Banking System, Inc.	23,500	418,535

		757,615

Batteries/Battery Systems — 1.0%
EnerSys†	21,000	463,470

Building & Construction Products - Misc. — 2.3%
Simpson Manufacturing Co., Inc.	19,670	433,527
Trex Co., Inc.†	33,300	667,665

		1,101,192

Building Products - Air & Heating — 1.3%
Lennox International, Inc.	14,150	599,818

Building - Heavy Construction — 0.6%
Orion Marine Group, Inc.†	27,000	302,940

Chemicals - Diversified — 1.2%
Innospec, Inc.†	44,290	549,639

Commercial Services - Finance — 0.5%
Morningstar, Inc.†	6,190	250,386

Communications Software — 1.0%
SolarWinds, Inc.†	31,920	460,286

Computer Aided Design — 0.8%
ANSYS, Inc.†	9,510	368,798

Computer Data Security — 1.6%
Fortinet, Inc.†	36,800	750,352

Computers - Integrated Systems — 1.8%
NCI, Inc.†	9,830	188,244
Riverbed Technology, Inc.†	18,000	690,480

		878,724

Computers - Periphery Equipment — 1.0%
Compellent Technologies, Inc.†	32,200	491,694

Decision Support Software — 0.7%
MSCI, Inc., Class A†	11,750	351,325

Diversified Manufacturing Operations — 0.9%
Carlisle Cos., Inc.	15,840	444,312

Drug Delivery Systems — 0.9%
Nektar Therapeutics†	35,100	449,631

Educational Software — 0.9%
Blackboard, Inc.†	12,840	424,876

Security Description	Shares	Value (Note 2)

Electronic Components-Semiconductors — 3.4%
Cavium Networks, Inc.†	23,000	$555,220
Mellanox Technologies, Ltd.†	32,900	546,140
Monolithic Power Systems, Inc.†	32,100	526,761

		1,628,121

Enterprise Software/Service — 5.2%
Concur Technologies, Inc.†	10,200	477,054
MedAssets, Inc.†	33,050	655,051
Omnicell, Inc.†	55,760	622,003
Taleo Corp., Class A†	28,440	728,917

		2,483,025

Finance - Investment Banker/Broker — 0.8%
Gleacher & Co., Inc.†	58,800	98,784
Greenhill & Co., Inc.	3,700	260,591

		359,375

Footwear & Related Apparel — 1.0%
CROCS, Inc.†	36,300	453,750

Hotel/Motels — 1.0%
Morgans Hotel Group Co.†	74,800	466,752

Human Resources — 0.8%
Heidrick & Struggles International, Inc.	21,700	376,929

Insurance - Property/Casualty — 0.8%
ProAssurance Corp.†	7,100	375,945

Internet Application Software — 1.9%
Art Technology Group, Inc.†	151,600	529,084
DealerTrack Holdings, Inc.†	25,740	379,536

		908,620

Internet Content - Information/News — 0.4%
Archipelago Learning, Inc.†	20,045	209,470

Internet Security — 1.4%
Sourcefire, Inc.†	25,620	649,979

Internet Telephone — 0.5%
BroadSoft, Inc.†	30,900	252,453

Investment Companies — 0.9%
PennantPark Investment Corp.	45,004	444,640

Investment Management/Advisor Services — 2.1%
Affiliated Managers Group, Inc.†	6,830	438,554
Financial Engines, Inc.†	41,300	551,768

		990,322

Lasers - System/Components — 0.7%
Cymer, Inc.†	11,500	338,445

Machinery - Electrical — 1.4%
Baldor Electric Co.	18,460	647,577

Machinery - General Industrial — 1.1%
Wabtec Corp.	12,800	544,384

Machinery - Pumps — 1.2%
Graco, Inc.	21,000	586,110

Medical Imaging Systems — 1.4%
MELA Sciences, Inc.†	35,000	240,800
Vital Images, Inc.†	32,470	409,771

		650,571

Medical Instruments — 2.9%
Bruker Corp.†	48,050	571,314
Micrus Endovascular Corp.†	16,900	395,629
Thoratec Corp.†	13,420	432,124

		1,399,067

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical Labs & Testing Services — 0.8%
ICON PLC ADR†	16,430	$361,460

Medical - Biomedical/Gene — 4.1%
Acorda Therapeutics, Inc.†	5,900	177,708
Alexion Pharmaceuticals, Inc.†	4,790	270,491
ARIAD Pharmaceuticals, Inc.†	72,100	252,350
AVEO Pharmaceuticals, Inc.†	24,900	217,128
Enzo Biochem, Inc.†	76,510	270,846
Halozyme Therapeutics, Inc.†	57,330	438,001
Incyte Corp., Ltd.†	25,000	313,000

		1,939,524

Medical - Drugs — 2.2%
Cumberland Pharmaceuticals, Inc.†	31,200	157,560
Idenix Pharmaceuticals, Inc.†	30,400	182,704
Pharmasset, Inc.†	7,600	184,604
Sucampo Pharmaceuticals, Inc. Class A†	38,620	129,377
ViroPharma, Inc.†	31,200	391,248

		1,045,493

Medical - HMO — 2.8%
Health Net, Inc.†	27,600	659,088
Healthspring, Inc.†	33,230	689,855

		1,348,943

Metal Processors & Fabrication — 0.8%
Commercial Metals Co.	30,580	398,457

Networking Products — 1.4%
LogMeIn, Inc.†	21,000	688,170

Oil Companies - Exploration & Production — 2.9%
Concho Resources, Inc.†	11,540	674,167
Forest Oil Corp.†	27,390	715,427

		1,389,594

Oil - Field Services — 1.1%
CARBO Ceramics, Inc.	4,800	363,504
Oceaneering International, Inc.†	3,560	178,036

		541,540

Patient Monitoring Equipment — 1.9%
Insulet Corp.†	40,690	537,922
Masimo Corp.	16,545	376,564

		914,486

Power Converter/Supply Equipment — 0.9%
Generac Holdings, Inc.†	34,900	422,988

Private Corrections — 0.8%
The Geo Group, Inc.†	18,220	402,662

Rental Auto/Equipment — 1.0%
Avis Budget Group, Inc.†	53,900	491,568

Resort/Theme Parks — 0.4%
Vail Resorts, Inc.†	6,400	211,392

Retail - Apparel/Shoe — 2.1%
J Crew Group, Inc.†	7,030	214,345
Talbots, Inc.†	38,800	387,224
The Children’s Place Retail Stores, Inc.†	8,700	379,842

		981,411

Retail - Appliances — 1.1%
Hhgregg, Inc.†	28,900	546,210

Security Description	Shares	Value (Note 2)

Retail - Automobile — 0.5%
Rush Enterprises, Inc., Class A†	16,718	$212,235

Retail - Building Products — 0.5%
Lumber Liquidators Holdings, Inc.†	10,800	216,324

Retail - Convenience Store — 1.5%
Susser Holdings Corp.†	61,400	712,854

Retail - Discount — 0.8%
HSN, Inc.†	13,900	365,431

Retail - Office Supplies — 1.2%
OfficeMax, Inc.†	56,900	554,206

Retail - Perfume & Cosmetics — 0.6%
Ulta Salon Cosmetics & Fragrance, Inc.†	12,090	273,839

Retail - Restaurants — 0.9%
DineEquity, Inc.†	13,000	414,960

Retirement/Aged Care — 1.4%
Emeritus Corp.†	44,530	684,871

Satellite Telecom — 1.2%
DigitalGlobe, Inc.†	19,180	588,251

Savings & Loans/Thrifts — 0.4%
WSFS Financial Corp.	5,240	188,483

Schools — 1.2%
American Public Education, Inc.†	13,470	334,730
Lincoln Educational Services Corp.†	21,310	232,705

		567,435

Seismic Data Collection — 0.3%
Global Geophysical Services, Inc.†	25,000	147,750

Semiconductor Components - Integrated Circuits — 1.0%
Hittite Microwave Corp.†	11,340	482,517

Semiconductor Equipment — 0.8%
Varian Semiconductor Equipment Associates, Inc.†	15,970	396,375

Telecom Services — 0.5%
Cbeyond, Inc.†	19,840	237,088

Theaters — 1.1%
National CineMedia, Inc.	34,190	543,279

Therapeutics — 1.1%
Onyx Pharmaceuticals, Inc.†	10,500	252,945
Theravance, Inc.†	23,010	278,191

		531,136

Transport - Truck — 2.3%
Landstar System, Inc.	8,360	300,793
Marten Transport, Ltd.	19,900	392,229
Old Dominion Freight Line, Inc.†	17,355	404,545

		1,097,567

Web Hosting/Design — 1.1%
Rackspace Hosting, Inc.†	27,500	541,475

Wireless Equipment — 1.2%
Viasat, Inc.†	15,740	550,113

Total Long-Term Investment Securities
(cost $47,063,552)		47,455,504

VALIC Company II Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.8%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10 (cost $388,000)	$388,000	$388,000

TOTAL INVESTMENTS
(cost $47,451,552)(1)	100.2%	47,843,504
Liabilities in excess of other assets	(0.2)	(86,807)

NET ASSETS	100.0%	$47,756,697

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Enterprise Software/Service	$2,483,025	$—	$—	$2,483,025
Other Industries*	44,972,479	—	—	44,972,479
Short-Term Investment Securities:
Time Deposit	—	388,000	—	388,000

Total	$47,455,504	$388,000	$—	$47,843,504

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Financial Statements

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Banks — Commercial	9.0%
Real Estate Investment Trusts	5.9
Electric — Integrated	3.0
Gold Mining	2.9
Gas — Distribution	2.6
Telecom Services	2.4
Food — Misc.	2.3
Oil Companies — Exploration & Production	2.3
Retail — Apparel/Shoe	2.2
Medical — Biomedical/Gene	2.0
Diversified Minerals	2.0
Semiconductor Equipment	1.9
Distribution/Wholesale	1.8
Transport — Truck	1.7
Time Deposits	1.5
Transport — Marine	1.5
Oil — Field Services	1.4
Retail — Restaurants	1.3
Insurance — Property/Casualty	1.3
Human Resources	1.3
Retail — Automobile	1.2
Insurance — Reinsurance	1.2
Repurchase Agreements	1.2
Finance — Investment Banker/Broker	1.2
Electronic Components — Misc.	1.2
Enterprise Software/Service	1.1
Consumer Products — Misc.	1.1
Machinery — General Industrial	1.1
Apparel Manufacturers	1.1
Savings & Loans/Thrifts	1.0
Diversified Manufacturing Operations	1.0
Telecommunication Equipment	0.9
Retail — Office Supplies	0.9
Insurance — Life/Health	0.9
Data Processing/Management	0.9
Insurance — Multi-line	0.9
Investment Companies	0.8
Computers — Memory Devices	0.8
Telephone — Integrated	0.7
Computers — Periphery Equipment	0.7
Paper & Related Products	0.7
Medical Labs & Testing Services	0.7
Airlines	0.7
Medical — Outpatient/Home Medical	0.7
Investment Management/Advisor Services	0.7
Oil & Gas Drilling	0.6
Consulting Services	0.6
Medical Products	0.6
Collectibles	0.6
Internet Application Software	0.6
Metal — Aluminum	0.5
Finance — Consumer Loans	0.5
Transport — Air Freight	0.5
Rental Auto/Equipment	0.5
Food — Baking	0.5
Computer Software	0.5
Computers — Integrated Systems	0.5
Real Estate Operations & Development	0.5
Home Furnishings	0.5
Metal Processors & Fabrication	0.5
Medical Sterilization Products	0.5
Retail — Major Department Stores	0.4
Auto/Truck Parts & Equipment — Original	0.4
Building — Mobile Home/Manufactured Housing	0.4
Medical — HMO	0.4
Lasers — System/Components	0.4
Building — Residential/Commercial	0.4
Medical — Hospitals	0.4
Wire & Cable Products	0.4

Chemicals — Specialty	0.4%
Engineering/R&D Services	0.4
Non-Ferrous Metals	0.4
Coal	0.4
Diversified Operations/Commercial Services	0.4
Hazardous Waste Disposal	0.4
Aerospace/Defense	0.3
Retail — Regional Department Stores	0.3
Publishing — Newspapers	0.3
Containers — Paper/Plastic	0.3
Electric Products — Misc.	0.3
Financial Guarantee Insurance	0.3
Auction Houses/Art Dealers	0.3
Commercial Services — Finance	0.3
Chemicals — Plastics	0.3
Networking Products	0.3
Rubber — Tires	0.3
U.S. Government Treasuries	0.3
Office Furnishings — Original	0.3
Electronic Components — Semiconductors	0.3
Disposable Medical Products	0.3
Medical — Drugs	0.2
Commercial Services	0.2
Chemicals — Diversified	0.2
Computer Aided Design	0.2
Building & Construction Products — Misc.	0.2
Transactional Software	0.2
Internet Infrastructure Software	0.2
Finance — Auto Loans	0.2
Television	0.2
Toys	0.2
Transport — Equipment & Leasing	0.2
Retail — Bookstores	0.2
Machinery — Material Handling	0.2
Machinery — Farming	0.2
Retail — Home Furnishings	0.2
Industrial Automated/Robotic	0.2
Publishing — Books	0.1
Textile — Apparel	0.1
Food — Wholesale/Distribution	0.1
Metal — Diversified	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Metal Products — Distribution	0.1
Gambling (Non-Hotel)	0.1
Circuit Boards	0.1
Applications Software	0.1
Oil Field Machinery & Equipment	0.1
Linen Supply & Related Items	0.1
Cosmetics & Toiletries	0.1
Power Converter/Supply Equipment	0.1
Advanced Materials	0.1
Computer Services	0.1
Footwear & Related Apparel	0.1
Telecom Equipment — Fiber Optics	0.1
Water	0.1
Publishing — Periodicals	0.1
Semiconductor Components — Integrated Circuits	0.1
Office Supplies & Forms	0.1
Funeral Services & Related Items	0.1
Retail — Hair Salons	0.1
Multilevel Direct Selling	0.1
Miscellaneous Manufacturing	0.1
Transport — Services	0.1
E-Commerce/Services	0.1
Rubber/Plastic Products	0.1
Independent Power Producers	0.1
Physical Therapy/Rehabilitation Centers	0.1
Diagnostic Equipment	0.1
Auto Repair Centers	0.1

VALIC Company II Small Cap Value Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited) — (continued)

Industry Allocation* (continued)

Finance — Credit Card	0.1%
Containers — Metal/Glass	0.1
Hotels/Motels	0.1
Internet Telephone	0.1
Steel — Producers	0.1
E-Services/Consulting	0.1
Building Products — Light Fixtures	0.1
Food — Retail	0.1
Entertainment Software	0.1

99.6%

*	Calculated as a percentage of net assets

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 96.6%
Advanced Materials — 0.1%
Ceradyne, Inc.†	16,900	$369,096

Advertising Services — 0.0%
Marchex, Inc., Class B	17,000	68,170

Aerospace/Defense — 0.3%
Cubic Corp.	31,118	1,188,396

Agricultural Operations — 0.0%
The Andersons, Inc.	1,400	50,162

Airlines — 0.7%
Alaska Air Group, Inc.†	7,800	344,994
Hawaiian Holdings, Inc.†	14,640	71,736
Pinnacle Airlines Corp.†	13,900	66,025
Republic Airways Holdings, Inc.†	100,418	705,939
Skywest, Inc.	58,080	739,939
UAL Corp.†	19,800	419,562

		2,348,195

Apparel Manufacturers — 1.1%
Carter’s, Inc.†	64,785	1,447,297
Jones Apparel Group, Inc.	37,520	577,058
Oxford Industries, Inc.	8,700	171,564
Volcom, Inc.†	94,000	1,465,460

		3,661,379

Applications Software — 0.1%
EPIQ Systems, Inc.	32,518	404,849

Auction House/Art Dealers — 0.3%
KAR Auction Services, Inc.†	86,500	1,047,515

Audio/Video Products — 0.0%
Audiovox Corp., Class A†	6,760	42,791

Auto Repair Centers — 0.1%
Midas, Inc.†	31,703	220,019

Auto - Cars/Light Trucks — 0.0%
Tesla Motors, Inc.†	6,000	117,840

Auto/Truck Parts & Equipment - Original — 0.4%
ArvinMeritor, Inc.†	50,978	666,283
Autoliv, Inc.	4,880	264,203
Superior Industries International, Inc.	41,300	602,154

		1,532,640

Auto/Truck Parts & Equipment - Replacement — 0.1%
ATC Technology Corp.†	14,860	358,572
Douglas Dynamics, Inc.†	9,800	111,328

		469,900

Banks - Commercial — 9.0%
1st Source Corp.	16,328	264,840
1st United Bancorp, Inc.†	22,140	130,847
Alliance Financial Corp.	900	25,587
Associated Banc - Corp.	158,000	1,905,480
Bancfirst Corp.	13,540	503,688
Bancorp, Inc.†	11,720	75,242
Bank of Hawaii Corp.	27,680	1,236,189
Cathay General Bancorp	283,060	2,714,546
Centerstate Banks, Inc.	10,000	86,200
Central Pacific Financial Corp.†	7,163	11,246
Century Bancorp, Inc. Class A	1,318	27,678
Chemical Financial Corp.	12,200	235,704
Citizens Republic Bancorp†	52,600	41,028
City Holding Co.	29,300	836,515
Community Bank System, Inc.	23,080	521,147

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Community Trust Bancorp, Inc.	19,380	$510,469
Cullen/Frost Bankers, Inc.	7,720	395,650
CVB Financial Corp.	212,500	1,451,375
East West Bancorp, Inc.	171,900	2,513,178
F.N.B. Corp.	78,940	613,364
Financial Institutions, Inc.	10,200	146,472
First BanCorp. Puerto Rico†	143,920	52,401
First Busey Corp.	32,980	141,154
First Citizens BancShares, Inc., Class A	1,340	225,080
First Commonwealth Financial Corp.	191,900	949,905
First Community Bancshares, Inc.	7,400	95,534
First Financial Bancorp	41,798	666,678
First Financial Bankshares, Inc.	4,320	192,974
First Interstate BancSystem, Inc.	11,200	127,904
First Merchants Corp.	7,580	58,593
First South Bancorp, Inc.	3,680	36,910
FirstMerit Corp.	67,575	1,169,048
Fulton Financial Corp.	439	3,635
Heartland Financial USA, Inc.	9,240	129,822
Hudson Valley Holding Corp.	324	5,268
Lakeland Bancorp, Inc.	14,636	115,917
Lakeland Financial Corp.	4,780	88,621
MainSource Financial Group, Inc.	17,793	108,004
MB Financial, Inc.	20,120	301,398
Metro Bancorp, Inc.†	9,900	91,575
Nara BanCorp., Inc.†	22,720	135,638
Old Second Bancorp, Inc.	1,580	1,312
S&T Bancorp, Inc.	3,680	62,450
SCBT Financial Corp.	3,020	86,825
Sierra Bancorp	2,920	33,638
Simmons First National Corp., Class A	16,320	414,202
Southwest Bancorp, Inc.	17,680	210,569
State Bancorp, Inc.	9,800	83,104
Sterling Bancorp	285,700	2,485,590
Sterling Bancshares, Inc.	253,000	1,254,880
Suffolk Bancorp	2,820	66,411
Susquehanna Bancshares, Inc.	66,200	523,642
SVB Financial Group†	10,420	387,311
TCF Financial Corp.	68,640	980,179
The South Financial Group, Inc†.	260,600	73,672
Tompkins Financial Corp.	6,648	244,248
Trustco Bank Corp. NY	27,200	144,704
Trustmark Corp.	24,400	465,308
UMB Financial Corp.	31,760	1,012,509
Umpqua Holdings Corp.	17,300	179,920
United Community Banks, Inc.†	27,240	67,555
Washington Trust Bancorp, Inc.	11,180	202,246
West Bancorp, Inc.†	3,080	18,172
West Coast Bancorp.†	42,600	100,536
Westamerica Bancorporation	9,424	477,608
Western Alliance Bancorp†	157,241	962,315
Whitney Holding Corp.	34,080	253,214
Zions Bancorporation	86,000	1,584,980

		31,319,604

Broadcast Services/Program — 0.0%
Crown Media Holdings, Inc., Class A†	17,500	37,450

Building & Construction Products - Misc. — 0.2%
Gibraltar Industries, Inc.†	48,080	365,408
Interline Brands, Inc.†	4,900	79,184
NCI Building Systems, Inc.†	1,868	16,438
Quanex Building Products Corp.	13,520	213,616
Trex Co., Inc.†	6,478	129,884

		804,530

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Building & Construction - Misc. — 0.0%
Dycom Industries, Inc.†	11,400	$91,656

Building Products - Light Fixtures — 0.1%
LSI Industries, Inc.	33,400	172,010

Building - Mobile Home/Manufactured Housing — 0.4%
Thor Industries, Inc.	64,500	1,505,430

Building - Residential/Commercial — 0.4%
MDC Holdings, Inc.	54,000	1,437,480

Chemicals - Diversified — 0.2%
Innophos Holdings, Inc.	28,100	819,677

Chemicals - Plastics — 0.3%
A. Schulman, Inc.	6,765	122,920
PolyOne Corp.†	22,020	214,695
Spartech Corp.†	75,740	676,358

		1,013,973

Chemicals - Specialty — 0.4%
H.B. Fuller Co.	26,818	509,274
Minerals Technologies, Inc.	13,880	743,968

		1,253,242

Circuit Boards — 0.1%
Park Electrochemical Corp.	18,840	450,276

Coal — 0.4%
International Coal Group, Inc.†	270,094	1,234,330

Collectibles — 0.6%
RC2 Corp.†	107,500	1,979,075

Commerce — 0.0%
SPS Commerce, Inc.†	3,100	31,589

Commercial Services — 0.2%
PHH Corp.†	44,480	823,325

Commercial Services - Finance — 0.3%
Advance America Cash Advance Centers, Inc.	38,040	127,434
Cardtronics, Inc.†	3,600	49,860
Dollar Financial Corp.†	36,038	696,975
Global Cash Access Holdings, Inc.†	5,620	20,344
Green Dot Corp., Class A†	3,100	140,306

		1,034,919

Computer Aided Design — 0.2%
Aspen Technology, Inc.†	84,658	811,024

Computer Services — 0.1%
CIBER, Inc.†	39,760	108,942
Unisys Corp.†	10,946	244,753

		353,695

Computer Software — 0.5%
Avid Technology, Inc.†	146,000	1,617,680
DynaVox, Inc., Class A†	10,400	94,224

		1,711,904

Computers - Integrated Systems — 0.5%
Agilysys, Inc†.	36,160	156,934
Brocade Communications Systems, Inc.†	306,000	1,536,120

		1,693,054

Computers - Memory Devices — 0.8%
Imation Corp.†	12,500	107,000
Quantum Corp.†	560	806
STEC, Inc.†	135,600	1,513,296
Xyratex, Ltd.†	86,300	1,039,052

		2,660,154

Security Description	Shares	Value (Note 2)

Computers - Periphery Equipment — 0.7%
Electronics for Imaging, Inc.†	240,720	$2,562,464

Consulting Services — 0.6%
FTI Consulting, Inc.†	64,500	2,114,310

Consumer Products - Misc. — 1.1%
American Greetings Corp., Class A	32,320	623,776
Blyth, Inc.	19,792	754,471
Central Garden and Pet Co., Class A†	132,960	1,241,847
Helen of Troy, Ltd.†	29,120	648,066
Jarden Corp.	7,060	190,196
Prestige Brands Holdings, Inc.†	61,740	456,876

		3,915,232

Containers - Metal/Glass — 0.1%
Silgan Holdings, Inc.	6,976	208,513

Containers - Paper/Plastic — 0.3%
Graham Packaging Co., Inc.†	7,900	88,322
Rock - Tenn Co., Class A	21,580	1,039,724

		1,128,046

Cosmetics & Toiletries — 0.1%
Inter Parfums, Inc.	23,240	381,601

Data Processing/Management — 0.9%
Acxiom Corp.†	11,200	138,824
CSG Systems International, Inc.†	53,242	974,328
Fair Isaac Corp.	18,220	407,946
Schawk, Inc.	97,500	1,482,000

		3,003,098

Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	31,980	131,438
GenMark Diagnostics, Inc.†	18,500	76,405
Hansen Medical, Inc.†	17,800	24,386

		232,229

Disposable Medical Products — 0.3%
ICU Medical, Inc.†	24,800	883,624

Distribution/Wholesale — 1.8%
Beacon Roofing Supply, Inc.†	142,200	1,980,846
BlueLinx Holdings, Inc.†	14,460	49,164
Houston Wire & Cable Co.	1,578	14,265
School Specialty, Inc.†	82,000	1,068,460
Tech Data Corp.†	14,318	518,312
United Stationers, Inc.†	36,200	1,625,018
WESCO International, Inc.†	32,758	1,057,428

		6,313,493

Diversified Financial Services — 0.0%
Doral Financial Corp.†	28,500	38,475

Diversified Manufacturing Operations — 1.0%
Barnes Group, Inc.	33,749	513,322
Federal Signal Corp.	103,267	544,217
Koppers Holdings, Inc.	11,440	228,800
Leggett & Platt, Inc.	50,498	968,047
Standex International Corp.	16,200	381,186
Tredegar Corp.	42,160	692,267

		3,327,839

Diversified Minerals — 2.0%
Fronteer Gold, Inc.†	946,836	7,025,523

Diversified Operations/Commercial Services — 0.4%
Chemed Corp.	24,500	1,222,550

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
E - Commerce/Services — 0.1%
Ancestry.com, Inc.†	6,340	$122,045
United Online, Inc.	23,958	118,113

		240,158

E - Services/Consulting — 0.1%
Perficient, Inc.†	20,158	174,971

Electric Products - Misc. — 0.3%
AMETEK, Inc.	26,000	1,117,740

Electric - Integrated — 3.0%
Avista Corp.	62,180	1,297,697
Black Hills Corp.	12,040	366,377
El Paso Electric Co.†	123,500	2,834,325
NorthWestern Corp.	51,018	1,434,626
Pike Electric Corp.†	188,000	1,522,800
Portland General Electric Co.	26,300	525,474
Unisource Energy Corp.	18,240	593,347
Westar Energy, Inc.	74,500	1,785,765

		10,360,411

Electronic Components - Misc. — 1.2%
Bel Fuse, Inc., Class B	3,400	63,002
CTS Corp.	20,340	163,534
Jabil Circuit, Inc.	146,000	1,496,500
Methode Electronics, Inc.	40,080	357,914
OSI Systems, Inc.†	4,480	132,518
Vishay Intertechnology, Inc.†	232,200	1,785,618

		3,999,086

Electronic Components - Semiconductors — 0.3%
Alpha & Omega Semiconductor, Ltd.†	4,400	48,840
DSP Group, Inc.†	19,980	134,466
IXYS Corp.†	12,000	113,520
Lattice Semiconductor Corp.†	55,580	230,657
Microsemi Corp.†	12,300	172,200
MIPS Technologies, Inc.†	18,180	119,806
Semtech Corp.†	5,120	84,966

		904,455

Energy - Alternate Sources — 0.0%
Headwaters, Inc.†	9,920	30,454

Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	55,098	1,252,929

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	6,500	117,975

Enterprise Software/Service — 1.1%
CDC Software Corp. ADR†	145,187	789,818
Lawson Software, Inc.†	351,500	2,671,400
MicroStrategy, Inc., Class A†	5,140	400,560
QLIK Technologies, Inc.†	4,100	76,383
RealD, Inc.†	3,700	61,827

		3,999,988

Entertainment Software — 0.1%
THQ, Inc.†	45,800	162,590

Finance - Auto Loans — 0.2%
AmeriCredit Corp.†	20,460	495,132
Credit Acceptance Corp.†	3,830	216,970

		712,102

Finance - Consumer Loans — 0.5%
Ocwen Financial Corp.†	26,240	238,522
World Acceptance Corp.†	38,458	1,567,163

		1,805,685

Security Description	Shares	Value (Note 2)

Finance - Credit Card — 0.1%
CompuCredit Holdings Corp.	49,067	$214,423

Finance - Investment Banker/Broker — 1.2%
Gleacher & Co., Inc.†	115,376	193,832
Investment Technology Group, Inc.†	15,400	204,666
Oppenheimer Holdings, Inc., Class A	10,000	233,000
Piper Jaffray Cos., Inc.†	15,560	429,767
Raymond James Financial, Inc.	64,000	1,477,120
Stifel Financial Corp.†	35,200	1,523,456

		4,061,841

Finance - Leasing Companies — 0.0%
Marlin Business Services Corp.†	3,840	37,440

Financial Guarantee Insurance — 0.3%
Ambac Financial Group, Inc.†	29,780	16,260
The MGIC Investment Corp.†	89,800	648,356
PMI Group, Inc.†	84,120	259,090
Radian Group, Inc.	26,000	164,580

		1,088,286

Food - Baking — 0.5%
Flowers Foods, Inc.	67,000	1,731,280

Food - Misc. — 2.3%
B&G Foods, Inc.	215,430	2,300,792
Cal - Maine Foods, Inc.	48,300	1,433,544
Dole Food Co., Inc.†	39,820	344,045
J & J Snack Foods Corp.	27,000	1,019,250
M&F Worldwide Corp.†	4,080	94,656
RalCorp Holdings, Inc.†	44,000	2,624,600
Seaboard Corp.	200	322,000

		8,138,887

Food - Retail — 0.1%
Great Atlantic & Pacific Tea Co., Inc.†	54,200	164,768

Food - Wholesale/Distribution — 0.1%
Nash Finch Co.	12,320	483,806

Footwear & Related Apparel — 0.1%
The Timberland Co., Class A†	12,040	193,483
Wolverine World Wide, Inc.	5,418	136,913

		330,396

Funeral Services & Related Items — 0.1%
Stewart Enterprises, Inc., Class A	59,620	283,791

Gambling (Non-Hotel) — 0.1%
Isle of Capri Casinos, Inc.†	64,280	455,102

Gas - Distribution — 2.6%
The Laclede Group, Inc.	34,800	1,158,840
New Jersey Resources Corp.	9,160	340,844
Nicor, Inc.	36,860	1,558,809
Piedmont Natural Gas, Inc.	8,260	225,333
South Jersey Industries, Inc.	99,800	4,689,602
Southwest Gas Corp.	27,140	853,553
UGI Corp.	1,980	54,648

		8,881,629

Gold Mining — 2.9%
Seabridge Gold, Inc.†	204,394	6,139,996
US Gold Corp.†	740,934	3,830,629

		9,970,625

Hazardous Waste Disposal — 0.4%
Sharps Compliance Corp.†	267,187	1,213,029

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Health Care Cost Containment — 0.0%
MedQuist, Inc.†	4,100	$30,135

Home Furnishings — 0.5%
Ethan Allen Interiors, Inc.	75,500	1,018,495
Furniture Brands International, Inc.†	72,120	335,358
La - Z-Boy, Inc.†	39,700	265,990

		1,619,843

Hotel/Motels — 0.1%
Wyndham Worldwide Corp.	8,600	199,434

Housewares — 0.0%
Lifetime Brands, Inc†	1,300	17,732

Human Resources — 1.3%
AMN Healthcare Services, Inc.†	242,050	1,077,122
Cross Country Healthcare, Inc.†	72,348	536,099
Emergency Medical Services Corp., Class A†	3,440	165,292
Heidrick & Struggles International, Inc.	41,000	712,170
Resources Connection, Inc.	130,500	1,447,245
SFN Group, Inc.†	88,580	481,875

		4,419,803

Identification Systems — 0.0%
Checkpoint Systems, Inc.†	760	13,938

Independent Power Producers — 0.1%
Dynegy, Inc.†	47,900	236,147

Industrial Automated/Robotic — 0.2%
Cognex Corp.	27,940	544,830

Instruments - Controls — 0.0%
Watts Water Technologies, Inc., Class A	3,660	109,946

Insurance Brokers — 0.0%
Crawford & Co., Class B†	24,118	64,395

Insurance - Life/Health — 0.9%
American Equity Investment Life Holding Co.	119,998	1,138,781
CNO Financial Group, Inc.†	74,020	350,115
Delphi Financial Group, Inc., Class A	39,216	874,517
FBL Financial Group, Inc., Class A	4,106	94,438
Primerica, Inc.	6,400	134,592
StanCorp Financial Group, Inc.	11,558	411,811

		3,004,254

Insurance - Multi-line — 0.9%
Horace Mann Educators Corp.	181,980	2,984,472

Insurance - Property/Casualty — 1.3%
Arch Capital Group, Ltd.†	6,100	486,780
First Mercury Financial Corp.	16,498	150,297
Hallmark Financial Services, Inc.†	13,100	109,254
Harleysville Group, Inc.	29,260	932,809
Meadowbrook Insurance Group, Inc.	18,280	157,025
PMA Capital Corp., Class A†	14,560	100,610
ProAssurance Corp.†	10,440	552,798
Selective Insurance Group, Inc.	145,768	2,166,112

		4,655,685

Insurance - Reinsurance — 1.2%
Axis Capital Holdings, Ltd.	11,640	359,443
Platinum Underwriters Holdings, Ltd.	41,400	1,664,694
Validus Holdings, Ltd.	87,621	2,231,707

		4,255,844

Internet Application Software — 0.6%
DealerTrack Holdings, Inc.†	113,000	1,666,185
IntraLinks Holdings, Inc.†	15,100	196,300
S1 Corp.†	9,120	44,414

		1,906,899

Security Description	Shares	Value (Note 2)

Internet Financial Services — 0.0%
Online Resources Corp.†	14,000	$55,300

Internet Infrastructure Software — 0.2%
TIBCO Software, Inc.†	50,540	732,325

Internet Telephone — 0.1%
BroadSoft, Inc.†	23,800	194,446

Investment Companies — 0.8%
Fifth Street Finance Corp.	206,000	2,031,160
Gladstone Capital Corp.	15,540	162,082
Gladstone Investment Corp.	13,800	81,420
MCG Capital Corp.	62,340	329,155
NGP Capital Resources Co.	17,163	138,849

		2,742,666

Investment Management/Advisor Services — 0.7%
Affiliated Managers Group, Inc.†	30,120	1,934,005
Financial Engines, Inc.†	600	8,016
GAMCO Investors, Inc., Class A	6,200	218,860
Janus Capital Group, Inc.	12,160	110,413

		2,271,294

Lasers - System/Components — 0.4%
Coherent, Inc.†	35,340	1,312,881
Newport Corp.†	14,822	140,364

		1,453,245

Leisure Products — 0.0%
Brunswick Corp.	9,400	119,474

Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	19,660	394,969

Machinery - Farming — 0.2%
AGCO Corp.†	17,060	563,833

Machinery - General Industrial — 1.1%
Applied Industrial Technologies, Inc.	44,600	1,195,280
Flow International Corp.†	468,196	1,015,985
Wabtec Corp.	38,500	1,637,405

		3,848,670

Machinery - Material Handling — 0.2%
Cascade Corp.	3,440	107,397
NACCO Industries, Inc., Class A	6,180	479,197

		586,594

Machinery - Pumps — 0.0%
Tecumseh Products Co., Class A†	4,380	51,290

Medical Labs & Testing Services — 0.7%
Covance, Inc.†	65,500	2,484,415

Medical Laser Systems — 0.0%
LCA - Vision, Inc.†	28,700	113,939

Medical Products — 0.6%
Greatbatch, Inc.†	36,000	790,200
Invacare Corp.	20,400	467,160
Teleflex, Inc.	7,580	364,295
TomoTherapy, Inc.†	147,740	455,039

		2,076,694

Medical Sterilization Products — 0.5%
STERIS Corp.	54,000	1,553,580

Medical - Biomedical/Gene — 2.0%
Bio - Rad Laboratories, Inc., Class A†	21,200	1,749,636
Charles River Laboratories International, Inc.†	50,500	1,426,625
Incyte Corp., Ltd.†	244,500	3,061,140

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Medical - Biomedical/Gene (continued)
Lexicon Pharmaceuticals, Inc.†	20,600	$29,561
Seattle Genetics, Inc.†	7,320	83,814
Tengion, Inc.†	19,400	58,782
The Medicines Co.†	56,800	653,200

		7,062,758

Medical - Drugs — 0.2%
Bionovo, Inc.†	20,844	35,643
Idenix Pharmaceuticals, Inc.†	22,900	137,629
PharMerica Corp.†	8,940	69,375
ViroPharma, Inc.†	47,000	589,380

		832,027

Medical - HMO — 0.4%
Magellan Health Services, Inc.†	30,442	1,333,664
WellCare Health Plans, Inc.†	5,000	124,050

		1,457,714

Medical - Hospitals — 0.4%
Health Management Associates, Inc., Class A†	224,000	1,400,000

Medical - Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	70,000	1,618,400
Res - Care, Inc.†	56,000	694,400

		2,312,800

Metal Processors & Fabrication — 0.5%
CIRCOR International, Inc.	3,400	94,690
Mueller Industries, Inc.	12,460	293,807
Worthington Industries, Inc.	83,840	1,192,205

		1,580,702

Metal Products - Distribution — 0.1%
A.M. Castle & Co.†	33,600	468,384

Metal - Aluminum — 0.5%
Century Aluminum Co.†	184,569	1,845,690

Metal - Diversified — 0.1%
Hecla Mining Co.†	83,700	478,764

Miscellaneous Manufacturing — 0.1%
American Railcar Industries, Inc.† .	21,100	243,705

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	9,540	243,938

Multimedia — 0.0%
Journal Communications, Inc., Class A†	32,380	128,225

Networking Products — 0.3%
Anixter International, Inc.†	6,100	279,868
Black Box Corp.	19,380	546,516
Meru Networks, Inc.†	11,100	142,080

		968,464

Non - Ferrous Metals — 0.4%
Uranerz Energy Corp.†	986,059	1,242,434

Office Furnishings - Original — 0.3%
HNI Corp.	21,220	495,912
Knoll, Inc.	9,860	132,321
Steelcase, Inc., Class A	45,438	282,170

		910,403

Office Supplies & Forms — 0.1%
ACCO Brands Corp.†	34,820	202,304
The Standard Register Co.	29,376	84,309

		286,613

Security Description	Shares	Value (Note 2)

Oil & Gas Drilling — 0.6%
Hercules Offshore, Inc.†	236,680	$506,495
Patterson - UTI Energy, Inc.	105,200	1,552,752
Pioneer Drilling Co.†	28,640	155,802

		2,215,049

Oil Companies - Exploration & Production — 2.3%
Atlas Energy, Inc.†	54,700	1,487,840
Brigham Exploration Co.†	171,400	2,625,848
Delta Petroleum Corp.†	5,280	3,643
Kodiak Oil & Gas Corp.†	414,500	1,019,670
Mariner Energy, Inc.†	12,997	297,501
Petroquest Energy, Inc.†	131,200	784,576
Stone Energy Corp.†	29,820	337,264
Swift Energy Co.†	15,198	409,586
Vaalco Energy, Inc.†	69,560	395,797
W&T Offshore, Inc.	49,800	450,192

		7,811,917

Oil Field Machinery & Equipment — 0.1%
Complete Production Services, Inc.†	22,400	395,136

Oil Refining & Marketing — 0.0%
Alon USA Energy, Inc.	14,200	76,964

Oil - Field Services — 1.4%
Cal Dive International, Inc.†	279,460	1,277,132
Helix Energy Solutions Group, Inc.†	17,040	155,064
Key Energy Services, Inc.†	127,400	1,020,474
Oceaneering International, Inc.†	27,000	1,350,270
TETRA Technologies, Inc.†	129,000	1,082,310
Union Drilling, Inc.†	17,800	83,126

		4,968,376

Paper & Related Products — 0.7%
Boise, Inc.†	6,180	42,518
Buckeye Technologies, Inc.	12,278	145,863
Domtar Corp.	6,420	385,328
Glatfelter	124,000	1,268,520
Neenah Paper, Inc.	47,440	698,317

		2,540,546

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.†	14,600	234,038

Power Converter/Supply Equipment — 0.1%
Power - One, Inc.†	36,900	375,642

Printing - Commercial — 0.0%
American Reprographics Co.†	15,500	102,300

Publishing - Books — 0.1%
Scholastic Corp.	21,600	506,088

Publishing - Newspapers — 0.3%
The Dolan Media Co.†	125,370	1,149,643

Publishing - Periodicals — 0.1%
Dex One Corp.†	34,300	292,236

Radio — 0.0%
Cumulus Media, Inc., Class A†	26,700	56,337
Entercom Communications Corp., Class A†	13,340	73,370

		129,707

Real Estate Investment Trusts — 5.9%
American Capital Agency Corp.	21,500	585,660
Anworth Mortgage Asset Corp.	112,240	764,354
Apartment Investment & Management Co., Class A	35,279	721,103
Ashford Hospitality Trust, Inc.†	42,380	340,311
BioMed Realty Trust, Inc.	16,500	281,985

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Brandywine Realty Trust	6,656	$73,149
Capstead Mortage Corp.	6,900	80,178
CBL & Associates Properties, Inc.	31,340	382,348
Colonial Properties Trust	7,293	115,667
Cypress Sharpridge Investments, Inc.	7,700	103,719
DCT Industrial Trust, Inc.	313,940	1,453,542
Developers Diversified Realty Corp.	36,960	382,906
DiamondRock Hospitality Co.†	57,334	502,246
Dupont Fabros Technology, Inc.	7,740	191,255
EastGroup Properties, Inc.	4,560	160,740
Education Realty Trust, Inc.	106,418	727,899
FelCor Lodging Trust, Inc.†	61,100	243,178
First Industrial Realty Trust, Inc.†	22,518	95,702
Getty Realty Corp.	17,800	441,974
Hersha Hospitality Trust	415,058	1,967,375
Home Properties, Inc.	15,900	802,950
Hospitality Properties Trust	28,140	550,137
LaSalle Hotel Properties	14,378	302,944
Lexington Realty Trust	128,076	854,267
LTC Properties, Inc.	24,320	600,218
MFA Financial, Inc.	135,658	999,800
Mission West Properties, Inc.	44,360	294,550
MPG Office Trust, Inc.†	58,700	132,662
Pebblebrook Hotel Trust†	15,200	269,648
Pennsylvania Real Estate Investment Trust	45,880	479,905
PS Business Parks, Inc.	23,900	1,344,853
RAIT Investment Trust†	125,100	168,885
Ramco - Gershenson Properties Trust	36,260	378,554
Redwood Trust, Inc.	30,400	419,824
Resource Capital Corp.	24,600	145,632
Saul Centers, Inc.	7,700	318,318
Strategic Hotels & Resorts, Inc.†	17,638	62,968
Sunstone Hotel Investors, Inc.†	77,968	668,186
Taubman Centers, Inc.	18,100	750,969
U - Store - It Trust	133,860	1,070,880
Universal Health Realty Income Trust	11,120	353,727

		20,585,168

Real Estate Management/Services — 0.0%
United Capital Corp.†	700	14,980

Real Estate Operations & Development — 0.5%
Forestar Real Estate Group, Inc.†	20,240	301,171
Government Properties Income Trust	52,300	1,342,541

		1,643,712

Rental Auto/Equipment — 0.5%
Electro Rent Corp.	12,000	141,960
Rent - A - Center, Inc.	31,040	623,283
United Rentals, Inc.†	86,589	974,127

		1,739,370

Research & Development — 0.0%
Kendle International, Inc.†	12,160	95,213

Retail - Apparel/Shoe — 2.2%
AnnTaylor Stores Corp.†	16,340	250,492
Cache, Inc.†	12,300	52,767
The Cato Corp., Class A	10,280	235,926
Charming Shoppes, Inc.†	61,358	206,777
Chico’s FAS, Inc.	256,429	2,115,539
Gymboree Corp.†	44,500	1,674,535
Liz Claiborne, Inc.†	62,560	262,752
Pacific Sunwear of California, Inc.†	66,740	251,610
The Finish Line, Inc., Class A	207,096	2,733,667

		7,784,065

Security Description	Shares	Value (Note 2)

Retail - Automobile — 1.2%
Copart, Inc.†	76,500	$2,528,325
Group 1 Automotive, Inc.†	70,000	1,766,800

		4,295,125

Retail - Bookstores — 0.2%
Borders Group, Inc.†	561,490	606,409

Retail - Convenience Store — 0.0%
The Pantry, Inc.†	8,100	152,442

Retail - Discount — 0.0%
Fred’s, Inc., Class A	2,520	27,770

Retail - Hair Salons — 0.1%
Regis Corp.	15,220	255,239

Retail - Home Furnishings — 0.2%
Haverty Furniture Cos., Inc.	58,258	559,859

Retail - Jewelry — 0.0%
Signet Jewelers, Ltd.†	5,000	132,200

Retail - Leisure Products — 0.0%
MarineMax, Inc.†	12,360	81,082

Retail - Major Department Stores — 0.4%
Saks, Inc.†	195,700	1,544,073

Retail - Office Supplies — 0.9%
OfficeMax, Inc.†	317,000	3,087,580

Retail - Regional Department Stores — 0.3%
Bon - Ton Stores, Inc.†	35,600	226,060
Dillard’s, Inc., Class A	43,540	952,220

		1,178,280

Retail - Restaurants — 1.3%
Biglari Holdings, Inc.†	200	58,080
Burger King Holdings, Inc.	123,000	2,023,350
O’Charley’s, Inc.†	83,240	458,652
Papa John’s International, Inc.†	67,500	1,607,175
PF Chang’s China Bistro, Inc.	1,920	82,195
Ruby Tuesday, Inc.†	29,120	268,195
Ruth’s Hospitality Group, Inc.†	49,272	161,120

		4,658,767

Rubber - Tires — 0.3%
Cooper Tire & Rubber Co.	58,100	940,639

Rubber/Plastic Products — 0.1%
Myers Industries, Inc.	37,258	237,334

Savings & Loans/Thrifts — 1.0%
Astoria Financial Corp.	42,138	508,184
ESB Financial Corp.	3,400	41,786
First Financial Holdings, Inc.	3,900	35,256
Northwest Bancshares, Inc.	249,300	2,679,975
OceanFirst Financial Corp.	9,320	105,596
Waterstone Financial, Inc.†	4,200	16,128
WSFS Financial Corp.	3,958	142,369

		3,529,294

Seismic Data Collection — 0.0%
Global Geophysical Services, Inc.†	16,500	97,515

Semiconductor Components - Integrated Circuits — 0.1%
Emulex Corp.†	11,000	104,940
Integrated Device Technology, Inc.†	26,160	133,939
MaxLinear, Inc., Class A†	4,300	49,020

		287,899

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Semiconductor Equipment — 1.9%
ATMI, Inc.†	83,500	$1,066,713
Brooks Automation, Inc.†	24,880	168,686
Entegris, Inc.†	793,980	3,056,823
Novellus Systems, Inc.†	21,060	490,698
Photronics, Inc.†	10,600	45,580
Rudolph Technologies, Inc.†	6,980	55,177
Varian Semiconductor Equipment Associates, Inc.†	73,000	1,811,860

		6,695,537

Steel Pipe & Tube — 0.0%
Mueller Water Products, Inc., Class A	53,040	125,705

Steel - Producers — 0.1%
Metals USA Holdings Corp.†	15,400	180,488

Telecom Equipment - Fiber Optics — 0.1%
Oplink Communications, Inc.†	20,720	325,718

Telecom Services — 2.4%
Consolidated Communications Holdings, Inc.	28,113	487,479
Global Crossing Ltd†	13,500	166,050
USA Mobility, Inc.	26,900	386,284
Vonage Holdings Corp.†	3,363,336	7,264,806

		8,304,619

Telecommunication Equipment — 0.9%
Arris Group, Inc.†	35,000	285,950
CommScope, Inc.†	18,598	348,713
Plantronics, Inc.	96,000	2,621,760

		3,256,423

Telephone - Integrated — 0.7%
Frontier Communications Corp.	50,122	387,443
General Communication, Inc., Class A†	243,130	2,190,601

		2,578,044

Television — 0.2%
Belo Corp., Class A†	35,518	185,759
Sinclair Broadcast Group, Inc., Class A†	86,140	515,117

		700,876

Textile - Apparel — 0.1%
Perry Ellis International, Inc.†	23,749	436,032
Unifi, Inc.†	14,500	60,465

		496,497

Theaters — 0.0%
Carmike Cinemas, Inc.†	2,400	14,520

Therapeutics — 0.0%
Nabi Biopharmaceuticals†	9,960	48,306

Toys — 0.2%
Jakks Pacific, Inc.†	45,098	671,960

Transactional Software — 0.2%
VeriFone Systems, Inc.†	33,000	797,940

Transport - Air Freight — 0.5%
Atlas Air Worldwide Holdings, Inc.†	40,438	1,752,583

Transport - Equipment & Leasing — 0.2%
Aircastle, Ltd.	28,000	218,680
TAL International Group, Inc.	18,300	390,156

		608,836

Transport - Marine — 1.5%
Baltic Trading, Ltd.	109,900	1,228,682
Excel Maritime Carriers, Ltd. .†	37,800	189,756
Frontline, Ltd.	99,173	2,628,084

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Marine (continued)
General Maritime Corp.	28,510	$127,440
Horizon Lines, Inc. Class A	148,820	593,792
International Shipholding Corp.	10,478	246,547
Overseas Shipholding Group, Inc.	4,460	143,612

		5,157,913

Transport - Services — 0.1%
Pacer International, Inc.†	47,200	241,664

Transport - Truck — 1.7%
Arkansas Best Corp.	10,320	212,799
Celadon Group, Inc.†	8,920	104,453
Forward Air Corp.	69,500	1,655,490
Heartland Express, Inc.	7,100	103,376
Landstar System, Inc.	98,100	3,529,638
Saia, Inc.†	14,920	174,415
Werner Enterprises, Inc.	13,580	270,785

		6,050,956

Water — 0.1%
California Water Service Group	5,780	201,202
Consolidated Water Co., Inc.	11,400	104,994

		306,196

Wire & Cable Products — 0.4%
Fushi Copperweld, Inc.†	124,434	1,020,359
Insteel Industries, Inc.	29,620	234,294

		1,254,653

Wireless Equipment — 0.0%
InterDigital, Inc.†	2,880	71,194
Powerwave Technologies, Inc.†	27,700	47,090

		118,284

Total Common Stock
($353,357,534)		335,838,280

U.S. GOVERNMENT TREASURIES — 0.3%
United States Treasury Notes — 0.3%
1.25% due 11/30/10(1) (cost $938,593)	$930,000	932,398

Total Long - Term Investment Securities
(cost $354,296,127)		336,770,678

SHORT - TERM INVESTMENT SECURITIES — 2.7%
Time Deposits — 1.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 09/01/10 (cost $5,181,000)	5,181,000	5,181,000

REPURCHASE AGREEMENTS — 1.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $1,797,000 and collateralized by $1,815,000 of United States Treasury Bonds bearing interest at 4.38%, due 09/17/10 and having an approximate value of $1,854,567	1,797,000	1,797,000

State Street Bank & Trust Co. Joint Repurchase Agreement(2)	2,431,000	2,431,000

Total Repurchase Agreements
(cost $4,228,000)		$4,228,000

TOTAL INVESTMENTS
(cost $363,705,127)(3)	99.6%	346,179,678
Other assets less liabilities	0.4	1,237,095

NET ASSETS —	100.0%	$347,416,773

VALIC Company II Small Cap Value Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 5 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of August 31, 2010	Unrealized Appreciation (Depreciation)
49	Long	Russell 2000 Mini Index	September 2010	$3,101,468	$2,947,840	$(153,628)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Banks - Commercial	$31,319,604	$—	$—	$31,319,604
Real Estate Investments Trusts	20,585,168	—	—	20,585,168
Other Industries*	283,933,508	—	—	283,933,508
U.S. Government Treasuries	—	932,398	—	932,398
Short-Term Investment Securities:
Time Deposit	—	5,181,000	—	5,181,000
Repurchase Agreements	—	4,228,000	—	4,228,000
Other Financial Instruments:@
Futures Contracts - Depreciation	(153,628)	—	—	(153,628)

Total	$335,684,652	$10,341,398	$—	$346,026,050

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

VALIC Company II Socially Responsible Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Computers	6.5%
Diversified Banking Institutions	4.7
Oil Companies — Integrated	3.8
Cosmetics & Toiletries	3.6
Medical — Drugs	3.5
Food — Misc.	3.1
Oil Companies — Exploration & Production	2.7
Applications Software	2.7
Retail — Discount	2.6
Multimedia	2.6
Beverages — Non-alcoholic	2.5
Medical — Biomedical/Gene	2.5
Telephone — Integrated	2.2
Insurance — Multi-line	2.1
Commercial Services — Finance	2.0
Medical — HMO	1.9
Real Estate Investment Trusts	1.9
Networking Products	1.8
Banks — Super Regional	1.7
Retail — Restaurants	1.7
Industrial Gases	1.7
Web Portals/ISP	1.7
Oil — Field Services	1.7
Wireless Equipment	1.6
Pipelines	1.6
Repurchase Agreements	1.6
Electric — Integrated	1.5
Insurance — Property/Casualty	1.5
Gas — Distribution	1.3
Insurance — Life/Health	1.2
Medical Instruments	1.1
Banks — Fiduciary	1.1
Retail — Drug Store	1.1
Cable/Satellite TV	1.0
Computers — Memory Devices	0.9
Finance — Credit Card	0.9
Investment Management/Advisor Services	0.9
Transport — Services	0.9
Diversified Manufacturing Operations	0.8
Electronic Components — Semiconductors	0.7
E-Commerce/Services	0.7
Banks — Commercial	0.7
Finance — Other Services	0.6
Oil Field Machinery & Equipment	0.6
Machinery — Farming	0.6
Medical Products	0.6
Machinery — Construction & Mining	0.6
Pharmacy Services	0.6
Semiconductor Components — Integrated Circuits	0.6
Transport — Rail	0.6
Retail — Building Products	0.5
Semiconductor Equipment	0.5
E-Commerce/Products	0.5
Consumer Products — Misc.	0.5
U.S. Government Treasuries	0.4
Electric — Generation	0.4
Office Automation & Equipment	0.4
Chemicals — Specialty	0.4
Finance — Investment Banker/Broker	0.4
Cellular Telecom	0.3
Medical — Wholesale Drug Distribution	0.3
Athletic Footwear	0.3
Insurance Brokers	0.3
Cruise Lines	0.3
Food — Wholesale/Distribution	0.3
Engines — Internal Combustion	0.3
Tools — Hand Held	0.3
Diversified Operations	0.3
Hotels/Motels	0.2

Coatings/Paint	0.2
Computer Services	0.2
Advertising Agencies	0.2
Vitamins & Nutrition Products	0.2
Auto — Heavy Duty Trucks	0.2
Metal — Iron	0.2
Retail — Office Supplies	0.2
Broadcast Services/Program	0.2
Distribution/Wholesale	0.2
Airlines	0.2
Data Processing/Management	0.2
Machinery — General Industrial	0.2
Containers — Metal/Glass	0.2
Retail — Major Department Stores	0.2
Oil & Gas Drilling	0.2
Energy — Alternate Sources	0.2
Internet Security	0.1
Food — Confectionery	0.1
Food — Retail	0.1
Quarrying	0.1
Toys	0.1
Forestry	0.1
Finance — Consumer Loans	0.1
Hazardous Waste Disposal	0.1
Printing — Commercial	0.1
Commercial Services	0.1
Machinery — Pumps	0.1
Electronic Forms	0.1
Motorcycle/Motor Scooter	0.1
Internet Infrastructure Software	0.1
Retail — Consumer Electronics	0.1
Apparel Manufacturers	0.1
Containers — Paper/Plastic	0.1
Enterprise Software/Service	0.1
Retail — Regional Department Stores	0.1
Schools	0.1
Computers — Periphery Equipment	0.1
Real Estate Management/Services	0.1
Computer Aided Design	0.1
Retail — Bedding	0.1
Medical — Generic Drugs	0.1
Electronic Components — Misc.	0.1
Filtration/Separation Products	0.1

99.9%

*	Calculated as a percentage of net assets

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Shares	Value (Note 2)

COMMON STOCK — 97.9%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	39,691	$1,389,582
The Interpublic Group of Cos., Inc.†	11,577	98,752

		1,488,334

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	3,506	324,305

Airlines — 0.2%
Southwest Airlines Co.	104,332	1,152,869

Apparel Manufacturers — 0.1%
Coach, Inc.	18,232	653,435

Applications Software — 2.7%
Citrix Systems, Inc.†	2,013	116,633
Microsoft Corp.	732,852	17,207,365
Salesforce.com, Inc.†	8,987	987,492

		18,311,490

Athletic Footwear — 0.3%
NIKE, Inc., Class B	31,617	2,213,190

Audio/Video Products — 0.0%
Harman International Industries, Inc.†	6,168	192,257

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	31,520	1,292,005

Banks - Commercial — 0.7%
BB&T Corp.	99,779	2,207,111
M&T Bank Corp.	9,265	793,455
Marshall & Ilsley Corp.	85,572	560,497
Regions Financial Corp.	154,755	995,075
Zions Bancorporation	14,250	262,627

		4,818,765

Banks - Fiduciary — 1.1%
Northern Trust Corp.	46,760	2,157,506
State Street Corp.	63,706	2,234,807
The Bank of New York Mellon Corp.	123,596	2,999,675

		7,391,988

Banks - Super Regional — 1.7%
Capital One Financial Corp.	52,934	2,004,081
Comerica, Inc.	16,350	562,604
Huntington Bancshares, Inc.	79,135	418,624
KeyCorp	124,135	914,875
PNC Financial Services Group, Inc.	53,888	2,746,132
SunTrust Banks, Inc.	49,185	1,106,171
US Bancorp	189,872	3,949,338

		11,701,825

Beverages - Non-alcoholic — 2.5%
Dr Pepper Snapple Group, Inc.	20,677	761,327
The Coca-Cola Co.	292,995	16,384,280

		17,145,607

Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	13,446	507,586
Scripps Networks Interactive Inc., Class A	17,643	708,896

		1,216,482

Cable/Satellite TV — 1.0%
DIRECTV, Class A†	107,690	4,083,605
Time Warner Cable, Inc.	52,344	2,701,474

		6,785,079

Security Description	Shares	Value (Note 2)

Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	53,246	$476,019
Sprint Nextel Corp.†	459,294	1,873,920

		2,349,939

Chemicals - Specialty — 0.4%
Eastman Chemical Co.	9,418	579,678
Ecolab, Inc.	24,456	1,159,214
International Flavors & Fragrances, Inc.	17,401	795,052

		2,533,944

Coatings/Paint — 0.2%
The Sherwin-Williams Co.	23,441	1,649,778

Commercial Services — 0.1%
Iron Mountain, Inc.	32,893	667,070
Quanta Services, Inc.†	5,506	98,778

		765,848

Commercial Services - Finance — 2.0%
Automatic Data Processing, Inc.	69,583	2,686,600
Equifax, Inc.	2,396	70,610
H&R Block, Inc.	95,775	1,230,709
Mastercard, Inc., Class A	9,272	1,839,194
Paychex, Inc.	106,848	2,659,447
The Western Union Co.	143,022	2,242,585
Visa, Inc., Class A	41,069	2,832,939

		13,562,084

Computer Aided Design — 0.1%
Autodesk, Inc.†	14,944	414,696

Computer Services — 0.2%
Cognizant Technology Solutions Corp., Class A†	26,796	1,543,584

Computers — 6.5%
Apple, Inc.†	66,694	16,231,319
Dell, Inc.†	203,339	2,393,300
Hewlett-Packard Co.	222,474	8,560,800
International Business Machines Corp.	132,784	16,362,972

		43,548,391

Computers - Memory Devices — 0.9%
EMC Corp.†	194,901	3,554,994
NetApp, Inc.†	37,359	1,510,798
SanDisk Corp.†	22,459	746,537
Western Digital Corp.†	19,024	459,430

		6,271,759

Computers - Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	13,107	458,614

Consumer Products - Misc. — 0.5%
Kimberly-Clark Corp.	48,112	3,098,413

Containers - Metal/Glass — 0.2%
Owens-Illinois, Inc.†	43,116	1,080,487

Containers - Paper/Plastic — 0.1%
Pactiv Corp.†	1,141	36,603
Sealed Air Corp.	29,215	599,200

		635,803

Cosmetics & Toiletries — 3.6%
Colgate-Palmolive Co.	61,489	4,540,348
The Estee Lauder Cos., Inc., Class A	11,331	635,329
The Procter & Gamble Co.	318,205	18,987,292

		24,162,969

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Cruise Lines — 0.3%
Carnival Corp.	69,540	$2,168,257

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	43,116	1,114,117

Distribution/Wholesale — 0.2%
Fastenal Co.	26,290	1,190,148

Diversified Banking Institutions — 4.7%
Bank of America Corp.	882,960	10,992,852
Citigroup, Inc.†	1,892,981	7,041,889
JPMorgan Chase & Co.	376,711	13,697,212

		31,731,953

Diversified Manufacturing Operations — 0.8%
Danaher Corp.	99,782	3,625,080
Parker Hannifin Corp.	32,111	1,899,687

		5,524,767

Diversified Operations — 0.3%
Leucadia National Corp.†	85,239	1,819,853

E-Commerce/Products — 0.5%
Amazon.com, Inc.†	25,332	3,162,194

E-Commerce/Services — 0.7%
eBay, Inc.†	122,932	2,856,940
Expedia, Inc.	40,561	927,224
priceline.com, Inc.†	3,756	1,094,799

		4,878,963

Electric Products - Misc. — 0.0%
Molex, Inc.	1,058	18,674

Electric - Generation — 0.4%
The AES Corp.†	274,718	2,813,112

Electric - Integrated — 1.5%
Northeast Utilities	134,031	3,882,878
Pepco Holdings, Inc.	199,721	3,584,992
TECO Energy, Inc.	148,715	2,510,309

		9,978,179

Electronic Components - Misc. — 0.1%
Jabil Circuit, Inc.	35,618	365,084

Electronic Components - Semiconductors — 0.7%
Advanced Micro Devices, Inc.†	97,417	547,483
Altera Corp.	23,261	573,849
Broadcom Corp., Class A	54,059	1,620,148
LSI Corp.†	16,338	65,679
Microchip Technology, Inc.	52,649	1,457,851
NVIDIA Corp.†	78,488	732,293
QLogic Corp.†	2,012	29,969

		5,027,272

Electronic Forms — 0.1%
Adobe Systems, Inc.†	24,839	689,531

Energy - Alternate Sources — 0.2%
First Solar, Inc.†	8,024	1,025,868

Engines - Internal Combustion — 0.3%
Cummins, Inc.	25,159	1,872,081

Enterprise Software/Service — 0.1%
CA, Inc.	30,994	558,202

Filtration/Separation Products — 0.1%
Pall Corp.	10,203	348,841

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans — 0.1%
SLM Corp.†	77,211	$853,182

Finance - Credit Card — 0.9%
American Express Co.	117,732	4,693,975
Discover Financial Services	97,570	1,415,741

		6,109,716

Finance - Investment Banker/Broker — 0.4%
The Charles Schwab Corp.	193,798	2,472,862

Finance - Other Services — 0.6%
CME Group, Inc.	10,475	2,598,638
NYSE Euronext	62,814	1,742,460

		4,341,098

Food - Confectionery — 0.1%
The Hershey Co.	20,585	956,585

Food - Dairy Products — 0.0%
Dean Foods Co.†	29,634	303,156

Food - Misc. — 3.1%
ConAgra Foods, Inc.	63,056	1,361,379
General Mills, Inc.	71,234	2,575,822
H.J. Heinz Co.	46,800	2,164,032
Kellogg Co.	34,277	1,702,881
Kraft Foods, Inc., Class A	395,592	11,847,980
Sara Lee Corp.	82,986	1,198,318

		20,850,412

Food - Retail — 0.1%
Safeway, Inc.	10,294	193,527
Whole Foods Market, Inc.†	21,490	747,637

		941,164

Food - Wholesale/Distribution — 0.3%
Sysco Corp.	69,533	1,911,462

Forestry — 0.1%
Plum Creek Timber Co., Inc.	25,030	862,784

Gas - Distribution — 1.3%
CenterPoint Energy, Inc.	257,598	3,809,874
Nicor, Inc.	19,597	828,757
NiSource, Inc.	218,999	3,797,443

		8,436,074

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	12,226	800,803

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	19,298	289,856

Hotels/Motels — 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	20,288	948,058
Wyndham Worldwide Corp.	32,146	745,466

		1,693,524

Industrial Gases — 1.7%
Air Products & Chemicals, Inc.	62,544	4,630,132
Airgas, Inc.	14,602	960,812
Praxair, Inc.	66,590	5,728,738

		11,319,682

Insurance Brokers — 0.3%
AON Corp.	7,801	282,708
Marsh & McLennan Cos., Inc.	80,490	1,909,223

		2,191,931

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Insurance - Life/Health — 1.2%
Aflac, Inc.	48,564	$2,294,649
Lincoln National Corp.	34,689	810,335
Principal Financial Group, Inc.	51,848	1,195,097
Prudential Financial, Inc.	59,905	3,029,396
Torchmark Corp.	2,704	133,442
Unum Group	34,981	701,369

		8,164,288

Insurance - Multi-line — 2.1%
Assurant, Inc.	18,896	690,838
Cincinnati Financial Corp.	55,096	1,469,961
Genworth Financial, Inc., Class A†	53,797	582,621
Hartford Financial Services Group, Inc.	51,705	1,042,373
Loews Corp.	83,118	2,920,767
MetLife, Inc.	88,366	3,322,562
The Allstate Corp.	104,508	2,884,421
XL Group PLC	49,563	887,673

		13,801,216

Insurance - Property/Casualty — 1.5%
Chubb Corp.	68,260	3,762,491
The Progressive Corp.	123,835	2,451,933
The Travelers Cos., Inc.	75,196	3,683,100

		9,897,524

Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	14,604	672,806

Internet Security — 0.1%
Symantec Corp.†	71,118	969,338

Investment Management/Advisor Services — 0.9%
Ameriprise Financial, Inc.	40,650	1,771,527
Franklin Resources, Inc.	18,792	1,813,616
Invesco, Ltd.	76,845	1,390,895
T. Rowe Price Group, Inc.	24,830	1,087,057

		6,063,095

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	62,193	4,052,496

Machinery - Farming — 0.6%
Deere & Co.	66,035	4,178,034

Machinery - General Industrial — 0.2%
Roper Industries, Inc.	18,751	1,089,058

Machinery - Pumps — 0.1%
Flowserve Corp.	8,006	715,576

Medical Instruments — 1.1%
Boston Scientific Corp.†	191,690	994,871
Intuitive Surgical, Inc.†	3,762	997,043
Medtronic, Inc.	159,190	5,011,301
St. Jude Medical, Inc.†	20,727	716,533

		7,719,748

Medical Products — 0.6%
CareFusion Corp.†	10,235	220,871
Hospira, Inc.†	15,076	774,303
Stryker Corp.	38,673	1,670,287
Varian Medical Systems, Inc.†	7,863	418,626
Zimmer Holdings, Inc.†	22,945	1,082,316

		4,166,403

Medical - Biomedical/Gene — 2.5%
Amgen, Inc.†	144,475	7,374,004
Biogen Idec, Inc.†	23,464	1,262,363
Celgene Corp.†	71,766	3,697,384

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Gilead Sciences, Inc.†	109,578	$3,491,155
Life Technologies Corp.†	15,805	675,980

		16,500,886

Medical - Drugs — 3.5%
Abbott Laboratories	245,791	12,127,328
Allergan, Inc.	36,297	2,229,362
Bristol-Myers Squibb Co.	329,115	8,583,319
Forest Laboratories, Inc.†	21,682	591,702

		23,531,711

Medical - Generic Drugs — 0.1%
Mylan, Inc.†	21,737	373,007

Medical - HMO — 1.9%
Aetna, Inc.	58,679	1,567,903
CIGNA Corp.	55,664	1,793,494
Humana, Inc.†	21,751	1,039,480
UnitedHealth Group, Inc.	156,738	4,971,730
WellPoint, Inc.†	69,709	3,463,143

		12,835,750

Medical - Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	24,438	666,669
Cardinal Health, Inc.	52,970	1,586,981

		2,253,650

Metal - Iron — 0.2%
Cliffs Natural Resources, Inc.	20,692	1,266,143

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	27,928	679,209

Multimedia — 2.6%
News Corp., Class A	259,572	3,262,820
The Walt Disney Co.	190,862	6,220,193
Time Warner, Inc.	170,056	5,098,279
Viacom, Inc., Class B	82,215	2,583,195

		17,164,487

Networking Products — 1.8%
Cisco Systems, Inc.†	500,275	10,030,514
Juniper Networks, Inc.†	73,317	1,994,222

		12,024,736

Non-Ferrous Metals — 0.0%
Titanium Metals Corp.†	16,362	296,479

Office Automation & Equipment — 0.4%
Pitney Bowes, Inc.	63,488	1,221,509
Xerox Corp.	180,255	1,521,352

		2,742,861

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.	8,489	493,890
Helmerich & Payne, Inc.	5,921	219,314
Nabors Industries, Ltd.†	20,704	324,639

		1,037,843

Oil Companies - Exploration & Production — 2.7%
Apache Corp.	43,625	3,919,706
Chesapeake Energy Corp.	79,972	1,653,821
Denbury Resources, Inc.†	30,087	443,482
Devon Energy Corp.	73,810	4,449,267
EOG Resources, Inc.	27,042	2,349,139
EQT Corp.	57,402	1,871,305
Noble Energy, Inc.	24,848	1,733,894
Pioneer Natural Resources Co.	13,377	773,458

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Oil Companies - Exploration & Production (continued)
Southwestern Energy Co.†	36,679	$1,200,137

		18,394,209

Oil Companies - Integrated — 3.8%
Hess Corp.	106,846	5,369,012
Marathon Oil Corp.	448,278	13,667,996
Murphy Oil Corp.	116,524	6,241,025

		25,278,033

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	21,917	806,107
FMC Technologies, Inc.†	12,851	794,834
National Oilwell Varco, Inc.	69,186	2,600,702

		4,201,643

Oil - Field Services — 1.7%
Halliburton Co.	91,023	2,567,759
Schlumberger, Ltd.	160,388	8,553,492

		11,121,251

Pharmacy Services — 0.6%
Express Scripts, Inc.†	51,200	2,181,120
Medco Health Solutions, Inc.†	38,702	1,682,763

		3,863,883

Pipelines — 1.6%
El Paso Corp.	243,101	2,768,920
Oneok, Inc.	40,100	1,720,691
Spectra Energy Corp.	196,207	3,990,850
The Williams Cos., Inc.	124,251	2,252,671

		10,733,132

Printing - Commercial — 0.1%
R.R. Donnelley & Sons Co.	52,765	799,126

Publishing - Newspapers — 0.0%
The New York Times Co., Class A†	20,462	146,917

Quarrying — 0.1%
Vulcan Materials Co.	24,829	912,714

Real Estate Investment Trusts — 1.9%
AvalonBay Communities, Inc.	8,092	851,440
Boston Properties, Inc.	14,329	1,166,381
Equity Residential	29,964	1,373,250
HCP, Inc.	29,941	1,054,522
Host Hotels & Resorts, Inc.	65,755	863,363
Kimco Realty Corp.	38,403	572,589
ProLogis	65,696	712,802
Public Storage	11,799	1,156,538
Simon Property Group, Inc.	31,760	2,872,692
Ventas, Inc.	13,439	678,804
Vornado Realty Trust	17,221	1,395,934

		12,698,315

Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	25,925	425,688

Retail - Apparel/Shoe — 0.0%
The Gap, Inc.	10,033	169,457

Retail - Automobile — 0.0%
CarMax, Inc.†	6,324	126,037

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,494	413,439

Retail - Building Products — 0.5%
Lowe’s Cos., Inc.	180,240	3,658,872

Security Description	Shares	Value (Note 2)

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,952	$657,683

Retail - Discount — 2.6%
Costco Wholesale Corp.	4,945	279,640
Target Corp.	60,288	3,084,334
Wal-Mart Stores, Inc.	277,400	13,908,836

		17,272,810

Retail - Drug Store — 1.1%
CVS Caremark Corp.	164,673	4,446,171
Walgreen Co.	99,443	2,673,028

		7,119,199

Retail - Major Department Stores — 0.2%
Nordstrom, Inc.	16,994	491,466
TJX Cos., Inc.	14,053	557,764

		1,049,230

Retail - Office Supplies — 0.2%
Staples, Inc.	71,216	1,265,508

Retail - Regional Department Stores — 0.1%
Macy’s, Inc.	26,711	519,262

Retail - Restaurants — 1.7%
McDonald’s Corp.	134,791	9,847,830
Starbucks Corp.	74,724	1,717,905

		11,565,735

Schools — 0.1%
Apollo Group, Inc., Class A†	11,554	490,814

Semiconductor Components - Integrated Circuits — 0.6%
Analog Devices, Inc.	84,799	2,364,196
Linear Technology Corp.	48,300	1,383,795

		3,747,991

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	306,989	3,189,616

Telecom Equipment - Fiber Optics — 0.0%
JDS Uniphase Corp.†	29,927	275,029

Telephone - Integrated — 2.2%
CenturyLink, Inc.	239,384	8,656,126
Frontier Communications Corp.	93,106	719,709
Qwest Communications International, Inc.	401,214	2,266,859
Windstream Corp.	255,791	2,950,549

		14,593,243

Tools - Hand Held — 0.3%
Snap-On, Inc.	7,537	310,750
Stanley Black & Decker, Inc.	28,706	1,539,790

		1,850,540

Toys — 0.1%
Hasbro, Inc.	6,209	250,595
Mattel, Inc.	29,751	624,474

		875,069

Transport - Rail — 0.6%
Norfolk Southern Corp.	69,597	3,735,967

Transport - Services — 0.9%
C.H. Robinson Worldwide, Inc.	51,612	3,354,264
Expeditors International of Washington, Inc.	62,557	2,476,631

		5,830,895

VALIC Company II Socially Responsible Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCK (continued)
Vitamins & Nutrition Products — 0.2%
Mead Johnson Nutrition Co.	26,554	$1,385,853

Web Portals/ISP — 1.7%
Google, Inc., Class A†	20,968	9,436,020
Yahoo!, Inc.†	132,716	1,735,925

		11,171,945

Wireless Equipment — 1.6%
American Tower Corp., Class A†	58,011	2,718,395
QUALCOMM, Inc.	217,876	8,346,830

		11,065,225

Total Long-Term Investment Securities (cost $654,429,654)		658,186,001

SHORT-TERM INVESTMENT SECURITIES — 0.4%
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.17% due 09/16/10(1) (cost $2,999,787)	$3,000,000	2,999,787

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENT — 1.6%
State Street Bank & Trust Co. Joint Repurchase Agreement(2) (cost $10,643,000)	$10,643,000	$10,643,000

TOTAL INVESTMENTS
(cost $668,072,441)(3)	99.9%	671,828,788
Other assets less liabilities	0.1	736,942

NET ASSETS	100.0%	$672,565,730

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 5 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value at August 31, 2010	Unrealized Appreciation (Depreciation)
270	Long	S&P 500 E-Mini Index	September 2010	$14,259,776	$14,152,050	$(107,726)

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Common Stock:
Computers	$43,548,391	$—	$—	$43,548,391
Other Industries*	614,637,610	—	—	614,637,610
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,999,787	—	2,999,787
Repurchase Agreement	—	10,643,000	—	10,643,000
Other Financial Instruments:@
Future Contracts - Depreciation	(107,726)	—	—	(107,726)

Total	$658,078,275	$13,642,787	$—	$671,721,062

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.
@	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

Common Stock
Balance as of 8/31/2009	$0
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	(0)
Transfers in and/or (out) of Level 3(#)	—

Balance as of 8/31/2010	$—

(#)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II Strategic Bond Fund

PORTFOLIO PROFILE — August 31, 2010 (Unaudited)

Industry Allocation*

Sovereign	20.4%
Repurchase Agreements	9.2
Federal Home Loan Mtg. Corp.	5.0
Federal National Mtg. Assoc.	4.9
Diversified Financial Services	4.8
United States Treasury Notes	3.0
Oil Companies — Exploration & Production	2.8
Diversified Banking Institutions	2.0
Medical — Hospitals	1.8
Banks — Commercial	1.7
Telephone — Integrated	1.4
United States Treasury Bonds	1.3
Independent Power Producers	1.3
Banks — Super Regional	1.2
Steel — Producers	1.2
Cable/Satellite TV	1.1
Electric — Generation	1.1
Pipelines	1.0
Paper & Related Products	1.0
Government National Mtg. Assoc.	1.0
Coal	1.0
Telecom Services	0.9
Electric — Integrated	0.9
Special Purpose Entities	0.8
Casino Hotels	0.8
Airlines	0.8
Finance — Auto Loans	0.7
Chemicals — Diversified	0.6
Building — Residential/Commercial	0.6
Chemicals — Plastics	0.5
Insurance — Life/Health	0.5
Retail — Regional Department Stores	0.5
Funeral Services & Related Items	0.5
Rental Auto/Equipment	0.5
Electronic Components — Semiconductors	0.5
Satellite Telecom	0.5
Distribution/Wholesale	0.5
Computer Services	0.5
Insurance — Mutual	0.5
Auto/Truck Parts & Equipment — Original	0.5
Oil Companies — Integrated	0.5
Containers — Metal/Glass	0.4
Computers — Memory Devices	0.4
Retail — Drug Store	0.4
Television	0.4
Gambling (Non-Hotel)	0.4
Finance — Other Services	0.4
Real Estate Investment Trusts	0.4
Gas — Transportation	0.4
Medical — Drugs	0.4
Enterprise Software/Service	0.4
Insurance — Multi-line	0.4
Retail — Restaurants	0.4
Finance — Investment Banker/Broker	0.4
Oil — Field Services	0.3
Non-Hazardous Waste Disposal	0.3
Building & Construction Products — Misc.	0.3
Commercial Services	0.3
Broadcast Services/Program	0.3
Electronic Components — Misc.	0.3
Energy — Alternate Sources	0.3
Physicians Practice Management	0.3
Diversified Manufacturing Operations	0.3
Multimedia	0.3
Containers — Paper/Plastic	0.3
Cellular Telecom	0.3
Transport — Air Freight	0.3
Retail — Toy Stores	0.3
Transport — Services	0.3
Medical — Biomedical/Gene	0.3
Cosmetics & Toiletries	0.2
Hazardous Waste Disposal	0.2
Firearms & Ammunition	0.2
Photo Equipment & Supplies	0.2
Food — Misc.	0.2

Beverages — Wine/Spirits	0.2
Web Hosting/Design	0.2
Auto — Heavy Duty Trucks	0.2
Publishing — Books	0.2
Retail — Propane Distribution	0.2
Music	0.2
Building — Heavy Construction	0.2
Machinery — Farming	0.2
Food — Retail	0.2
Real Estate Operations & Development	0.2
Advertising Services	0.2
Import/Export	0.2
Printing — Commercial	0.2
Decision Support Software	0.2
Aerospace/Defense	0.2
Food — Meat Products	0.2
Seismic Data Collection	0.2
Building Products — Cement	0.2
Capacitors	0.2
Medical Products	0.2
Private Corrections	0.2
Retail — Apparel/Shoe	0.2
Medical Instruments	0.1
Direct Marketing	0.1
Storage/Warehousing	0.1
Financial Guarantee Insurance	0.1
Wireless Equipment	0.1
Radio	0.1
Real Estate Management/Services	0.1
Home Furnishings	0.1
Wire & Cable Products	0.1
Transport — Rail	0.1
Publishing — Newspapers	0.1
Casino Services	0.1
Mining Services	0.1
Petrochemicals	0.1
Investment Companies	0.1
Gas — Distribution	0.1
Diversified Minerals	0.1
Transport — Equipment & Leasing	0.1
Consumer Products — Misc.	0.1
Circuit Boards	0.1
Banks — Fiduciary	0.1
Forestry	0.1
Medical — HMO	0.1
Warehousing & Harbor Transportation Services	0.1
Finance — Commercial	0.1
Engineering/R&D Services	0.1
Applications Software	0.1
Transport — Marine	0.1
Brewery	0.1

98.6%

Credit Quality†#

Government — Agency	11.9%
Government — Treasury	4.9
AAA	5.0
AA	2.0
A	5.3
BBB	17.0
BB	24.4
B	21.3
CCC	4.2
C	0.3
Below C	0.1
Not Rated@	3.6

100.0%

*	Calculated as a percentage of net assets.
@	Represent debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Standard and Poors
#	Calculated as percentage of total debt issues, excluding short-term securities.

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010

Security Description	Principal Amount(12)	Value (Note 2)

ASSET BACKED SECURITIES — 3.9%
Diversified Financial Services — 3.9%
Bank One Issuance Trust Series 2003-C3, Class C3 4.77% due 02/16/16	$233,000	$247,290
Bear Stearns Commercial Mtg. Securities, Inc. Series 2007-PW17, Class AM 5.92% due 06/11/50(1)(2)	1,700,000	1,520,822
Carrington Mtg. Loan Trust Series 2006-NC3, Class A2 0.36% due 08/25/36(3)	1,823,565	1,412,419
Commercial Mtg. Pass Through Certs. Series 2006-CN2A, Class A2FL 0.52% due 02/05/19*(1)(3)	550,000	490,067
Commercial Mtg. Pass Through Certs. Series 2006-C7, Class AM 5.99% due 06/10/46(1)(2)	500,000	487,401
Dominos Pizza Master Issuer LLC Series 2007-1, Class A2 5.26% due 04/25/37*	275,000	267,391
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A 3.25% due 04/25/38*(4)	2,815,448	2,886,944
GMAC Mortgage Corp Loan Trust Series 2010-1, Class A 4.25% due 07/25/40*(4)	408,859	416,678
GS Mortgage Securities Trust Series 2007-GG10, Class A4 6.00% due 08/10/45(1)(2)	1,000,000	1,033,538
GSAMP Trust Series 2007-FM2, Class A2A 0.32% due 01/25/37(3)	1,710,137	1,594,816
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2007-LD11, Class A4 6.01% due 06/15/49(1)(2)	1,000,000	1,023,988
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2007-8, Class AJ 6.18% due 08/12/49(1)(2)	2,500,000	1,806,218
Morgan Stanley Capital I Series 2007-IQ14, Class A4 5.69% due 04/15/49(1)(2)	2,500,000	2,537,823
Morgan Stanley Capital I Pass Through Certs. Series 2006-HQ9, Class B 5.83% due 07/12/44(1)(2)	500,000	379,981
Morgan Stanley Capital I, Series 2006-HQ9, Class AJ 5.79% due 07/12/44(1)(2)	1,000,000	873,681
Sonic Capital LLC Series 2006-1A, Class A2 5.10% due 12/20/31*	280,025	277,430
Soundview Home Equity Loan Trust Series 2007-OPT1, Class 2A1 0.34% due 06/25/37(3)	746,625	652,628

Total Asset Backed Securities
(cost $17,336,934)		17,909,115

CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09†(5)(6)(7)(15)(17) (cost $140,000)	140,000	121,800

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES — 42.6%
Advertising Services — 0.2%
Visant Holding Corp. Senior Notes 10.25% due 12/01/13(8)	$863,000	$880,260

Aerospace/Defense — 0.2%
Spirit Aerosystems, Inc. Company Guar. Notes 7.50% due 10/01/17	795,000	816,863

Agricultural Chemicals — 0.0%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/19*	30,000	31,906

Airlines — 0.8%
Continental Airlines, Inc. Pass Through Certs. Series 1991, Class A 6.55% due 02/02/19	166,177	170,497
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	29,437	29,584
Delta Air Lines, Inc. Pass Through Certs. 6.82% due 02/10/24	1,218,838	1,246,262
Delta Air Lines, Inc. Senior Sec. Notes 9.50% due 09/15/14*	925,000	992,063
Delta Air Lines, Inc. Senior Sec. Notes 12.25% due 03/15/15*	175,000	192,281
United AirLines, Inc. Pass Through Certs. Series 2009-2, Class A 9.75% due 01/15/17	904,139	994,553

		3,625,240

Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	250,000	262,188

Auto - Heavy Duty Trucks — 0.2%
Navistar International Corp. Company Guar. Notes 8.25% due 11/01/21	915,000	958,463

Auto/Truck Parts & Equipment - Original — 0.5%
Cooper - Standard Automotive, Inc. Senior Notes 8.50% due 05/01/18*	930,000	950,925
Lear Corp. Company Guar. Notes 8.13% due 03/15/20	1,120,000	1,162,000

		2,112,925

Auto/Truck Parts & Equipment - Replacement — 0.0%
Exide Corp. Escrow Notes 10.00% due 04/15/05†(5)(7)	150,000	0

Banks - Commercial — 0.5%
Branch Banking & Trust Co. Sub. Notes 0.64% due 05/23/17(3)	168,000	149,900
CIT Group, Inc. Senior Sec. Notes 7.00% due 05/01/17	1,028,138	966,770

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Credit Suisse New York Sub. Notes 6.00% due 02/15/18	$463,000	$504,808
KeyBank NA Sub. Notes 7.41% due 10/15/27	52,000	58,269
Regions Financial Corp. Senior Notes 5.75% due 06/15/15	167,000	169,628
US Bank NA Sub. Notes 3.78% due 04/29/20(3)	135,000	140,237
Wachovia Bank NA Sub. Notes 6.00% due 11/15/17	238,000	268,570

		2,258,182

Banks - Fiduciary — 0.1%
State Street Capital Trust IV Ltd. Guar. Notes 1.54% due 06/15/37(3)	454,000	335,632

Banks - Super Regional — 1.1%
BAC Capital Trust XIII Ltd. Guar. Notes 0.94% due 03/15/12(3)(9)	575,000	365,621
BAC Capital Trust XV Ltd. Guar. Notes 1.34% due 06/01/56(3)	160,000	98,877
Fifth Third Capital Trust IV Bank Guar. Notes 6.50% due 04/15/67(3)	625,000	539,062
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/17	279,000	314,736
SunTrust Banks, Inc. Senior Notes 6.00% due 09/11/17	135,000	148,020
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/26	28,000	27,190
USB Capital IX Ltd. Guar. Notes 6.19% due 04/15/11(3)(9)	90,000	70,200
Wachovia Capital Trust III Ltd. Guar. Notes 5.80% due 03/15/11(3)(9)	3,810,000	3,228,975
Wells Fargo & Co. Jr. Sub. Bonds 7.98% due 03/15/18(3)(9)	150,000	154,875
Wells Fargo Bank NA Sub. Notes 5.75% due 05/16/16	146,000	163,074

		5,110,630

Beverages - Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 7.25% due 05/15/17	935,000	979,412

Brewery — 0.1%
Anheuser - Busch InBev Worldwide, Inc. Company Guar. Notes 7.75% due 01/15/19*	185,000	236,942

Security Description	Principal Amount(12)	Value (Note 2)

Broadcast Services/Program — 0.3%
Clear Channel Communications, Inc. Company Guar. Notes 10.75% due 08/01/16	$525,000	$387,188
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	562,000	557,082
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. Senior Sec. Notes 8.88% due 04/15/17*	550,000	558,937

		1,503,207

Building & Construction Products - Misc. — 0.1%
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	400,000	407,000

Building Products - Cement — 0.1%
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/16	430,000	412,800

Building - Heavy Construction — 0.2%
New Enterprise Stone & Lime Co. Senior Notes 11.00% due 09/01/18*	925,000	920,375

Building - Residential/Commercial — 0.6%
KB Home Company Guar. Notes 9.10% due 09/15/17	400,000	404,000
Lennar Corp. Company Guar. Notes 6.95% due 06/01/18*	650,000	574,437
Standard Pacific Corp. Company Guar. Notes 7.00% due 08/15/15	800,000	736,000
Standard Pacific Corp. Sec. Notes 8.38% due 05/15/18	990,000	952,875

		2,667,312

Cable/Satellite TV — 1.1%
Comcast Corp. Company Guar. Notes 5.90% due 03/15/16	800,000	924,037
Comcast Corp. Company Guar. Notes 6.45% due 03/15/37	140,000	159,409
COX Communications, Inc. Notes 7.13% due 10/01/12	125,000	138,988
CSC Holdings LLC Senior Notes 8.63% due 02/15/19	750,000	836,250
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. Company Guar. Notes 3.13% due 02/15/16	135,000	134,556
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 06/15/15	135,000	139,725
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 7.63% due 05/15/16	135,000	148,837
DISH DBS Corp. Company Guar. Notes 7.75% due 05/31/15	1,305,000	1,363,725

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cable/Satellite TV (continued)
Echostar DBS Corp. Company Guar. Notes 7.13% due 02/01/16	$1,025,000	$1,048,062
Time Warner Cable, Inc. Company Guar. Notes 5.85% due 05/01/17	204,000	232,657

		5,126,246

Capacitors — 0.2%
Kemet Corp. Sec. Notes 10.50% due 05/01/18*	725,000	757,625

Casino Hotels — 0.8%
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12(7)(10)	362,426	331,620
Eldorado Resorts LLC Senior Notes 9.00% due 04/15/14(5)(7)	250,000	221,338
Harrah’s Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/17	935,000	1,000,450
MGM Mirage, Inc. Company Guar. Notes 6.75% due 04/01/13	350,000	305,375
MGM Resorts International Senior Sec. Notes 11.13% due 11/15/17	925,000	1,033,687
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	920,000	929,200

		3,821,670

Casino Services — 0.1%
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	420,000	487,200

Cellular Telecom — 0.2%
Nextel Communications, Inc. Senior Notes 7.38% due 08/01/15	750,000	742,500

Chemicals - Diversified — 0.4%
Momentive Performance Materials, Inc. Company Guar. Notes 9.75% due 12/01/14	875,000	854,218
Solutia, Inc. Company Guar. Notes 7.88% due 03/15/20	945,000	987,525
Union Carbide Corp. Senior Notes 7.75% due 10/01/96	99,000	88,729

		1,930,472

Chemicals - Plastics — 0.3%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/18	1,675,000	1,549,375

Chemicals - Specialty — 0.0%
Chemtura Corp. Company Guar. Notes 7.88% due 09/01/18*	175,000	178,719

Security Description	Principal Amount(12)	Value (Note 2)

Circuit Boards — 0.1%
Viasystems, Inc. Senior Sec. Notes 12.00% due 01/15/15*	$310,000	$337,125

Coal — 0.8%
Arch Coal, Inc. Company Guar. Notes 8.75% due 08/01/16	825,000	893,062
Consol Energy, Inc. Company Guar. Notes 8.00% due 04/01/17*	225,000	237,375
Consol Energy, Inc. Company Guar. Notes 8.25% due 04/01/20*	830,000	880,837
Drummond Co., Inc. Senior Notes 9.00% due 10/15/14*	190,000	198,788
Foresight Energy LLC/Foresight Energy Corp. Company Guar. Notes 9.63% due 08/15/17*	825,000	818,812
Patriot Coal Corp. Company Guar. Notes 8.25% due 04/30/18	475,000	471,438

		3,500,312

Commercial Services — 0.3%
Ceridian Corp. Company Guar. Notes 11.25% due 11/15/15	1,625,000	1,505,156

Computer Services — 0.5%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/15	156,000	168,619
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	670,000	704,337
International Business Machines Corp. Senior Notes 6.22% due 08/01/27	280,000	339,572
SunGard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	931,000	950,784

		2,163,312

Computers - Periphery Equipment — 0.0%
Lexmark International, Inc. Senior Notes 6.65% due 06/01/18	56,000	63,421

Consumer Products - Misc. — 0.1%
SC Johnson & Son, Inc. Senior Notes 4.80% due 09/01/40*	350,000	342,300

Containers - Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/19	866,000	928,785
Crown Cork & Seal Co., Inc. Debentures 7.38% due 12/15/26	1,205,000	1,138,725

		2,067,510

Containers - Paper/Plastic — 0.3%
Berry Plastics Corp. Senior Sec. Notes 8.25% due 11/15/15	325,000	325,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Containers - Paper/Plastic (continued)
Berry Plastics Corp. Senior Sec. Notes 8.88% due 09/15/14	$25,000	$23,750
Berry Plastics Corp. Senior Sec. Notes 9.50% due 05/15/18*	675,000	621,000
Graphic Packaging International, Inc. Company Guar. Notes 9.50% due 06/15/17	400,000	426,000

		1,395,750

Cosmetics & Toiletries — 0.2%
Revlon Consumer Products Corp. Notes 9.75% due 11/15/15	1,100,000	1,142,625

Decision Support Software — 0.2%
Vangent, Inc. Company Guar. Notes 9.63% due 02/15/15	895,000	821,163

Direct Marketing — 0.1%
Affinity Group, Inc. Company Guar. Notes 9.00% due 02/15/12	901,000	673,498

Distribution/Wholesale — 0.5%
American Tire Distributors, Inc. Senior Sec. Notes 9.75% due 06/01/17*	1,025,000	1,071,125
Ingram Micro, Inc. Senior Notes 5.25% due 09/01/17	135,000	137,989
McJunkin Red Man Corp. Senior Sec. Notes 9.50% due 12/15/16*	1,100,000	970,750

		2,179,864

Diversified Banking Institutions — 1.5%
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	6,000	6,142
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	54,109
Bank of America Corp. Jr. Sub. Bonds 8.00% due 01/30/18(3)(9)	2,420,000	2,468,642
Bank of America Corp. Jr. Sub. Notes 8.13% due 05/15/18(3)(9)	1,005,000	1,025,200
Citigroup, Inc. Sub. Notes 5.00% due 09/15/14	145,000	148,988
Citigroup, Inc. Notes 5.38% due 08/09/20	290,000	292,675
Citigroup, Inc. Sub. Notes 5.50% due 02/15/17	485,000	498,321
Citigroup, Inc. Senior Notes 6.00% due 12/13/13	135,000	145,644
Citigroup, Inc. Global Sub. Notes 6.00% due 10/31/33	140,000	133,054

Security Description	Principal Amount(12)	Value (Note 2)

Diversified Banking Institutions (continued)
GMAC, Inc. Company Guar. Notes 8.30% due 02/12/15*	$965,000	$1,003,600
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(3)	162,000	161,079
JP Morgan Chase & Co. Jr. Sub Notes 7.90% due 04/30/18(3)(9)	150,000	157,758
Morgan Stanley Senior Notes 5.55% due 04/27/17	351,000	367,764
Morgan Stanley Senior Notes 5.63% due 09/23/19	195,000	198,444
The Goldman Sachs Group, Inc. Senior Notes 5.13% due 01/15/15	144,000	154,744
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	162,000	169,786
The Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/37	143,000	146,044

		7,131,994

Diversified Financial Services — 0.9%
Citigroup Capital XXI Company Guar. Bonds 8.30% due 12/21/57(3)	2,895,000	3,003,562
General Electric Capital Corp. Senior Notes 2.80% due 01/08/13	270,000	277,585
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	162,000	166,576
General Electric Capital Corp. Senior Notes 6.15% due 08/07/37	740,000	786,580

		4,234,303

Diversified Manufacturing Operations — 0.3%
General Electric Co. Senior Notes 5.25% due 12/06/17	85,000	95,353
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	740,000	704,850
SPX Corp. Company Guar. Notes 6.88% due 09/01/17*	445,000	458,350

		1,258,553

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/20*	188,000	191,995

Electric - Generation — 1.1%
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/39*	518,000	528,961
Edison Mission Energy Senior Notes 7.00% due 05/15/17	1,450,000	989,625

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Generation (continued)
Edison Mission Energy Senior Notes 7.63% due 05/15/27	$370,000	$234,025
Homer City Funding LLC Senior Notes 8.14% due 10/01/19	227,500	208,163
Midwest Generation LLC Pass Thru Certs., Series B 8.56% due 01/02/16	225,610	219,970
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/17	487,325	506,818
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	300,000	312,750
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	814,278	839,065
The AES Corp. Senior Notes 8.00% due 10/15/17	815,000	857,787
The AES Corp. Senior Notes 8.00% due 06/01/20	400,000	420,000

		5,117,164

Electric - Integrated — 0.8%
Ameren Energy Generating Co. Senior Notes 6.30% due 04/01/20	196,000	196,980
CenterPoint Energy Houston Electric LLC General Refunding Mtg. 7.00% due 03/01/14	208,000	246,484
Dominion Resources, Inc. Senior Notes 2.25% due 09/01/15	55,000	55,075
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/33	336,000	376,121
Georgia Power Co. Senior Notes 4.75% due 09/01/40	124,000	123,508
Great Plains Energy, Inc. Senior Notes 2.75% due 08/15/13	135,000	135,353
Idaho Power Co. 1st Mtg. Bonds 4.85% due 08/15/40	103,000	103,326
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	680,000	613,700
Mirant Mid-Atlantic LLC Pass Through Certs., Series B 9.13% due 06/30/17	237,050	245,939
Southern California Edison Co. 1st Mtg. Bonds 4.50% due 09/01/40	93,000	93,076
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(5)(7)	725,000	0
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes, Series A 10.25% due 11/01/15	1,480,000	943,500

Security Description	Principal Amount(12)	Value (Note 2)

Electric - Integrated (continued)
Texas Competitive Electric Holdings Co. LLC Company Guar. Notes 11.25% due 11/01/16(11)	$636,346	$369,081

		3,502,143

Electronic Components - Misc. — 0.3%
Jabil Circuit, Inc. Senior Notes 7.75% due 07/15/16	975,000	1,050,562
Jabil Circuit, Inc. Senior Notes 8.25% due 03/15/18	400,000	435,000

		1,485,562

Electronic Components - Semiconductors — 0.5%
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14(11)	500,000	463,750
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/18*	1,255,000	1,258,137
Freescale Semiconductor, Inc. Senior Sec. Notes 10.13% due 03/15/18*	450,000	462,375

		2,184,262

Energy - Alternate Sources — 0.3%
Headwaters, Inc. Senior Sec. Notes 11.38% due 11/01/14	1,375,000	1,450,625

Engineering/R&D Services — 0.1%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	350,000	266,438

Enterprise Software/Service — 0.4%
JDA Software Group, Inc. Senior Notes 8.00% due 12/15/14*	625,000	651,563
Mantech International Corp. Company Guar. Notes 7.25% due 04/15/18	850,000	867,000
Oracle Corp. Senior Notes 5.38% due 07/15/40*	155,000	168,018

		1,686,581

Finance - Auto Loans — 0.7%
Ford Motor Credit Co. LLC Senior Notes 8.00% due 12/15/16	2,270,000	2,465,072
Ford Motor Credit Co LLC Senior Notes 12.00% due 05/15/15	650,000	768,183

		3,233,255

Finance - Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	260,000	272,082

Finance - Investment Banker/Broker — 0.3%
JP Morgan Chase Capital XXIII Ltd. Guar. Bonds 1.38% due 05/15/77(3)	65,000	46,605

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings Capital Trust VII Ltd. Guar. Notes 0.00% due 05/31/12†(3)(9)(16)(17)	$101,000	$10
Lehman Brothers Holdings, Inc. Senior Notes 5.50% due 04/04/16†(16)(17)	97,000	20,370
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(16)(17)	111,000	35
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(16)(17)	143,000	44
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	606,000	641,916
Merrill Lynch & Co., Inc. Senior Notes 6.88% due 11/15/18	203,000	230,668
TD Ameritrade Holding Corp. Company Guar. Notes 4.15% due 12/01/14	298,000	314,287

		1,253,935

Finance - Other Services — 0.2%
Cantor Fitzgerald LP Notes 6.38% due 06/26/15*	140,000	143,399
SquareTwo Financial Corp. Senior Sec. Notes 11.63% due 04/01/17*	840,000	741,300

		884,699

Financial Guarantee Insurance — 0.1%
MBIA, Inc. Senior Notes 5.70% due 12/01/34	1,000,000	655,807

Firearms & Ammunition — 0.2%
Freedom Group, Inc. Senior Sec. Notes 10.25% due 08/01/15*	986,000	1,027,905

Food - Confectionery — 0.0%
WM Wrigley Jr Co. Company Guar. Notes 3.70% due 06/30/14*	140,000	145,084

Food - Meat Products — 0.2%
Smithfield Foods, Inc. Senior Sec. Notes 10.00% due 07/15/14*	725,000	809,281

Food - Misc. — 0.2%
Kraft Foods, Inc. Senior Notes 6.50% due 02/09/40	414,000	491,107
Kraft Foods, Inc. Senior Notes 6.75% due 02/19/14	208,000	241,263
Sara Lee Corp. Senior Notes 4.10% due 09/15/20	145,000	145,831

		878,201

Security Description	Principal Amount(12)	Value (Note 2)

Food - Retail — 0.2%
Ahold Finance USA LLC Company Guar. Notes 6.88% due 05/01/29	$241,000	$294,727
Ingles Markets, Inc. Senior Notes 8.88% due 05/15/17	400,000	418,500
SUPERVALU, Inc. Senior Notes 8.00% due 05/01/16	200,000	200,500

		913,727

Funeral Services & Related Items — 0.5%
Carriage Services, Inc. Senior Notes 7.88% due 01/15/15	1,225,000	1,200,500
Service Corp. International Senior Notes 8.00% due 11/15/21	1,175,000	1,239,625

		2,440,125

Gambling (Non-Hotel) — 0.4%
Downstream Development Authority Senior Sec. Notes 12.00% due 10/15/15*	1,555,000	1,485,025
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	589,000	265,050

		1,750,075

Gas - Distribution — 0.0%
MXEnergy Holdings, Inc. Senior Sec. Notes 13.25% due 08/01/14*(5)(7)	104,000	93,080

Gas - Transportation — 0.4%
Sabine Pass LNG LP Company Guar. Senior Notes 7.25% due 11/30/13	435,000	408,900
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	1,455,000	1,289,494

		1,698,394

Hazardous Waste Disposal — 0.2%
Clean Harbors, Inc. Senior Sec. Notes 7.63% due 08/15/16	1,060,000	1,086,500

Health Care Cost Containment — 0.0%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	139,000	144,734

Home Furnishings — 0.1%
Norcraft Cos LP/Norcraft Finance Corp. Senior Sec. Notes 10.50% due 12/15/15	550,000	567,875

Independent Power Producers — 1.3%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/20*	995,000	997,488
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(5)(7)	1,615,000	0

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Independent Power Producers (continued)
Dynegy - Roseton/Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	$2,050,000	$1,865,500
NGC Corp. Capital Trust I Company Guar. Bonds 8.32% due 06/01/27	700,000	283,500
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	1,115,000	1,123,362
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/20*	925,000	930,781
RRI Energy, Inc. Senior Notes 7.88% due 12/31/17	950,000	876,375

		6,077,006

Insurance - Life/Health — 0.5%
Jefferson - Pilot Corp. Senior Notes 4.75% due 01/30/14	145,000	153,167
Lincoln National Corp. Jr. Sub. Bonds 7.00% due 05/17/66(3)	1,675,000	1,524,250
Nationwide Financial Services, Inc. Senior Notes 5.90% due 07/01/12	187,000	198,202
Principal Life Income Funding Trusts Senior Sec. Notes 0.60% due 11/08/13(3)	213,000	209,930
Protective Life Corp. Senior Notes 8.45% due 10/15/39	396,000	438,518

		2,524,067

Insurance - Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 4.95% due 10/01/15	150,000	149,085
Hartford Financial Services Group, Inc. Senior Notes 5.50% due 10/15/16	160,000	168,389
MetLife, Inc. Senior Notes 6.75% due 06/01/16	250,000	296,813
Metropolitan Life Global Funding I Notes 2.88% due 09/17/12*	280,000	288,117
Nationwide Mutual Insurance Co. Notes 9.38% due 08/15/39*	280,000	340,125

		1,242,529

Insurance - Mutual — 0.5%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	135,000	141,592
Liberty Mutual Group, Inc. Senior Notes 6.50% due 03/15/35*	182,000	166,835
Liberty Mutual Group, Inc. Company Guar. Notes 7.80% due 03/07/87*	295,000	259,600

Security Description	Principal Amount(12)	Value (Note 2)

Insurance - Mutual (continued)
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(3)	$1,415,000	$1,574,187

		2,142,214

Investment Companies — 0.1%
Fox Acquisition Sub LLC Senior Notes 13.38% due 07/15/16*	375,000	382,969

Machinery - Farming — 0.2%
Case New Holland, Inc. Senior Notes 7.88% due 12/01/17*	745,000	784,113
CNH America LLC Notes 7.25% due 01/15/16	130,000	134,225

		918,338

Medical Instruments — 0.1%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/17	525,000	522,375
Medtronic, Inc. Senior Notes 3.00% due 03/15/15	145,000	153,190

		675,565

Medical Products — 0.2%
Johnson & Johnson Senior Notes 4.50% due 09/01/40	141,000	147,677
Universal Hospital Services, Inc. Senior Sec. Notes 8.50% due 06/01/15(11)	600,000	603,000

		750,677

Medical - Biomedical/Gene — 0.3%
Bio-Rad Laboratories, Inc. Senior Sub. Notes 8.00% due 09/15/16	1,090,000	1,169,025

Medical - Drugs — 0.4%
Schering - Plough Corp Senior Notes 6.00% due 09/15/17	191,000	232,234
Valeant Pharmaceuticals International Company Guar. Notes 8.38% due 06/15/16	1,290,000	1,464,150

		1,696,384

Medical - HMO — 0.1%
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	145,000	148,236
WellPoint, Inc. Senior Notes 5.80% due 08/15/40	137,000	146,361

		294,597

Medical - Hospitals — 1.8%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/17*	1,000,000	1,035,000
Community Health Systems, Inc. Company Guar. Notes 8.88% due 07/15/15	1,595,000	1,654,812

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Medical - Hospitals (continued)
HCA, Inc. Senior Notes 7.50% due 11/15/95	$1,850,000	$1,408,313
HCA, Inc. Senior Sec. Notes 8.50% due 04/15/19	3,160,000	3,464,150
Select Medical Corp. Company Guar. Notes 7.63% due 02/01/15	1,000,000	942,500

		8,504,775

Mining Services — 0.1%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 5.37% due 11/15/14(3)(11)	563,622	442,443

Multimedia — 0.3%
Haights Cross Operating Co. Bonds 16.00% due 03/15/14(3)(5)(7)	57,636	55,907
NBC Universal, Inc. Senior Notes 6.40% due 04/30/40*	384,000	429,966
News America, Inc. Company Guar. Bonds 6.65% due 11/15/37	145,000	167,965
Time Warner Cos., Inc. Company Guar. Notes 6.95% due 01/15/28	286,000	333,220
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	87,000	114,294
Time Warner, Inc. Bonds 6.63% due 05/15/29	140,000	158,859

		1,260,211

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 9.50% due 06/15/16	890,000	930,050

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Bonds 11.50% due 07/01/03†(5)(7)(15)(18)	75,000	0

Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 7.13% due 05/15/16	435,000	467,625
Casella Waste Systems, Inc. Senior Sec. Notes 11.00% due 07/15/14	525,000	573,563
Republic Services, Inc. Company Guar. Notes 5.25% due 11/15/21	216,000	239,984
Waste Management, Inc. Company Guar. Notes 6.13% due 11/30/39	235,000	267,850

		1,549,022

Oil & Gas Drilling — 0.0%
Rowan Cos, Inc. Senior Notes 5.00% due 09/01/17	135,000	135,776

Security Description	Principal Amount(12)	Value (Note 2)

Oil Companies - Exploration & Production — 2.2%
Anadarko Petroleum Corp. Notes 6.20% due 03/15/40	$46,000	$39,363
Apache Corp. Senior Notes 5.10% due 09/01/40	155,000	159,839
Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp. Company Guar. Notes 10.75% due 02/01/18	680,000	749,700
ATP Oil & Gas Corp. Senior Sec. Notes 11.88% due 05/01/15*	575,000	462,875
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	80,000	77,200
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	780,000	807,300
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	985,000	935,750
Chesapeake Energy Corp. Company Guar. Notes 6.63% due 08/15/20	300,000	301,125
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 08/15/18	500,000	510,000
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	275,000	287,375
Chesapeake Energy Corp. Senior Notes 9.50% due 02/15/15	325,000	365,625
Encore Acquisition Co. Senior Notes 9.50% due 05/01/16	490,000	534,100
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	670,000	678,375
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	200,000	208,000
Kerr - McGee Corp. Company Guar. Notes 6.95% due 07/01/24	251,000	254,083
Linn Energy LLC/Linn Energy Finance Corp. Senior Notes 8.63% due 04/15/20*	1,850,000	1,951,750
Plains Exploration & Production Co. Company Guar. Notes 7.75% due 06/15/15	250,000	253,750
Plains Exploration & Production Co. Company Guar. Notes 10.00% due 03/01/16	325,000	355,875
QEP Resources, Inc. Senior Notes 6.88% due 03/01/21	725,000	755,812
Range Resources Corp. Company Guar. 6.75% due 08/01/20	95,000	95,713
SandRidge Energy, Inc. Company Guar. Notes 8.75% due 01/15/20*	455,000	432,250

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Oil Companies - Exploration & Production (continued)
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	$111,000	$141,547

		10,357,407

Oil Companies - Integrated — 0.2%
Hess Corp. Senior Notes 5.60% due 02/15/41	261,000	270,739
Hess Corp. Senior Notes 7.88% due 10/01/29	330,000	426,966

		697,705

Oil Refining & Marketing — 0.0%
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/17*	225,000	204,750

Oil - Field Services — 0.3%
Baker Hughes, Inc. Senior Notes 5.13% due 09/15/40	148,000	154,635
Basic Energy Services, Inc. Senior Sec. Notes 11.63% due 08/01/14	685,000	746,650
Helix Energy Solutions Group, Inc. Company Guar. Notes 9.50% due 01/15/16*	700,000	689,500

		1,590,785

Paper & Related Products — 0.9%
Caraustar Industries, Inc. Senior Sec. Notes 10.00% due 08/15/14(5)(7)(11)	95,776	93,860
Cellu Tissue Holdings, Inc. Senior Sec. Notes 11.50% due 06/01/14	400,000	433,500
Georgia - Pacific LLC Senior Notes 7.75% due 11/15/29	1,840,000	1,876,800
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 9.13% due 08/01/14	125,000	120,313
Verso Paper Holdings LLC/Verso Paper, Inc. Senior Sec. Notes 11.50% due 07/01/14	300,000	316,500
Westvaco Corp. Bonds 7.95% due 02/15/31	156,000	176,981
Westvaco Corp. Company Guar. Notes 8.20% due 01/15/30	1,150,000	1,279,600

		4,297,554

Photo Equipment & Supplies — 0.2%
Eastman Kodak Co. Senior Sec. Notes 9.75% due 03/01/18*	1,040,000	993,200

Physicians Practice Management — 0.3%
US Oncology, Inc. Senior Sec. Notes 9.13% due 08/15/17	1,400,000	1,449,000

Security Description	Principal Amount(12)	Value (Note 2)

Pipelines — 1.0%
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.75% due 06/01/18	$600,000	$600,000
Crosstex Energy LP/Crosstex Energy Finance Corp. Company Guar. Notes 8.88% due 02/15/18	450,000	464,625
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	580,000	613,711
El Paso Corp. Senior Notes 12.00% due 12/12/13	100,000	120,250
Enterprise Products Operating LLC Company Guar. Notes 5.20% due 09/01/20	90,000	97,055
Enterprise Products Operating LLC Company Guar. Notes 6.45% due 09/01/40	212,000	236,704
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	140,000	162,822
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 8.50% due 07/15/16	300,000	313,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Senior Notes 8.75% due 04/15/18	565,000	604,550
Plains All American Pipeline LP Senior Notes 4.25% due 09/01/12	94,000	98,077
Plains All American Pipeline LP Company Guar. Notes 5.63% due 12/15/13	260,000	284,154
Regency Energy Partners LP/Regency Energy Finance Corp. Company Guar. Notes 9.38% due 06/01/16*	400,000	434,000
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	350,000	352,625
Williams Partners LP Senior Notes 7.50% due 06/15/11	363,000	380,370

		4,762,443

Printing - Commercial — 0.2%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	805,000	839,213

Private Corrections — 0.2%
Corrections Corp. of America Company Guar. Notes 7.75% due 06/01/17	700,000	743,750

Publishing - Books — 0.2%
TL Acquisitions, Inc. Senior Notes 10.50% due 01/15/15*	990,000	945,450

Publishing - Newspapers — 0.1%
Gannett Co., Inc. Company Guar. Notes 8.75% due 11/15/14*	275,000	296,313

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Publishing - Newspapers (continued)
Gannett Co., Inc. Company Guar. Notes 9.38% due 11/15/17*	$175,000	$191,625

		487,938

Radio — 0.1%
Salem Communications Corp. Senior Sec. Notes 9.63% due 12/15/16	612,000	637,245

Real Estate Investment Trusts — 0.4%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	134,000	135,740
Developers Diversified Realty Corp. Senior Notes 7.88% due 09/01/20	525,000	534,153
DuPont Fabros Technology LP Company Guar. Notes 8.50% due 12/15/17	925,000	978,187
Federal Realty Investors Trust Bonds 5.90% due 04/01/20	65,000	72,424

		1,720,504

Real Estate Management/Services — 0.1%
CB Richard Ellis Services, Inc. Company Guar. Notes 11.63% due 06/15/17	525,000	595,875

Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14†(11)(16)(17)	1,625,000	3,250

Rental Auto/Equipment — 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 9.63% due 03/15/18	650,000	679,250
RSC Equipment Rental, Inc. Notes 9.50% due 12/01/14	990,000	1,009,800
United Rentals North America, Inc. Company Guar. Notes 7.75% due 11/15/13	735,000	736,837

		2,425,887

Retail - Apparel/Shoe — 0.2%
Limited Brands, Inc. Senior Notes 6.95% due 03/01/33	470,000	424,175
Limited Brands, Inc. Company Guar. Notes 7.00% due 05/01/20	75,000	78,375
Limited Brands, Inc. Company Guar. Notes 8.50% due 06/15/19	210,000	237,300

		739,850

Retail - Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.25% due 06/01/27	355,000	408,846
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/32*	122,847	144,835

Security Description	Principal Amount(12)	Value (Note 2)

Retail - Drug Store (continued)
Rite Aid Corp. Senior Sec. Notes 10.25% due 10/15/19	$975,000	$1,001,813
Rite Aid Corp. Senior Sec. Notes 10.38% due 07/15/16	350,000	361,813

		1,917,307

Retail - Music Store — 0.0%
MTS, Inc. Senior Notes 10.00% due 03/15/09†(5)(6)(7)(15)(17)	15,273	153

Retail - Propane Distribution — 0.2%
Ferrellgas LP/Ferrellgas Finance Corp. Senior Notes 6.75% due 05/01/14	350,000	351,750
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14	50,000	50,250
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	515,000	540,106

		942,106

Retail - Regional Department Stores — 0.5%
JC Penney Corp., Inc. Senior Notes 6.38% due 10/15/36	109,000	105,185
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.38% due 03/15/37	225,000	218,250
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.65% due 07/15/24	440,000	438,900
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 04/01/29	1,365,000	1,358,175
Macy’s Retail Holdings, Inc. Company Guar. Notes 7.45% due 10/15/16	360,000	379,800

		2,500,310

Retail - Restaurants — 0.4%
Games Merger Corp. Senior Notes 11.00% due 06/01/18*	250,000	262,500
Landry’s Restaurants, Inc. Senior Sec. Notes 11.63% due 12/01/15	870,000	902,625
Wendy’s/Arby’s Restaurants LLC Company Guar. Notes 10.00% due 07/15/16	450,000	472,500

		1,637,625

Retail - Toy Stores — 0.3%
Toys R Us Property Co. LLC Senior Sec. Notes 8.50% due 12/01/17*	1,200,000	1,248,000

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/07†(5)(7)(15)(18)	25,000	0

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Savings & Loans/Thrifts — 0.0%
Amsouth Bank NA Sub. Notes 4.85% due 04/01/13	$140,000	$139,836

Seismic Data Collection — 0.2%
Geokinetics Holdings, Inc. Senior Sec. Notes 9.75% due 12/15/14*	745,000	622,075
Seitel, Inc. Senior Notes 9.75% due 02/15/14	185,000	164,419

		786,494

Special Purpose Entities — 0.6%
Capital One Capital V Ltd. Guar. Notes 10.25% due 08/15/39	1,025,000	1,107,000
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	715,000	414,700
Goldman Sachs Capital II Ltd. Guar. Bonds 5.79% due 06/01/12(3)(9)	550,000	442,063
Goldman Sachs Capital III Company Guar. Notes 1.31% due 09/01/12(3)(9)	178,000	121,040
Local TV Finance LLC Senior Notes 10.00% due 06/15/15*(11)	260,808	228,207
OMX Timber Finance Investments I LLC Sec. Notes 5.42% due 01/29/20*	196,000	201,145
Teco Finance, Inc. Company Guar. Notes 6.57% due 11/01/17	96,000	112,679
Teco Finance, Inc. Company Guar. Notes 7.00% due 05/01/12	63,000	68,189

		2,695,023

Steel - Producers — 0.9%
AK Steel Corp. Company Guar. Notes 7.63% due 05/15/20	950,000	957,125
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15(2)	450,000	462,938
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	750,000	766,875
Steel Dynamics, Inc. Company Guar. Notes 7.75% due 04/15/16	895,000	924,087
United States Steel Corp. Senior Notes 7.38% due 04/01/20	950,000	961,875

		4,072,900

Storage/Warehousing — 0.1%
Mobile Mini, Inc. Company Guar. Notes 9.75% due 08/01/14	645,000	668,381

Security Description	Principal Amount(12)	Value (Note 2)

Telecom Equipment - Fiber Optics — 0.0%
Corning, Inc. Senior Notes 5.75% due 08/15/40	$142,000	$152,203

Telecom Services — 0.8%
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.18% due 12/15/23	25,000	18,875
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.20% due 11/29/23	125,000	94,375
Cincinnati Bell Telephone Co. LLC Company Guar. Notes 7.27% due 12/11/23	250,000	188,750
PAETEC Holding Corp Company Guar. Notes 8.88% due 06/30/17	425,000	439,875
Qwest Corp. Senior Notes 8.88% due 03/15/12	950,000	1,045,000
SBA Telecommunications, Inc. Company Guar. Notes 8.25% due 08/15/19	1,675,000	1,817,375

		3,604,250

Telephone - Integrated — 1.0%
Frontier Communications Corp. Senior Notes 8.13% due 10/01/18	625,000	662,500
Frontier Communications Corp. Senior Notes 8.25% due 04/15/17	250,000	264,375
Frontier Communications Corp. Senior Notes 8.50% due 04/15/20	250,000	265,312
Level 3 Financing, Inc. Company Guar. Notes 10.00% due 02/01/18	700,000	603,750
Qwest Communications International, Inc. Company Guar. Notes, Series B 7.50% due 02/15/14	105,000	106,969
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	120,000	122,250
Qwest Communications International, Inc. Company Guar. Notes 8.00% due 10/01/15*	885,000	951,375
Sprint Capital Corp. Company Guar. Notes 6.88% due 11/15/28	975,000	814,125
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/32	525,000	505,969
Verizon Virginia, Inc. Senior Notes 4.63% due 03/15/13	125,000	133,107
Windstream Corp. Bonds 7.88% due 11/01/17	250,000	253,750

		4,683,482

Television — 0.3%
Allbritton Communications Co. Senior Notes 8.00% due 05/15/18	225,000	221,625

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Television (continued)
Bonten Media Acquisition Co. Company Guar. Notes 9.75% due 06/01/15*(11)	$63,440	$36,795
CBS Corp. Company Guar. Notes 4.63% due 05/15/18	219,000	229,727
Paxson Communications Corp. Escrow Notes 7.38% due 01/15/13†*(5)(7)	895,500	4,478
Umbrella Acquisition, Inc. Company Guar. Notes 10.50% due 03/15/15*(11)	980,187	882,168
Young Broadcasting, Inc. Escrow Notes 8.75% due 01/15/14†(5)(7)	230,000	2
Young Broadcasting, Inc. Escrow Notes 10.00% due 03/01/11†(5)(7)	510,000	5

		1,374,800

Tools - Hand Held — 0.0%
Stanley Black & Decker, Inc. Company Guar. Notes 5.20% due 09/01/40	109,000	108,918

Transport - Air Freight — 0.3%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-2 6.88% due 01/02/11	84,921	81,525
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	395,914	399,873
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	409,604	352,260
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	499,853	484,857

		1,318,515

Transport - Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 4.75% due 10/01/12	199,000	209,381
GATX Corp. Senior Notes 4.75% due 05/15/15	125,000	133,366

		342,747

Transport - Marine — 0.1%
Overseas Shipholding Group, Inc. Senior Notes 8.13% due 03/30/18	255,000	260,738

Transport - Rail — 0.0%
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	135,000	157,405

Transport - Services — 0.3%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	1,055,000	1,055,000

Security Description	Principal Amount(12)	Value (Note 2)

Transport - Services (continued)
Ryder System, Inc. Notes 3.60% due 03/01/16	$117,000	$118,339

		1,173,339

Web Hosting/Design — 0.2%
Equinix, Inc. Senior Notes 8.13% due 03/01/18	925,000	966,625

Wire & Cable Products — 0.1%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/18	550,000	561,688

Wireless Equipment — 0.1%
Motorola, Inc. Senior Notes 5.38% due 11/15/12	297,000	313,944
Motorola, Inc. Debentures 6.50% due 09/01/25	308,000	340,875

		654,819

Total U.S. Corporate Bonds & Notes
(cost $193,999,464)		196,824,677

FOREIGN CORPORATE BONDS & NOTES — 6.5%
Banks - Commercial — 1.0%
Akbank TAS Senior Notes 5.13% due 07/22/15*	850,000	837,250
ANZ National International, Ltd. Bank Guar. Notes 2.38% due 12/21/12*	329,000	333,399
ANZ National International, Ltd. Bank Guar. Notes 6.20% due 07/19/13*	140,000	156,206
ATF Bank JSC Bank Guar. Notes 9.25% due 02/21/14	400,000	422,000
Banco ABC Brasil SA Bonds 7.88% due 04/08/20*	430,000	442,900
Banco Bradesco SA Sub. Notes 5.90% due 01/16/21*	400,000	405,500
Barclays Bank PLC Jr. Sub. Bonds 5.93% due 12/15/16*(3)(9)	225,000	196,875
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	140,000	150,690
Barclays Bank PLC Jr. Sub. Notes 6.86% due 06/15/32*(3)(9)	124,000	109,120
BNP Paribas Bank Guar. Notes 4.80% due 06/24/15*	135,000	144,763
BOM Capital PLC Senior Notes 6.70% due 03/11/15*	470,000	478,789
Groupe BPCE Notes 3.35% due 09/30/10(3)(9)	78,000	49,206

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
Nordea Bank AB Jr. Sub. Bonds 8.38% due 03/25/15(3)(9)	$120,000	$129,180
Sumitomo Mitsui Banking Corp. Senior Notes 3.15% due 07/22/15*	140,000	145,527
The Royal Bank of Scotland PLC Company Guar. Notes 5.63% due 08/24/20	204,000	209,416
Westpac Banking Corp. Jr. Sub. Notes 0.62% due 03/31/11(3)(9)	570,000	342,000

		4,552,821

Building & Construction Products - Misc. — 0.2%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/20*	240,000	265,800
Desarrolladora Homex SAB de CV Company Guar. Notes 9.50% due 12/11/19*	440,000	487,300
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.50% due 01/21/20*	330,000	365,887

		1,118,987

Building Products - Cement — 0.1%
Rearden G Holdings EINS GmbH Company Guar. Notes 7.88% due 03/30/20*	330,000	346,913

Cellular Telecom — 0.1%
MTS International Funding, Ltd. Senior Sec. Notes 8.63% due 06/22/20*	550,000	622,875

Chemicals - Diversified — 0.2%
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/17*	745,000	788,259

Chemicals - Plastics — 0.2%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/27*	1,175,000	1,066,312

Coal — 0.2%
Adaro Indonesia PT Company Guar. Notes 7.63% due 10/22/19	380,000	405,650
Indo Integrated Energy II BV Company Guar. Notes 9.75% due 11/05/16*	400,000	443,000

		848,650

Computers - Memory Devices — 0.4%
Seagate HDD Cayman Company Guar. Notes 6.88% due 05/01/20*	975,000	955,500
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	960,000	974,400

		1,929,900

Diversified Banking Institutions — 0.1%
Credit Agricole SA Jr. Sub. Bonds 6.64% due 05/31/17*(3)(9)	46,000	39,100

Security Description	Principal Amount(12)	Value (Note 2)

Diversified Banking Institutions (continued)
Natixis Sub. Notes 0.78% due 01/15/19(3)	$100,000	$89,109
Royal Bank of Scotland Group PLC Bonds 7.64% due 09/29/17†(3)(9)(20)	725,000	478,500

		606,709

Diversified Manufacturing Operations — 0.0%
Tyco International Finance Company Guar. Notes 3.38% due 10/15/15	170,000	178,595

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 6.42% due 03/01/26	299,000	360,200

Electric - Integrated — 0.1%
TransAlta Corp. Senior Notes 4.75% due 01/15/15	226,000	243,112

Electronic Components - Semiconductors — 0.0%
STATS ChipPAC, Ltd. Company Guar. Notes 7.50% due 08/12/15*	215,000	223,600

Finance - Other Services — 0.2%
Biz Finance PLC for Ukreximbank Senior Notes 8.38% due 04/27/15	380,000	392,350
DTEK Finance BV Company Guar. Notes 9.50% due 04/28/15*	440,000	444,180

		836,530

Forestry — 0.1%
Tembec Industries, Inc. Senior Sec. Notes 11.25% due 12/15/18*	315,000	302,400

Gas - Distribution — 0.1%
Grupo Petrotemex SA de CV Senior Notes 9.50% due 08/19/14*	215,000	234,081

Import/Export — 0.2%
Marfrig Overseas, Ltd. Company Guar. Notes 9.50% due 05/04/20*	420,000	430,500
Minerva Overseas II, Ltd. Company Guar. Notes 10.88% due 11/15/19*	420,000	446,635

		877,135

Independent Power Producers — 0.0%
AES Drax Energy, Ltd. Sec. Notes 11.50% due 08/30/10†(5)(7)(15)(19)	175,000	0

Insurance - Multi-line — 0.1%
Aegon NV Sub. Notes 3.23% due 07/15/14(3)(9)	62,000	37,594
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	219,000	232,616

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance - Multi-line (continued)
XL Capital, Ltd. Senior Notes 6.38% due 11/15/24	$142,000	$153,246

		423,456

Insurance - Reinsurance — 0.0%
Endurance Specialty Holdings, Ltd. Senior Notes 7.00% due 07/15/34	135,000	132,097

Metal - Diversified — 0.0%
Xstrata Canada Corp. Company Guar. Notes 7.35% due 06/05/12	196,000	212,094

Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	125,000	127,500

Oil Companies - Exploration & Production — 0.6%
Alliance Oil Co., Ltd. Senior Notes 9.88% due 03/11/15*	420,000	434,175
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	945,000	817,425
Gaz Capital SA Bonds 8.15% due 04/11/18	390,000	453,375
Nexen, Inc. Senior Notes 5.88% due 03/10/35	193,000	201,214
OPTI Canada, Inc. Senior Sec. Notes 7.88% due 12/15/14	1,215,000	935,550
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	235,000	183,300

		3,025,039

Oil Companies - Integrated — 0.3%
BP Capital Markets PLC Company Guar. Notes 3.88% due 03/10/15	265,000	262,502
Petroleum Co. of Trinidad & Tobago, Ltd. Senior Notes 9.75% due 08/14/19*	500,000	600,000
Statoil ASA Company Guar. Notes 7.15% due 11/15/25	387,000	500,743

		1,363,245

Paper & Related Products — 0.1%
PE Paper Escrow GmbH Senior Sec. Notes 12.00% due 08/01/14*	275,000	311,438

Petrochemicals — 0.1%
Braskem Finance, Ltd. Company Guar. Notes 7.00% due 05/07/20*	410,000	428,450

Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(3)	222,000	202,628

Security Description	Principal Amount(12)	Value (Note 2)

Printing - Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 8.75% due 03/15/16†(5)(7)	$800,000	$33,000

Real Estate Operations & Development — 0.2%
Atlantic Finance Ltd. Company Guar. Notes 8.75% due 05/27/14	320,000	344,800
Country Garden Holdings Co. Senior Notes 11.25% due 04/22/17*	570,000	568,575

		913,375

Satellite Telecom — 0.5%
Intelsat Intermediate Holding Co., Ltd. Company Guar. Bonds 9.50% due 02/01/15(8)	2,245,000	2,329,187

Special Purpose Entities — 0.2%
AngloGold Ashanti Holdings PLC Company Guar. Notes 6.50% due 04/15/40	178,000	188,067
Hellas Telecommunications Luxembourg II Sub. Notes 0.00% due 01/15/15†*(3)(16)(17)	560,000	7,000
LBG Capital No.1 PLC Bank Guar. Notes 8.00% due 06/15/20*(3)(9)	850,000	743,750
SMFG Preferred Capital, Ltd. Jr. Sub. Notes 6.08% due 01/25/17*(3)(9)	121,000	115,976

		1,054,793

Steel - Producers — 0.3%
Essar Steel Algoma, Inc. Senior Sec. Notes 9.38% due 03/15/15*	925,000	913,437
Evraz Group SA Notes 8.88% due 04/24/13	300,000	313,125

		1,226,562

SupraNational Banks — 0.0%
Asian Development Bank Senior Bonds 5.82% due 06/16/28	112,000	135,117

Telecom Services — 0.1%
Indosat Palapa Co., BV Company Guar. Notes 7.38% due 07/29/20*	215,000	231,663

Telephone - Integrated — 0.4%
Axtel SAB de CV Company Guar. Notes 9.00% due 09/22/19	360,000	325,800
British Telecommunications PLC Bonds 9.88% due 12/15/30	170,000	233,276
Telecom Italia Capital SA Company Guar. Bonds 5.25% due 10/01/15	423,000	450,245
Telefonica Emisiones SAU Company Guar. Notes 0.77% due 02/04/13(3)	135,000	131,246

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone - Integrated (continued)
Telefonos de Mexico SAB de CV Senior Notes 5.50% due 01/27/15		$136,000	$150,261
Virgin Media Finance PLC Company Guar. Notes 8.38% due 10/15/19		420,000	457,800

			1,748,628

Television — 0.1%
Myriad International Holding BV Company Guar. Notes 6.38% due 07/28/17*		425,000	435,115

Transport - Rail — 0.1%
Canadian Pacific Railway Co. Notes 6.50% due 05/15/18		300,000	354,075

Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd. Notes 6.85% due 07/02/37		310,000	279,116

Total Foreign Corporate Bonds & Notes
(cost $29,287,661)			30,103,657

FOREIGN GOVERNMENT AGENCIES — 20.4%
Sovereign — 20.4%
Dominican Republic Bonds 7.50% due 05/06/21*		330,000	363,000
Federal Republic of Brazil Notes 5.88% due 01/15/19		650,000	750,750
Federal Republic of Brazil Bonds 6.00% due 01/17/17		840,000	968,100
Federal Republic of Brazil Senior Bonds 7.13% due 01/20/37		1,010,000	1,307,950
Federal Republic of Brazil Notes 8.00% due 01/15/18		1,508,333	1,791,146
Federal Republic of Brazil Bonds 8.25% due 01/20/34		1,300,000	1,862,250
Federal Republic of Brazil Notes 8.75% due 02/04/25		1,410,000	2,009,250
Federal Republic of Brazil Senior Bonds 8.88% due 10/14/19		670,000	919,575
Federal Republic of Brazil Notes 11.00% due 08/17/40		570,000	781,185
Federal Republic of Germany Bonds 4.25% due 07/04/39	EUR	665,000	1,113,109
Government of Australia Bonds 5.75% due 06/15/11	AUD	950,000	854,732
Government of Australia Bonds 6.00% due 02/15/17	AUD	550,000	527,215
Government of Barbados Notes 7.00% due 08/04/22*		660,000	686,201

Security Description	Principal Amount(12)		Value (Note 2)

Sovereign (continued)
Government of Bermuda Senior Notes 5.60% due 07/20/20*	AUD	265,000	$290,776
Government of Canada Bonds 1.25% due 06/01/11	CAD	2,310,000	2,171,034
Government of Canada Bonds 4.25% due 06/01/18	CAD	800,000	842,845
Government of Canada Bonds 5.75% due 06/01/29	CAD	940,000	1,168,206
Government of Finland Bonds 4.38% due 07/04/19	EUR	175,000	259,764
Government of Japan Bonds 2.10% due 03/20/27	JPY	183,600,000	2,374,935
Government of United Kingdom Bonds 4.00% due 09/07/16	GBP	1,310,000	2,232,010
Kingdom of Bahrain Senior Notes 5.50% due 03/31/20*		335,000	352,058
Kingdom of Norway Bonds 5.00% due 05/15/15	NOK	25,010,000	4,430,200
Kingdom of Sweden Bonds 4.25% due 03/12/19	SEK	5,200,000	817,094
Kingdom of Sweden Bonds 5.39% due 08/12/15	SEK	13,225,000	2,016,470
New South Wales Treasury Corp. Government Guar. Bonds 6.00% due 05/01/12	AUD	1,790,000	1,630,255
Republic of Argentina Notes 2.50% due 12/31/38(13)		1,972,637	748,616
Republic of Argentina Senior Bonds 8.28% due 12/31/33		1,270,694	975,257
Republic of Colombia Notes 7.38% due 01/27/17		270,000	325,350
Republic of Colombia Notes 7.38% due 03/18/19		657,000	816,323
Republic of Colombia Bonds 7.38% due 09/18/37		1,600,000	2,072,000
Republic of Colombia Bonds 8.13% due 05/21/24		250,000	331,250
Republic of El Salvador Senior Bonds 7.38% due 12/01/19		660,000	734,250
Republic of El Salvador Senior Bonds 7.75% due 01/24/23		432,000	484,920
Republic of El Salvador Bonds 8.25% due 04/10/32		300,000	342,000

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)		Value (Note 2)

FOREIGN GOVERNMENT AGENCIES (continued)
Sovereign (continued)
Republic of Georgia Bonds 7.50% due 04/15/13		$770,000	$761,915
Republic of Indonesia Senior Bonds 6.63% due 02/17/37		1,970,000	2,414,404
Republic of Indonesia Senior Bonds 8.50% due 10/12/35		810,000	1,181,628
Republic of Indonesia Bonds 11.63% due 03/04/19		670,000	1,025,100
Republic of Italy Bonds 4.00% due 09/01/20	EUR	500,000	647,882
Republic of Peru Bonds 6.55% due 03/14/37		490,000	583,100
Republic of Peru Notes 7.35% due 07/21/25		1,079,000	1,383,817
Republic of Peru Senior Bonds 8.75% due 11/21/33		380,000	564,300
Republic of Philippines Bonds 6.50% due 01/20/20		1,660,000	1,971,250
Republic of Serbia Notes 6.75% due 11/01/24(13)		791,700	791,573
Republic of South Africa Bonds 6.88% due 05/27/19		425,000	515,844
Republic of South Korea Bonds 7.13% due 04/16/19		700,000	888,623
Republic of the Philippines Bonds 7.75% due 01/14/31		480,000	642,000
Republic of the Philippines Senior Notes 9.50% due 02/02/30		905,000	1,402,750
Republic of the Philippines Notes 10.63% due 03/16/25		795,000	1,281,937
Republic of Turkey Bonds 6.75% due 05/30/40		1,570,000	1,723,075
Republic of Turkey Notes 6.88% due 03/17/36		2,820,000	3,130,200
Republic of Turkey Bonds 7.00% due 09/26/16		465,000	535,913
Republic of Turkey Notes 7.00% due 06/05/20		810,000	934,538
Republic of Turkey Notes 7.38% due 02/05/25		1,100,000	1,303,500
Republic of Turkey Bonds 7.50% due 11/07/19		1,435,000	1,711,237

Security Description	Principal Amount(12)		Value (Note 2)

Sovereign (continued)
Republic of Turkey Notes 8.00% due 02/14/34		$467,000	$582,583
Republic of Turkey Senior Bonds 11.88% due 01/15/30		575,000	979,656
Republic of Uruguay Bonds 6.88% due 09/28/25		200,000	245,000
Republic of Uruguay Notes 7.63% due 03/21/36		890,000	1,148,100
Republic of Venezuela Bonds 5.75% due 02/26/16		910,000	609,700
Republic of Venezuela Bonds 7.65% due 04/21/25		360,000	207,900
Republic of Venezuela Notes 8.50% due 10/08/14		1,000,000	825,000
Republic of Venezuela Senior Bonds 9.25% due 09/15/27		2,862,000	2,032,020
Republic of Venezuela Bonds 9.25% due 05/07/28		980,000	629,650
Russian Federation Bonds 5.00% due 04/29/20*		1,700,000	1,734,000
Russian Federation Senior Bonds 7.50% due 03/31/30(13)		7,199,000	8,549,532
Russian Federation Notes 12.75% due 06/24/28		1,440,000	2,596,464
State of Qatar Senior Notes 6.40% due 01/20/40*		370,000	445,850
Swiss Confederation Bonds 3.00% due 05/12/19	CHF	1,075,000	1,225,207
United Mexican States Senior Notes 5.13% due 01/15/20		2,278,000	2,471,630
United Mexican States Notes 5.95% due 03/19/19		858,000	988,845
United Mexican States Senior Notes 6.05% due 01/11/40		750,000	851,250
United Mexican States Notes 6.75% due 09/27/34		785,000	979,288
United Mexican States Bonds 7.50% due 04/08/33		340,000	453,900
United Mexican States Notes 8.13% due 12/30/19		770,000	1,024,100
United Mexican States Bonds 8.30% due 08/15/31		860,000	1,234,100

Total Foreign Government Agencies
(cost $85,340,777)			94,558,437

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Principal Amount(12)	Value (Note 2)

MUNICIPAL BONDS & NOTES — 0.0%
Municipal Bonds — 0.0%
Texas State Transportation Commission Bonds Series B 5.18% due 04/01/30 (cost $65,000)	$65,000	$71,493

U.S. GOVERNMENT AGENCIES — 10.9%
Federal Home Loan Mtg. Corp. — 5.0%
4.50% due 02/01/20	227,419	242,594
4.50% due 08/01/20	90,651	96,700
4.50% due 03/01/23	684,654	725,312
4.50% due 01/01/39	475,003	499,149
4.50% due 06/01/40	1,378,617	1,447,835
5.00% due 09/01/18	293,198	313,845
5.00% due 07/01/20	200,363	214,285
5.00% due 05/01/34	434,307	467,492
5.00% due 02/01/35	58,036	62,102
5.00% due 07/01/35	221,817	236,523
5.00% due 11/01/35	580,214	618,684
5.00% due 03/01/38	428,841	455,709
5.00% due 03/01/39	1,435,884	1,527,934
5.00% due 08/01/39	3,550,765	3,778,168
5.50% due 06/01/22	352,946	379,815
5.50% due 07/01/35	182,642	196,158
5.50% due 05/01/37	405,992	433,794
5.50% due 06/01/37	15,782	16,863
5.50% due 10/01/37	2,224,841	2,377,200
5.50% due 12/01/37	280,899	300,135
5.50% due 01/01/38	369,382	395,564
5.50% due 02/01/38	419,953	448,711
6.00% due 01/01/30	17,514	19,279
6.00% due 02/01/32	82,913	91,060
6.00% due 05/01/37	13,104	14,109
6.00% due 10/01/37	227,302	244,733
6.00% due 10/01/39	2,031,340	2,185,210
6.50% due 07/01/29	2,604	2,885
6.50% due 12/01/35	568	622
6.50% due 02/01/36	85,278	93,404
6.50% due 11/01/37	303,977	330,850
6.88% due 09/15/10	772,000	774,058
7.00% due 06/01/29	12,685	14,377
Federal Home Loan Mtg. Corp. REMIC
Series 3102, Class PG
5.00% due 11/15/28	280,000	290,310
Series 3317, Class PD
5.00% due 09/15/31	360,000	379,328
Series 3116, Class PD
5.00% due 10/15/34	1,310,000	1,425,674
Series 3349, Class HB
5.50% due 06/15/31	642,000	680,907
Series 2626, Class SP
6.37% due 02/15/18(3)	15,014,392	1,353,045

		23,134,423

Federal National Mtg. Assoc. — 4.9%
2.13% due 01/25/13	243,000	244,530
4.00% due 06/01/39	913,757	953,037
4.00% due September TBA	1,000,000	1,035,469
4.50% due 06/01/19	201,347	215,297
4.50% due 01/01/39	214,678	225,859
4.50% due 12/01/39	2,883,527	3,041,515
4.50% due 04/01/40	4,693,767	4,936,034
4.50% due 07/01/40	998,546	1,050,554
4.75% due 12/15/10	251,000	254,444
5.00% due 03/15/16	163,000	189,990
5.00% due 01/01/23	465,836	495,730

Security Description	Principal Amount(12)	Value (Note 2)

Federal National Mtg. Assoc. (continued)
5.00% due 04/01/23	$363,695	$387,034
5.00% due 01/01/37	78,219	83,185
5.00% due 03/01/37	105,528	112,228
5.00% due 05/01/37	19,719	20,971
5.00% due 06/01/37	298,834	317,807
5.00% due 07/01/37	431,176	458,551
5.00% due 09/01/39	2,472,332	2,628,913
5.00% due 05/01/40	988,676	1,051,293
5.50% due 03/01/18	10,980	11,909
5.50% due 11/01/22	144,079	155,201
5.50% due 01/01/29	40,704	43,977
5.50% due 05/01/29	13,765	14,876
5.50% due 06/01/34	223,675	241,241
5.50% due 09/01/36	1,269,264	1,361,015
5.50% due 11/01/36	34,217	36,690
5.50% due 04/01/37	296,761	317,686
5.50% due 03/01/38	388,044	415,405
6.00% due 02/01/32	51,506	56,759
6.00% due 10/01/34	1,962	2,141
6.00% due 07/01/37	125,131	134,962
6.00% due 08/01/37	415,391	448,024
6.00% due 10/01/37	459,202	495,277
6.50% due 12/01/31	45,623	50,647
6.50% due 02/01/35	70,241	77,065
6.50% due 07/01/36	147,524	161,073
6.50% due 11/01/37	631,016	687,786
8.50% due 08/01/31	5,210	6,067

		22,420,242

Government National Mtg. Assoc. — 1.0%
5.50% due 08/15/39	1,882,315	2,040,761
6.00% due 08/15/39	2,375,703	2,590,056

		4,630,817

Total U.S. Government Agencies
(cost $48,245,806)		50,185,482

U.S. GOVERNMENT TREASURIES — 4.3%
United States Treasury Bonds — 1.3%
4.38% due 02/15/38	204,000	236,066
4.38% due 11/15/39	1,490,000	1,716,760
4.38% due 05/15/40	384,000	443,040
4.50% due 05/15/38	503,000	593,854
4.50% due 08/15/39	1,112,000	1,307,643
4.63% due 02/15/40	161,000	193,150
5.25% due 11/15/28	1,127,000	1,448,019
8.13% due 08/15/19	117,000	172,027

		6,110,559

United States Treasury Notes — 3.0%
0.88% due 05/31/11	1,000,000	1,004,688
1.75% due 07/31/15	1,145,000	1,168,976
2.00% due 11/30/13	328,000	340,812
2.38% due 09/30/14	112,000	117,836
2.38% due 02/28/15	104,000	109,362
2.38% due 07/31/17	2,000,000	2,061,250
2.63% due 02/29/16	1,000,000	1,057,812
2.75% due 02/28/13	105,000	110,718
2.75% due 11/30/16	5,000	5,292
2.75% due 02/15/19	860,000	893,796
3.25% due 05/31/16	2,000,000	2,181,250
3.38% due 07/31/13	449,000	484,359
3.38% due 11/15/19	246,000	265,699
3.50% due 02/15/18	234,000	258,442
3.50% due 05/15/20	274,000	298,553

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

Security Description	Shares/ Principal Amount(12)	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
3.63% due 12/31/12	$400,000	$428,750
3.63% due 08/15/19	52,000	57,342
3.63% due 02/15/20	1,359,000	1,495,643
3.88% due 05/15/18	57,000	64,441
4.00% due 02/15/15	500,000	561,719
4.25% due 08/15/15	90,000	102,621
4.50% due 11/15/15	536,000	621,007
4.63% due 11/15/16	130,000	152,466

		13,842,834

Total U.S. Government Treasuries
(cost $18,891,461)		19,953,393

COMMON STOCK — 0.1%
Banks - Commercial — 0.1%
Lloyds Banking Group PLC†	219,033	233,431

Energy - Alternate Sources — 0.0%
VeraSun Energy Corp.†(5)(7)	50,000	0

Food - Misc. — 0.0%
Wornick Co.†(5)(6)(7)	1,722	105,206

Gambling (Non-Hotel) — 0.0%
Shreveport Gaming Holdings, Inc.†(5)(6)(7)	1,280	18,182

Gas - Distribution — 0.0%
MXEnergy Holdings, Inc.†(5)(7)	52,368	48,974

Medical - Outpatient/Home Medical — 0.0%
Critical Care Systems International, Inc.†(5)(6)(7)	5,372	671

Multimedia — 0.0%
Haights Cross Communication, Inc.†(5)(6)(7)	5,965	16,553

Oil Companies - Integrated — 0.0%
CB Simmons Co.†(5)(7)	45,000	0

Paper & Related Products — 0.0%
Caraustar Industries, Inc.†(5)(7)	43	112,874

Retail - Music Store — 0.0%
MTS, Inc.†(5)(6)(7)	3,863	0

Total Common Stock
(cost $547,809)		535,891

PREFERRED STOCK — 0.7%
Banks - Commercial — 0.1%
CoBank ACB 11.00%*	5,396	297,455

Banks - Super Regional — 0.1%
US Bancorp 7.19%(3)	373	289,308
Wachovia Capital Trust IX 6.38%	4,350	107,663

		396,971

Diversified Banking Institutions — 0.4%
Ally Financial, Inc. 7.00%*	1,855	1,532,288
HSBC Holdings PLC 8.00%	7,200	191,016

		1,723,304

Diversified Financial Services — 0.0%
General Electric Capital Corp. 4.50%(8)	6,436	162,766

Security Description	Shares/ Principal Amount(12)	Value (Note 2)

Finance - Investment Banker/Broker — 0.1%
JPMorgan Chase Capital XXIX 6.70%	13,680	$345,420

Finance - Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. 0.00%(3)	5,100	1,683

Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(3)	9,200	183,540

Total Preferred Stock
(cost $3,143,941)		3,111,139

WARRANTS — 0.0%
Oil Companies - Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Expires 12/15/10 (Strike price $4.31)†(5)(7)	6,905	0

Publishing - Periodicals — 0.0%
The Reader’s Digest Association, Inc. Expires 02/19/14†(5)(7)	3,043	0

Total Warrants
(cost $22,141)		0

Total Long-Term Investment Securities
(cost $397,020,994)		413,375,084

REPURCHASE AGREEMENT — 9.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 08/31/10, to be repurchased 09/01/10 in the amount of $42,698,012 and collateralized by $40,320,000 of United States Treasury Bonds, bearing interest at 3.13%, due 04/30/17 and having an approximate value of $43,981,056 (cost $42,698,000)	$42,698,000	42,698,000

TOTAL INVESTMENTS
(cost $439,718,994)(14)	98.6%	456,073,084
Other assets less liabilities	1.4	6,545,914

NET ASSETS —	100.0%	$462,618,998

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At August 31, 2010, the aggregate value of these securities was $67,934,399 representing 14.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Variable Rate Security — the rate reflected is as of August 31, 2010, maturity date reflects the stated maturity date.
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of August 31, 2010.
(4)	Collateralized Mortgage Obligation
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of August 31, 2010, the Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Critical Care Systems International, Inc. Common Stock	06/17/04	635	$0
	11/09/04	4,737	0

		5,372	0	$671	$0.12	0.00%

Haights Cross Communication, Inc. Common Stock	03/26/10	2,983	23,474
	03/26/10	1,491	11,737
	03/26/10	1,491	11,737

		5,965	46,948	16,553	2.78	0.00

ICO North America, Inc. Senior Sec. Notes 7.50% due 08/15/09	08/11/05	$125,000	125,000
	02/15/08	5,000	5,000
	09/11/08	5,000	5,000
	02/15/09	5,000	5,000

		140,000	140,000	121,800	87.00	0.03

MTS, Inc. Senior Notes 10.00% due 03/15/09	03/16/04	12,337	44,410
	09/03/04	681	681
	03/19/05	715	143
	09/04/05	751	195
	03/04/06	789	205

		15,273	45,634	153	1.00	0.00

MTS, Inc. Common Stock	03/16/04	3,863	0	0	0.00	0.00

Shreveport Gaming Holdings, Inc. Common Stock	07/21/05	257	5,885
	07/29/05	1,023	23,552

		1,280	29,437	18,182	14.20	0.01

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	Value as a % of Net Assets
Wornick Co. Common Stock	08/08/08	1,722	$225,265	$105,206	$61.10	0.02%

				$262,565		0.06%

(7)	Illiquid security. At August 31, 2010, the aggregate value of these securities was $1,257,703 representing 0.3% of net assets.
(8)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.
(9)	Perpetual maturity — maturity date reflects the next call date.
(10)	PIK (“Payment-in-Kind”) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(11)	Income may be received in cash or additional bonds at the discretion of the issuer.
(12)	Denominated in United States dollars unless otherwise indicated.
(13)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the stated rate.
(14)	See Note 5 for cost of investments on a tax basis.
(15)	Bond is in default and did not pay principal at maturity.
(16)	Bond in default
(17)	Company has filed Chapter 11 bankruptcy protection.
(18)	Company has filed Chapter 7 bankruptcy protection.
(19)	Company has filed bankruptcy in country of issuance.
(20)	Effective April 30, 2010, interest payments were suspended for twenty-four months according to an agreement with the European Commission.

REMIC—Real Estate Mortgage Investment Conduit

TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Currency Legend

AUD—Australian Dollar

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro Dollar

GBP—British Pound

JPY—Japanese Yen

NOK—Norwegian Krone

SEK—Swedish Krona

The following is a summary of the inputs used to value the Fund’s net assets as of August 31, 2010 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Long-Term Investment Securities:
Asset Backed Securities	$—	$17,909,115	$—	$17,909,115
Convertible Bonds & Notes	—	—	121,800	121,800
U.S. Corporate Bonds & Notes	—	193,058,231	3,766,446	196,824,677
Foreign Corporate Bonds & Notes	—	30,070,657	33,000	30,103,657
Foreign Government Agencies	—	94,558,437	—	94,558,437
Municipal Bonds & Notes	—	71,493	—	71,493
U.S. Government Agencies	—	50,185,482	—	50,185,482
U.S. Government Treasuries	—	19,953,393	—	19,953,393
Common Stock	233,431	—	302,460	535,891
Preferred Stock	992,088	2,119,051	—	3,111,139
Warrants	—	—	0	0
Repurchase Agreements	—	42,698,000	—	42,698,000

Total	$1,225,519	$450,623,859	$4,223,706	$456,073,084

VALIC Company II Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — August 31, 2010 — (continued)

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
Balance as of 8/31/2009	$49,000	$3,125,234	$—	$177,128	$0
Accrued discounts/premiums	—	(36)	—	—	—
Realized gain (loss)	—	259,599	—	—	—
Change in unrealized appreciation (depreciation)(1)	72,800	356,449	33,000	(33,593)	(3,151)
Net purchases (sales)	—	(310,905)	0	158,925	3,151
Transfers in and/or out of Level 3(2)	—	336,105	0	—	—

Balance as of 8/31/2010	$121,800	$3,766,446	$33,000	$302,460	$0

(1)	The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to level 3 investments still held at August 31, 2010 includes:

Convertible Bonds & Notes	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Common Stock	Warrants
$72,800	$494,170	$33,000	$(33,593)	$(3,151)

(2)	The Fund’s policy is to recognize transfers in and transfers out as of the end of the reporting period.

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2010

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND	INTERNATIONAL SMALL CAP EQUITY
ASSETS:
Investments at value (unaffiliated)*	$–	$41,562,963	$–	$235,759,163	$247,086,365	$531,904,109
Investments at value (affiliated)*	122,557,707	–	82,443,160	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	10,055,000	6,832,000	7,608,000

Total Investments	122,557,707	41,562,963	82,443,160	245,814,163	253,918,365	539,512,109

Cash	131,141	96	107,701	31	38,646	1,156
Foreign cash*	–	–	–	–		2,071,299
Receivable for:
Trust shares sold	143,970	680	16,156	514,607	273,242	147
Dividends and interest	–	74,688	–	2,097,419	5,342,147	803,003
Investments sold	–	745,193	166,099	1,826,135	2,051,441	9,076
Prepaid expenses and other assets	4,674	7,860	4,263	8,327	7,822	15,025
Due from investment adviser for expense reimbursements/fee waivers	18,829	10,244	12,616	34,760	26,564	255,276
Variation margin on futures contracts	–	–	–	–	–	–

TOTAL ASSETS	122,856,321	42,401,724	82,749,995	250,295,442	261,658,227	542,667,091

LIABILITIES:
Payable for:
Trust shares reacquired	41,690	35,496	182,255	141,715	4,450	276,480
Investments purchased	102,280	1,668,015	–	6,329,535	233,493	157,033
Investment advisory and management fees	10,485	19,761	6,925	101,543	138,719	387,274
Shareholder services	–	8,982	–	51,694	55,146	118,369
Administrative service fees	–	2,515	–	14,474	15,441	33,143
Transfer agent fees and expenses	608	1,105	662	1,129	1,121	1,009
Trustees’ fees and expenses	2,654	11,019	5,704	5,920	5,945	13,821
Other accrued expenses	43,183	53,459	46,061	71,917	153,794	143,083
Accrued foreign tax on capital gains	–	–	–	–	–	210,902

TOTAL LIABILITIES	200,900	1,800,352	241,607	6,717,927	608,109	1,341,114

NET ASSETS	$122,655,421	$40,601,372	$82,508,388	$243,577,515	$261,050,118	$541,325,977

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$165,485	$50,693	$80,014	$228,099	$354,524	$482,050
Additional paid in capital	146,710,333	63,113,801	81,791,333	230,369,484	282,421,439	746,372,251
Accumulated undistributed net investment income (loss)	3,189,827	168,205	2,695,043	8,162,034	18,940,666	2,713,203
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions received from underlying funds	(38,767,268)	(23,421,899)	(9,358,573)	(3,730,640)	(44,158,023)	(222,031,343)
Unrealized appreciation (depreciation) on investments	11,357,044	690,572	7,300,571	8,548,538	3,491,512	13,992,388
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–	8,330
Accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(210,902)

NET ASSETS	$122,655,421	$40,601,372	$82,508,388	$243,577,515	$261,050,118	$541,325,977

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	16,548,534	5,069,257	8,001,413	22,809,939	35,452,447	48,204,996
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.41	$8.01	$10.31	$10.68	$7.36	$11.23

*Cost
Investments (unaffiliated)	$–	$40,872,391	$–	$227,210,625	$243,594,853	$517,911,721

Investments (affiliated)	$111,200,663	$–	$75,142,589	$–	$–	$–

Foreign cash	$–	$–	$–	$–	$–	$2,069,119

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2010 — (continued)

	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
ASSETS:
Investments at value (unaffiliated)*	$145,172,325	$147,363,365	$451,525,466	$–	$191,944,591
Investments at value (affiliated)*	—	–	–	192,742,951	–
Repurchase agreements (cost approximates value)	—	14,692,000	4,319,000	–	21,842,000

Total Investments	145,172,325	162,055,365	455,844,466	192,742,951	213,786,591

Cash	161,738	197	431	141,387	250,453
Foreign cash*	—	2	44,599	–	–
Receivable for:
Trust shares sold	46,791	11,098	10,273	57,459	202,744
Dividends and interest	460,343	86,784	507,596	–	62,707
Investments sold	193,317	3,168,349	1,552,145	–	–
Prepaid expenses and other assets	11,395	12,096	34,894	5,811	10,542
Due from investment adviser for expense reimbursements/fee waivers	63,562	51,169	58,460	20,258	105,275
Variation margin on futures contracts	–	–	–	–	–

TOTAL ASSETS	146,109,471	165,385,060	458,052,864	192,967,866	214,418,312

LIABILITIES:
Payable for:
Trust shares reacquired	5,014	58,313	75,012	11,897	180,622
Investments purchased	121,880	1,739,413	6,856,367	45,562	250,264
Investment advisory and management fees	64,443	107,803	279,853	16,421	46,070
Shareholder services	32,221	36,226	97,294	–	46,071
Administrative service fees	9,022	10,143	27,243	–	12,900
Transfer agent fees and expenses	999	971	3,523	608	427
Trustees’ fees and expenses	16,589	4,815	16,369	4,242	9,316
Other accrued expenses	81,182	63,607	119,114	48,579	65,674
Accrued foreign tax on capital gains	–	–	–	–	–

TOTAL LIABILITIES	331,350	2,021,291	7,474,775	127,309	611,344

NET ASSETS	$145,778,121	$163,363,769	$450,578,089	$192,840,557	$213,806,968

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$157,511	$260,124	$330,967	$178,325	$2,141,512
Additional paid in capital	267,183,074	202,320,406	554,461,788	200,822,622	212,038,861
Accumulated undistributed net investment income (loss)	2,044,297	(3,148)	2,223,378	5,793,902	(5,309)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions received from underlying funds	(120,201,561)	(46,376,366)	(123,968,700)	(34,231,788)	(368,096)
Unrealized appreciation (depreciation) on investments	(3,405,200)	7,162,781	17,530,080	20,277,496	–
Unrealized appreciation (depreciation) on futures contracts and options contracts	–	–	–	–	–
Unrealized foreign exchange gain (loss) on other assets and liabilities	–	(28)	576	–	–
Accrued capital gains tax in unrealized appreciation (depreciation)	–	–	–	–	–

NET ASSETS	$145,778,121	$163,363,769	$450,578,089	$192,840,557	$213,806,968

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	15,751,112	26,012,422	33,096,699	17,832,480	214,151,151
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.26	$6.28	$13.61	$10.81	$1.00

*Cost
Investments (unaffiliated)	$148,577,525	$140,200,584	$433,995,386	$–	$191,944,591

Investments (affiliated)	$–	$–	$–	$172,465,455	$–

Foreign cash	$–	$2	$44,571	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF ASSETS AND LIABILITIES — August 31, 2010 — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
ASSETS:
Investments at value (unaffiliated)*	$47,843,504	$341,951,678	$661,185,788	$413,375,084
Investments at value (affiliated)*	—	—	—	—
Repurchase agreements (cost approximates value)	—	4,228,000	10,643,000	42,698,000

Total Investments	47,843,504	346,179,678	671,828,788	456,073,084

Cash	170	1,703	849	828,127
Foreign cash*	—	—	—	1,171,888
Receivable for:
Trust shares sold	6,538	18,042	22,218	104,156
Dividends and interest	11,650	266,822	1,142,615	6,711,577
Investments sold	124,563	2,734,698	—	1,522,096
Prepaid expenses and other assets	7,729	18,558	51,154	9,420
Due from investment adviser for expense reimbursements/fee waivers	9,543	262,552	60,592	49,357
Variation margin on futures contracts	—	3,920	43,200	—

TOTAL ASSETS	48,003,697	349,485,973	673,149,416	466,469,705

LIABILITIES:
Payable for:
Trust shares reacquired	19,863	41,786	120,768	119,681
Investments purchased	121,421	1,589,599	—	3,289,183
Investment advisory and management fees	35,835	204,506	148,165	211,210
Shareholder services	10,540	77,023	148,165	97,111
Administrative service fees	2,951	21,567	41,486	27,191
Transfer agent fees and expenses	1,138	962	1,090	1,943
Trustee’s fees and expenses	5,510	9,073	15,312	9,739
Other accrued expenses	49,742	124,684	108,700	94,649
Accrued foreign tax capital gains	—	—	—	—

TOTAL LIABILITIES	247,000	2,069,200	583,686	3,850,707

NET ASSETS	$47,756,697	$347,416,773	$672,565,730	$462,618,998

NET ASSETS REPRESENTED BY:
Trust shares at par value of $0.01 per share	$46,812	$338,253	$720,224	$412,489
Additional paid in capital	54,894,458	402,080,578	938,592,095	445,855,256
Accumulated undistributed net investment income (loss)	(2,046)	2,153,338	8,187,030	24,504,200
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, foreign exchange transactions and capital gain distributions received from underlying funds	(7,574,479)	(39,476,319)	(278,582,240)	(24,529,460)
Unrealized appreciation (depreciation) on investments	391,952	(17,525,449)	3,756,347	16,354,090
Unrealized appreciation (depreciation) on futures contracts and options contracts	—	(153,628)	(107,726)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	22,423
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—

NET ASSETS	$47,756,697	$347,416,773	$672,565,730	$462,618,998

SHARES OF BENEFICIAL INTEREST:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	4,681,171	33,825,307	72,022,376	41,248,865
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.20	$10.27	$9.34	$11.22

*Cost
Investments (unaffiliated)	$47,451,552	$359,477,127	$657,429,441	$397,020,994

Investments (affiliated)	$—	$—	$—	$—

Foreign cash	$—	$—	$—	$1,152,611

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2010

	AGGRESSIVE GROWTH LIFESTYLE FUND	CAPITAL APPRECIATION FUND	CONSERVATIVE GROWTH LIFESTYLE FUND	CORE BOND FUND	HIGH YIELD BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$–	$618,450	$–	$108,521	$10,070
Dividends (affiliated)	3,366,461	–	2,822,881	–	–
Interest (unaffiliated)	39	60	33	9,623,976	22,078,968

Total investment income*	3,366,500	618,510	2,822,914	9,732,497	22,089,038

EXPENSES:
Investment advisory and management fees	111,624	241,363	69,976	969,266	1,483,988
Administrative service fee	–	30,719	–	136,282	164,382
Shareholder services fee	–	109,710	–	486,722	587,078
Transfer agent fees and expenses	1,762	2,789	1,762	2,789	2,789
Custodian and accounting fees	23,139	21,566	23,119	61,135	55,320
Reports to shareholders	14,866	7,102	9,224	11,095	77,103
Audit and tax fees	21,009	21,821	16,633	30,058	28,407
Legal fees	24,376	18,735	21,286	29,309	39,451
Trustees’ fees and expenses	11,797	1,940	2,727	6,952	27,262
Interest expense	–	557	–	–	–
Other expenses	15,933	18,968	15,363	18,070	18,746

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	224,506	475,270	160,090	1,751,678	2,484,526

Fees waived and expenses reimbursed by investment advisor (Note 3)	(112,883)	(102,255)	(90,114)	(252,575)	(209,240)
Fees paid indirectly (Note 7)	–	–	–	–	–

Net expenses	111,623	373,015	69,976	1,499,103	2,275,286

Net investment income (loss)	3,254,877	245,495	2,752,938	8,233,394	19,813,752

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	–	1,395,367	–	6,435,977	3,135,730
Net realized gain (loss) on investments (affiliated)	5,762,319	–	3,935,466	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	321,851	–	68,261	–	–
Net realized gain (loss) on futures contracts	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	6,084,170	1,395,367	4,003,727	6,435,977	3,135,730

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	–	1,733,969	–	9,424,385	14,191,558
Change in unrealized appreciation (depreciation) on investments (affiliated)	(2,055,308)	–	(246,147)	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(2,055,308)	1,733,969	(246,147)	9,424,385	14,191,558

Net realized and unrealized gain (loss) on investments and foreign currencies	4,028,862	3,129,336	3,757,580	15,860,362	17,327,288

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$7,283,739	$3,374,831	$6,510,518	$24,093,756	$37,141,040

*Net of foreign withholding taxes on interest and dividends of	$–	$–	$–	$5,152	$(1,173)

**Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2010 — (continued)

	INTERNATIONAL SMALL CAP EQUITY	LARGE CAP VALUE FUND	MID CAP GROWTH FUND	MID CAP VALUE FUND	MODERATE GROWTH LIFESTYLE FUND	MONEY MARKET II FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$11,340,278	$3,514,906	$928,721	$8,150,060	$–	$–
Dividends (affiliated)	–	145	–	–	6,075,348	–
Interest (unaffiliated)	2,809	993	696	699	40	843,865

Total investment income*	11,343,087	3,516,044	929,417	8,150,759	6,075,388	843,865

EXPENSES:
Investment advisory and management fees	4,767,088	792,842	1,326,551	3,666,839	171,190	561,634
Administrative service fee	408,370	110,998	125,155	358,465	–	157,257
Shareholder services fee	1,458,465	396,421	446,983	1,280,231	–	561,634
Transfer agent fees and expenses	2,447	2,447	2,447	7,241	1,762	1,076
Custodian and accounting fees	339,197	30,900	19,880	132,804	26,719	–
Reports to shareholders	131,860	50,229	30,602	80,178	22,311	8,553
Audit and tax fees	26,741	22,642	22,411	22,624	21,009	23,603
Legal fees	72,214	33,810	29,127	54,308	28,421	26,446
Trustees’ fees and expenses	75,615	8,580	29,344	53,445	13,219	1,005
Interest expense	2,778	–	–	778	–	–
Other expenses	48,057	21,116	22,971	34,371	16,326	84,775

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	7,332,832	1,469,985	2,055,471	5,691,284	300,957	1,425,983

Fees waived and expenses reimbursed by investment advisor (Note 3)	(1,498,971)	(185,586)	(535,730)	(314,314)	(129,768)	(604,713)
Fees paid indirectly (Note 7)	–	(6,291)	(21,962)	(91,565)	–	–

Net expenses	5,833,861	1,278,108	1,497,779	5,285,405	171,189	821,270

Net investment income (loss)	5,509,226	2,237,936	(568,362)	2,865,354	5,904,199	22,595

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	81,530,323	11,673,492	22,983,818	36,991,207	–	22,367
Net realized gain (loss) on investments (affiliated)	–	–	–	–	9,422,366	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–	323,631	–
Net realized gain (loss) on futures contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,958,813)	–	11,932	(84,723)	–	–
Net increase from payment by affiliates (Note 3)	–	–	–	–	–	221,000

Net realized gain (loss) on investments and foreign currencies	79,571,510	11,673,492	22,995,750	36,906,484	9,745,997	243,367

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(62,017,748)	(12,582,893)	(7,926,921)	3,201,495	–	–
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–	(2,751,076)	–
Change in unrealized appreciation (depreciation) on futures contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	63,457	–	(192)	(1,453)	–	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(210,902)	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(62,165,193)	(12,582,893)	(7,927,113)	3,200,042	(2,751,076)	–

Net realized and unrealized gain (loss) on investments and foreign currencies	17,406,317	(909,401)	15,068,637	40,106,526	6,994,921	243,367

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,915,543	$1,328,535	$14,500,275	$42,971,880	$12,899,120	$265,962

*Net of foreign withholding taxes on interest and dividends of	$1,051,455	$109	$6,558	$15,245	$–	$–

**Net of foreign withholding taxes on capital gains of	$4,024	$–	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF OPERATIONS — For the Year Ended August 31, 2010 — (continued)

	SMALL CAP GROWTH FUND	SMALL CAP VALUE FUND	SOCIALLY RESPONSIBLE FUND	STRATEGIC BOND FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$165,897	$5,567,449	$12,488,630	$90,946
Dividends (affiliated)	–	–	–	–
Interest (unaffiliated)	118	21,474	13,725	26,815,218

Total investment income*	166,015	5,588,923	12,502,355	26,906,164

EXPENSES:
Investment advisory and management fees	422,022	2,523,653	1,778,652	2,257,680
Administrative service fee	34,755	266,394	498,023	288,075
Shareholder services fee	124,124	951,405	1,778,652	1,028,840
Transfer agent fees and expenses	2,789	2,447	2,447	4,500
Custodian and accounting fees	30,947	156,051	70,386	112,570
Reports to shareholders	–	276,765	84,020	48,004
Audit and tax fees	24,824	22,634	22,642	28,407
Legal fees	18,157	44,796	84,516	46,998
Trustees’ fees and expenses	120	60,002	105,530	60,336
Interest expense	–	–	–	–
Other expenses	17,957	45,021	38,473	21,276

Total expenses before fee waivers, expense reimbursements, and fees paid indirectly	675,695	4,349,168	4,463,341	3,896,686

Fees waived and expenses reimbursed by investment advisor (Note 3)	(99,759)	(733,829)	(479,160)	(234,019)
Fees paid indirectly (Note 7)	(7,084)	(24,574)	–	–

Net expenses	568,852	3,590,765	3,984,181	3,662,667

Net investment income (loss)	(402,837)	1,998,158	8,518,174	23,243,497

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	4,847,195	4,663,523	32,849,984	16,128,312
Net realized gain (loss) on investments (affiliated)	–	–	–	–
Net realized gain (loss) from capital gain distributions from underlying funds (affiliated)	–	–	–	–
Net realized gain (loss) on futures contracts	–	1,532,054	5,806,321	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	–	–	62,307
Net increase from payment by affiliates (Note 3)	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	4,847,195	6,195,577	38,656,305	16,190,619

Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(285,735)	12,749,903	(1,832,910)	15,280,978
Change in unrealized appreciation (depreciation) on investments (affiliated)	–	–	–	–
Change in unrealized appreciation (depreciation) on futures contracts	–	(943,617)	(3,204,489)	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	–	–	(25,413)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(285,735)	11,806,286	(5,037,399)	15,255,565

Net realized and unrealized gain (loss) on investments and foreign currencies	4,561,460	18,001,863	33,618,906	31,446,184

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,158,623	$20,000,021	$42,137,080	$54,689,681

*Net of foreign withholding taxes on interest and dividends of	$–	$281	$–	$14,026

**Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS

	AGGRESSIVE GROWTH LIFESTYLE FUND		CAPITAL APPRECIATION FUND		CONSERVATIVE GROWTH LIFESTYLE FUND		CORE BOND FUND
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$3,254,877	$1,626,204	$245,495	$443,377	$2,752,938	$1,939,547	$8,233,394	$8,701,792
Net realized gain (loss) on investments and foreign currencies	6,084,170	(28,254,881)	1,395,367	(16,022,420)	4,003,727	(11,567,742)	6,435,977	(6,920,989)
Net unrealized gain (loss) on investments and foreign currencies	(2,055,308)	18,732,132	1,733,969	(10,135,724)	(246,147)	8,830,618	9,424,385	6,557,132

Net increase (decrease) in net assets resulting from operations	7,283,739	(7,896,545)	3,374,831	(25,714,767)	6,510,518	(797,577)	24,093,756	8,337,935

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,628,806)	(1,922,321)	(458,586)	(56,733)	(1,939,732)	(1,434,347)	(8,876,771)	(11,242,372)
Net realized gain on securities	–	(16,646,026)	–	–	–	(936,600)	–	–

Total distributions to shareholders	(1,628,806)	(18,568,347)	(458,586)	(56,733)	(1,939,732)	(2,370,947)	(8,876,771)	(11,242,372)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	23,304,679	28,696,809	(10,824,776)	(15,492,949)	20,279,022	2,382,030	68,389,328	(46,176,230)

TOTAL INCREASE (DECREASE) IN NET ASSETS	28,959,612	2,231,917	(7,908,531)	(41,264,449)	24,849,808	(786,494)	83,606,313	(49,080,667)
NET ASSETS:
Beginning of period	93,695,809	91,463,892	48,509,903	89,774,352	57,658,580	58,445,074	159,971,202	209,051,869

End of period†	$122,655,421	$93,695,809	$40,601,372	$48,509,903	$82,508,388	$57,658,580	$243,577,515	$159,971,202

†Includes accumulated undistributed net investment income (loss) of	$3,189,827	$1,563,756	$168,205	$378,294	$2,695,043	$1,881,837	$8,162,034	$8,162,034

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	HIGH YIELD BOND FUND		INTERNATIONAL SMALL CAP EQUITY FUND		LARGE CAP VALUE FUND		MID CAP GROWTH FUND
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$19,813,752	$18,036,157	$5,509,226	$8,347,935	$2,237,936	$2,786,979	$(568,362)	$(328,925)
Net realized gain (loss) on investments and foreign currencies	3,135,730	(41,463,781)	79,571,510	(238,697,487)	11,673,492	(93,421,179)	22,995,750	(55,323,978)
Net unrealized gain (loss) on investments and foreign currencies	14,191,558	10,085,121	(62,165,193)	121,474,799	(12,582,893)	20,093,536	(7,927,113)	8,449,095

Net increase (decrease) in net assets resulting from operations	37,141,040	(13,342,503)	22,915,543	(108,874,753)	1,328,535	(70,540,664)	14,500,275	(47,203,808)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(18,592,117)	(16,902,354)	(8,411,268)	(7,222,320)	(2,822,618)	(5,298,743)	–	–
Net realized gain on securities	–	–	–	(37,148,329)	–	–	–	(869,715)

Total distributions to shareholders	(18,592,117)	(16,902,354)	(8,411,268)	(44,370,649)	(2,822,618)	(5,298,743)	–	(869,715)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	51,255,186	14,778,758	(35,903,630)	89,619,614	(10,438,605)	(75,085,149)	(9,977,544)	(7,285,965)

TOTAL INCREASE (DECREASE) IN NET ASSETS	69,804,109	(15,466,099)	(21,399,355)	(63,625,788)	(11,932,688)	(150,924,556)	4,522,731	(55,359,488)
NET ASSETS:
Beginning of period	$191,246,009	206,712,108	$562,725,332	626,351,120	$157,710,809	308,635,365	$158,841,038	214,200,526

End of period†	$261,050,118	$191,246,009	$541,325,977	$562,725,332	$145,778,121	$157,710,809	$163,363,769	$158,841,038

†Includes accumulated undistributed net investment income (loss) of	$18,940,666	$17,716,611	$2,713,203	$6,587,486	$2,044,297	$2,644,385	$(3,148)	$(123,818)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	MID CAP VALUE FUND		MODERATE GROWTH LIFESTYLE FUND		MONEY MARKET II FUND		SMALL CAP GROWTH FUND
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,865,354	$4,985,357	$5,904,199	$3,392,468	$22,595	$2,812,658	$(402,837)	$(303,461)
Net realized gain (loss) on investments and foreign currencies	36,906,484	(133,818,351)	9,745,997	(39,633,255)	243,367	122,315	4,847,195	(10,731,731)
Net unrealized gain (loss) on investments and foreign currencies	3,200,042	31,672,785	(2,751,076)	28,745,258	–	–	(285,735)	3,158,863

Net increase (decrease) in net assets resulting from operations	42,971,880	(97,160,209)	12,899,120	(7,495,529)	265,962	2,934,973	4,158,623	(7,876,329)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(5,491,988)	(2,455,687)	(3,392,906)	(3,304,776)	(22,595)	(2,812,871)	–	–
Net realized gain on securities	–	(10,286,997)	–	(3,892,788)	–	–	–	(493,157)

Total distributions to shareholders	(5,491,988)	(12,742,684)	(3,392,906)	(7,197,564)	(22,595)	(2,812,871)	–	(493,157)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(65,359,042)	(29,789,926)	41,548,016	10,774,203	(39,678,241)	(76,092,412)	1,288,170	2,618,493

TOTAL INCREASE (DECREASE) IN NET ASSETS	(27,879,150)	(139,692,819)	51,054,230	(3,918,890)	(39,434,874)	(75,970,310)	5,446,793	(5,750,993)
NET ASSETS:
Beginning of period	478,457,239	618,150,058	141,786,327	145,705,217	253,241,842	329,212,152	42,309,904	48,060,897

End of period†	$450,578,089	$478,457,239	$192,840,557	$141,786,327	$213,806,968	$253,241,842	$47,756,697	$42,309,904

†Includes accumulated undistributed net investment income (loss) of	$2,223,378	$4,668,055	$5,793,902	$3,282,609	$(5,309)	$26,499	$(2,046)	$(70,938)

See Notes to Financial Statements

VALIC Company II

STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP VALUE FUND		SOCIALLY RESPONSIBLE FUND		STRATEGIC BOND FUND
	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,998,158	$3,675,071	$8,518,174	$10,999,413	$23,243,497	$20,218,947
Net realized gain (loss) on investments and foreign currencies	6,195,577	(43,503,747)	38,656,305	(232,648,466)	16,190,619	(35,974,202)
Net unrealized gain (loss) on investments and foreign currencies	11,806,286	(6,787,341)	(5,037,399)	40,630,250	15,255,565	16,463,585

Net Increase (decrease) in net assets resulting from operations	20,000,021	(46,616,017)	42,137,080	(181,018,803)	54,689,681	708,330

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(3,699,201)	(2,764,873)	(11,153,884)	(14,145,313)	(19,122,627)	(24,084,315)
Net realized gain on securities	–	(14,835,780)	–	(2,733,593)	–	–

Total distributions to shareholders	(3,699,201)	(17,600,653)	(11,153,884)	(16,878,906)	(19,122,627)	(24,084,315)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(14,435,451)	103,411,217	(14,549,650)	(58,962,191)	75,554,122	19,978,350

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,865,369	39,194,547	16,433,546	(256,859,900)	111,121,176	(3,397,635)
NET ASSETS:
Beginning of period	345,551,404	306,356,857	656,132,184	912,992,084	351,497,822	354,895,457

End of period†	$347,416,773	$345,551,404	$672,565,730	$656,132,184	$462,618,998	$351,497,822

†Includes accumulated undistributed net investment income (loss) of	$2,153,338	$3,540,183	$8,187,030	$10,826,622	$24,504,200	$17,992,786

See Notes to Financial Statements

VALIC Company II

NOTES TO FINANCIAL STATEMENTS

Note 1 — Organization

VALIC Company II (the “Series” or “VC II”) was organized as a Delaware business trust on May 6, 1998, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to VC II, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). VC II is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 15 separate mutual funds (collectively the “Funds” or each a “Fund”), each of which issues its own class of shares of beneficial interest:

Aggressive Growth Lifestyle Fund*	Mid Cap Value Fund
Capital Appreciation Fund	Moderate Growth Lifestyle Fund*
Conservative Growth Lifestyle Fund*	Money Market II Fund
Core Bond Fund	Small Cap Growth Fund
High Yield Bond Fund	Small Cap Value Fund
International Small Cap Equity Fund	Socially Responsible Fund
Large Cap Value Fund	Strategic Bond Fund
Mid Cap Growth Fund

*	The Lifestyle Funds represent “Fund of Funds” which invest in either the VALIC Company I (“VC I”) or VC II Mutual Funds.

Each Fund is diversified with the exception of Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund and Moderate Growth Lifestyle Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under VC II’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, VC II enters into contracts that contain the obligation to indemnify others. The Funds maximum exposure under these arrangements is unknown. Currently, however, VC II expects the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates and those differences could be significant. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements:

A. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Fund uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

For the Money Market II Fund, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with rule 2a-7 under the 1940 Act, VC II’s Board of Trustees (the “Board” or the “Trustees”) has adopted procedures intended to stabilize the Money Market II Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Money Market II Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Funds’ investments are summarized into three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indicies, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Funds’ net assets as of August 31, 2010 are reported on a schedule following the Portfolio of Investments.

B. Derivative Instruments

The following tables present the value of derivatives held as of August 31, 2010, by their primary underlying risk exposure and respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the year ending August 31, 2010:

	Small Cap Value Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$3,920	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$1,532,054	$(943,617)

(1)	The Fund’s derivative contracts held during the year ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $10,742.
(3)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) of $(153,628) as reported in the Portfolio of Investments.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Socially Responsible Fund
	Asset Derivatives 2010		Liability Derivatives 2010
Derivative Contracts(1)	Statements of Assets and Liabilities Location	Fair Value	Statements of Assets and Liabilities Location	Fair Value
Equity contracts(2)(3)	Variation margin on futures contracts	$43,200	Variation margin on futures contracts	$—

Derivative Contracts(1)	Location of Gain (Loss) on Derivatives Recognized in Statement of Operations	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Equity contracts(2)(3)	Net realized gain (loss) on futures contracts/Change in unrealized appreciation (depreciation) on futures contracts	$5,806,321	$(3,204,489)

(1)	The Fund’s derivative contracts held during the year ended August 31, 2010, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for equity futures contracts was $19,329.
(3)	The variation margin on futures is included in the cumulative appreciation (depreciation) of $(107,726) as reported in the Portfolio of Investments.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. As of August 31, 2010, none of the Funds had open forward contracts.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss on the Statement of Assets and Liabilities. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk and market risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Futures Contracts. Certain of the Funds may enter into futures contracts for various purposes, including to increase or decrease exposure to equity or bond markets, or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates, or to enhance income or total return. During the year ended August 31, 2010, the Small Cap Value Fund and Socially Responsible Fund used equity futures contracts to increase exposure to equity markets. As of August 31, 2010, the following Funds had open futures contracts: Small Cap Value Fund and Socially Responsible Fund, which are reported on a schedule following each Fund’s Portfolio of Investments.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Common futures contracts include interest rate futures, single stock futures, stock index futures and currency futures. An interest rate futures contract is a contract to buy or sell specified debt securities at a future time for a fixed price. A single stock futures contract is a contract to buy a single stock at a future time for a fixed price. A stock index futures contract is similar in economic effect to a single stock futures contract, except that rather than being based on a specific security it is based on a specified index of stocks and not the stocks themselves. A currency futures contract is a contract to buy or sell a specific foreign currency at a future time for a fixed price.

A Fund’s participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as unrealized appreciation or depreciation on the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are generally conducted through regulated exchanges, which minimize counterparty credit risks.

The primary risk to the Funds of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

C. Structured Securities

Certain of the Funds may invest in structured securities for various purposes, including managing exposure to fluctuations in currency exchange rates, interest rates, commodity prices, indices or other financial indicators or for speculation. As of August 31, 2010, the Core Bond Fund held one structured security.

Structured securities include notes, bonds or debentures that provide for the payment of principal of, and/or interest in, amounts determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the “Reference”) or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of structured securities may provide that under certain circumstances no principal is due at maturity and, therefore, may result in the loss of a Fund’s entire investment in the structured security.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Structured securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or decrease in the interest rate or value of the security at maturity. In addition, the change in interest rate or the value of the security at maturity may be a multiple of the change in the value of the Reference (i.e. leveraged structured securities). Consequently, leveraged structured securities entail a greater degree of market risk than other types of debt obligations. Structured securities may also be more volatile, less liquid and more difficult to accurately price than less complex fixed income investments (i.e. investment grade corporate bonds).

The risks of investing in a particular structured security will depend on the terms of the investment; however, structured securities generally will expose the Fund to counterparty risk, illiquidity risk and market risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contract. Structured securities are typically sold in private placement transactions with no active trading market. Market risk is the risk that there will be an unfavorable change in the Reference. Investments in structured securities may be more volatile than their underlying instruments; however, generally any loss is limited to the amount of the original investment.

D. Repurchase Agreements

The Funds along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis, plus accrued interest, to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

As of August 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Ownership	Principal Amount
Small Cap Value	0.80%	$2,431,000
Socially Responsible	3.51%	10,643,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated August 31, 2010, bearing interest at a rate of 0.01% per annum, with a principal amount of $303,234,000, a repurchase price of $303,234,084, and a maturity date of September 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.50%	04/30/15	$290,315,000	$309,301,601

As of August 31, 2010, the following funds held an undivided interest in the joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Ownership	Principal Amount
Money Market II Fund	10.92%	$21,842,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated August 31, 2010, bearing interest at a rate of 0.22% per annum, with a principal amount of $200,000,000, a repurchase price of $200,001,222, and a maturity date of September 1, 2010. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	3.63%	04/15/28	$112,011,000	$204,000,034

E. Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Series does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rate.

F. Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders

Security transactions are recorded on a trade date basis. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and capital gain distributions received are recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Funds are informed

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

after the ex-dividend date. Distributions received from the Fund’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded by the Funds as a reduction to the cost basis of the securities held. Interest income is accrued daily except when collection is not expected. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends and capital gains at various rates. India, Thailand and certain other countries tax regulations require that taxes be paid on capital gains realized by the Fund.

Common expenses incurred by the Series are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Lifestyle Funds, the expenses included in the accompanying financial statements reflect the expenses of the Lifestyle Funds and do not include any expenses associated with the underlying Funds.

Dividends from net investment income, if any, are normally declared and paid annually, except for the Money Market II Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for returns ending before 2006.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC, serves as investment adviser to VC II. Certain officers and trustees of VC II are officers and directors of VALIC or affiliates of VALIC. VALIC receives from VC II a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

Aggressive Growth Lifestyle Fund	0.10%
Capital Appreciation Fund†	0.55% on first $1 billion
0.525% on asset over $1 billion
Conservative Growth Lifestyle Fund	0.10%
Core Bond Fund	0.50% on the first $200 million
0.45% on the next $300 million
0.40% on assets over $500 million
High Yield Bond Fund	0.65% on the first $150 million
0.60% on the next $350 million
0.55% on assets over $500 million
International Small Cap Equity Fund*	0.90% on the first $100 million
0.80% on the next $650 million
0.75% on assets over $750 million
Large Cap Value Fund††	0.50% on the first $500 million
0.475% on assets over $500 million
Mid Cap Growth Fund	0.80% on the first $50 million
0.75% on the next $50 million
0.70% on the next $150 million
0.65% on the next $250 million
0.60% on assets over $500 million
Mid Cap Value Fund	0.75% on the first $100 million
0.725% on the next $150 million
0.70% on the next $250 million
0.675% on the next $250 million
0.65% on the assets over $750 million
Moderate Growth Lifestyle Fund	0.10%
Money Market II Fund@	0.25%

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Small Cap Growth Fund	0.85% on the first $100 million
0.80% on assets over $100 million
Small Cap Value Fund	0.75% on the first $50 million
0.65% on the assets over $50 million
Socially Responsible Fund**	0.25% on the first $1 billion
0.24% on assets over $1 billion
Strategic Bond Fund	0.60% on the first $200 million
0.50% on the next $300 million
0.45% on assets over $500 million

*	Prior to December 14, 2009, the advisory fee for International Small Cap Equity Fund was 0.90% on the first $100 million and 0.80% on assets over $100 million.
**	Prior to December 1, 2009, the advisory fee for Socially Responsible Fund was 0.25% on all assets.
†	Prior to June 1, 2010, the Capital Appreciation Fund’s advisory fee rate was 0.55% on all assets.
††	Prior to June 7, 2010, the Large Cap Value Fund’s advisory fee rate was 0.50% on all assets.
@	The Advisor may voluntarily waive investment advisory fees to avoid a negative yield on the Money Market II Fund. The voluntary waivers may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers may change on a day-to-day basis. There is no guarantee that the Money Market II Fund will be able to avoid a negative yield. For the year ended August 31, 2010, the amount of investment advisory fees waived were $459,255.

VALIC entered into sub-advisory agreements with the following:

Bridgeway Capital Management, Inc.—subadviser for the Capital Appreciation Fund.

FAF Advisors, Inc.—subadviser for a portion of the Mid Cap Value Fund.

Invesco Advisers, Inc.(2) —subadviser for the Mid Cap Growth Fund and a portion of International Small Cap Equity Fund.

Janus Capital Management, LLC (“Janus”)(4)—subadviser for a portion of the Large Cap Value Fund.

J.P. Morgan Investment Management, Inc. (“JPMIM”)—subadviser for the Small Cap Growth Fund and a portion of the Small Cap Value Fund.

Metropolitan West Capital Management, LLC (“MetWest Capital”)(1)—subadviser for a portion of the Small Cap Value Fund.

PineBridge Investments, LLC (“PineBridge”)†—subadviser for the Strategic Bond Fund, Core Bond Fund, Aggressive, Moderate and Conservative Growth Lifestyle Funds and a portion of the International Small Cap Equity Fund.

The Boston Co. Asset Management, LLC (“The Boston Co.”)(4)—subadviser for a portion of the Large Cap Value Fund.

SunAmerica Asset Management Corp. (“SunAmerica”)(1)(3)—subadviser for the Money Market II Fund, Socially Responsible Fund, and a portion of the Small Cap Value Fund.

Wellington Management Co. LLP—subadviser for the High Yield Bond Fund and a portion of the Mid Cap Value Fund.

†	Formerly known as AIG Global Investment Corp.
(1)	Effective February 8, 2010, MetWest Capital and SunAmerica became subadvisers for the Small Cap Value Fund, each managing a portion of the assets of the Fund. JPMIM continues to manage a portion of the assets of the Small Cap Value Fund.
(2)	Effective December 14, 2009, Invesco Advisers became a sub-adviser for a portion of International Small Cap Equity Fund, managing a portion of the assets of the Fund. PineBridge continues to manage a portion of the assets of the International Small Cap Equity Fund.
(3)	Effective December 1, 2009, SunAmerica replaced PineBridge as subadviser for a portion of the Socially Responsible Fund.
(4)	Effective June 7, 2010, the Boston Co. and Janus replaced SSgA Funds Management, Inc. as subadvisers for the Large Cap Value Fund, each managing a portion of the assets of the Fund.

The subadvisers are compensated for their services by VALIC.

VALIC contractually agreed to waive fees and/or reimburse expenses, if necessary, at or below the following percentages of each Fund’s average net assets through December 31, 2010. For the purposes of waived fee and/or reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principles, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely, subject to termination by the Board, including a majority of the Trustees who are not deemed to be interested persons of the Fund or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

Fund	Maximum Expense Limitation
Aggressive Growth Lifestyle	0.10%
Capital Appreciation	0.85%
Conservative Growth Lifestyle	0.10%
Core Bond	0.77%
High Yield Bond†	0.96%
International Small Cap Equity	1.00%

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Maximum Expense Limitation
Large Cap Value	0.81%
Mid Cap Growth	0.85%
Mid Cap Value	1.05%
Moderate Growth Lifestyle	0.10%
Money Market II	0.55%
Small Cap Growth	1.16%
Small Cap Value	0.95%
Socially Responsible	0.56%
Strategic Bond	0.89%

†	Effective January 1, 2010 the expense limitation for High Yield Bond Fund was changed from 0.99% to 0.96%.

For the period ended August 31, 2010, VALIC reimbursed expenses as follows:

Fund	Amount
Aggressive Growth Lifestyle	$112,883
Capital Appreciation	102,255
Conservative Growth Lifestyle	90,114
Core Bond	252,575
High Yield Bond	209,240
International Small Cap Equity	1.498,971
Large Cap Value	185,586
Mid Cap Growth	535,730
Mid Cap Value	314,314
Moderate Growth Lifestyle	129,768
Money Market II	145,458
Small Cap Growth	99,759
Small Cap Value	733,829
Socially Responsible	479,160
Strategic Bond	234,019

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into an Administrative Services Agreement with SunAmerica (“Administrator”). SunAmerica receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.07% based on the average daily net asset value of the Fund. Pursuant to the Administrative Services Agreement, SunAmerica provides administrative services to the Board, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the period ended August 31, 2010, VC II accrued $2,578,875 for accounting and administrative services.

VC II, on behalf of each Fund, has entered into a Transfer Agency and Services Agreement with VALIC. VALIC receives from the Series and VCI an annual fee of $132,510, which is allocated to each Fund based on shareholder accounts. Under this agreement, VALIC provides services which include the issuance and redemption of shares, payment of dividends between VC II and their “Institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of accounts and tax reporting. In addition to the above, VALIC provides “Blue Sky” registration and reporting for the Fund to offer shares in applicable states and to effect and maintain, as the case may be, including but not limited to, the qualification of shares of the Fund that are sold outside of the variable annuity or variable universal life and are for sale under the securities laws of the jurisdictions to qualified plans. For the period ended August 31, 2010, VC II accrued $41,494 in transfer agency and services fees.

VC II, on behalf of each Fund, other than the Lifestyle Funds, has entered into a Shareholder Services Agreement with VALIC. Under the agreement, VALIC provides record keeping, account maintenance, and other administrative and shareholder services for contract owners and participants. VALIC receives from each Fund, other than the Lifestyle Funds, an annual fee of 0.25% based on average daily net assets of the Fund. For the period ended August 31, 2010, VC II accrued $9,210,265 in shareholder service expenses.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent trustees who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferred payment was made in March of 2001. Under the deferred compensation plan, Trustees may elect to defer all or a portion of their compensation. Amounts deferred may be invested in up to six different affiliated mutual funds that are specified in the plan as selected by the trustees. Obligations under the deferred compensation plan represents unsecured claims against the general assets of the Funds. For the period ended August 31, 2010, VC II has deferred $13,599 of trustee compensation.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

On January 23, 2001, the Board approved a retirement plan for its independent trustees who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The Series and VC I are responsible for the payment of the retirement benefits, as well as all administration expenses of the plan. Generally, benefits vested under the plan are payable for a ten-year period upon retirement and are based upon each Trustee’s years of service. In the event of a Trustee’s death prior to complete distribution of benefits, the Trustee’s beneficiary or estate will be entitled to receive installment payments or a discounted lump-sum payments of the remaining benefits.

Effective April 27, 2009, the Retirement Plan was terminated. As a result of terminating the retirement plan, (1) the Retirement Plan was frozen as to future accruals for active Participants as of December 31, 2008, and (2) permits active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2010. On May 24, 2010, VC II made lump sum payments to the Directors in accordance with the terms of the Retirement Plan.

The following amounts for the retirement plan liability are included in the Trustees’ fees and expenses line on the Statement of Assets and Liabilities and the amounts for the retirement plan expenses are included in the Trustees’ fees and expenses on the Statement of Operations:

	Retirement Plan Liability as of August 31, 2010	Retirement Plan Expense	Retirement Plan Payments
Fund		For the period ended August 31, 2010
Aggressive Growth Lifestyle	$—	$1,070	$64,916
Capital Appreciation	83	—	66,186
Conservative Growth Lifestyle	—	—	46,476
Core Bond	362	—	135,520
High Yield Bond	439	7,329	127,420
International Small Cap Equity	1,119	18,094	356,996
Large Cap Value	300	—	177,771
Mid Cap Growth	347	6,010	99,898
Mid Cap Value	998	—	379,234
Moderate Growth Lifestyle	—	—	103,507
Money Market II	428	—	187,226
Small Cap Growth	91	—	54,297
Small Cap Value	733	21,282	183,096
Socially Responsible	1,371	24,403	424,948
Strategic Bond	791	18,818	209,313

At August 31, 2010, VALIC, through its insurance company separate accounts, owned over five percent of the outstanding shares of the following Funds:

Fund	VALIC
Aggressive Growth Lifestyle	100.00%
Capital Appreciation	100.00%
Conservative Growth Lifestyle	100.00%
Core Bond	100.00%
High Yield Bond	99.92%
International Small Cap Equity	100.00%
Large Cap Value	100.00%
Mid Cap Growth	100.00%
Mid Cap Value	98.96%
Moderate Growth Lifestyle	100.00%
Money Market II	100.00%
Small Cap Growth	100.00%
Small Cap Value	100.00%
Socially Responsible	100.00%
Strategic Bond	99.82%

As disclosed in the portfolio of investments, certain Funds own securities issued by AIG or an affiliate thereof. As of August 31, 2010, the following Funds recorded realized gains (losses) and income on security transactions of AIG and subsidiaries of AIG as follows:

Fund	Security	Income	Capital Gain Distribution Received
Aggressive Growth Lifestyle	Various VC I and II Funds*	$3,366,461	$321,851
Conservative Growth Lifestyle	Various VC I and II Funds*	2,822,881	68,261
Large Cap Value	VC I Money Market Fund	145	—
Moderate Growth Lifestyle	Various VC I and II Funds*	6,075,348	323,631

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Security	Market Value at 08/31/09	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Market Value at 08/31/10
Aggressive Growth Lifestyle	Various VCI and VC II Funds*	$93,779,196	$72,540,605†	$47,469,105	$5,762,319	(2,055,308)	$122,557,707
Conservative Growth Lifestyle	Various VCI and VC II Funds*	57,736,775	49,291,644†	28,274,578	3,935,466	(246,147)	$82,443,160
Large Cap Value	VC I Money Market Fund	958,928	12,001,008	12,959,936	—	—	—
Moderate Growth Lifestyle	Various VCI and VC II Funds*	141,931,692	101,334,255†	57,194,286	9,422,366	(2,751,076)	$192,742,951

*	See Portfolio of Investments for details.
†	Includes reinvestment of distributions paid.

As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Money Market II Fund, VALIC made capital contributions to the Money Market II Fund in the amount of $221,000 for the year ended August 31, 2010.

On March 4, 2009, AIG, the ultimate parent of VALIC, the Funds’ investment adviser, American General Distributors, Inc., the Funds’ distributor and SunAmerica, the subadvisor to the Money Market II Fund, Small Cap Value Fund and Socially Responsible Fund and the Funds’ administrator issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the “FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. As of September 30, 2010, the Trust had approximately 79.8% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.8% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted.

Note 4 — Investment Activity

The cost of purchases and proceeds from sales and maturities of long-term investments, during the period ended August 31, 2010, were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Aggressive Growth Lifestyle	$72,540,605	$47,469,105	$—	$—
Capital Appreciation	25,907,769	37,090,315	—	—
Conservative Growth Lifestyle	49,291,644	28,274,578	—	—
Core Bond	312,307,486	286,381,481	99,219,584	47,893,330
High Yield Bond	166,310,358	106,002,998	—	—
International Small Cap Equity	710,666,311	734,124,181	—	—
Large Cap Value	344,765,948	358,820,135	—	—
Mid Cap Growth	126,628,936	151,954,888	—	—
Mid Cap Value	401,887,346	472,766,116	—	—
Moderate Growth Lifestyle	101,334,255	57,194,287	—	—
Small Cap Growth	40,338,290	38,575,250	—	—
Small Cap Value	476,878,602	484,519,272	938,593	1,505,000
Socially Responsible	674,553,576	667,754,798	—	—
Strategic Bond	560,371,851	490,000,088	51,271,561	42,100,556

Note 5 — Federal Income Taxes

The following tables detail the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, and derivative transactions. Also included in the following tables are the capital loss carryforwards at August 31, 2010.

The information in the following table is presented on the basis of cost for federal income tax purposes at August 31, 2010:

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aggressive Growth Lifestyle	$137,958,000	$12,836,193	$(28,236,486)	$(15,400,293)
Capital Appreciation	40,888,046	3,875,957	(3,201,040)	674,917
Conservative Growth Lifestyle	78,216,000	7,753,645	(3,526,485)	4,227,160
Core Bond	237,656,848	10,568,527	(2,411,212)	8,157,315
High Yield Bond	252,377,150	17,111,024	(15,569,809)	1,541,215
International Small Cap Equity	529,640,355	57,290,957	(47,419,203)	9,871,754

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Fund	Identified Cost of Investments Owned	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Value	$154,358,160	$3,817,516	$(13,003,351)	$(9,185,835)
Mid Cap Growth	155,249,725	18,463,564	(11,657,924)	6,805,640
Mid Cap Value	445,711,827	45,442,342	(35,309,703)	10,132,639
Moderate Growth Lifestyle	188,780,368	21,718,281	(17,755,698)	3,962,583
Money Market II	213,786,591	—	—	—
Small Cap Growth	48,476,291	6,032,406	(6,665,193)	(632,787)
Small Cap Value	371,004,339	22,635,863	(47,460,524)	(24,824,661)
Socially Responsible	708,548,536	46,515,615	(83,235,363)	(36,719,748)
Strategic Bond	441,508,585	23,793,467	(9,228,968)	14,564,499

The tax character of distributions paid may differ from the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income distributions for tax purposes. The tax basis distributable earnings at August 31, 2010 and the tax character of distributions paid during the year ended August 31, 2010 were as follows:

	Distributable Earnings			Tax Distributions
Fund	Ordinary Income	Long-Term Gains/ Capital Loss Carryover And Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$3,191,507	$(11,799,124)	$(15,400,293)	$1,628,806	$—
Capital Appreciation	170,287	(23,406,244)	674,917	458,586	—
Conservative Growth Lifestyle	2,696,341	(6,227,414)	4,227,160	1,939,732	—
Core Bond	8,197,945	(3,339,416)	8,157,315	8,876,771	—
High Yield Bond	20,097,831	(40,555,956)	1,541,215	18,592,117	—
International Small Cap Equity	6,066,669	(219,901,505)	9,669,182	8,411,268	—
Large Cap Value	2,048,446	(107,900,299)	(9,185,835)	2,822,618	—
Mid Cap Growth	—	(46,019,225)	6,805,611	—	—
Mid Cap Value	3,681,651	(117,945,422)	10,133,401	5,491,988	—
Moderate Growth Lifestyle	5,796,656	(17,916,871)	3,962,583	3,392,906	—
Money Market II	—	(367,854)	—	22,595	—
Small Cap Growth	—	(6,285,157)	(632,787)	—	—
Small Cap Value	4,667,231	(7,690,530)	(24,824,661)	3,699,201	—
Socially Responsible	8,195,892	(218,370,738)	(36,719,748)	11,153,884	—
Strategic Bond	24,935,131	(22,778,196)	14,586,922	19,122,627	—

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

The tax character of distributions paid during the year ended August 31, 2009 were as follows:

	Tax Distributions
Fund	Ordinary Income	Long-Term Capital Gains
Aggressive Growth Lifestyle	$14,114,539	$4,453,808
Capital Appreciation	56,733	—
Conservative Growth Lifestyle	1,451,543	919,404
Core Bond	11,242,372	—
High Yield Bond	16,902,354	—
International Small Cap Equity	19,860,497	24,510,152
Large Cap Value	5,298,743	—
Mid Cap Growth	—	869,715
Mid Cap Value	3,026,404	9,716,280
Moderate Growth Lifestyle	3,320,144	3,877,420
Money Market II	2,812,871	—
Small Cap Growth	—	493,157
Small Cap Value	4,356,332	13,244,321
Socially Responsible	14,145,314	2,733,592
Strategic Bond	24,084,315	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

As of August 31, 2010, the Funds indicated below have capital loss carryforwards, which expire in the year indicated and are available to offset future capital gains, if any:

	Capital Loss Carryforward
Fund	2011	2012	2013	2014	2015	2016	2017	2018
Aggressive Growth Lifestyle	$—	$—	$—	$—	$—	$—	$1,066,859	$10,732,265
Capital Appreciation	6,282,529	2,100,734	408,479	—	—	—	2,028,851	12,585,651
Conservative Growth Lifestyle	—	—	—	—	—	—	1,938,895	4,288,519
Core Bond	—	—	—	—	—	—	3,339,416	—
High Yield Bond	—	—	—	—	—	463,115	7,727,996	32,364,845
International Small Cap Equity	—	—	—	—	—	—	92,725,555	127,175,950
Large Cap Value	—	—	—	—	—	4,785,556	57,169,847	45,944,896
Mid Cap Growth	—	—	—	—	—	—	26,766,815	19,252,410
Mid Cap Value	—	—	—	—	—	—	64,571,883	53,373,539
Moderate Growth Lifestyle	—	—	—	—	—	—	2,577,826	15,339,045
Money Market II	—	—	—	—	—	—	367,854	—
Small Cap Growth	—	—	—	—	—	—	2,808,475	3,476,682
Small Cap Value	—	—	—	—	—	—	5,812,436	1,878,094
Socially Responsible	—	—	—	—	—	—	98,423,478	119,947,260
Strategic Bond	—	—	—	—	—	87,486	9,412,743	13,277,967

The Funds indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the current year. Additionally, the Funds indicated the following capital loss carryforwards expired during the current year.

Fund	Capital Loss Carryforward Utilized	Capital Loss Carryforward Expired
Aggressive Growth Lifestyle	$—	$—
Capital Appreciation	—	1,614,514
Conservative Growth Lifestyle	—	—
Core Bond	2,063,548	—
High Yield Bond	—	—
International Small Cap Equity	—	—
Large Cap Value	—	—
Mid Cap Growth	—	—
Mid Cap Value	—	—
Moderate Growth Lifestyle	—	—
Money Market II	243,609	—
Small Cap Growth	—	—
Small Cap Value	—	—
Socially Responsible	—	—
Strategic Bond	—	—

Under the tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Fund’s fiscal year end may be deferred as occurring on the first day of the following year. For the fiscal year ended August 31, 2010, the Funds elected to defer capital losses as follows:

Fund	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Aggressive Growth Lifestyle	$210,807	$—
Capital Appreciation	—	—
Conservative Growth Lifestyle	57,748	—
Core Bond	—	—
High Yield Bond	1,644,330	—
International Small Cap Equity	—	1,343,645
Large Cap Value	6,520,626	—
Mid Cap Growth	—	—
Mid Cap Value	—	73,876
Moderate Growth Lifestyle	—	—
Money Market II	242	—
Small Cap Growth	264,583	—
Small Cap Value	27,148,456	—
Socially Responsible	19,843,134	—
Strategic Bond	—	—

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

For the period ended August 31, 2010, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to tax treatment of net investment losses, principal paydown adjustments, non-deductible expenses, disposition of passive foreign investment companies securities, dispositions of partnership interests, expired capital loss carryforwards, and foreign currency transactions to the components of net assets as follows:

Fund	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
Aggressive Growth Lifestyle	$—	$—	$—
Capital Appreciation	3,002	1,611,512	(1,614,514)
Conservative Growth Lifestyle	—	—	—
Core Bond	161,263	(161,263)	—
High Yield Bond	2,420	(2,420)	—
International Small Cap Equity	(972,241)	972,241	—
Large Cap Value	(15,406)	—	15,406
Mid Cap Growth	689,032	(19,901)	(669,131)
Mid Cap Value	181,957	(182,928)	971
Moderate Growth Lifestyle	—	—	—
Money Market II	(31,808)	—	31,808
Small Cap Growth	471,729	—	(471,729)
Small Cap Value	314,198	(373,143)	58,945
Socially Responsible	(3,882)	—	3,882
Strategic Bond	2,390,544	(2,390,544)	—

Note 6 — Capital Share Transactions

Transactions in capital shares of each Fund were as follows:

	Aggressive Growth Lifestyle				Capital Appreciation
	For the year ended August 31, 2010		For the year ended August 31, 2009		For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,506,202	$33,912,710	3,637,116	$24,145,585	483,753	$4,069,383	6,042,880	$42,025,732
Reinvested dividends	217,464	1,628,806	3,246,215	18,568,347	54,464	458,586	9,077	56,733
Shares redeemed	(1,629,542)	(12,236,837)	(2,031,987)	(14,017,123)	(1,925,286)	(15,352,745)	(8,358,861)	(57,575,414)

Net increase (decrease)	3,094,124	$23,304,679	4,851,344	$28,696,809	(1,387,069)	$(10,824,776)	(2,306,904)	$(15,492,949)

	Conservative Growth Lifestyle				Core Bond
	For the year ended August 31, 2010		For the year ended August 31, 2009		For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,149,945	$32,073,737	2,324,504	$20,426,844	10,107,278	$103,315,190	8,848,969	$81,631,099
Reinvested dividends	194,362	1,939,732	283,606	2,370,947	903,948	8,876,771	1,273,202	11,242,372
Shares redeemed	(1,346,849)	(13,734,447)	(2,318,797)	(20,415,761)	(4,255,199)	(43,802,633)	(14,798,816)	(139,049,701)

Net increase (decrease)	1,997,458	$20,279,022	289,313	$2,382,030	6,756,027	$68,389,328	(4,676,645)	$(46,176,230)

	High Yield Bond				International Small Cap Equity
	For the year ended August 31, 2010		For the year ended August 31, 2009		For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,347,737	$59,667,841	8,118,492	$48,446,436	3,076,691	$35,253,517	12,654,204	$130,918,500
Reinvested dividends	2,714,178	18,592,117	3,394,047	16,902,354	742,389	8,411,268	4,935,556	44,370,649
Shares redeemed	(3,798,023)	(27,004,772)	(7,839,847)	(50,570,032)	(7,002,879)	(79,568,415)	(9,157,588)	(85,669,535)

Net increase (decrease)	7,263,892	$51,255,186	3,672,692	$14,778,758	(3,183,799)	$(35,903,630)	8,432,172	$89,619,614

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

	Large Cap Value				Mid Cap Growth
	For the year ended August 31, 2010		For the year ended August 31, 2009		For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,301,568	$12,848,212	3,410,696	$31,880,879	1,948,812	$12,614,830	3,834,838	$18,810,279
Reinvested dividends	288,611	2,822,618	616,133	5,298,743	—	—	198,113	869,715
Shares redeemed	(2,664,449)	(26,109,435)	(11,876,207)	(112,264,771)	(3,391,298)	(22,592,374)	(5,451,442)	(26,965,959)

Net increase (decrease)	(1,074,270)	$(10,438,605)	(7,849,378)	$(75,085,149)	(1,442,486)	$(9,977,544)	(1,418,491)	$(7,285,965)

	Mid Cap Value				Moderate Growth Lifestyle
	For the year ended August 31, 2010		For the year ended August 31, 2009		For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,861,185	$39,379,374	6,510,404	$70,686,565	5,415,994	$58,823,311	3,243,677	$29,608,043
Reinvested dividends	397,394	5,491,988	1,308,284	12,742,684	315,913	3,392,906	847,770	7,197,564
Shares redeemed	(7,796,237)	(110,230,404)	(10,556,581)	(113,219,175)	(1,908,130)	(20,668,201)	(2,866,116)	(26,031,404)

Net increase (decrease)	(4,537,658)	$(65,359,042)	(2,737,893)	$(29,789,926)	3,823,777	$41,548,016	1,225,331	$10,774,203

	Money Market II				Small Cap Growth
	For the year ended August 31, 2010		For the year ended August 31, 2009		For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	64,832,762	$64,832,914	141,264,763	$141,264,763	1,206,011	$12,383,987	1,577,913	$12,168,853
Reinvested dividends	22,595	22,595	2,812,871	2,812,871	—	—	68,781	493,157
Shares redeemed	(104,533,734)	(104,533,750)	(220,170,046)	(220,170,046)	(1,070,476)	(11,095,817)	(1,295,696)	(10,043,517)

Net increase (decrease)	(39,678,377)	$(39,678,241)	(76,092,412)	$(76,092,412)	135,535	$1,288,170	350,998	$2,618,493

	Small Cap Value				Socially Responsible
	For the year ended August 31, 2010		For the year ended August 31, 2009		For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,022,790	$32,659,181	13,117,309	$109,310,853	5,329,875	$51,833,705	7,569,714	$60,850,253
Reinvested dividends	347,343	3,699,201	2,133,412	17,600,653	1,141,646	11,153,884	2,309,016	16,878,906
Shares redeemed	(4,526,247)	(50,793,833)	(2,543,446)	(23,500,289)	(7,928,619)	(77,537,239)	(16,526,587)	(136,691,350)

Net increase (decrease)	(1,156,114)	$(14,435,451)	12,707,275	$103,411,217	(1,457,098)	$(14,549,650)	(6,647,857)	$(58,962,191)

	Strategic Bond
	For the year ended August 31, 2010		For the year ended August 31, 2009
	Shares	Amount	Shares	Amount
Shares sold	8,058,740	$86,339,594	8,671,352	$83,320,957
Reinvested dividends	1,845,813	19,122,627	2,843,485	24,084,315
Shares redeemed	(2,799,571)	(29,908,099)	(9,334,223)	(87,426,922)

Net increase (decrease)	7,104,982	$75,554,122	2,180,614	$19,978,350

Note 7 — Expense Reductions

Through expense offset arrangements, resulting from broker commission recapture, a portion of the Fund’s expenses have been reduced. For the period ended August 31, 2010, the amount of expense reductions received by each fund, used to offset the Fund’s non-affiliated expenses, were as follows:

Fund	Expense Reductions
Large Cap Value	$6,291
Mid Cap Growth	21,962
Mid Cap Value	91,565
Small Cap Growth	7,084
Small Cap Value	24,574

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 8 — Investment Concentration

The High Yield Bond Fund’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Core Bond Fund, Money Market II Fund and Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the U.S. Government agencies or instrumentalities. At the end of the period, the Funds had 34.8%, 59.4% and 10.9%, respectively, of their total net assets invested in such securities.

Some of the Funds may invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Small Cap Equity Fund. At the end of the period, the International Small Cap Equity Fund had 20.5% of its net assets invested in equity securities domiciled in Japan.

Each Fund, except the Money Market II Fund, the Lifestyle Funds and the Small Cap Value Fund, may invest in international bonds, which include U.S. dollar-denominated bonds issued by foreign corporations for which the primary trading market is in the United States (“Yankee Bonds”), or for which the primary trading market is abroad (“Euro Bonds”). International bonds may involve special risks and considerations not typically associated with investing in U.S. companies, including differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. As a result of the Strategic Bond Fund’s concentration in such investments, it may be subject to risks associated with the international bonds. At the end of the period, the Fund had 20.4% of its total net assets invested in such securities.

Note 9 — Lines of Credit

The Series and VCI have established an $85 million committed and $40 million uncommitted line of credit with State Street Bank & Trust Company, the Funds’ custodian. Interest is currently payable at the greater of (i) Federal Funds Rate plus 125 basis points or (ii) overnight LIBOR plus 125 basis points on the committed line and State Street’s discretionary bid rate on the uncommitted line of credit. Prior to October 16, 2009, the interest was payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company’s discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 15 basis points per annum for the daily unused portion of the committed line of credit, paid quarterly in arrears, which is included in other expenses on the Statement of Operations. Prior to October 16, 2009, the commitment fee was 10 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the Fund’s shortfall exceeds $100,000.

For the period ended August 31, 2010, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Capital Appreciation	24	$557	$1,231,798	1.36%
International Small Cap Equity	125	2,778	538,698	1.52%
Mid Cap Value	27	778	678,253	1.53%

As of August 31, 2010, none of the Funds had outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the Securities and Exchange Commission, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended August 31, 2010, none of the Funds participated in this program.

VALIC Company II

NOTES TO FINANCIAL STATEMENTS — (continued)

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated Funds under certain conditions approved by the Board of Trustees of VALIC Company II. The affiliated Funds involved in such transactions must have a common investment adviser (or affiliated investment adviser), common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price.

For the period ended August 31, 2010, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceed from Sales	Realized Gain/Loss
Core Bond	$2,095,086	$—	$—
Mid Cap Growth	8,334,474	4,561,292	1,172,349
Mid Cap Value	257,932	—	—

During the period, the following Funds incurred brokerage commissions with affiliated brokers which are affiliates of a sub-advisor.

Large Cap Value
Perishing, LLC	$380

Note 12 — Subsequent Event

Mid Cap Growth Fund. At a meeting on October 25-26, 2010, the Board of VALIC Company II (“VC II”) approved the termination of Invesco Advisers, Inc. as the sub-adviser to the Mid Cap Growth Fund (the “Fund”) and approved the engagement of Columbia Management Investment Advisers, LLC (“Columbia”) as sub-adviser to the Fund. The Board approved a new investment sub-advisory agreement between VALIC and Columbia (the “Columbia Sub-advisory Agreement”). With respect to the Columbia Sub-advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the change of sub-adviser will be mailed to the shareholders of the Fund. The effective date of the Columbia Sub-advisory Agreement will occur on or about December 1, 2010.

Mid Cap Value Fund. The current sub-adviser of the Mid Cap Value Fund (the “Fund”), FAF Advisors, Inc. (“FAF”), along with its parent, U.S. Bank National Association, has entered into an agreement whereby Nuveen Investments, Inc. will acquire FAF’s long-term asset management business (the “Transaction”). FAF’s long-term asset management business will be combined with the asset management business of Nuveen Asset Management, Inc. (“Nuveen”), which is a subsidiary of Nuveen Investments, Inc.

Upon the closing of the Transaction, a change of control of FAF will constitute an “assignment”, as such term is defined by Section 2(a)(4) of the 1940 Act. As required by Section 15(a)(4) of the 1940 Act, the existing investment sub-advisory agreement between VALIC and FAF provides for automatic termination upon assignment, and pursuant to the terms of an exemptive order for the Securities and Exchange Commission, VALIC is permitted, under certain conditions and subject to board approval, to continue the employment of existing subadvisers and to enter into new subadvisory agreements with such subadvisers without obtaining shareholder approval.

Effective October 26, 2010, the Board of VC II approved a new investment sub-advisory agreement between VALIC and Nuveen (or a subsidiary of Nuveen) (the “Nuveen Sub-advisory Agreement”). The Nuveen Sub-advisory Agreement will become effective upon the closing of the Transaction, which is anticipated to close by December 31, 2010.

VALIC Company II

FINANCIAL HIGHLIGHTS

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Aggressive Growth Lifestyle Fund										Capital Appreciation Fund
	Year Ended August 31,										Year Ended August 31,
	2010		2009		2008		2007		2006		2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$6.96		$10.63		$12.59		$11.71		$10.98		$7.51	$10.24	$10.83	$8.90		$8.90

Income (loss) from investment operations:
Net investment income (loss)(d)	0.22		0.14		0.24		0.23		0.15		0.05	0.05	0.01	0.04		0.02
Net realized and unrealized gain (loss) on investments and foreign currencies	0.35		(1.71)		(1.25)		1.64		1.00		0.54	(2.77)	(0.57)	1.91		(0.01)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	0.00		–

Total income (loss) from investment operations	0.57		(1.57)		(1.01)		1.87		1.15		0.59	(2.72)	(0.56)	1.95		0.01

Distributions from:
Net investment income	(0.12)		(0.22)		(0.19)		–		(0.18)		(0.09)	(0.01)	(0.03)	(0.02)		(0.01)
Net realized gain on securities	–		(1.88)		(0.76)		(0.99)		(0.24)		–	–	–	–		–

Total distributions	(0.12)		(2.10)		(0.95)		(0.99)		(0.42)		(0.09)	(0.01)	(0.03)	(0.02)		(0.01)

Net asset value at end of period	$7.41		$6.96		$10.63		$12.59		$11.71		$8.01	$7.51	$10.24	$10.83		$8.90

TOTAL RETURN(a)	8.11%		(10.48)%		(8.92)%		16.53%		10.65%		7.79%	(26.59)%	(5.18)%	21.90	%(e)	0.06%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.10	%(f)	0.85%	0.85%	0.85%	0.85%		0.85%
Ratio of expenses to average net assets(c)	0.20	%(f)	0.26	%(f)	0.23	%(f)	0.23	%(f)	0.29	%(f)	1.08%	1.06%	1.01%	1.03%		1.03%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	0.00%		–
Ratio of net investment income (loss) to average net assets(b)	2.92	%(f)	2.16	%(f)	2.15	%(f)	1.93	%(f)	1.31	%(f)	0.56%	0.74%	0.05%	0.38%		0.21%
Ratio of net investment income (loss) to average net assets(c)	2.81	%(f)	2.01	%(f)	2.02	%(f)	1.80	%(f)	1.12	%(f)	0.33%	0.53%	(0.11)%	0.19%		0.03%
Portfolio turnover rate	43%		151%		119%		53%		79%		61%	54%	57%	32%		169%
Number of shares outstanding at end of period (000’s)	16,549		13,454		8,603		6,530		4,612		5,069	6,456	8,763	7,779		7,797
Net assets at the end of period (000’s)	$122,655		$93,696		$91,464		$82,221		$53,987		$40,601	$48,510	$89,774	$84,269		$69,412

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Does not include underlying fund expenses that the Fund bears indirectly.

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Conservative Growth Lifestyle Fund										Core Bond Fund
	Year Ended August 31,										Year Ended August 31,
	2010		2009		2008		2007		2006		2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$9.60		$10.23		$11.29		$10.70		$10.81		$9.96	$10.08	$10.17	$10.09		$10.06

Income (loss) from investment operations:
Net investment income (loss)(d)	0.39		0.33		0.27		0.19		0.15		0.42	0.51	0.51	0.48		0.49
Net realized and unrealized gain (loss) on investments and foreign currencies	0.63		(0.53)		(0.72)		0.99		0.42		0.82	0.09	(0.28)	(0.11)		(0.31)
Net increase from payments by affiliates	–		–		–		–		–		–	–	–	–		–

Total income (loss) from investment operations	1.02		(0.20)		(0.45)		1.18		0.57		1.24	0.60	0.23	0.37		0.18

Distributions from:
Net investment income	(0.31)		(0.26)		(0.16)		–		(0.18)		(0.52)	(0.72)	(0.32)	(0.29)		(0.13)
Net realized gain on securities	–		(0.17)		(0.45)		(0.59)		(0.50)		–	–	–	–		(0.02)

Total distributions	(0.31)		(0.43)		(0.61)		(0.59)		(0.68)		(0.52)	(0.72)	(0.32)	(0.29)		(0.15)

Net asset value at end of period	$10.31		$9.60		$10.23		$11.29		$10.70		$10.68	$9.96	$10.08	$10.17		$10.09

TOTAL RETURN(a)	10.69%		(1.36)%		(4.36)%		11.28%		5.50%		12.95%	6.87%	2.24%	3.67%		1.82%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.77%	0.77%	0.77%	0.77%		0.77%
Ratio of expenses to average net assets(c)	0.23	%(e)	0.31	%(e)	0.27	%(e)	0.28	%(e)	0.33	%(e)	0.90%	0.98%	0.93%	0.93%		1.03%
Ratio of expense reductions to average net assets	–		–		–		–		–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	3.93	%(e)	3.84	%(e)	2.58	%(e)	1.75	%(e)	1.38	%(e)	4.23%	5.38%	4.97%	4.84%		4.91%
Ratio of net investment income (loss) to average net assets(c)	3.81	%(e)	3.63	%(e)	2.40	%(e)	1.57	%(e)	1.15	%(e)	4.10%	5.17%	4.80%	4.68%		4.66%
Portfolio turnover rate	40%		180%		107%		75%		81%		178%	134%	158%	180	%(f)	206	%(f)
Number of shares outstanding at end of period (000’s)	8,001		6,004		5,715		4,332		3,488		22,810	16,054	20,731	20,671		10,802
Net assets at the end of period (000’s)	$82,508		$57,659		$58,445		$48,897		$37,309		$243,578	$159,971	$209,052	$210,322		$109,007

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.
(f)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006
Core Bond	155%	202%

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	High Yield Bond Fund						International Small Cap Equity Fund
	Year Ended August 31,						Year Ended August 31,
	2010	2009	2008	2007	2006		2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$6.78	$8.43	$9.10	$9.32	$8.87		$10.95	$14.58	$19.78	$16.80		$14.05

Income (loss) from investment operations:
Net investment income (loss)(d)	0.60	0.68	0.72	0.69	0.63		0.11	0.16	0.16	0.16		0.11
Net realized and unrealized gain (loss) on investments and foreign currencies	0.60	(1.61)	(0.87)	(0.26)	0.07		0.33	(2.92)	(3.62)	3.68		2.87
Net increase from payments by affiliates	–	–	–	–	0.00		–	–	–	0.00		0.00

Total income (loss) from investment operations	1.20	(0.93)	(0.15)	0.43	0.70		0.44	(2.76)	(3.46)	3.84		2.98

Distributions from:
Net investment income	(0.62)	(0.72)	(0.50)	(0.44)	(0.16)		(0.16)	(0.14)	(0.11)	(0.06)		(0.03)
Net realized gain on securities	–	–	(0.02)	(0.21)	(0.09)		–	(0.73)	(1.63)	(0.80)		(0.20)

Total distributions	(0.62)	(0.72)	(0.52)	(0.65)	(0.25)		(0.16)	(0.87)	(1.74)	(0.86)		(0.23)

Net asset value at end of period	$7.36	$6.78	$8.43	$9.10	$9.32		$11.23	$10.95	$14.58	$19.78		$16.80

TOTAL RETURN(a)	18.42%	(7.97)%	(1.79)%	4.62%	8.16	%(f)	4.04%	(17.61)%	(18.68)%	23.44	%(g)	21.36	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97%	0.99%	0.99%	0.99%	0.99%		1.00%	1.00%	1.00%	1.00%		1.00%
Ratio of expenses to average net assets(c)	1.06%	1.16%	1.13%	1.16%	1.19%		1.26%	1.32%	1.31%	1.29%		1.37%
Ratio of expense reductions to average net assets	–	–	–	–	–		–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	8.44%	11.11%	8.25%	7.63%	7.07%		0.94%	1.71%	0.97%	0.84%		0.72%
Ratio of net investment income (loss) to average net assets(c)	8.35%	10.94%	8.12%	7.46%	6.87%		0.69%	1.40%	0.66%	0.55%		0.35%
Portfolio turnover rate	47%	91%	57%	47%	53%		126%	132%	101%	72%		69%
Number of shares outstanding at end of period (000’s)	35,452	28,189	24,516	21,225	11,377		48,205	51,389	42,957	37,205		25,445
Net assets at the end of period (000’s)	$261,050	$191,246	$206,712	$193,127	$106,070		$541,326	$562,725	$626,351	$735,844		$427,437

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(g)	The Fund’s performance figure was increased by 0.06% from a reimbursement for losses realized on the disposal of investments in violation of investment restrictions.

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Large Cap Value Fund						Mid Cap Growth Fund
	Year Ended August 31,						Year Ended August 31,
	2010	2009	2008	2007	2006		2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$9.37	$12.51	$15.74	$14.58	$13.72		$5.79	$7.42	$9.36	$8.15	$7.56

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14	0.15	0.20	0.18	0.21		(0.02)	(0.01)	(0.02)	(0.02)	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.07)	(3.00)	(2.51)	1.67	1.50		0.51	(1.59)	(0.97)	1.80	0.60
Net increase from payments by affiliates	–	–	–	–	0.00		–	–	–	–	–

Total income (loss) from investment operations	0.07	(2.85)	(2.31)	1.85	1.71		0.49	(1.60)	(0.99)	1.78	0.59

Distributions from:
Net investment income	(0.18)	(0.29)	(0.14)	(0.07)	(0.06)		–	–	–	–	–
Net realized gain on securities	–	–	(0.78)	(0.62)	(0.79)		–	(0.03)	(0.95)	(0.57)	–

Total distributions	(0.18)	(0.29)	(0.92)	(0.69)	(0.85)		–	(0.03)	(0.95)	(0.57)	–

Net asset value at end of period	$9.26	$9.37	$12.51	$15.74	$14.58		$6.28	$5.79	$7.42	$9.36	$8.15

TOTAL RETURN(a)	0.61%	(22.55)%	(15.47)%	12.89%	12.98	%(e)	8.46%	(21.43)%	(11.98)%	22.57%	7.80%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81%	0.81%	0.81%	0.81%	0.81%		0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.93%	0.97%	0.92%	0.89%	0.97%		1.15%	1.25%	1.17%	1.25%	1.34%
Ratio of expense reductions to average net assets	0.00%	0.01%	0.01%	–	–		0.01%	0.05%	0.02%	0.01%	–
Ratio of net investment income (loss) to average net assets(b)	1.41%	1.70%	1.41%	1.16%	1.54%		(0.33)%	(0.29)%	(0.28)%	(0.26)%	(0.15)%
Ratio of net investment income (loss) to average net assets(c)	1.29%	1.53%	1.30%	1.08%	1.38%		(0.63)%	(0.69)%	(0.60)%	(0.66)%	(0.64)%
Portfolio turnover rate	224%	182%	183%	105%	103%		76%	116%	125%	121%	142%
Number of shares outstanding at end of period (000’s)	15,751	16,825	24,675	26,589	12,192		26,012	27,455	28,873	9,052	7,929
Net assets at the end of period (000’s)	$145,778	$157,711	$308,635	$418,508	$177,737		$163,364	$158,841	$214,201	$84,765	$64,583

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Mid Cap Value Fund					Moderate Growth Lifestyle Fund
	Year Ended August 31,					Year Ended August 31,
	2010	2009	2008	2007	2006	2010		2009		2008		2007		2006

PER SHARE DATA
Net asset value at beginning of period	$12.71	$15.31	$20.09	$18.75	$18.27	$10.12		$11.40		$13.04		$12.44		$12.04

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08	0.13	0.07	0.10	0.08	0.37		0.25		0.29		0.21		0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	0.97	(2.40)	(3.11)	3.14	1.79	0.55		(0.96)		(1.08)		1.49		0.70
Net increase from payments by affiliates	–	–	–	–	–	–		–		–		–		–

Total income (loss) from investment operations	1.05	(2.27)	(3.04)	3.24	1.87	0.92		(0.71)		(0.79)		1.70		0.86

Distributions from:
Net investment income	(0.15)	(0.06)	(0.09)	(0.07)	(0.01)	(0.23)		(0.26)		(0.17)		(0.12)		(0.06)
Net realized gain on securities	–	(0.27)	(1.65)	(1.83)	(1.38)	–		(0.31)		(0.68)		(0.98)		(0.40)

Total distributions	(0.15)	(0.33)	(1.74)	(1.90)	(1.39)	(0.23)		(0.57)		(0.85)		(1.10)		(0.46)

Net asset value at end of period	$13.61	$12.71	$15.31	$20.09	$18.75	$10.81		$10.12		$11.40		$13.04		$12.44

TOTAL RETURN(a)	8.21%	(14.17)%	(16.05)%	18.15%	10.74%	9.07%		(5.33)%		(6.70)%		14.18%		7.21%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	1.05%	1.05%	1.05%	1.05%	1.05%	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)	0.10	%(e)
Ratio of expenses to average net assets(c)	1.11%	1.17%	1.13%	1.11%	1.20%	0.18	%(e)	0.22	%(e)	0.20	%(e)	0.20	%(e)	0.24	%(e)
Ratio of expense reductions to average net assets	0.02%	0.03%	0.01%	0.02%	0.01%	–		–		–		–		–
Ratio of net investment income (loss) to average net assets(b)	0.54%	1.22%	0.43%	0.47%	0.40%	3.45	%(e)	2.81	%(e)	2.42	%(e)	1.64	%(e)	1.35	%(e)
Ratio of net investment income (loss) to average net assets(c)	0.48%	1.10%	0.35%	0.41%	0.25%	3.37	%(e)	2.69	%(e)	2.32	%(e)	1.54	%(e)	1.21	%(e)
Portfolio turnover rate	81%	84%	72%	59%	76%	34%		175%		108%		64%		70%
Number of shares outstanding at end of period (000’s)	33,097	37,634	40,372	26,139	19,331	17,832		14,009		12,783		9,401		7,122
Net assets at the end of period (000’s)	$450,578	$478,457	$618,150	$525,119	$362,379	$192,841		$141,786		$145,705		$122,551		$88,558

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	Does not include underlying fund expenses that the Fund bears indirectly.

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Money Market II Fund						Small Cap Growth Fund
	Year Ended August 31,						Year Ended August 31,
	2010		2009	2008	2007	2006	2010	2009	2008	2007	2006

PER SHARE DATA
Net asset value at beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$9.31	$11.46	$14.59	$12.68	$12.19

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.01	0.03	0.05	0.04	(0.08)	(0.07)	(0.09)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		(0.00)	(0.00)	–	–	0.97	(1.96)	(2.20)	2.00	0.56
Net increase from payments by affiliates	0.00		–	–	–	–	–	–	–	–	–

Total income (loss) from investment operations	0.00		0.01	0.03	0.05	0.04	0.89	(2.03)	(2.29)	1.91	0.49

Distributions from:
Net investment income	(0.00)		(0.01)	(0.03)	(0.05)	(0.04)	–	–	–	–	–
Net realized gain on securities	–		–	–	–	–	–	(0.12)	(0.84)	–	–

Total distributions	(0.00)		(0.01)	(0.03)	(0.05)	(0.04)	–	(0.12)	(0.84)	–	–

Net asset value at end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$10.20	$9.31	$11.46	$14.59	$12.68

TOTAL RETURN(a)	0.01	%(e)	0.89%	3.08%	4.88%	4.09%	9.56%	(17.44)%	(16.52)%	15.06%	4.02%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.37%		0.55%	0.55%	0.55%	0.56%	1.16%	1.16%	1.16%	1.16%	1.16%
Ratio of expenses to average net assets(c)	0.64%		0.75%	0.67%	0.64%	0.67%	1.36%	1.49%	1.39%	1.35%	1.40%
Ratio of expense reduction to average net assets	–		–	–	–	–	0.01%	0.01%.	0.00%	0.01%	–
Ratio of net investment income (loss) to average net assets(b)	0.01%		0.94%	3.04%	4.78%	4.13%	(0.83)%	(0.88)%	(0.75)%	(0.67)%	(0.55)%
Ratio of net investment income (loss) to average net assets(c)	(0.26)%		0.73%	2.93%	4.69%	4.02%	(1.03)%	(1.21)%	(0.98)%	(0.86)%	(0.79)%
Portfolio turnover rate	N/A		N/A	N/A	N/A	N/A	80%	83%	158%	58%	69%
Number of shares outstanding at end of period (000’s)	214,151		253,830	329,922	337,050	151,326	4,681	4,546	4,195	3,884	3,892
Net assets at the end of period (000’s)	$213,807		$253,242	$329,212	$337,050	$151,326	$47,757	$42,310	$48,061	$56,678	$49,354

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3).

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Small Cap Value Fund						Socially Responsible Fund
	Year Ended August 31,						Year Ended August 31,
	2010	2009	2008	2007		2006	2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$9.88	$13.75	$15.35	$15.06		$15.61	$8.93	$11.39	$13.49	$12.06		$11.21

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06	0.15	0.17	0.12		0.11	0.12	0.14	0.18	0.19		0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	0.43	(3.28)	(0.98)	1.27		1.25	0.44	(2.37)	(1.46)	1.51		0.96
Net increase from payments by affiliates	–	–	–	0.00		–	–	–	–	0.00		–

Total income (loss) from investment operations	0.49	(3.13)	(0.81)	1.39		1.36	0.56	(2.23)	(1.28)	1.70		1.13

Distributions from:
Net investment income	(0.10)	(0.12)	(0.09)	(0.07)		(0.02)	(0.15)	(0.19)	(0.12)	(0.06)		(0.05)
Net realized gain on securities	–	(0.62)	(0.70)	(1.03)		(1.89)	–	(0.04)	(0.70)	(0.21)		(0.23)

Total distributions	(0.10)	(0.74)	(0.79)	(1.10)		(1.91)	(0.15)	(0.23)	(0.82)	(0.27)		(0.28)

Net asset value at end of period	$10.27	$9.88	$13.75	$15.35		$15.06	$9.34	$8.93	$11.39	$13.49		$12.06

TOTAL RETURN(a)	4.96%	(21.71)%	(5.23)%	9.22	%(e)	9.69%	6.23%	(19.20)%	(10.04)%	14.22	%(f)	10.16%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.95%	0.95%	0.95%	0.95%		0.95%	0.56%	0.56%	0.56%	0.56%		0.56%
Ratio of expenses to average net assets(c)	1.14%	1.11%	1.11%	1.11%		1.21%	0.63%	0.69%	0.65%	0.63%		0.71%
Ratio of expense reductions to average net assets	0.01%	0.00%	0.01%	0.00%		–	–	0.02%	0.02%	0.03%		–
Ratio of net investment income (loss) to average net assets(b)	0.52%	1.77%	1.02%	0.77%		0.74%	1.20%	1.79%	1.46%	1.45%		1.52%
Ratio of net investment income (loss) to average net assets(c)	0.33%	1.60%	0.86%	0.61%		0.49%	1.13%	1.67%	1.37%	1.38%		1.37%
Portfolio turnover rate	132%	32%	39%	33%		58%	98%	86%	120%	152%		172%
Number of shares outstanding at end of period (000’s)	33,825	34,981	22,274	16,918		7,622	72,022	73,479	80,127	68,651		24,486
Net assets at the end of period (000’s)	$347,417	$345,551	$306,357	$259,704		$114,809	$672,566	$656,132	$912,992	$925,906		$295,231

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a gain realized on the disposal of investments in violation of investment restrictions.
(f)	The Fund’s performance was increased by less than 0.01% from a reimbursement by an affiliate.

VALIC Company II

FINANCIAL HIGHLIGHTS — (continued)

Per share data is for a share of beneficial interest outstanding throughout the period. Total return includes reinvestment of distributions on the reinvestment date.

	Strategic Bond Fund
	Year Ended August 31,
	2010	2009	2008	2007		2006

PER SHARE DATA
Net asset value at beginning of period	$10.29	$11.10	$11.33	$11.36		$11.08

Income (loss) from investment operations:
Net investment income (loss)(d)	0.60	0.66	0.65	0.61		0.58
Net realized and unrealized gain (loss) on investments and foreign currencies	0.85	(0.60)	(0.29)	(0.12)		0.04
Net increase from payments by affiliates	–	–	–	–		0.00

Total income (loss) from investment operations	1.45	0.06	0.36	0.49		0.62

Distributions from:
Net investment income	(0.52)	(0.87)	(0.51)	(0.40)		(0.16)
Net realized gain on securities	–	–	(0.08)	(0.12)		(0.18)

Total distributions	(0.52)	(0.87)	(0.59)	(0.52)		(0.34)

Net asset value at end of period	$11.22	$10.29	$11.10	$11.33		$11.36

TOTAL RETURN(a)	14.51%	2.23%	3.13%	4.32%		5.75	%(e)

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.89%	0.89%	0.89%	0.89%		0.89%
Ratio of expenses to average net assets(c)	0.95%	1.05%	1.00%	1.02%		1.12%
Ratio of expense reductions to average net assets	–	–	–	–		–
Ratio of net investment income (loss) to average net assets(b)	5.65%	7.01%	5.81%	5.49%		5.38%
Ratio of net investment income (loss) to average net assets(c)	5.59%	6.85%	5.70%	5.35%		5.16%
Portfolio turnover rate	141%	129%	127%	126	%(f)	105	%(f)
Number of shares outstanding at end of period (000’s)	41,249	34,144	31,963	25,743		17,195
Net assets at the end of period (000’s)	$462,619	$351,498	$354,895	$291,727		$195,413

(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes expense reimbursements, but excludes expense reductions.
(c)	Excludes expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from a reimbursement by an affiliate.
(f)	Portfolio turnover includes “to be announced” (“TBA”) transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

Fund	2007	2006
Strategic Bond	120%	104%

VALIC Company II

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of

VALIC Company II:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the fifteen funds constituting VALIC Company II (hereafter referred to as the “Series”) at August 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Series’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2010 by correspondence with the custodian and brokers and application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion. The financial highlights for each of the years ended on or before August 31, 2007 were audited by another independent registered public accounting firm whose report, dated October 25, 2007, expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Houston, Texas

October 28, 2010

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

April 26-27, 2010 Board of Trustees Meeting

At a meeting held on April 26-27, 2010, the Board of Trustees of VC II (the “Board”) , including a majority of the Trustees who are not “interested persons” of VC II (“Independent Trustees”), as such term is defined by the Investment Company Act of 1940, as amended (the “1940 Act”), approved with respect to the Small Cap Value Fund (the “Fund”) the engagement of The Boston Company Asset Management, LLC (“Boston Company”) and Janus Capital Management, LLC (“Janus”) pursuant to investment sub-advisory agreements with VALIC (the “Boston Company Sub-Advisory Agreement” and the “Janus Sub-Advisory Agreement,” respectively). The Board considered that Janus/Perkins and Boston Company would become co-sub-advisers of the Fund and that they would replace SSgA Funds Management, Inc. (“SSgA FM”) as sub-adviser of the Fund.

The Board also approved Janus’ engagement of Perkins Investment Management LLC (“Perkins”) as a sub-sub-adviser to the Fund, pursuant to an investment sub-sub-advisory agreement between Janus and Perkins (the “Perkins Sub-Sub-Advisory Agreement”). The Boston Company Sub-Advisory Agreement, Janus Sub-Advisory Agreement and Perkins Sub-Sub-Advisory Agreement are collectively referred to as the “Advisory Contracts.”

The Board received materials relating to certain factors the Board considered in determining to approve the Advisory Contracts. Those factors included: (1) the nature, extent and quality of services to be provided by Janus/Perkins, Boston Company and VALIC; (2) Janus’/Perkins’ and Boston Company’s sub-advisory fee rate compared to the sub-advisory fee rates of a peer group of funds with similar investment objectives (“Subadvisory Expense Group”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Fund compared to performance of comparable funds in its Morningstar Large Value category (“Performance Group”) and against the Fund’s current benchmark, the Russell 1000® Value Index (“Benchmark”) and the investment performance of comparable funds managed by Janus/Perkins and Boston Company against the Performance Group, Benchmark and the Fund’s performance; (4) the costs of services and the benefits potentially to be derived by Janus/Perkins, Boston Company and VALIC, (5) whether the Fund will benefit from possible economies of scale by engaging Janus/Perkins and Boston Company as sub-advisers; (6) the profitability of VALIC, Janus and Boston Company; and (7) the terms of the Advisory Contracts.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of the approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive session.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by Janus/Perkins and Boston Company. The Board also considered that Janus/Perkins’ and Boston Company’s management of the Fund is subject to the oversight of VALIC and the Board, and the Fund must be managed in accordance with the investment objectives, policies and restrictions as set forth in the Fund’s prospectus and statement of additional information. The Board noted that the proposed addition of Janus/Perkins and Boston Company as sub-advisers would not result in a result in a change to the Fund’s principal investment objective, principal investment strategy or principal investment risks. The Board considered that management proposed initially that 70% of the assets would be managed by Boston Company and 30% of the assets would be managed by Janus/Perkins.

The Board considered information provided to them regarding the services to be provided by Janus/Perkins and Boston Company. The Board considered the qualifications, background and responsibilities of Janus/Perkins’ and Boston Company’s investment and compliance personnel who would be responsible for providing investment management services to the Fund. The Board also took into account the financial condition of Janus/Perkins and Boston Company and their respective affiliates.

The Board, including a majority of the Independent Trustees, concluded that the scope and quality of advisory services to be provided by Janus/Perkins and Boston Company under their respective Sub-Advisory Agreements would be satisfactory.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding the Fund’s advisory fee rate compared against other funds in its peer group. The Board considered that the Fund’s current advisory fee rate was below the median of its peer group. It noted that with the addition of breakpoints the effective fee rate payable to VALIC would begin to decline once Fund assets exceeded $500 million and that the Fund’s current assets were approximately $167 million.

The Board also received and reviewed the Fund’s sub-advisory fee rates compared against the Subadvisory Expense Group. The Board noted that the Fund’s sub-advisory fees were currently at the median of its Subadvisory Expense Group, and that they would be at the median of the Subadvisory Expense Group following the change of sub-advisers. The Board took into account that the sub-advisory fee rate payable to Janus and Boston Company contain breakpoints whereas the fee rate payable to SSgA FM did not contain breakpoints. The Board also considered that the sub-advisory fees are paid by VALIC out of the advisory fees it receives from the Fund and that they are not paid by the Fund. It was also noted that any fees paid to Perkins pursuant to the Perkins Sub-Sub-Advisory Agreement would be paid by Janus. The Board noted that although VALIC would retain a greater percentage of its advisory fee payable by the Fund, such increase would not materially impact VALIC’s profit margin and in addition, VALIC had proposed to implement a breakpoint in its advisory fee. The Board concluded that the advisory fees and sub-advisory fees for the Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

The Trustees then considered the performance of the Fund as compared to its Performance Group and Benchmark. It was noted that the Fund underperformed the average of its Performance Group and its Benchmark for the one- and three-year periods ended February 28, 2010. The Trustees also noted that comparable funds managed by Janus/Perkins and Boston Company outperformed the Performance Group, Benchmark and the Fund for such periods. The Trustees also noted that they review regularly detailed performance information about the Fund. The Board concluded that management was addressing the Fund’s performance by proposing the addition of Janus and Boston Company as sub-advisers to the Fund.

Cost of Services and Benefits Derived and Profitability/Economies of Scale. The Board was provided information related to the cost of services and benefits derived in connection with the Sub-Advisory Agreements. Management reported that it believed that any indirect costs are inconsequential to the analysis of the adequacy of the advisory and sub-advisory fees and that any collateral benefits derived as a result of providing advisory services to the Fund are de minimis. Because sub-advisory fees are paid by VALIC and not by the Fund, the Trustees determined that the costs of the services to be provided by Janus and Boston Company and the profitability to Janus and Boston Company from their relationship with the Fund was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreements. For similar reasons, the Board also concluded that the potential for economies of scale in Janus/Perkins’ and Boston Company’s management of the Fund was not a material factor in approving the

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Sub-Advisory Agreements although the Board noted that the proposed sub-advisory fees had breakpoints and the proposed amendment to the Advisory Agreement would add a breakpoint to the advisory fee to generally reflect the breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreements. The Board reviewed the terms of the Sub-Advisory Agreements, including the duties and responsibilities undertaken by Janus/Perkins and Boston Company. It was noted that there were no material differences between the terms of the Sub-Advisory Agreements and the SSgA FM Sub-Advisory Agreement. The Board concluded that the terms of the Sub-Advisory Agreements were reasonable.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it, the considerations described above, and their deliberations, the Board, including a majority of the Independent Trustees, concluded that it was in the best interests of the Fund and its shareholders to approve the Advisory Contracts.

August 2-3, 2010 Board of Trustees Meeting

At a meeting held on August 2-3, 2010, the Board of Trustees (the “Board”), including the Trustees that are not interested persons of VC II, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), approved with respect to each Fund the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC II (the “Advisory Agreement”) and the investment sub-advisory agreements between VALIC and each of the following sub-advisers (collectively, the “Sub-advisory Agreements”): Bridgeway Capital Management, Inc. (“Bridgeway Capital”); FAF Advisors, Inc. (“FAF”); Invesco Advisers, Inc. (“Invesco”); JPMorgan Investment Management, Inc. (“JPMIM”); SunAmerica Asset Management Corp. (“SAAMCo”); and Wellington Management Company, LLP (“Wellington Management”) (collectively referred to as the “Sub-advisers”).

The Investment Advisory Agreement and Investment Sub-advisory Agreements are collectively referred to as the “Advisory Contracts.”

In connection with the approval of the Advisory Contracts, the Board received materials related to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group/Universe”) and against each Fund’s benchmarks; (3) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers; (4) whether the Funds will benefit from possible economies of scale from engaging the Sub-advisers; (5) the profitability of VALIC and the Sub-advisers and their affiliates; (6) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of the Funds, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-Adviser Expense Group/Universe”), as selected an independent third-party provider of investment company data; (7) the terms of the Advisory Contracts, and (8) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history.

The Independent Trustees were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

The continuation of all Advisory Contracts were approved at the August 2010 for a one-year term beginning September 1, 2010 and ending August 31, 2011, with the exception of the Century Capital Sub-Advisory Agreement, which was approved for an initial two-year term.

Nature, Extent and Quality of Services. The Board considered the nature, quality and extent of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their familiarity with VALIC’s management through Board meetings, discussions and reports during the preceding year and through their long history of service to the Funds. The Board considered that VALIC is responsible for the management of the day-to-day operations of the Funds, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of the Funds is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Funds’ prospectus and statement of additional information.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of the Funds, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à-vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Investment Advisory Agreement with respect to each Fund.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Funds it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Trustees of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-advisers investment and compliance personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also reviewed each Sub-adviser’s brokerage practices.

The Board reviewed VALIC’s and SAAMCo’s compliance program and personnel. It was noted that SAAMCo is an affiliated company of VALIC. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

The Board concluded that the scope and quality of the advisory services provided by VALIC and Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited)

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Subadvisor Expense Group and, in some cases as noted below, the Subadvisor Expense Universe. It was noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Subadvisor Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of the Sub-adviser to certain of the Funds with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of several Funds as noted below.

The Sub-advisers provided and the Board also considered expense information of comparable accounts managed by the Sub-advisers, which included one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. It was noted that expense ratio data included in the independent third-party reports was based on unaudited data from the semi-annual report dated February 28, 2010.

The Board received and reviewed information prepared by management and by an independent third-party regarding the Funds’ investment performance compared against their benchmarks and their respective Performance Groups/Universes. It was noted that performance information provided by the independent third party was for the period ended April 30, 2010 and that benchmark information presented by management was through the period June 30, 2010.

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Aggressive Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were at the median of the Expense Group and above the median of the Expense Universe. In addition, the Board considered that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe for the one-, three- and five-year periods. In addition, the Board considered that the Fund outperformed the Lipper VUF Mixed Asset Target Allocation Growth Index and its blended benchmark for the one-, three- and five-year periods. The blended benchmark consists of the Russell 3000 Index (“Russell 3000”) (54%), Barclays Capital U.S. Aggregate Bond Index (25%), the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”) (13%), and the FTSE European Public Real Estate Association (“EPRA”) / National Association of Real Estate Investment Trusts (“NAREIT”) Global Real Estate Index (8%). The Board concluded that the Fund’s performance was satisfactory.

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Capital Appreciation Fund (sub-advised by Bridgeway Capital). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011. Additionally, the Board considered that effective June 1, 2010, breakpoints were implemented to the Fund’s advisory and sub-advisory fee schedules.

The Board considered that the Fund was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Large-Cap Growth Index for the one-year period but was below the medians and underperformed the Index for the three- and five-year periods. The Board considered that the Fund outperformed its benchmark, the Russell 1000® Growth Index, for the one-year period but trailed the Index for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and its plans to address the Fund’s performance. The Board also noted the Fund’s improved more recent performance. The Board concluded that appropriate action has been taken to address the Fund’s performance.

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Conservative Growth Lifestyle Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and at the median of its Expense Universe, and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one- and five-year periods and below the median of its Performance Group for the three-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe and outperformed the Lipper VUF Mixed Asset Target Allocation Conservative Index for the one-, three- and five-year periods. The Board noted that the Fund outperformed its blended benchmark for the one- and five- year periods, and underperformed for the three-year period. The Fund’s blended benchmark consists of the Russell 3000 Index (24%), Barclays Capital U.S. Aggregate Bond Index (65%), the MSCI EAFE Index (8%), and the FTSE EPRA/NAREIT Global Real Estate Index (3%). The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Core Bond Fund (sub-advised by PineBridge). The Board considered that the Fund’s actual advisory fees were above the medians of its Expense Group/Universe and that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board noted that the Fund was above the medians of its Performance Group/Universe for the one- and five-year periods, and below the medians of its Performance Group/Universe for the three-year period. The Board also noted that the Fund outperformed the Lipper VUF Corporate A-Rated Bond Index for the one-, three- and five-year periods. The Board also noted that the Fund outperformed its benchmark, Barclays Capital U.S. Aggregate Index, for the one-year period and underperformed the benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, changes to the Fund’s investment strategy in prior years, and concluded that the Fund’s performance was satisfactory in light of all factors considered.

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High Yield Bond Fund (sub-advised by Wellington Management). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and above the median of its Expense Universe, and that the Fund’s total expenses were above the medians of its Expense Group/Universe. The Board considered that the

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses and also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011. In addition, the Board noted that the Fund’s advisory fee was reduced in July 2009.

The Board considered that the Fund’s performance was at the median of its Performance Group for the one- year period and below the median of its Performance Group for the three- and five- year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one- year period and below the median of its Performance Universe for the three- and five- year periods. The Board also considered that the Fund outperformed the Lipper VUF High Yield Bond Index for the one-year period and underperformed the Index for the three- and five-year periods. The Board noted that the Fund underperformed its benchmark, the Citigroup High Yield Market Index for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that Wellington Management had only been managing the Fund since July 2009 and that performance beyond the one-year period was attributable to the prior sub-adviser. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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International Small Cap Equity Fund (sub-advised by PineBridge and Invesco). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe and that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011. Additionally, the Board noted that the Fund’s advisory fee was reduced in December 2009, and that breakpoints were implemented to PineBridge’s sub-advisory fee in March 2010.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed the Lipper VUF International Core Index for the one-year period. The Board also considered that the Fund’s performance was at the median of its Performance Group and below the median of its Performance Universe for the three-year period and above the medians of its Performance Group/Universe for the five-year period. The Board noted that the Fund underperformed the Index for the three-year period and outperformed the Index for the five-year period. The Board took into consideration that Lipper’s comparative Index focused on international multi-cap growth funds and not on international small-cap core funds. The Board further noted that the Fund underperformed its benchmark, the MSCI EAFE Small Cap Index, for the one- and three-year periods and outperformed the benchmark for the five-year period. The Board noted that Invesco was engaged in December 2009 as a co-sub-adviser to the Fund. The Board took into account management’s discussion of the Fund’s performance and concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Large Cap Value Fund (sub-advised by TBCAM and Janus/Perkins). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were at the median of its Subadvisory Expense Group and below the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that TBCAM and Janus/Perkins began managing the Fund in June 2010 and that all performance presented was attributable to the prior sub-adviser. The Board considered that, under the prior sub-adviser’s management, the Fund was below the medians of its Performance Group/Universe and underperformed the Lipper VUF Multi-Cap Value Index and its benchmark, the Russell 1000® Value Index, for the one-, three- and five-year periods. The Board also noted management’s discussion of the Fund’s performance and concluded that the underperformance was being addressed.

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Mid Cap Growth Fund (sub-advised by Invesco). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board also considered that the Fund’s performance was below the medians of its Performance Group/Universe and the Lipper VUF Mid-Cap Growth Index and its benchmark, the Russell Midcap® Growth Index, for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including plans to improve the Fund’s performance, as well as its continued monitoring of the Fund. The Board concluded that management is taking appropriate action with respect to the Fund.

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Mid Cap Value Fund (sub-advised by FAF and Wellington). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and below the median of its Expense Universe and that the Fund’s total expenses were above the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-year period, at the median of its Performance Group and below the median of its Performance Universe for the three-year period, and above the medians of its Performance Group/Universe for the five-year period. The Board also considered that the Fund underperformed the Lipper VUF Mid Cap Value Index for the one-year period, and outperformed the Index for the three- and five-year periods. In addition, the Board noted that the Fund underperformed its benchmark, the Russell 2500® Value Index, for the one- and three-year periods and outperformed the benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance, and concluded that the Fund’s overall performance was satisfactory in light of all factors considered.

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Moderate Growth Lifestyle Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees were above the median of its Expense Group and at the median of its Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that the Fund’s performance was above the medians of its Performance Group/Universe and outperformed the Lipper VUF Mixed-Asset Target Allocation Moderate Index for the one-, three- and five-year periods. In addition, the Board noted that the Fund outperformed its blended benchmark for the one- and

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APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

five-year periods and underperformed the benchmark for the three- year period. The Fund’s blended benchmark consists of the Russell 3000 (40%), Barclays Capital U.S. Aggregate Bond Index (45%) and the MSCI EAFE Index (10%) and the FTSE EPRA/NAREIT Global Real Estate Index (5%). The Board concluded that the Fund’s performance has been satisfactory in light of all factors considered.

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Money Market II Fund (sub-advised by SAAMCo). The Board considered that the Fund’s actual advisory fees were at the median of its Expense Group and below the median of its Expense Universe. The Board also noted that the Fund’s total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that the Fund’s performance was above the median of its Performance Group for the one-, three- and five-year periods. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one-year period, and below the median of its Performance Universe for the three- and five- year periods. The Board also noted that the Fund underperformed the Lipper VUF Money Market Index for the one-, three- and five- year periods. The Board also considered that the Fund underperformed its benchmark, the Treasury Bill 3 Month Index, for the one-year period, and outperformed its benchmark for the three- and five-year periods. The Board took into account the relatively small range in performance returns among the Performance Group/Universe. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Small Cap Growth Fund (sub-advised by JPMIM). The Board considered that the Fund’s actual advisory fees were below the median of its Expense Group and above the median of its Expense Universe, and that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board also noted that the Fund’s actual sub-advisory fees were above the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board noted that the Fund’s performance was above the median of its Performance Group for the one- and three-year periods and below the median of its Performance Group for the five-year period, and that the Fund’s performance was above the median of its Performance Universe and outperformed the Lipper VUF Small Cap Growth Index and its benchmark, the Russell 2000® Growth Index, for the one-year period and below the median and underperformed the Index and benchmark for the three- and five-year periods. The Board concluded that the Fund’s performance was satisfactory in light of all factors considered.

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Small Cap Value Fund (sub-advised by SAAMCo, MetWest and JPMIM). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that the Fund’s performance was below the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Board also considered that the Fund outperformed the Lipper VUF Small Cap Value Index for the one-, three- and five- year periods. The Board also noted that the Fund outperformed its benchmark, the Russell 2000® Value Index, for the one-, three- and five-year periods. The Board also noted that SAAMCo and MetWest were added as additional sub-advisers in February 2010. The Board noted management’s discussion of the Fund’s performance, including the engagement of the new sub-advisers, and concluded that the Fund’s performance is being addressed.

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Socially Responsible Fund (sub-advised by AIGGIC). The Board considered that the Fund’s actual advisory fees and total expenses were below the medians of its Expense Group/Universe. The Board also noted that the Fund’s actual sub-advisory fees were below the medians of its Subadvisor Expense Group/Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board noted that the Fund’s performance was above the medians of its Performance Group/Universe, and outperformed its benchmark, the S&P 500® Index for the one-, three- and five- year periods. The Board also noted that the Fund outperformed the Lipper VUF Large Cap Core Index for the one-year period and underperformed the Index for the three- and five-year periods. The Board took into consideration management’s discussion of its peer group and index noting the social criteria to which the Fund must adhere and concluded that the Fund’s performance was satisfactory in light of all factors considered.

•

Strategic Bond Fund (sub-advised by AIGGIC). The Board noted that the Fund’s actual advisory fees were below the medians of its Expense Group/Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. In addition, the Board considered that the Fund’s actual sub-advisory fees were at the median of its Subadvisor Expense Group and above the median of its Subadvisor Expense Universe. The Board also noted that the expense limitation on total expenses would be extended contractually through December 31, 2011.

The Board considered that the Fund’s performance was below the median of its Performance Group for the one- and three-year periods and above the median for the five-year period. The Board also considered that the Fund’s performance was above the median of its Performance Universe for the one- and five-year periods, and below the median for the three-year period. In addition, the Board considered that the Fund outperformed the Lipper VUF General Bond Index for the one- and five-year periods, and underperformed the Index for the three-year period. The Board also noted that the Fund outperformed its benchmark, the Barclays Capital Aggregate Bond Index, for the one-year period, and underperformed the benchmark for the three- and five- year periods. The Board took into account management’s discussion of the Fund’s performance. The Board noted that management was closely monitoring the Fund and concluded that the Fund’s performance was satisfactory in light of all factors considered.

The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average daily net assets of the respective Fund.

VALIC Company II

APPROVAL OF ADVISORY AGREEMENTS (Unaudited) — (continued)

It was noted that VALIC reviewed a number of factors in determining appropriate fee levels for the Funds as well as the fee VALIC pays each Sub-adviser. Such factors include review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) clone fund analysis; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC will receive benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees paid or to be paid by the Funds. The Board considered that VC II also pays VALIC a fee for the provision of record keeping and shareholder services to contract owners and participants, which is provided at cost. Such payment is allocated to each Fund based on the number of accounts serviced. Finally, it was noted that the Funds pay SAAMCo, an affiliate of VALIC, an annual fee of approximately 0.07% based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SAAMCo receives from the Funds, SAAMCo compensates VALIC for certain administrative services (0.02% of daily net assets), and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value (0.01% of daily net assets). The Board also considered that VC II pays VALIC an annual fee of 0.25% on average daily net assets of each Fund (other than the Lifestyle Funds) pursuant to a Shareholder Services Agreement.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, it was noted that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC, as adviser and transfer agent and as the shareholder servicing agent. In addition, the Board considered the profitability of SAAMCo in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds was reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Trustees noted that the fees under the Sub-Advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-Advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Trustees determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Investment Sub-Advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to those Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that it the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-Advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein.

The Board reviewed the terms of the Century Capital Sub-Advisory Agreement, including the duties and responsibilities undertaken by Century Capital. It also noted that the Century Capital Sub-Advisory Agreement was the same in all material respects as the Sub-Advisory Agreement with Wells Capital, except for the name of the sub-adviser, the term of the agreements and the sub-advisory fee rate.

The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel, regulatory history, including information whether it was currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Fund and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered and each Trustee may have contributed different weight to the various factors. Based upon the materials it reviewed, the representations made to it and the considerations described above, and as part of their deliberations, the Board, including the Independent Trustees, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each of the Funds and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION (Unaudited) — August 31, 2010

Name, Birth Date and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Independent Directors
Thomas J. Brown DOB: December 24, 1945	Trustee	2005- Present	Retired.	48	None.
Dr. Judith L. Craven DOB: October 6, 1945	Trustee	1998- Present	Retired Administrator.	78	Director, Hilton Hotel (1998-Present); Director, Belo Corporation, a media company (1992-Present); Director SYSCO Corporation, a food marketing and distribution company (1996-Present). Director, Luby’s Inc., a restaurant chain (1998-Present).
William F. Devin DOB: December 30, 1938	Chairman and Trustee(5)	2001- Present	Retired.	78	Director, Boston Options Exchange (2001-Present)
Dr. Timothy J. Ebner DOB: July 15, 1949	Trustee	1998- Present	Professor and Head, Department of Neuroscience (1980-Present), and Visscher Chair of Physiology, University of Minnesota (1999-Present); Scientific Director, Society for Research on the Cerabellum (2008-Present).	48	Trustee, Minnesota Medical Foundation (2005-Present).
Judge Gustavo E. Gonzales, Jr. DOB: July 27, 1940	Trustee	1998- Present	Attorney At Law, Criminal Defense and General Practice (2005-Present) Formerly, Municipal Court Judge, Dallas, TX (1995-2004)	48	None.
Dr. John Wm. Lancaster DOB: December 15, 1923	Trustee	1998- Present	Pastor Emeritus (1990-Present) and formerly Director of Planned Giving (1997-2005), First Presbyterian Church, Houston, TX.	48	None.
Kenneth J. Lavery DOB: December 30, 1949	Trustee	2001- Present	Vice President, Massachusetts Capital Resources Co. (1982-Present).	48	None.
Dr. John E. Maupin, Jr. DOB: October 28, 1946	Trustee	1998- Present	President, Morehouse School of Medicine, Atlanta, Georgia (2006-Present). Formerly, President, Meharry Medical College, Nashville, Tennessee (1994-2006).	48	Director, LifePoint Hospitals, Inc. (1999-Present); Director, HealthSouth Corp. (2004-Present); and Director, Regions Financial Corp. (2007-Present).
Interested Directors
Peter A. Harbeck(1) DOB: January 23, 1954	Trustee	2001- Present	President, CEO and Director, SAAMCo (1995-Present); Director, SunAmerica Capital Services, Inc. (“SACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-Present)	87	None.
Officers
Kurt Bernlohr DOB: May 27, 1961	President and Principal Executive Officer	2009- Present

President VALIC Financial Advisors, Inc. (2009-Present); President, VALIC Retirement Services Company (2009-Present); Senior Vice President (2009-Present), Vice President (2004-2009) and Associate General Counsel (2000-2004), VALIC

				N/A	N/A

VALIC Company II

TRUSTEES AND OFFICERS INFORMATION (Unaudited) — August 31, 2010 — (continued)

Name, Birth Date and Address*	Position Held With VALIC Complex	Term of Office and Length of Time Served(4)	Principal Occupations During Past Five Years	Number of Funds in Fund Complex Overseen by Director(2)	Other Directorships Held by Director(3)
Officers
John Packs DOB: December 9, 1955	Vice President and Senior Investment Officer	2001- Present	Senior Investment Officer, VALIC (2001-Present).	N/A	N/A
Gregory R. Kingston DOB: January 18, 1966	Treasurer and Principal Financial Officer	2000- Present	Vice President, SAAMCo (2001-Present).	N/A	N/A
Nori L. Gabert DOB: August 15, 1953	Vice President, Chief Legal Officer and Secretary	2000- Present	Vice President and Deputy General Counsel, SAAMCo (2005-Present); Vice President and Senior Counsel SAAMCo (2001-2005).	N/A	N/A
Gregory N. Bressler DOB: November 17, 1966	Vice President	2005- Present	Senior Vice President and General Counsel, SAAMCo (2005 to Present); Formerly Vice President and Director of U.S. Asset Management Compliance, Goldman Sachs Asset Management (2004 to 2005); Deputy General Counsel, Credit Suisse Asset Management LLC (2002-2004).	N/A	N/A
Cynthia A. Gibbons-Skrehot DOB: December 6, 1967	Vice President and Chief Compliance Officer (“CCO”)	2002- Present	Vice President, SAAMCo and VALIC (2002-Present).	N/A	N/A
Matthew J. Hackethal DOB: December 31, 1971	Anti-Money Laundering (“AML”) Compliance Officer	2007- Present	Chief Compliance Manager, SAAMCo (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present); VP (2001-2006) and CCO (2005-2006), Credit Suisse Alternative Funds Asset Management Division Formerly Vice President, Credit Suisse Asset Management (2001 to 2006); CCO, Credit Suisse Alternative Funds (2005 to 2006); Credit Suisse Asset Management Securities, LLC (2004 to 2005)	N/A	N/A
Donna M. Handel DOB: June 25, 1966	Vice President and Assistant Treasurer	2001- Present	Senior Vice President, SAAMCo (2004-Present); Vice President, SAAMCo (1997-2004).	N/A	N/A
Thomas M. Ward DOB: November 7, 1966	Vice President	2008- Present	VP (2009-Present) and Director (2005-2009), VALIC; VP, VALIC Financial Advisers, Inc. (2009-Present)	N/A	N/A
*	The business address for each Trustee and Officer is 2929 Allen Parkway, Houston, TX, 77019.
(1)	Interested Trustee, as defined within the Investment Company Act of 1940 (the “1940 Act”), because of current employment with SAAMCo, an affiliated company with VALIC.
(2)	The “Fund Complex” consists of all registered investment company portfolios for which VALIC or an affiliated person of VALIC serves as investment adviser or administrator. The “Fund Complex” includes the SunAmerica Speciality Series (3 funds), SunAmerica Equity Funds (3 funds), SunAmerica Income Funds (5 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (14 portfolios), SunAmerica Focused Alpha Growth Fund, Inc. (1 fund), SunAmerica Focused Alpha LargeCap Fund, Inc. (1 fund), Anchor Series Trust (9 portfolios), Seasons Series Trust (21 portfolios), SunAmerica Series Trust (35 portfolios), VALIC Company I (33 funds) and VALIC Company II (15 funds).
(3)	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Trustees serve until their successors are duly elected and qualified.
(5)	Effective July 27, 2005, Mr. Devin became Chairman of the Board.

Additional Information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling 1-800-448-2542.

VALIC Company II

SHAREHOLDERS TAX INFORMATION — August 31, 2010 (Unaudited)

Certain tax information regarding the VALIC Company II is required to be provided to the shareholders based upon each Fund’s income and capital gain distributions for the taxable year ended August 31, 2010

The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2010, which will be made available after the end of the calendar year.

During the year ended August 31, 2010 the Funds paid the following long-term capital gains along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

Fund	Net Long-Term Capital Gains	Foreign Tax Credit*	Foreign Source Income	Qualifying % for the 70% Dividends Received Deduction
Aggressive Growth Lifestyle	$—	$—	$—	29.07%
Capital Appreciation	—	—	—	100.00
Conservative Growth Lifestyle	—	—	—	10.95
Core Bond	—	—	—	0.92
High Yield Bond	—	—	—	0.22
International Small Cap Equity	—	961,094	12,305,595	—
Large Cap Value	—	—	—	100.00
Mid Cap Growth	—	—	—	—
Mid Cap Value	—	—	—	100.00
Moderate Growth Lifestyle	—	—	—	16.92
Money Market II	—	—	—	—
Small Cap Growth	—	—	—	—
Small Cap Value	—	—	—	100.00
Socially Responsible	—	—	—	100.00
Strategic Bond	—	—	—	0.38

*	The Funds make an election under the Internal Revenue Code Section 853 to pass through foreign taxes paid to the shareholders.

VALIC Company II

COMPARISONS: FUNDS VS. INDEXES (Unaudited)

In the following pages, we have included graphs that compare the Fund’s performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in each Fund versus the same $10,000 investment in comparable market indices. Descriptions of these market indices are provided below the individual graphs. It is important to note that the VC II Funds are professionally managed mutual funds while the indices are not available for investment and are unmanaged.

Please note that the graphs and tables that accompany the following investment comments include all fund expenses, but do not reflect the charges imposed by the variable annuity contract or variable life insurance policy (collectively, the “Contracts”), a qualifying employer-sponsored retirement plan (the “Plans”), or Individual Retirement Accounts (“IRAs”). All dividends are assumed to be reinvested. No expenses are deducted from the performance of the indices.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity. Lower rated high yield, high-risk securities generally involve more credit risk. These securities may also be subject to greater market price fluctuations than lower yielding, higher rated debt securities. The common stocks of medium-sized companies may be more volatile than those of larger, more established companies. Investing in real estate involves special risks, which may not be associated with investing in stocks, including possible declines in real estate values, adverse economic conditions, and changes in interest rates. Investments in small capitalization and emerging growth companies involve greater than average risk. Such securities may have limited marketability and the issuers may have limited product lines, markets and financial resources. The value of such investments may fluctuate more widely than investments in larger, more established companies. The technology industry can be significantly affected by obsolescence, short product cycles, falling prices and profits, and competition from new market participants. Funding choices that primarily invest in one sector are more volatile than those that diversify across many industry sectors and companies.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve months ending August 31, 2010, the Aggressive Growth Lifestyle Fund returned 8.11%, compared to 4.91% for the S&P 500® Index and 6.61% for the Blended Index.

Over the course of the year, the Russell 3000 Index returned 5.64%, the Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index (gross) lost -1.93%, the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE/EPRA NAREIT”) Developed Index returned 15.11%, and the Barclay’s Capital U.S. Aggregate Bond Index (“BarCap US Aggregate Bond”) Index returned 9.18%. The first half of this fiscal year was marked by the first stage of economic recovery from the recession. The second half of the year was far more volatile, though with an overall downward trend as fears of a double-dip recession crept into markets worldwide.

The Fund began the year with a very significant underweight to Fixed Income, taking advantage of the economic recovery that was feeding hungry equity markets. It held overweights in both US and International Equities, and a more modest overweight in Real Estate. The risk of a bubble forming in US Equities caused the fund to go underweight there in the fall of 2009. It was shifted largely out of Large Cap Growth stocks and into promising opportunities in Fixed Income, primarily High Yield bonds. International Equities were also trimmed down to a neutral position. Concerns were justified in early 2010 when the Greek debt crisis caused a shock to capital markets worldwide. From March through August 2010, the fund was held neutral to peers in overall equity positions, which dictated being underweight versus the blended benchmark. Beginning in August, the fund increased US Equity holdings in expectation of a second stage of the recovery. While positioned aggressively versus aggressive growth fund peers, the Fund is still underweight in US and International equity versus benchmark.

VALIC Company II Aggressive Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2010, the Aggressive Growth Lifestyle Fund returned 8.11% compared to 4.91% for the S&P 500® Index and 6.61% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s blended index consists of the Russell 3000 Index (54%), MSCI EAFE Index (gross) (13%), the BarCap US Aggregate Bond Index (25%) and the FTSE/EPRA NAREIT Developed Index (8%).

***	The MSCI EAFE Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

****	The BarCap US Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000 Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index (formerly, the FTSE EPRA/NAREIT Global Real Estate Index) is designed to track the performance of listed real estate companies and REITs worldwide. The series acts as a performance measure of the overall market.

Average Annual Total Return
1 Year	5 Years	10 Years
8.11%	2.59%	0.94%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Capital Appreciation Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Bridgeway Capital Management, Inc.

The Capital Appreciation Fund posted a return of 7.79% for the twelve-month period ending August 31, 2010, compared to a return of 6.14% for the Russell 1000® Growth Index.

In the aftermath of the dramatic downturn of the prior fiscal year, the breadth of the market “bounceback” was demonstrated by the diversity of sectors represented within the Fund’s top contributors to performance. The Consumer Discretionary sector contributed the most to both absolute and relative performance during the fiscal year, with more than four-and-a-half percent of the Fund’s returns and almost all of the Fund’s outperformance attributed to this sector. Not only were stocks chosen well within this sector, but this high performing sector was also overweighted relative to the benchmark. TRW Automotive Holdings Corp and McDonalds were the largest contributors in this sector.

While the two top contributors to performance for the fiscal year were both Information Technology companies, Salesforce.com and Apple, three of the five largest detractors from performance, Seagate Technology, Micron Technology and Sandisk Corp, were also in this sector.

For the year ended August 31, 2010, the Capital Appreciation Fund returned 7.79% compared to 6.14% for the Russell 1000® Growth Index.

*	The Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
7.79%	-1.76%	-6.90%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve months ending August 31, 2010, the Conservative Growth Lifestyle Fund returned 10.69%, compared to 4.91% for the S&P 500® Index and 8.00% for the Blended Index.

Over the course of the year, the Russell 3000 Index returned 5.64%, the Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index (gross) lost -1.93%, the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE/EPRA NAREIT”) Developed Index returned 15.11%, and the Barclay’s Capital U.S. Aggregate Bond Index (“BarCap US Aggregate Bond”) Index returned 9.18%. The first half of this fiscal year was marked by the first stage of economic recovery from the recession. The second half of the year was far more volatile, though with an overall downward trend as fears of a double-dip recession crept into markets worldwide.

The Fund began the year with a significant overweight in stocks to take advantage of the prevailing market strength. As calendar year 2009 drew to a close, concerns arose that the pace of economic recovery was becoming so fast that central banks would have to apply the brakes in the form of higher interest rates. The Fund began to reduce U.S. Equity back toward neutral to the benchmark. As equity exposures were reduced, the Fund favored higher yielding fixed income assets, as corporate balance sheets had become buoyed by profits during the recovery and bond markets were on sound footing. When it became clear in May that the greatest risk was in Europe as a result of the Greek debt crisis, the Fund also pulled International Equity to an underweight position, again to the benefit of higher yielding fixed income assets. The Fund closed the year on an optimistic note, raising U.S. Equity to an overweight position, while International Equity and Real Estate remain underweight. Fixed Income is also modestly underweight and tilted toward high yield bonds.

VALIC Company II Conservative Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2010, the Conservative Growth Lifestyle Fund returned 10.69% compared to 4.91% for the S&P 500® Index and 8.00% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The Fund’s blended index consists of the Russell 3000 Index (24%), MSCI EAFE Index (gross) (8%), the BarCap US Aggregate Bond Index (65%) and the FTSE EPRA/NAREIT Developed Index (3%).

***	The MSCI EAFE Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

****	The BarCap US Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000 Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index (formerly, the FTSE EPRA/NAREIT Global Real Estate Index) is designed to track the performance of listed real estate companies and REITs worldwide. The series acts as a performance measure of the overall market.

Average Annual Total Return
1 Year	5 Years	10 Years
10.69%	4.16%	3.84%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Core Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Core Bond Fund posted a return of 12.95% for the twelve-month period ending August 31, 2010, compared to 9.18% for the Barclay’s Capital U.S. Aggregate Bond Index (“BarCap US Aggregate Bond”) Index.

Sector selection was one of the largest contributors to the relative outperformance of the Fund versus the benchmark over the fiscal year. In particular, an overweight in the Banking and Financial sectors served the Fund well, as clarity surrounding financial regulation resulted in price appreciation for the securities.

Specific security holdings, most notably several Treasury bond positions, had a positive impact on Fund performance. Treasury positions in the Fund performed well given the large rally in interest rates that occurred as the Fund’s fiscal year came to a close. Furthermore, several Collateralized Mortgage Backed Securities (“CMBS”) positions, including issuance from JP Morgan and Bank of America contributed strongly to performance.

The top individual detractors were Freddie Gold Mortgage (“FHGLD”) Pool #G03, United States Treasury Notes due 07/31/2011, and United States Treasury Notes due 12/15/2011. The top individual contributors were United States Treasury Notes due 05/15/2018, United States Treasury Notes due 11/15/2039, and GS Mortgage Securities Trust due 08/10/2045.

For the year ended August 31, 2010, the Core Bond Fund returned 12.95% compared to 9.18% for the BarCap US Aggregate Bond Index.

*	The BarCap US Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Return
1 Year	5 Years	10 Years
12.95%	5.43%	5.85%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II High Yield Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Wellington Management Co., LLP

The High Yield Bond Fund posted a return of 18.42% for the twelve-month period ended August 31, 2010, compared to a return of 20.68% for the Citigroup High-Yield Market Index.

During the period, the best performing sectors of the Index were Airlines, Broadcast/Outdoor, and Finance. The worst performing sectors were Utilities, Environmental Services and Leisure.

Security selection was the primarily driver of underperformance during the period, due primarily to results in the Technology, Media NonCable, and Pharmaceuticals sectors. The Fund was also hurt by an underweight to the Specialty Finance sector and an overweight to the Technology sector. The Fund benefitted from strong security selection and an overweight to the Automotive sector, security selection in Chemicals, and an overweight to banks. During the period, CCC-rated securities outperformed all other quality segments while B- and BB-rated names lagged. An underweight to B- and BB-rated names was additive to performance.

For the year ended August 31, 2010, the High Yield Bond Fund returned 18.42% compared to 20.68% for the Citigroup High-Yield Market Index.

*	The Citigroup High-Yield Market Index measures the performance of below investment grade debt issued by corporations domiciled in the United States or Canada. All of the bonds in such index are publicly placed, have a fixed coupon, and are nonconvertible.

Average Annual Total Return
1 Year	5 Years	10 Years
18.42%	3.88%	6.33%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II International Small Cap Equity Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The International Small Cap Equity Fund posted a return of 4.04% for the twelve-month period ended August 31, 2010, compared to a return of 2.11% for the Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Small Cap Index (gross).

Effective December 9, 2009 Invesco Advisers, Inc (through a sub-sub advisory arrangement with Invesco Asset Management, Ltd) was added as a sub-adviser to the Fund.

A discussion with PineBridge Investments, LLC regarding their portion of the Fund (the “portfolio”)

Sector selection contributed positively to performance. Overweight positions in the Materials, Telecom and Healthcare sectors contributed positively to performance as did an underweight in Industrials. Conversely, an underweight position in Consumer Discretionary, Information Technology and Energy detracted from performance.

Stock selection had a positive impact on performance. The securities that contributed the most to performance were Croda International, Virgin Mediam Dena Co Ltd, Sonova Holding and Acergy. The stocks that detracted the most from performance were EFG International, Gruppo Editoriale L’Espresso, Wirecard, Enterprise Inns and Irish Life & Premiums.

The countries that made the strongest contribution to performance were the United Kingdom, Japan, South Korea, China and the Netherlands. The following countries detracted from performance, Germany, Italy, Singapore, Ireland and France. The country weights are determined through stock selection.

A discussion with Invesco Advisers, Inc/Invesco Asset Management, Ltd regarding their portion of the Fund (the “portfolio”)

On a relative basis, holdings in Asia and Latin America were the best performing for the portfolio, while stock selection in the Middle East & Africa and Eastern Europe also added to the portfolio’s outperformance. By contrast, stock selection in Europe and Japan detracted from the portfolio’s returns.

At the sector level, Consumer Staples (e.g. Aryzta and Wumart Stores) and Financials (e.g. BQE Cant Vaudoise) were among the top performing sectors for the portfolio. By contrast, overweight positions in the poor performing Industrials sector (e.g. Nissha Printing and Koninklijke Bam Groep) and the Information Technology sector (e.g. Micronics Japan) hindered the portfolio’s performance.

For the year ended August 31, 2010, the International Small Cap Equity Fund returned 4.04% compared to 2.11% for the MSCI EAFE Small Cap Index (gross).

*	The MSCI EAFE Small Cap Index (gross) is made up of 40% of the full market capitalization of the eligible small cap universe within each industry group, within each country in the MSCI EAFE Index. MSCI defines the small cap universe as all listed securities that have a market capitalization in the range of US $200 million to $1.5 billion. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits (10 year history is not available for the gross returns therefore price-only returns were used in the graph).

Average Annual Total Return
1 Year	5 Years	10 Years
4.04%	0.85%	0.89%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Large Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Large Cap Value Fund posted a return of 0.61% for the twelve-month period ended August 31, 2010, compared to a return of 4.96% for the Russell 1000® Value Index.

Effective June 7, 2010 The Boston Company Asset Management, LLC and Janus Capital Management, LLC (through a sub-sub advisory arrangement with Perkins Investment Management, LLC) replaced SSgA Funds Management, Inc. as sub-advisers to the Fund.

A discussion with The Boston Company Asset Management. LLC regarding their portion of the Fund (the “portfolio”)

Underperformance versus the Index was driven by allocation in the Utilities, Consumer Staples, Consumer Discretionary, and Telecommunications sectors. Other factors detracting from performance were stock selection in Financials, Energy, and Healthcare. Several of the portfolio’s financial holdings detracted most from relative returns, including Bank of America Corp., Wells Fargo & Co., and Prudential Financial, Inc.

Some of the portfolio’s underperformance was offset by positive stock selection in Materials, Industrials, Utilities, and Information Technology. The portfolio outperformed by the widest margin in the Materials sector. Several Materials holdings were among the portfolio’s leading contributors to performance, and included CF Industries Holdings Inc. and Freeport-McMoRan Copper & Gold, Inc. Other top individual contributors included AT&T Inc., Pfizer Inc., and Anadarko Petroleum Corp.

A discussion with Janus Capital Management, LLC and Perkins Investment Management, LLC regarding their portion of the Fund (the “portfolio”)

During the nearly three-month period, the portfolio underperformed its benchmark, the Russell 1000® Value Index. Stock selection in the Healthcare and Energy sectors and allocation in the Utilities and Information Technology sectors had the largest negative impact on results. Meanwhile, Financial Services and Telecommunications were favorable to performance.

A discussion with SSgA Funds Management, Inc.

Stock selection was the main driver of underperformance during the period. At a sector level the portfolio underperformed in seven of ten sectors. Stock selection was weakest within the Financials, Industrials, Healthcare, and Energy sectors. Within Financials, overweights to insurer Unum Group and Goldman Sachs Group, Inc. pressured results. Among Industrials, an underweight to Boeing Co. detracted from relative results as the stock had a healthy gain over the time period. Rounding out with Healthcare, an overweight position to healthcare benefits provider UnitedHealth Group Inc. was a notable laggard.

These results were partially offset by sector allocation in Consumer Discretionary, Utilities, and Telecommunications. Additional contributions to performance included strong stock selection within Consumer Staples, Consumer Discretionary, and Utilities. Stock selection in Consumer Staples was led by overweight positions in Del Monte Foods Co. and Dr. Pepper Snapple Group Inc., while Consumer Discretionary benefited from overweight positions in clothing retailers Limited Brands Inc. and Ross Stores Inc., which was not a benchmark component.

While overall stock selection in the Financial Services sector was positive, the largest individual detractor was Bank of America Corp. Other banks Wells Fargo & Co. and PNC Financial Corp. also detracted from performance during the period. The portfolio’s two top contributors both in the telecommunications sector were Vodafone Group PLC and AT&T Inc. Diversified holding company Berkshire Hathaway (B Shares) was another top contributor.

For the year ended August 31, 2010, the Large Cap Value Fund returned 0.61% as compared to 4.96% for the Russell 1000® Value Index.

*	The Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
0.61%	-3.45%	0.96%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Mid Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with Invesco Advisers, Inc.

The Mid Cap Growth Fund posted a return of 8.46% for the twelve-month period ended August 31, 2010, compared to a return of 11.58% for the Russell MidCap® Growth Index.

The U.S. economy provided signs of improvement during the Fund’s fiscal year, potentially indicating that the economy has transitioned from a contraction phase into an expansionary phase. Nevertheless, the pace of recovery remained modest and the transition from government stimulus-induced growth to private economic recovery was uncertain.

The Fund underperformed by the widest margin in the Consumer Discretionary sector, driven by stock selection. Examples of holdings that were key detractors to performance included for profit education services provider ITT Educational Services Inc. and casino operator MGM Resorts International. The Fund also underperformed in Information Technology, Industrials, and Financials. Underperformance in each of these sectors was driven primarily by stock selection. An overweight position in the Energy sector also detracted from performance.

Some of this underperformance was offset in other sectors, including Healthcare, Utilities, Consumer Staples and Telecom. The Fund outperformed by the widest margin in the Healthcare sector, due to stock selection. One Healthcare holding that was among the Fund’s top contributors to performance was Genzyme Corp. In the Consumer Staples sector, Estee Lauder Companies was among the fund’s top contributors to performance.

For the year ended August 31, 2010, the Mid Cap Growth Fund returned 8.46% compared to 11.58% for the Russell MidCap® Growth Index.

*

The Russell MidCap® Growth Index measures the performance of those Russell Midcap® companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Average Annual Total Return
1 Year	5 Years	10 Years
8.46%	-0.18%	-4.36%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Mid Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Mid Cap Value Fund posted a return of 8.21% for the twelve-month period ended August 31, 2010, compared to a return of 9.82%. for the Russell 2500® Value Index.

A discussion with FAF Advisors, Inc. regarding their portion of the Fund (the “portfolio”)

Sector selection was a detractor from performance, mainly due to the portfolio’s overweight position in the lagging Consumer Discretionary area and underweight allocation to Utilities, which outperformed. Stock selection contributed to performance, as positive stock selection in the Energy, Financials, Telecommunications, and Industrials areas offset negative stock selection in the Technology, Healthcare, Utilities, Materials, and Consumer areas.

Energy related stocks that had a positive impact on performance include Pioneer Natural Resources, Alpha Natural Resources, Newfield Exploration, and EOG Resources. Financial companies Comerica and Ameriprise Financial advanced during the period. Within Telecommunications, Windstream Corp and Qwest Communications were strong performers.

The largest individual detractors from performance were Unum Corp., AnnTaylor Stores, URS Corp., and Gannett Co.

A discussion with Wellington Management Co., LLP regarding their portion of the Fund (the “portfolio”)

Security selection added to overall performance. Strong stock selection in the Telecom & Media, Healthcare, Industrials, and Materials sectors was partially offset by weaker selection in the Consumer Staples, Energy, Consumer Discretionary, and Financials sectors. Impax Lab and Amerisource Bergen were among the top contributors on an individual basis in the Healthcare sector and in the overall portfolio. Telecom & Media name Virgin Media was also among the top relative contributors to portfolio performance. Within the Industrials sector, our positions in Delta Airlines and Ametek helped performance. Among the top relative detractors from performance were MDC Holdings in the Consumer Discretionary sector, and Arrow Electronics and Varian Semiconductor Equipment in the Information Technology sector.

Overall, sector allocation detracted from relative results, hurt by an underweight to the Utilities sector and an overweight to the Industrials Sector. These more than offset positive contributions from underweights to the lagging consumer discretionary and financials sectors.

For the year ended August 31, 2010, the Mid Cap Value Fund returned 8.21% compared to 9.82% for the Russell 2500® Value Index.

*

The Russell 2500® Value Index measures the performance of those Russell 2500® companies (the 2500 smallest companies, by market capitalization in the Russell 3000® Index) with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
8.21%	0.40%	5.04%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

For the twelve months ending August 31, 2010, the Moderate Growth Lifestyle Fund returned 9.07%, compared to 4.91% for the S&P 500® Index and 7.37% for the Blended Index.

Over the course of the year, the Russell 3000 Index returned 5.64%, the Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index (gross) lost -1.93%, the Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (“FTSE EPRA/ NAREIT”) Developed Index returned 15.11%, and the Barclay’s Capital U.S. Aggregate Bond Index (“BarCap US Aggregate Bond”) Index returned 9.18%. The first half of this fiscal year was marked by the first stage of economic recovery from the recession. The second half of the year was far more volatile, though with an overall downward trend as fears of a double-dip recession crept into markets worldwide.

The Fund began the year with overweight positions in both US and International Equity asset classes, as well as in Real Estate. Growing market sentiment of an overheated recovery began to take form in 2009, and the Fund started narrowing positions in Growth equities, reducing Growth holdings in the US and eliminating its position in the International Growth Fund. Fears were realized in May 2010 with shocks to both US and European stock markets. In response, the Fund reduced its International equity positions overall and brought Real Estate down to neutral. The Fund closed the fiscal year cautiously optimistic, holding an overweight position in US equity with a recent move into Mid Cap Value, and an underweight in both International Equity and Fixed Income.

VALIC Company II Moderate Growth Lifestyle Fund

COMPARISON: FUND VS. INDEX (Unaudited) — (continued)

For the year ended August 31, 2010, the Moderate Growth Lifestyle Fund returned 9.07% compared to 4.91% for the S&P 500® Index and 7.37% for the Blended Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**	The blended index consists of the Russell 3000 Index (40%), MSCI EAFE Index (gross) (10%), the BarCap US Aggregate Bond Index (45%) and the FTSE EPRA/NAREIT Developed Index (5%).

***	The MSCI EAFE Index (gross) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada. The gross index approximates the maximum possible dividend reinvestment and assumes that the amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits.

****	The BarCap US Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

†	The Russell 3000 Index follows the 3,000 largest U.S. companies, based on total market capitalization.

††	The FTSE EPRA/NAREIT Developed Index (formerly, the FTSE EPRA/NAREIT Global Real Estate Index) is designed to track the performance of listed real estate companies and REITs worldwide. The series acts as a performance measure of the overall market.

Average Annual Total Return
1 Year	5 Years	10 Years
9.07%	3.35%	2.80%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Money Market II Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with SunAmerica Asset Management Corp.

The Money Market II Fund posted a return of 0.01% for the twelve-month period ending August 31, 2010, compared to a return of 0.09% for the T-Bill Three-Month Index.

During the course of 2010, the Federal Open Market Committee (“FOMC”) maintained a Fed Funds Target Rate range of 0.00% to 0.25%. Throughout the period, the FOMC commented at its regularly scheduled meetings that the economy was in a recovery period. Although the economic recovery is still underway, it is more modest in the second half of 2010. The FOMC also noted consistently that inflation was subdued.

At the end of period, the Federal Reserve began signaling that it is prepared to enter into a second round of Quantitative Easing (QE). The committee will continue to monitor the economic outlook and financial developments and will employ its policy tools as necessary to promote economic recovery and price stability.

Additionally, yields on money market securities decreased steadily throughout the period with one-month CDs yielding approximately 0.19% at August 31, 2010, down from roughly 0.25% at August 31, 2009. In order to preserve yields, value was added through active management of the Fund’s duration, specifically by purchasing longer-dated fixed rate instruments as well as floating rate notes.

Sector selection had an impact on the portfolio. Given the outlook for a continued low level in the federal funds rate, the Fund continued to emphasize longer fixed rate and floating rate securities while selectively purchasing short-dated securities when relative value opportunities were discovered. In these challenging times, the Fund puts an emphasis on maintaining liquidity while striving to preserve yield.

Average Annual Total Return
1 Year	5 Years	10 Years
0.01%	2.57%	2.29%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Small Cap Growth Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with J.P. Morgan Investment Management Inc.

The Small Cap Growth Fund returned 9.56% for the twelve month period ending August 31, 2010, outperforming its benchmark, the Russell 2000® Growth Index, which returned 7.16% for the period.

Stock selection was the primary contributor to performance. Specifically, stock selection in the Energy and Consumer Discretionary sectors contributed to results. Stock selection in the Technology and Utilities sectors negatively impacted returns.

One of the largest contributors to performance was Coinstar, Inc, a provider of automated retail solutions. Ann Taylor Stores also contributed to performance.

On the negative side, Cumberland Pharmaceuticals Inc detracted from results. Another top detractor was Neutral Tandem Inc, which provides tandem interconnection services to wireless, wireline, cable, and broadband telephone companies in the United States.

For the year ended August 31, 2010, the Small Cap Growth Fund returned 9.56% compared to 7.16% for the Russell 2000® Growth Index.

*	The Russell 2000® Growth Index measures the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
9.56%	-2.00%	-5.77%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Small Cap Value Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Small Cap Value Fund posted a return of 4.96% for the twelve-month period ended August 31, 2010, compared to a return of 6.06% for the Russell 2000® Value Index.

Effective February 8, 2010 Metropolitan West Capital Management, LLC and SunAmerica Asset Management Corp. were added as additional sub-advisers to the Fund.

A discussion with J.P. Morgan Investment Management Inc. regarding their portion of the Fund (the “portfolio”)

Stock selection drove outperformance of the portfolio during the period. Specifically, selection in the Semiconductor, Industrial Cyclical, and Finance sectors contributed most to results. On the other hand, Stock Selection in the energy, basic materials, and retail sectors became the worst detractors from performance. Sector allocation was a slight detractor from performance.

An overweight in small loan consumer finance company World Acceptance Corporation contributed to performance. In addition, an overweight position in micro-chip maker Cirrus Logic continued to aid performance. An overweight position in offshore construction contractor Cal Dive detracted from performance during the period. In addition, an overweight position in drilling and marine service provider Hercules Offshore hurt performance.

A discussion with Metropolitan West Capital Management, LLC regarding their portion of the Fund (the “portfolio”)

The majority of the underperformance during the period resulted from security selection rather than sector weighting differences relative to the Index. Stock selection in the Healthcare sector was the main detractor from performance. Security selection coupled with overweights in both Consumer Discretionary and Information Technology subtracted additional value relative to the Index, as those sectors were the two of the three worst performers. Also, an underweight to the positive performing Utilities sector dragged on performance.

Within Healthcare, AMN Healthcare Services, Inc. and Amedisys, Inc. detracted the most value. In Consumer Discretionary, School Specialty, Inc. and OfficeMax, Inc. subtracted the most value. Within Information Technology, Jabil Circuit, Inc. was the largest detractor from performance.

Stock selection in Telecommunication Services added the most value relative to the index. General Communications, Inc. was the sole contributor to outperformance in this sector. Positive stock selection in Financials also added to performance. The top contributor from this sector was Horace Mann Educators Corp. In the Consumer Discretionary sector, a strong gain by Rc2 Corp. benefited performance.

A discussion with SunAmerica Asset Management Corp. LLC regarding their portion of the Fund (the “portfolio”)

Overweight allocations and stock selection in the Materials and Telecom Services sectors were the primary driver of outperformance for the portfolio during the period. Stock selection in the financial and utilities groups also helped relative performance. Detracting from portfolio returns were stock selection in the Industrial, Information Technology, and Consumer Discretionary groups; as well as, overweight exposure to the weak Energy sector.

Gold exploration companies US Gold Corp. and Fronteer Gold Inc. headed the list of top contributors during the period. Vonage Holdings Corp., United Rentals Inc., and South Jersey Industries Inc., also performed well. Alternatively, Jaguar Mining Inc., Sanmina-SCI Corp., CDC Software Corp. (ADS), Entergris Inc., and Chico’s FAS Inc. were leading detractors within the portfolio.

For the year ended August 31, 2010, the Small Cap Value Fund returned 4.96% compared to 6.06% for the Russell 2000® Value Index.

*	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

Average Annual Total Return
1 Year	5 Years	10 Years
4.96%	-1.38%	4.95%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Socially Responsible Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

The Socially Responsible Fund posted a return of 6.23% for the twelve month period ending August 31, 2010, compared with a return of 4.91% for the S&P 500® Index.

Effective December 1, 2009, SunAmerica Asset Management Corp. replaced PineBridge Investments, LLC as sub-adviser to the Fund. Concurrent with that change the Fund’s ‘research enhanced’ indexing strategy was replaced with a traditional index strategy. The social investing constraints of the Fund remained the same.

A discussion with SunAmerica Asset Management Corp.

The Fund is currently passively managed to create an optimized portfolio designed to closely track the S&P 500® Index by investing in a stock universe that is composed of the members of the S&P 500® Index, less those companies deemed to be socially irresponsible. Therefore, in addition to performance discrepancies due to trading, cash, and pricing effects normally experienced by index funds, the Fund experiences discrepancies due to the restricted number of available securities.

The Fund had overall positive performance in eight of ten sectors. Allocation overweights and underweights contributed positively in five sectors and detracted in five sectors. Telecommunication Services was the best performing sector for the Fund while Information Technology was the worst. Overall, an underweight allocation and good stock selection in the Energy sector was the largest contributor to return while an overweight allocation and poor stock selection in Information Technology was the largest detractor.

In terms of portfolio return, the top three performing securities were Qwest Communications International, Inc., Cummins, Inc., and Salesforce.com., Inc. The bottom three performing securities were NVIDIA Corp, Western Digital Corp., and Advanced Micro Devices, Inc.

A discussion with PineBridge Investments, LLC

The Fund’s outperformance of the benchmark can be attributed primarily to stock selection. This was partially offset by sector exposure which was an overall detractor from performance. The sector exposure which helped the Fund most was an underweight position in Utilities, which was one of the worst performing sectors for the fiscal quarter ending November 30, 2009. An overweight position in Financials was the largest detracting sector. The largest contributing stocks on a stock selection basis were Information Technology stocks Google, Inc. and Microsoft Corp. The weakest performing stock in the Fund on a stock selection basis was CVS Corp.

For the year ended August 31, 2010, the Socially Responsible Fund returned 6.23% compared to 4.91% for the S&P 500® Index.

*

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock’s weight in the index proportionate to its market value.

Average Annual Total Return
1 Year	5 Years	10 Years
6.23%	-0.58%	-1.99%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II Strategic Bond Fund

COMPARISON: FUND VS. INDEX (Unaudited)

MANAGEMENT OVERVIEW

A discussion with PineBridge Investments, LLC

The Strategic Bond Fund posted a return of 14.51% for the twelve-month period ending August 31, 2010, compared to 9.18% for the Barclay’s Capital U.S. Aggregate Bond Index (“BarCap US Aggregate Bond”) Index.

Sector selection was one of the largest contributors to the relative outperformance of the Fund versus the benchmark over the course of the fiscal year. In particular, an overweight in the Industrial and Financial sectors served the fund well, as clarity surrounding financial regulation helped take spreads tighter.

Several Collateralized Mortgage Backed Securities (“CMBS”) positions, including issuance from Goldman Sachs and Citigroup contributed strongly to performance. In addition, sovereign Emerging Market bonds held in the Fund including issues from Russia, Argentina and Colombia were among the top performers.

Country selection, most notably currency exposure to the Australian and Canadian dollar, had a positive impact on the performance of the Fund.

On a sector basis, the Fund underperformed in Government Mortgages (Fannie Mae, Ginnie Mae and Freddie Mac).

Top individual contributors included Russian Federation due 3/31/2030, Republic of Argentina due 12/31/2033, and GS Mortgage Securities Trust due 08/10/2045. Top individual detractors included Kingdom of Norway due 05/15/2015, United Airlines, Inc. due 3/01/2013, and Republic of Poland due 10/24/2015.

For the year ended August 31, 2010, the Strategic Bond Fund returned 14.51% compared to 9.18% for the BarCap US Aggregate Bond Index.

*	The BarCap US Aggregate Bond Index is an unmanaged index that is composed of securities from Barclays Capital Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

Average Annual Total Return
1 Year	5 Years	10 Years
14.51%	5.90%	7.75%

Past performance is not predictive of future performance. The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted.

The Fund’s returns reflect investment management fees and other Fund expenses. The Fund’s returns do not reflect charges included in the Variable Contract, Plan or IRA for mortality and expense guarantees, administrative fees or surrender charges.

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited)

Supplement to the Prospectus dated January 1, 2010

With respect to the Fund Fact Sheet of the Money Market II Fund, the “Investment Strategy” section is amended to reflect that the Fund may invest in illiquid and restricted securities up to 5% of its net assets (change from the previous limit of 10%).

Date: June 1, 2010

Supplement to the Prospectus dated January 1, 2010

Core Bond Fund and Strategic Bond Fund. Effective September 22, 2010, in the section titled “About VC II’s Management – Investment Sub-Advisers – AIGGIC” (now PineBridge Investments, LLC), the disclosure with respect to Bryan Petermann is deleted in its entirety. All other portfolio managers of the Core Bond Fund and the Strategic Bond Fund currently named in the Prospectus will continue to serve as portfolio managers of the respective fund.

Date: September 23, 2010

Supplement to the Prospectus dated January 1, 2010

Mid Cap Growth Fund. At a meeting on October 25-26, 2010, the Board of Trustees (the “Board”) of VALIC Company II (“VC II”) approved the termination of Invesco Advisers, Inc. (“Invesco”) as the sub-adviser to the Mid Cap Growth Fund (the “Fund”) and approved the engagement of Columbia Management Investment Advisers, LLC (“Columbia”) as sub-adviser to the Fund. The Board approved a new investment sub-advisory agreement between The Variable Annuity Life Insurance Company (“VALIC”) and Columbia (the “Columbia Sub-advisory Agreement”). With respect to the Columbia Sub-advisory Agreement, the Board has authority, pursuant to an exemptive order granted by the Securities and Exchange Commission, to enter into sub-advisory agreements without a shareholder vote; however, an information statement explaining the change of sub-adviser will be mailed to the shareholders of the Fund. The effective date of the Columbia Sub-advisory Agreement will occur on or about December 1, 2010.

Investment Strategy. Upon the effectiveness of the Columbia Sub-advisory Agreement, the “Investment Strategy” section of the Fund’s Fact Sheet is deleted in its entirety and replaced with the following:

This Fund invests, under normal circumstances, at least 80% of net assets in the equity securities and equity related instruments of medium capitalization companies. Generally, mid-cap companies will include companies whose market capitalizations, at the time of purchase, range from the market capitalization of the smallest company included in the Russell Midcap Index to the market capitalization of the largest company in the Russell Midcap Index during the most recent 12-month period. As of the most recent annual reconstitution of the Russell Midcap Index on June 28, 2010, the market capitalization range of the companies in the Index was $1.3 billion to $14.1 billion.

The Fund invests primarily in common stocks of companies that the sub-adviser believes have the potential for long-term, above-average earnings growth.

The sub-adviser combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio. The sub-adviser considers, among other factors:

•	overall economic and market conditions; and

•

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The sub-adviser may sell a security when the security’s price reaches a target set by the sub-adviser. If the sub-adviser believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

Up to 20% of the Fund’s net assets may be invested in other domestic equity securities, including common and preferred stocks, convertible securities and bonds. In addition, the Fund may invest in equity securities of small capitalization companies. The Fund, from time to time, may have significant investments in one or more particular sectors.

The Fund may invest up to 25% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depository receipts. Depository receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. The Fund does not consider American Depository Receipts or Canadian securities to be foreign securities.

The Fund may also invest in convertible securities, including preferred stock, warrants and debentures. The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective.

Investment Risks. Upon the effectiveness of the Columbia Sub-advisory Agreement, the Investment Risks section of the Prospectus is amended to reflect the removal of “Derivatives Risk” as a principal risk and the addition of the following principal risks:

Convertible Securities Risk: Convertible security values may be affected by market interest rates, issuer defaults and underlying common stock values; security values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back the securities at a time unfavorable to the Fund.

Small Company Risk: Investing primarily in small capitalization companies carries the risk that due to current market conditions these companies may be out of favor with investors. Small companies often are in the early stages of development with limited product lines, markets, or financial resources and managements lacking depth and

VALIC Company II

SUPPLEMENTS TO PROSPECTUS (Unaudited) — (continued)

experience, which may cause their stock prices to be more volatile than those of larger companies. Small company stocks may be less liquid yet subject to abrupt or erratic price movements. It may take a substantial period of time before the Fund realizes a gain on an investment in a small-cap company, if it realizes any gain at all.

Fund Management. Upon the effectiveness of the Columbia Sub-advisory Agreement, in the section titled About VC II’s Management – Investment Sub-Advisers, all references to Invesco as the sub-adviser of the Mid Cap Growth Fund are deleted in their entirety, and the following disclosure is added regarding Columbia:

Columbia Management Investment Advisers, LLC (“Columbia”)

100 Federal Street, Boston, MA 02110

Columbia is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial, Inc., which is a financial planning and financial services company that has been offering solutions for clients’ asset accumulation, income management and protection needs for more than 110 years. Columbia’s management experience covers all major asset classes, including equity securities, fixed-income securities and money market instruments. In addition to serving as an investment adviser to mutual funds, Columbia acts as an investment manager for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Mid Cap Growth Fund is managed by George J. Myers, Wayne M. Collette, Lawrence W. Lin and Brian D. Neigut. Mr. Myers, CFA, is a Portfolio Manager of Columbia. From 2004 until joining Columbia in May 2010 upon Ameriprise Financial, Inc.’s acquisition of the long-term asset management business of Columbia Management Advisors, LLC (“CMA”). Mr. Myers was associated with CMA or its predecessors as an investment professional. Mr. Myers began his investment career in 1998. Mr. Collette, CFA, is a Portfolio Manager of Columbia. From 2001 until joining Columbia in May 2010, Mr. Collette was associated with CMA or its predecessors as an investment professional. Mr. Collette began his investment career in 1996. Mr. Lin, CFA, is a Portfolio Manager of Columbia. From December 2006 until joining Columbia in May 2010, Mr. Lin was associated with CMA as an investment professional. Prior to 2006, Mr. Lin was a research analyst at Primarius Capital from May 2006 to December 2006, and at Engemann Asset Management from July 1998 to April 2006. Mr. Lin began his investment career in 1998. Mr. Neigut is a Portfolio Manager of Columbia. From February 2007 until joining Columbia in May 2010, Mr. Neigut was associated with CMA or its predecessor as an investment professional. Prior to 2007, Mr. Neigut was a portfolio manager at Kern Capital Management LLC from February 2006 to February 2007, and at OppenheimerFunds Inc. from November 2003 to February 2006. Mr. Neigut began his investment career in 1996.

Mid Cap Value Fund. The current sub-adviser of the Mid Cap Value Fund (the “Fund”), FAF Advisors, Inc. (“FAF”), along with its parent, U.S. Bank National Association, has entered into an agreement whereby Nuveen Investments, Inc. will acquire FAF’s long-term asset management business (the “Transaction”). FAF’s long-term asset management business will be combined with the asset management business of Nuveen Asset Management, Inc. (“Nuveen”), which is a subsidiary of Nuveen Investments, Inc.

Upon the closing of the Transaction, a change of control of FAF will constitute an “assignment”, as such term is defined by Section 2(a)(4) of the Investment Company Act of 1940, as amended (the “1940 Act”). As required by Section 15(a)(4) of the 1940 Act, the existing investment sub-advisory agreement between VALIC and FAF provides for automatic termination upon assignment, and pursuant to the terms of an exemptive order for the Securities and Exchange Commission, VALIC is permitted, under certain conditions and subject to board approval, to continue the employment of existing subadvisers and to enter into new subadvisory agreements with such subadvisers without obtaining shareholder approval.

Effective October 26, 2010, the Board of VC II approved a new investment sub-advisory agreement between VALIC and Nuveen (or a subsidiary of Nuveen) (the “Nuveen Sub-advisory Agreement”). The Nuveen Sub-advisory Agreement will become effective upon the closing of the Transaction, which is anticipated to close by December 31, 2010.

No modifications are expected as a result of the change in control of FAF in regard to the investment objective, principal investment strategies, portfolio managers, or the advisory or subadvisory fees.

Date: October 26, 2010

VALIC Company II

PROXY VOTE

PROXY VOTING RESULTS—SPECIAL MEETING OF THE SHAREHOLDERS

A special joint meeting of the shareholders of VALIC Company II (“VC II”) Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, International Small Cap Equity Fund, Moderate Growth Lifestyle Fund, Strategic Bond Fund and Socially Responsible Fund was held on March 26, 2010. The Funds adopted the following proposals:

1. A new investment sub-advisory agreement between VALIC and PineBridge Investments LLC (“PineBridge”), which provides that PineBridge will manage the assets of the Aggressive Growth Lifestyle Fund, Conservative Growth Lifestyle Fund, Core Bond Fund, International Small Cap Equity Fund, Moderate Growth Lifestyle Fund and the Strategic Bond Fund of VC II.

Aggressive Growth Lifestyle Fund
Votes in Favor	11,923,455.318
Votes Against	622,179.639
Votes Abstained	314,419.101

Conservative Growth Lifestyle Fund
Votes in Favor	5,332,592.186
Votes Against	453,840.800
Votes Abstained	307,899.634

Core Bond Fund
Votes in Favor	15,650,998.757
Votes Against	544,783.426
Votes Abstained	689,849.868

International Small Cap Equity Fund
Votes in Favor	42,723,378.354
Votes Against	3,120,876.446
Votes Abstained	1,987,063.037

Moderate Growth Lifestyle Fund
Votes in Favor	11,193,107.086
Votes Against	1,052,292.468
Votes Abstained	1,659,770.961

Strategic Bond Fund
Votes in Favor	30,057,398.609
Votes Against	3,138,777.061
Votes Abstained	2,366,862.235

2. A new investment sub-advisory agreement between VALIC and SunAmerica Asset Management Corp. (“SAAMCo”), which provides that SAAMCo will manage the assets of the Socially Responsible Fund of VC II.

Socially Responsible Fund
Votes in Favor	69,050,697.096
Votes Against	2,557,790.574
Votes Abstained	2,066,411.999

VALIC Company II

BOARD OF TRUSTEES

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

John W. Lancaster

Kenneth J. Lavery

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUBADVISERS

Bridgeway Capital Management, Inc.

5615 Kirby Dr., Suite 518

Houston, Texas 77005

FAF Advisors, Inc.

800 Nicollet Mall

Minneapolis, Minnesota 55402

Invesco Advisers, Inc.

1555 Peachtree Street, N.F.

Atlanta, Georgia 30309

J.P. Morgan Investment Management Inc.

245 Park Avenue

New York, New York 10167

Janus Capital Management, LLC

151 Detroit Street

Denver, Colorado 80206

Metropolitan West Capital Management, LLC

610 Newport Center Drive, Suite 100

Newport Beach, CA 92660

PineBridge Investments LLC

70 Pine Street

New York, NY 10270

SunAmerica Asset Management Corp.

Haborside Financial Center

3200 Plaza 5

Jersey City, New Jersey 07311

The Boston Company Asset Management, LLC

BNY Melton Center

201 Washington St.

Boston, MA 02108

Wellington Management Co. LLP

75 State Street

Boston, Massachusetts 02109

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1201 Louisiana Street, Suite 2900

Houston, Texas 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

Kurt Bernlohr,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Nori L. Gabert,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Cynthia A. Gibbons-Skrehot,

Vice President and Chief Compliance Officer

Donna Handel,

Vice President and Assistant Treasurer

Diedre L. Shepherd,

Assistant Treasurer

Mark Matthes,

Assistant Secretary

Matthew J. Hackethal,

Anti-Money Laundering Compliance Officer

Thomas M. Ward,

Vice President

DISCLOSURE OF QUARTERLY FUND PORTFOLIO HOLDINGS

VC II is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC II’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY II PORTFOLIO SECURITIES

A description of the policies and procedures that VC II uses to determine how to vote proxies related to securities held in the Fund’s portfolios, which is available in VC II’s Statement of Additional Information, may be obtained without charge upon request, by calling 800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY II PORTFOLIO SECURITIES

Information regarding how VC II voted proxies relating to securities held in the VC II Funds portfolios during the most recent twelve month period ended June 30, is available, once filed with the U.S. Securities and Exchange Commission without charge, upon request, by calling 800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners investing in VC II. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

VALIC ONLINE

Account Access

You must establish a
Unique User Identification
(ID) and Password; create your security profile by using
the online account services.

By using a numeric Personal Identification Number (PIN)
you can also access
VALIC’s toll-free
automated phone line
at 800.448.2542 to obtain
24-hour access to your account.

Manage your account on the Web through VALIC Online!

Enjoy quick, easy and secure access — now or anytime. Go to www.valic.com and click on Access Your Account in the “Links to Login” section.

You’ll find these powerful features:

•View your account portfolio including values, graphs and charts

•View, download or print account, transaction confirmation and tax statements

•View current and historical fund performance and unit values

•View personal performance for your account

•View transaction history

•Download transaction history to Quicken using Direct ConnectSM

•View your financial advisor’s contact information

•Reset your Password and update the information on your security profile

•Change your contact information such as telephone, address or e-mail

•Update your Investor Profile

•Initiate account transactions including:

>     Allocation changes

>     Transfer money among investment options

>     Rebalance account to your desired allocation mix

>     Change contributions

•Review account information on your cell phone or mobile device

•Request forms for a variety of services

•Display information from other accounts in addition to VALIC accounts using the Account Aggregation Feature

•Enroll in the electronic document delivery service (Personal Deliver-e®)

Start exploring VALIC Online today!

To set up access to VALIC Online:

•Go to www.valic.com

•Click on Access Your Account in the “Links to Login” section

•Click “Register Now” to begin the registration process

•Enter the information to set up your security profile

•Click “I Agree” to accept VALIC’s access agreement (required)

•Verify and/or update your address, e-mail and telephone number

•Click “Continue” to update your record and proceed to the Summary screen

You can also access your account using VALIC’s toll-free automated account information line by calling 800-448-2542.

VALIC Company II P.O. Box 3206 Houston, TX 77253-3206	PRSRT STD U.S. POSTAGE PAID SAN DIEGO, CA PERMIT NO. 1482

VC 11288 (08/2010) J74500

Item 2.	Code of Ethics.

VALIC Company II (“the registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year 2010, there were no reportable amendments, waivers, or implicit waivers to a provision of the code of ethics that applies to the registrant’s Principle Executive and Principal Accounting Officers.

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Thomas J. Brown qualifies as an audit committee financial expert, as defined in instructions to Item 3(a) of Form N-CSR. Mr. Brown is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) - (d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(a) Audit Fees	$299,470	$289,500
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$2,281
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax advice and tax planning.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2010	2009
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$126,566	$0

In addition, Ernst & Young, LLP is performing tax services for the Series. For the fiscal years ended 2010 and 2009, the fees for these tax services were $126,216 and $133,456, respectively.

(e) (1)

The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

(2)	No services included in (b) - (d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provides ongoing services to the registrant for 2010 and 2009 were $584,441 and $814,461, respectively.

(h)	Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company II

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kurt W. Bernlohr
Kurt W. Bernlohr
President

Date: November 8, 2010

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: November 8, 2010